UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number__811-05010_____________________________________________

 THE HUNTINGTON FUNDS
(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300
Attn: Huntington Funds Officer
                                            Indianapolis, IN                                                    46208________________
(Address of principal executive offices)                           (Zip code)

Ronald J. Corn, Esq.
The Huntington National Bank
41 South High Street
Columbus, Ohio 43287
(Name and address of agent for service)
Copies to:
                                                       David C. Mahaffey, Esq.
                                                       Sullivan & Worcester
                                                       1666 K Street, N.W.
                                                       Washington, DC 20006

Registrant’s telephone number, including area code:_ 1-800-253-0412

Date of fiscal year end:  December 31

Date of reporting period: June 30, 2009_______________________

Item 1. Reports to Stockholders.

[Logo of Huntington Funds]

Semi-Annual
Shareholder
Report

Money Market Funds

Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington Tax-Free Money Market Fund
Huntington U.S. Treasury Money Market Fund

Equity Funds

Huntington Dividend Capture Fund
Huntington Growth Fund
Huntington Income Equity Fund
Huntington International Equity Fund
Huntington Macro 100 Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund
Huntington Real Strategies Fund
Huntington Rotating Markets Fund
Huntington Situs Fund
Huntington Technical Opportunities Fund

Income Funds

Huntington Fixed Income Securities Fund
Huntington Intermediate Government Income Fund
Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Short/Intermediate Fixed Income Securities Fund

JUNE 30, 2009

INSTITUTIONAL SHARES
CLASS A SHARES
CLASS B SHARES
INTERFUND SHARES

Huntington Money Market Fund

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Market Value
U.S. Government Agencies	60.6%
Cash	16.5%
Municipal Bonds	6.3%
Corporate Bonds	6.0%
Repurchase Agreements	5.7%
Commercial Paper	4.9%

Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2009, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value
Corporate Bonds -- 6.0%
Consumer Discretionary -- 0.4%
$2,000,000	Procter & Gamble International Funding SCA, 0.996%, 5/7/10 (a)	$2,000,000

Financials -- 5.6%
22,000,000	Bank of America Corp., 1.070%, 12/15/09 (b)	21,892,842
7,000,000	SunTrust Banks, Inc., 1.274%, 12/16/10 (a)	7,087,360

		28,980,202

Total Corporate Bonds (Cost $30,980,202)		30,980,202

U.S. Government Agencies -- 60.5%
Federal Farm Credit Bank -- 6.7%
25,000,000	0.100%, 7/31/09 (b)	24,997,917
10,000,000	0.715%, 11/24/10 (a)	10,038,223

		35,036,140

Federal Home Loan Bank -- 24.5%
6,000,000	0.010%, 7/1/09 (b)	6,000,000
25,000,000	5.375%, 7/17/09	25,053,800
20,000,000	0.244%, 10/21/09 (b)	19,985,067
35,000,000	0.315%, 11/6/09 (b)	34,962,844
15,000,000	0.315%, 11/12/09 (b)	14,982,692
20,000,000	0.294%, 11/13/09 (b)	19,978,250
5,000,000	0.600%, 6/25/10	5,002,604

		125,965,257

Federal Home Loan Mortgage Corporation -- 15.7%
20,000,000	0.365%, 7/6/09 (b)	19,999,000
6,000,000	0.346%, 7/13/09 (b)	5,999,320
20,000,000	0.325%, 8/3/09 (b)	19,994,133
20,000,000	0.305%, 8/24/09 (b)	19,991,000
15,000,000	1.039%, 7/12/10 (a)	15,001,472

		80,984,925

Principal Amount		Value
U.S. Government Agencies -- (Continued)
Federal Home Loan Mortgage Corporation, Series RB -- 7.8%
$20,000,000	0.140%, 8/25/09 (b)	$19,995,722
20,000,000	0.240%, 10/20/09 (b)	19,985,200

		39,980,922

Federal National Mortgage Association -- 5.8%
20,000,000	0.386%, 8/3/09 (b)	19,993,033
10,000,000	0.300%, 11/2/09 (b)	9,989,667

		29,982,700

Total U.S. Government Agencies (Cost $311,949,944)		311,949,944

Municipal Bonds -- 6.3%
Kentucky -- 1.9%
9,600,000	Carroll County, KY, Solid Waste Disposal Revenue, BPB Acquisition Project, LOC - Bank of America N.A., 0.400%, 5/1/31 (a)	9,600,000

Ohio -- 2.9%
15,000,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series I, SPA - Citibank N.A., 0.280%, 9/1/36 (a)	15,000,000

Texas -- 1.5%
8,000,000	Texas State Department of Housing & Community Affairs Multifamily Housing Revenue, LOC - Citibank N.A., 0.380%, 5/1/40 (a)	8,000,000

Total Municipal Bonds (Cost $32,600,000)		32,600,000

Principal Amount or Shares		Value
Commercial Papers -- 4.9%
Wells Fargo & Co. -- 4.9%

$25,000,000	0.050% (b), 7/1/09	$25,000,000

Total Commercial Papers (Cost $25,000,000)		25,000,000

Cash Equivalents -- 16.5%
37,500,000	Federated Prime Cash Obligation Fund, 0.480% (c)	37,500,000
37,500,000	Fidelity Institutional Money Market Portfolio, 0.720% (c)	37,500,000
10,000,000	Meeder Institutional Money Market Fund, 0.630% (c)	10,000,000

Total Cash Equivalents (Cost $85,000,000)		85,000,000

Principal Amount		Value
Repurchase Agreements -- 5.7%
$29,169,400	Morgan Stanley Dean Witter & Co., 0.010%, dated 6/30/09, due 7/1/09, repurchase price $29,169,408 (Fully collateralized by Federal Home Loan Bank, 0.930%, 3/30/10)	$29,169,400

Total Repurchase Agreements (Cost $29,169,400)		29,169,400

Total Investments (Cost $514,699,546) -- 99.9%		514,699,546

Other Assets in Excess of Liabilities -- 0.1%		565,016

Net Assets -- 100.0%		$515,264,562

(a) Variable or Floating Rate Security. Rate disclosed is as of June 30, 2009.

(b) Rate represents the effective yield at purchase.

(c) Rate disclosed is the seven day yield as of June 30, 2009.

LOC -- Letter of Credit

RB -- Revenue Bond

SPA -- Standby Purchase Agreement

Huntington Ohio Municipal Money Market Fund

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Market Value
Demand Notes	74.0%
General Market Notes	23.0%
Commercial Paper	3.0%

Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2009, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value
Municipal Bonds -- 90.0%
Ohio -- 81.2%
$100,000	Akron, OH, G.O., (AMBAC Ins.), 3.500%, 12/1/09	$101,035
2,500,000	Allen County, OH, Hospital Facilities Revenue, Series A, (LOC - Bank of America N.A.), 0.250%, 10/1/31 (a)	2,500,000
6,000,000	American Municipal Power-Ohio, Inc., Revenue, BAN, Hydroelectric Projects, Series A, 1.000%, 4/1/10	6,000,000
200,000	Ashland, OH, Pumper-Tanker, G.O., BAN, 2.750%, 10/19/09	200,148
185,000	Butler County, OH, Capital Funding Revenue, Series A, (LOC - U.S. Bank N.A.), 0.320%, 6/1/35 (a)	185,000
300,000	Butler County, Port Authority Economic Development Facilities Revenue, Refunding & Improvement, Great Miami Valley, (LOC - JPMorgan Chase Bank), 0.300%, 9/1/37 (a)	300,000
2,000,000	Cincinnati, OH, City School District, School Improvement, G.O., BAN, 1.750%, 5/26/10	2,008,008
200,000	Cleveland, OH, Cuyahoga County Port Authority Cultural Facility Revenue, (LOC - Fifth Third Bank), 3.350%, 11/15/34 (a)	200,000
700,000	Cleveland, OH, Cuyahoga County Port Authority Cultural Facility Revenue, Series D, (SPA - JPMorgan Chase Bank), 0.350%, 10/1/40 (a)	700,000
1,350,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, (LOC - Fifth Third Bank), 2.300%, 1/1/33 (a)	1,350,000
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$3,790,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, (LOC - Fifth Third Bank), 2.300%, 1/1/34 (a)	$3,790,000
400,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, (LOC - JPMorgan Chase Bank), 0.250%, 1/1/37 (a)	400,000
250,000	Cleveland, OH, Income Tax Revenue, 5.000%, 5/15/10	256,435
2,470,000	Columbus, OH, Airport Authority Revenue, (LOC - U.S. Bank N.A.), 0.320%, 7/1/35 (a)	2,470,000
210,000	Columbus, OH, City School District, School Facilities Construction & Improvement, G.O., (FSA Ins.), 3.000%, 12/1/09	211,526
960,000	Columbus, OH, G.O., Series 1, (SPA - JPMorgan Chase Bank), 0.170%, 12/1/17 (a)	960,000
3,200,000	Columbus, OH, G.O., Series 1, 0.170%, 12/1/26 (a)	3,200,000
590,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, (LOC - U.S. Bank N.A.), 0.320%, 12/1/36 (a)	590,000
6,450,000	Columbus, OH, Regional Airport Authority Revenue, Series A, (LOC - U.S. Bank N.A.), 0.320%, 3/1/34 (a)	6,450,000
500,000	Coshocton County, OH, Hospital Facilities Revenue, (LOC - Bank One Chicago N.A.), 0.300%, 3/1/19 (a)	500,000
2,000,000	Cuyahoga County, OH, Health Care Facilities Revenue, (Visiting Nurse Association), (LOC - National City Bank), 0.300%, 11/1/25 (a)	2,000,000
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$1,000,000	Cuyahoga County, OH, Hospital Revenue, (LOC - Key Bank N.A.), 2.550%, 3/1/33 (a)	$1,000,000
3,000,000	Cuyahoga County, OH, Revenue, Subseries B1, (SPA - JPMorgan Chase Bank), 0.180%, 1/1/39 (a)	3,000,000
2,000,000	Cuyahoga County, OH, Community College District General Receipts, Series C, 2.000%, 2/1/10	2,008,699
1,000,000	Cuyahoga County, OH, Community College District, TAN, Series B, 2.500%, 7/1/09	1,010,000
1,700,000	Defiance, OH, G.O., BAN (Various Purposes), 2.250%, 4/14/10	1,705,908
700,000	Delaware County, OH, Port Authority, Economic Development Revenue, (The Columbus Zoological Park Association, Inc.), (LOC - JPMorgan Chase Bank), 0.290%, 8/1/18 (a)	700,000
400,000	Fairfield County, OH, G.O., BAN, 3.250%, 1/7/10	401,829
1,250,000	Forest Park, OH, G.O., BAN (Various Purposes), 4.300%, 11/3/09	1,252,269
900,000	Franklin County, OH, Hospital Revenue, (LOC - Citibank N.A.), 0.180%, 12/1/11 (a)	900,000
3,455,000	Franklin County, OH, Hospital Revenue, (LOC - Citibank N.A.), 0.180%, 12/1/20 (a)	3,455,000
1,695,000	Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series A, (LOC - Citibank N.A.), 0.180%, 12/1/21 (a)	1,695,000
1,265,000	Franklin County, OH, Industrial Development Revenue, (LOC - Bank One Columbus N.A.), 0.400%, 11/1/14 (a)	1,265,000
500,000	Gahanna-Jefferson City School District, OH, G.O., 3.000%, 12/1/09	504,137
4,000,000	Geauga County, OH, G.O, BAN, Royal Bank of Canada, 2.250%, 8/26/09	4,003,744
1,005,000	Geauga County, OH, Health Care Facilities Revenue, Heather Hill, Inc. Project, Series A, (LOC - Bank One Columbus N.A.), 0.230%, 7/1/23 (a)	1,005,000
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$2,220,000	Geauga County, OH, Health Care Facilities Revenue, Heather Hill, Inc. Project, Series B, (LOC - Bank One Columbus N.A.), 0.230%, 7/1/23 (a)	$2,220,000
3,000,000	Genoa Area, OH, Local School District, School Facilities Construction & Improvement Notes, G.O., 3.125%, 9/22/09	3,005,862
3,000,000	Greater Cleveland Regional Transit Authority Revenue, 1.150%, 12/22/09	3,003,517
470,000	Greene County, OH, Revenue, (LOC - Bank of America N.A.), 0.200%, 1/1/11 (a)	470,000
5,525,000	Hamilton County, OH, Health Care Facilities Revenue, Hilltop Health Facilities, (LOC - Bank of America N.A.), 0.340%, 6/1/22 (a)	5,525,000
3,365,000	Hamilton County, OH, Hospital Facilities Revenue, (LOC - U.S. Bank N.A.), 0.320%, 5/15/28 (a)	3,365,000
2,080,000	Hamilton County, OH, Hospital Facilities Revenue, (LOC - JPMorgan Chase Bank), 0.320%, 5/15/28 (a)	2,080,000
2,265,000	Hamilton County, OH, Hospital Facilities Revenue, (Children’s Hospital Medical Center), Series M, (LOC - JPMorgan Chase Bank), 0.230%, 5/15/37 (a)	2,265,000
6,785,000	Hamilton County, OH, Hospital Facilities Revenue, Series A, (LOC - JPMorgan Chase Bank), 0.340%, 6/1/27 (a)	6,785,000
4,270,000	Hamilton County, OH, Parking Facility Improvements Revenue, (LOC - U.S. Bank N.A.), 0.320%, 12/1/26 (a)	4,270,000
1,750,000	Huber Heights, OH, City School District, School Improvement, G.O., BAN, 2.000%, 8/18/09	1,774,480
1,450,000	Huber Heights, OH, City School District, School Improvement, G.O., BAN, 2.000%, 8/18/09	1,470,278
7,000,000	Kent State University, OH, General Receipts Revenue, (Various), Series B, (LOC - Bank of America N.A.), 0.300%, 5/1/32 (a)	7,000,000
1,650,000	Lima, OH, Hospital Revenue, (LOC - JPMorgan Chase Bank), 0.300%, 4/1/37 (a)	1,650,000
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$730,000	Lima, OH, Hospital Revenue, Lima Memorial Hospital Project, (LOC - JPMorgan Chase & Co.), 0.300%, 6/1/33 (a)	$730,000
2,605,000	Lorain County, OH, G.O., BAN (Various Purposes), 2.250%, 3/23/10	2,620,836
2,255,000	Loveland, OH, G.O., BAN (Various Purposes), 2.250%, 2/24/10	2,265,852
2,000,000	Lucas County, OH, Health Care Facilities Refunding Revenue, (Sunset Retirement Communities), Series B, (LOC - Fifth Third Bank), 2.520%, 8/15/30 (a)	2,000,000
1,500,000	Maple Heights, OH, City School District, G.O., BAN (Various Purposes), 2.250%, 4/14/10	1,502,890
1,900,000	Mason, OH, G.O., BAN (Various Purposes), 2.500%, 12/17/09	1,906,916
100,000	Middletown, OH, Development Revenue, Bishop Fenwick High School Project, (LOC - JPMorgan Chase Bank), 0.300%, 8/1/33 (a)	100,000
4,000,000	Montgomery County, OH, Hospital Revenue, Series B, (FSA Ins.), 1.200%, 8/1/47 (a)	4,000,000
745,000	Muskingum County, OH, G.O., (Assured Guaranty), 2.500%, 12/1/09	749,641
3,000,000	Napoleon, OH, G.O., BAN, 2.250%, 3/26/10	3,007,555
695,000	New Albany Plain Local School District, OH, G.O., 3.000%, 12/1/09	700,749
140,000	Nordonia Hills, OH, G.O., City School District, Outdoor Athletic Facilities, 2.000%, 12/1/09	140,404
1,400,000	Norton, OH, Street Improvement, G.O., BAN, 2.250%, 6/30/10	1,406,855
200,000	Ohio Capital Asset Financing Program Fractionalized Interest, G.O., Series A, 3.000%, 12/1/09	201,199
400,000	Ohio Housing Finance Agency Multifamily Revenue, (Housing Chambrel at Montrose), Series F, (Fannie Mae Ins.), 0.320%, 11/15/32 (a)	400,000
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$400,000	Ohio State Air Quality Development Authority Refunding Revenue, Series B, (LOC - Barclays Bank PLC), 0.200%, 1/1/34 (a)	$400,000
1,125,000	Ohio State Air Quality Development Authority Refunding Revenue, Timken Project, (LOC - Fifth Third Bank), 0.750%, 11/1/25 (a)	1,125,000
2,050,000	Ohio State Higher Education, (LOC - Bank of America N.A.), 0.250%, 12/1/44 (a)	2,050,000
900,000	Ohio State Higher Education Facilities, (LOC - Fifth Third Bank), 3.500%, 9/1/27 (a)	900,000
1,210,000	Ohio State Higher Education Facilities Commission Revenue, (Various Higher Educational - Pooled Financing), (LOC - Fifth Third Bank), 3.500%, 9/1/24 (a)	1,210,000
2,590,000	Ohio State Higher Education Facilities Revenue, Xavier University, (LOC - U.S. Bank N.A.), 0.220%, 11/1/30 (a)	2,590,000
3,460,000	Ohio State Higher Educational Facilities Commission Revenue, (Various - Higher Educational Facilities- Pooled), Series A, (LOC - Fifth Third Bank), 3.500%, 9/1/20 (a)	3,460,000
350,000	Ohio State Higher Educational Facilities Commission Revenue, (Various - Pooled Financing), Series A, (LOC - Fifth Third Bank), 2.000%, 9/1/26 (a)	350,000
105,000	Ohio State Higher Educational Facilities Revenue, (Various - Pooled Financing), Series B, (LOC - Fifth Third Bank), 2.000%, 11/1/28 (a)	105,000
900,000	Ohio State Higher Educational Facilities Revenue, Marietta College Project, (LOC - JPMorgan Chase Bank), 0.310%, 12/1/24 (a)	900,000
650,000	Ohio State Higher Educational Facilities Revenue, Xavier University Project, (Various), (LOC - U.S. Bank N.A.), 0.220%, 5/1/15 (a)	650,000
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$2,060,000	Ohio State Higher Educational Facility Commission Revenue, (Various - Pooled Financing 2007 Program), Series A, (LOC - Fifth Third Bank), 4.250%, 9/1/36 (a)	$2,060,000
1,500,000	Ohio State University General Receipts Revenue, (Various), 0.250%, 12/1/17 (a)	1,500,000
3,845,000	Ohio State University General Receipts Revenue, (Various), (FSA Ins.), 2.250%, 12/1/26 (a)	3,845,000
960,000	Ohio State University General Receipts Revenue, (Various), 0.250%, 12/1/27 (a)	960,000
425,000	Ohio State University, G.O., Series B, 0.170%, 3/15/25 (a)	425,000
300,000	Ohio State University, G.O., Series B, 0.170%, 6/1/35 (a)	300,000
5,350,000	Ohio State University, G.O., Series D, 0.220%, 2/1/19 (a)	5,350,000
65,000	Ohio State University, Infrastructure Improvements Revenue, Series B, 0.170%, 8/1/21 (a)	65,000
3,850,000	Ohio State University, Infrastructure Improvements, G.O., Series B, 0.220%, 8/1/17 (a)	3,850,000
6,955,000	Ohio State University, School Improvements, G.O., Series A, 0.170%, 3/15/25 (a)	6,955,000
5,575,000	Ohio State Water Development Authority Revenue, (Various), (MBIA Ins.), 0.550%, 12/1/18 (a)	5,575,000
700,000	Parma, OH, Hospital Improvements Revenue, Series C, (LOC - JPMorgan Chase Bank), 0.320%, 11/1/30 (a)	700,000
7,830,000	Port of Greater Cincinnati, OH, Development Authority Revenue, (LOC - JPMorgan Chase Bank), 0.300%, 4/1/38 (a)	7,830,000
1,265,000	Salem, OH, Hospital Revenue, (LOC - JPMorgan Chase Bank), 0.300%, 9/1/35 (a)	1,265,000
155,000	Sandusky County, OH, G.O., BAN, 2.850%, 9/24/09	155,301
1,250,000	Springfield, OH, Local School District, School Improvements, G.O., BAN, 3.000%, 12/16/09	1,257,636
2,845,000	Summit County, OH, Port Authority Revenue, (LOC - Fifth Third Bank), 4.250%, 11/1/36 (a)	2,845,000
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$1,000,000	Switzerland of Ohio, Local School District, School Improvement, G.O., BAN, 2.900%, 11/17/09	$1,003,747
225,000	Sycamore Township, OH, G.O., (Various Purposes), 3.000%, 12/1/09	226,392
400,000	Sylvania, OH, City School District, School Improvement, G.O., 2.500%, 12/1/09	402,153
1,900,000	Tallmadge, OH, Recreational Improvement, G.O., BAN, 2.000%, 6/2/10	1,914,697
5,000,000	Toledo, OH, G.O., BAN (Various Purposes), 3.000%, 10/22/09	5,011,415
2,500,000	Union Township, OH, Tax Increment Revenue, 3.000%, 9/15/09	2,505,101
6,415,000	University of Akron, OH, General Receipts Revenue, Series C-1, (Assured Guaranty SPA - Dexia Credit Local), 0.750%, 1/1/29 (a)	6,415,000
245,000	University of Akron, OH, General Receipts Revenue, Series C-2, (Assured Guaranty SPA - Dexia Credit Local), 0.750%, 1/1/29 (a)	245,000
5,225,000	University of Cincinnati, OH, General Receipts Revenue, (Various), Series F, (LOC Bayerische Landesbank), 3.150%, 6/1/34 (a)	5,225,000
2,000,000	University of Cincinnati, OH, General Receipts Revenue, BAN, Series A, 1.500%, 5/12/10	2,006,602
1,000,000	Wapakoneta, OH, City School District, School Improvement, G.O., BAN, 1.850%, 5/25/10	1,005,751
265,000	Warren County Career Center, OH, Warren County Career Center School Project, COP, 2.000%, 12/1/09	265,273
912,000	Washington County, OH, Hospital Revenue, (FSA Ins. SPA - Bank One N.A.), 3.000%, 12/1/33 (a)	912,000
3,800,000	Wooster, OH, Industrial Development Revenue, 0.470%, 12/1/10 (a)	3,800,000

		214,511,840

Principal Amount		Value
Municipal Bonds -- (Continued)
Puerto Rico -- 8.8%
$5,005,000	Puerto Rico Commonwealth Aqueduct & Sewer Revenue, Series 2574, (Assured Guaranty), 0.320%, 7/1/47 (a)	$5,005,000
5,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Revenue, Series 2601, (Assured Guaranty), 0.300%, 7/1/47 (a)	5,000,000
2,050,000	Puerto Rico Commonwealth Highway & Transportation Authority Revenue, Series 2148, (AGC-ICC CIFG Ins.), 1.000%, 7/1/41 (a)	2,050,000
160,000	Puerto Rico Commonwealth Highway & Transportation Authority Revenue, Series DCL 008, (FSA Ins. LOC - Dexia Credit Local), 1.750%, 7/1/30 (a)	160,000
2,000,000	Puerto Rico Commonwealth, G.O., (FSA Ins.), 0.770%, 7/1/18 (a)	2,000,000
5,000,000	Puerto Rico Commonwealth, G.O., Series A-9, (LOC - Wachovia Bank N.A.), 0.070%, 7/1/34 (a)	5,000,000
Principal Amount or Shares		Value
Municipal Bonds -- (Continued)
Puerto Rico -- (Continued)
$1,000,000	Puerto Rico Commonwealth, G.O., Series B-1, (FSA Ins.), 0.770%, 7/1/21 (a)	$1,000,000
3,030,000	Puerto Rico Electric Power Authority Revenue, Series AA, (MBIA Ins.), 5.500%, 7/1/09	3,030,000

		23,245,000

Total Municipal Bonds (Cost $237,756,840)		237,756,840

Commercial Papers -- 2.6%
Ohio -- 2.6%
7,000,000	Cuyahoga County, OH, Cleveland Clinic, 0.300%, 7/2/09	7,000,000

Total Commercial Papers (Cost $7,000,000)		7,000,000

Cash Equivalents -- 4.8%
11,621,577	Fidelity Institutional Tax-Exempt Portfolio, 0.180% (b)	11,621,577
1,000,000	Merrill Lynch Institutional Tax-Exempt Fund, 0.410% (b)	1,000,000

Total Cash Equivalents (Cost $12,621,577)		12,621,577

Total Investments (Cost $257,378,417) -- 97.4%		257,378,417

Other Assets in Excess of Liabilities -- 2.6%		6,917,753

Net Assets -- 100.0%		$264,296,170

(a) Variable or Floating Rate Security. Rate disclosed is as of June 30, 2009.

(b) Rate disclosed is the seven day yield as of June 30, 2009.

AMBAC -- American Municipal Bond Assurance Corp.

BAN -- Bond Anticipation Note

COP -- Certificate of Participation

FSA -- Financial Security Assurance

G.O. -- General Obligation

Ins. -- Insured

LOC -- Letter of Credit

MBIA -- Municipal Bond Insurance Association

PLC -- Public Liability Co.

SPA -- Standby Purchase Agreement

TAN -- Tax Anticipation Note

Huntington Tax-Free Money Market Fund

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Market Value
Demand Notes	69.0%
General Market Notes	28.0%
Commercial Paper	3.0%

Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2009, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value
Municipal Bonds -- 97.3%
Alabama -- 0.3%
$400,000	Birmingham, AL, Medical Clinic Board Revenue, (LOC - SunTrust Bank), 2.500%, 9/1/15 (a)	$400,000

Arizona -- 0.8%
660,000	Cochise County, AZ, Unified School District No 68, G.O., (FSA Ins.), 2.625%, 7/1/09	660,000
215,000	Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, Series A, 4.000%, 7/1/09	215,000

		875,000

Colorado -- 1.7%
350,000	Colorado Housing & Finance Authority, Series B, (Fannie Mae Ins.), 0.270%, 10/15/16 (a)	350,000
350,000	Colorado Housing & Finance Authority, Series E, (Fannie Mae Ins.), 0.270%, 10/15/16 (a)	350,000
500,000	Colorado Housing & Finance Authority, Series H, (Fannie Mae Ins.), 0.270%, 10/15/16 (a)	500,000
700,000	Colorado Springs School District No 11 Facilities Corp., COP, (FSA Ins. SPA - JPMorgan Chase Bank), 1.000%, 12/1/17 (a)	700,000

		1,900,000

Connecticut -- 1.3%
1,500,000	Connecticut State Health & Educational Facilities Authority Revenue, Series 2885, (Assured Guaranty Liquid Facility - JPMorgan Chase Bank), 0.750%, 1/1/16 (a)	1,500,000

Principal Amount		Value
Municipal Bonds -- (Continued)
Florida -- 18.2%
$900,000	Broward County, FL, Educational Facilities Authority Revenue, (LOC - Bank of America N.A.), 0.300%, 4/1/20 (a)	$900,000
100,000	Broward County, FL, Educational Facilities Authority Revenue, (LOC - Citibank N.A.), 0.300%, 11/1/31 (a)	100,000
500,000	Broward County, FL, Housing Finance Authority Revenue, (Freddie Mac Ins.), 0.300%, 12/1/29 (a)	500,000
85,000	Charlotte County, FL, Utility Revenue, Series B, (FSA Ins.), 0.310%, 10/1/21 (a)	85,000
810,000	Collier County, FL, Educational Facilities Authority Revenue, (LOC - Fifth Third Bank), 3.500%, 4/1/28 (a)	810,000
550,000	Duval County, FL, Housing Finance Authority Revenue, (LOC - U.S. Bank N.A.), 0.290%, 7/1/25 (a)	550,000
300,000	Florida State Board of Education, G.O., Series B, 4.000%, 6/1/10	308,177
1,390,000	Florida State Department Environmental Protection Preservation Revenue, Series B, (National Reinsurance), 5.000%, 7/1/10	1,440,927
1,580,000	Florida Housing Finance Agency Revenue, Series B, (Fannie Mae Ins.), 0.290%, 8/1/11 (a)	1,580,000
385,000	Florida Hurricane Catastrophe Fund Finance Corp., Revenue, Series A, 4.000%, 7/1/10	392,583
2,500,000	Florida Hurricane Catastrophe Fund Finance Corp., Revenue, Series A, 5.000%, 7/1/10	2,567,573
Principal Amount		Value
Municipal Bonds -- (Continued)
Florida -- (Continued)
$2,000,000	Florida State Department Environmental Protection Preservation Revenue, Series A, (Assured Guaranty), 0.270%, 7/1/27 (a)	$2,000,000
2,500,000	Florida State Municipal Power Agency Revenue, Series E, (LOC - SunTrust Bank), 0.900%, 10/1/30 (a)	2,500,000
160,000	Florida State Municipal Power Agency Revenue, Stanton Project, (FSA Ins.), 5.000%, 10/1/09	161,592
200,000	Highlands County, FL, Health Facilities Authority Revenue, Series A, (LOC - SunTrust Bank), 2.500%, 11/15/26 (a)	200,000
600,000	Miami-Dade County, FL, Industrial Development Authority Revenue, (LOC - Bank of America N.A.), 0.320%, 6/1/22 (a)	600,000
1,000,000	North Broward, FL, Hospital District Revenue, (MBIA Ins. LOC - Wachovia Bank N.A.), 0.270%, 1/15/27 (a)	1,000,000
150,000	Orlando & Orange County, FL, Expressway Authority Revenue, (FSA Ins), 1.200%, 7/1/25 (a)	150,000
200,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.490%, 5/1/25 (a)	200,000
1,050,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.490%, 3/1/30 (a)	1,050,000
700,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.520%, 11/1/36 (a)	700,000
500,000	Pinellas County, FL, Health Facility Authority Revenue, Series B-2, (FSA Ins.), 0.900%, 11/15/33 (a)	500,000
165,000	Port St. Lucie, FL, Utility Revenue, (National Reinsurance), 4.250%, 9/1/09	165,687
1,000,000	University South Florida Research Foundation, Inc., Revenue, (LOC - Bank of America N.A.), 0.420%, 8/1/34 (a)	1,000,000
1,100,000	Volusia County, FL, Housing Finance Authority Refunding Revenue, (Fannie Mae Ins.), 0.300%, 1/15/32 (a)	1,100,000
Principal Amount		Value
Municipal Bonds -- (Continued)
Florida -- (Continued)
$350,000	Volusia County, FL, School Board Sales Tax Revenue, (FSA Ins.), 5.250%, 10/1/09	$353,690

		20,915,229

Georgia -- 2.9%
220,000	Bibb County, GA, Development Authority Revenue, (LOC - SunTrust Bank), 2.720%, 6/1/26 (a)	220,000
1,075,000	De Kalb County, GA, Hospital Authority Revenue, Series B, (FSA Ins.), 0.520%, 9/1/31 (a)	1,075,000
2,000,000	Hall County, GA, G.O., (FSA Ins.), 5.000%, 10/1/09	2,020,924

		3,315,924

Illinois -- 3.1%
905,000	Chicago, IL, Board of Education, G.O., Series B, (FSA Ins.), 1.000%, 3/1/32 (a)	905,000
100,000	Chicago, IL, Board of Education, G.O., Series C, (FSA Ins.), 1.000%, 3/1/32 (a)	100,000
500,000	Illinois Finance Authority Revenue, (LOC - Bank of America N.A.), 0.320%, 2/1/42 (a)	500,000
2,000,000	Illinois Health Facilities Authority Revenue, (FSA Ins. SPA - JPMorgan Chase Bank), 1.250%, 9/1/32 (a)	2,000,000
100,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Series A, (National Reinsurance), 5.250%, 6/15/10	103,836

		3,608,836

Indiana -- 0.8%
900,000	Indiana State Educational Facilities Authority Revenue, Series E, (LOC - U.S. Bank N.A.), 0.280%, 10/1/24 (a)	900,000

Iowa -- 2.2%
2,500,000	Iowa Finance Authority Health Facilities Revenue, Series B, (LOC - JPMorgan Chase Bank), 0.180%, 2/15/35 (a)	2,500,000

Kentucky -- 1.3%
500,000	Kentucky Turnpike Authority Revenue, (AMBAC Ins.), 5.500%, 7/1/09	500,000
975,000	Russell, KY, Revenue, Series B, (FSA Ins.), 1.500%, 11/1/26 (a)	975,000

		1,475,000

Principal Amount		Value
Municipal Bonds -- (Continued)
Maryland -- 2.6%
$3,000,000	Baltimore County, MD, Economic Development Revenue, Garrison Forest School, Inc. Project, (LOC - SunTrust Bank), 0.900%, 10/1/31 (a)	$3,000,000

Massachusetts -- 2.3%
650,000	Mansfield, MA, G.O., (AMBAC Ins.), 3.375%, 8/15/09	652,084
2,000,000	Worcester, MA, G.O., Series C, (AMBAC Ins.), 3.500%, 9/15/09	2,011,448

		2,663,532

Michigan -- 3.1%
300,000	Charles Stewart Mott Community College, MI, G.O., (Assured Guaranty), 3.000%, 5/1/10	304,376
2,500,000	L’Anse Creuse, MI, Public Schools, G.O., (FSA Q-SBLF Ins. SPA - JPMorgan Chase Bank), 1.000%, 5/1/35 (a)	2,500,000
450,000	Milan, MI, Area Schools, G.O., (Q-SBLF Ins. LOC - Landesbank Hessen-Thuringen), 0.300%, 5/1/30 (a)	450,000
270,000	Royal Oak, MI, G.O., (Assured Guaranty), 4.000%, 10/1/09	271,341

		3,525,717

Minnesota -- 0.4%
500,000	St. Cloud, MN, Health Care Revenue, Series C, (Assured Guaranty SPA - Royal Bank of Canada), 0.300%, 5/1/42 (a)	500,000

New York -- 0.9%
1,000,000	Triborough Bridge & Tunnel Authority, NY, Revenue, Series AB, (FSA Ins. SPA - JPMorgan Chase Bank), 0.650%, 1/1/19 (a)	1,000,000

North Carolina -- 5.0%
1,190,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Series E, (FSA Ins.), 1.020%, 1/15/44 (a)	1,190,000
2,000,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Series J, (FSA Ins. SPA - Dexia Credit Local), 1.000%, 1/15/46 (a)	2,000,000
1,000,000	Guilford County, NC, G.O., (SPA - Bank of America N.A.), 0.300%, 10/1/22 (a)	1,000,000
Principal Amount		Value
Municipal Bonds -- (Continued)
North Carolina -- (Continued)
$570,000	New Hanover County, NC, Hospital Revenue, Series A-1, (FSA Ins. SPA - Wachovia Bank N.A.), 1.000%, 10/1/23 (a)	$570,000
495,000	New Hanover County, NC, Hospital Revenue, Series B-1, (FSA Ins.), 1.000%, 10/1/26 (a)	495,000
500,000	North Carolina Capital Facilities Finance Agency Revenue, (LOC - Wachovia Bank N.A.), 0.320%, 5/1/27 (a)	500,000

		5,755,000

Ohio -- 21.9%
2,000,000	American Municipal Power-Ohio, Inc., Revenue, BAN, Hydroelectric Projects, Series A, 1.000%, 4/1/10	2,000,000
1,090,000	Barberton, OH, G.O., BAN (Various Purposes), 3.500%, 7/7/09	1,090,223
420,000	Butler County, Port Authority Economic Development Facilities Revenue, Refunding & Improvement, Great Miami Valley, (LOC - JPMorgan Chase Bank), 0.300%, 9/1/37 (a)	420,000
500,000	Cleveland, OH, COP, Cleveland Stadium Project, (AMBAC Ins.), 6.000%, 11/15/09	509,078
225,000	Columbus, OH, Regional Airport Authority Revenue, Series A, (LOC - U.S. Bank N.A.), 0.320%, 1/1/30 (a)	225,000
200,000	Columbus, OH, Regional Airport Authority Revenue, Series A, (LOC - U.S. Bank N.A.), 0.320%, 3/1/34 (a)	200,000
3,000,000	Cuyahoga County, LOC - Bank of America, 0.400%, 9/3/09	3,000,000
2,347,000	Defiance, OH, G.O., BAN (Various Purposes), 2.250%, 4/14/10	2,353,330
3,000,000	Edgewood, OH, City School District, School Improvements, G.O., BAN, 2.500%, 12/1/09	3,016,804
220,000	Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series A, (LOC - Citibank N.A.), 0.180%, 12/1/21 (a)	220,000
560,000	Geauga County, OH, Health Care Facilities Revenue, Heather Hill, Inc. Project, Series A, (LOC - Bank One Columbus N.A.), 0.230%, 7/1/23 (a)	560,000
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$385,000	Geauga County, OH, Health Care Facilities Revenue, Heather Hill, Inc. Project, Series B, (LOC - Bank One Columbus N.A.), 0.230%, 7/1/23 (a)	$385,000
530,000	Hamilton County, OH, Economic Development Revenue, Xavier High School Project, (LOC - Fifth Third Bank), 3.500%, 4/1/28 (a)	530,000
115,000	Hamilton County, OH, Hospital Facilities Revenue, Drake Center Inc., Series A, (LOC - U.S. Bank N.A.), 0.320%, 6/1/19 (a)	115,000
760,000	Lake County, OH, G.O., 2.500%, 7/16/09	760,184
230,000	Lockland, OH, G.O., BAN, 5.250%, 3/18/10	233,164
560,000	Mayfield, OH, City School District, School Improvements, G.O., BAN, 3.125%, 6/10/10	567,162
400,000	Miamisburg, OH, G.O., 3.250%, 7/15/09	400,127
1,000,000	Napoleon, OH, G.O., BAN, 2.250%, 3/26/10	1,002,518
1,000,000	Ottawa & Glandorf, OH, Local School District, School Facilities Construction, G.O., BAN, 2.500%, 3/18/10	1,003,486
180,000	Seneca County, OH, Capital Improvement, G.O., (Assured Guaranty), 5.000%, 12/1/09	182,992
4,000,000	Switzerland of Ohio, Local School District, School Improvement, G.O., BAN, 2.900%, 11/17/09	4,014,986
2,000,000	Toledo, OH, G.O., BAN (Various Purposes), 3.000%, 10/22/09	2,004,566
295,000	University of Akron, OH, General Receipts Revenue, Series C-1, (Assured Guaranty SPA - Dexia Credit Local), 0.750%, 1/1/29 (a)	295,000

		25,088,620

Oklahoma -- 0.9%
1,000,000	Oklahoma Development Finance Authority, Hillcrest Healthcare System Revenue, Series A, 5.625%, 8/15/29	1,015,490

Pennsylvania -- 6.9%
2,785,000	Chester County, PA, Health & Educational Facilities Authority Revenue, Barclay Friends Project, Series A, (LOC - Wachovia Bank N.A.), 0.470%, 8/1/25 (a)	2,785,000
Principal Amount		Value
Municipal Bonds -- (Continued)
Pennsylvania -- (Continued)
$300,000	Delaware Valley, PA, Regional Financial Authority, Series B, (LOC - Bayerische Landesbank), 2.500%, 12/1/20 (a)	$300,000
200,000	Franklin County, PA, Industrial Development Authority Healthcare Revenue, (AMBAC Ins. Liquid Facility - Wachovia Bank N.A.), 2.750%, 12/1/24 (a)	200,000
350,000	Lancaster County, PA, G.O., (FSA Ins. SPA - Dexia Credit Local), 2.000%, 3/1/31 (a)	350,000
900,000	Lancaster County, PA, G.O., Series B, (FSA Ins.), 1.420%, 11/1/16 (a)	900,000
1,265,000	Manheim Township, PA, School District, G.O., (FSA State Aid Withholding SPA - Royal Bank of Canada), 0.850%, 5/1/23 (a)	1,265,000
140,000	North Wales, PA, Water Authority Revenue, (FSA Ins. SPA - Dexia Credit Local), 0.800%, 11/1/20 (a)	140,000
2,000,000	Pittsburgh, PA, Water & Sewer Authority Revenue, Series B-1, (FSA Ins. SPA - JPMorgan Chase Bank), 0.500%, 9/1/33 (a)	2,000,000

		7,940,000

Puerto Rico -- 3.5%
4,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Revenue, Series 2601, (Assured Guaranty), 0.300%, 7/1/47 (a)	4,000,000

South Carolina -- 1.0%
1,115,000	Isle Palms, SC, Water & Sewer System Revenue, 2.000%, 12/1/09	1,119,672

Tennessee -- 1.4%
1,625,000	Jackson, TN, Health Educational & Housing Facilities Board Multifamily Revenue, (Fannie Mae Ins.), 0.300%, 5/15/31 (a)	1,625,000

Texas -- 3.3%
1,745,000	El Paso County, TX, Hospital District, G.O., Series 2747, (Assured Guaranty Liquid Facility - JPMorgan Chase Bank), 0.450%, 2/15/16 (a)	1,745,000
900,000	Katy, TX, Independent School District, G.O., (PSF-GTD), 0.250%, 8/15/33 (a)	900,000
1,110,000	Travis County, TX, Housing Finance Corp. Multifamily Housing Revenue, Series A, (Fannie Mae Ins.), 0.300%, 2/15/34 (a)	1,110,000

		3,755,000

Principal Amount		Value
Municipal Bonds -- (Continued)
Virginia -- 1.0%
$450,000	Chesterfield County, VA, Economic Development Authority Revenue, Series C-2, (Assured Guaranty SPA - Dexia Credit Local), 0.800%, 11/1/42 (a)	$450,000
725,000	Hampton, VA, Redevelopment & Housing Authority Multifamily Housing Revenue, Township Apartments Project, (Fannie Mae Ins.), 0.300%, 10/15/32 (a)	725,000

		1,175,000

West Virginia -- 6.7%
3,410,000	Harrison County, WV, Industrial Development Revenue, (LOC - U.S. Bank N.A.), 0.300%, 6/1/14 (a)	3,410,000
3,085,000	Weirton, WV, Municipal Hospital Building, Commission Hospital Revenue, (LOC - PNC Bank N.A.), 0.300%, 12/1/31 (a)	3,085,000
300,000	West Virginia Economic Development Authority Revenue, Series A, (SPA - PNC Bank N.A.), 0.250%, 7/1/17 (a)	300,000
955,000	West Virginia School Building Authority Excess Lottery Revenue, 3.000%, 7/1/09	955,000

		7,750,000

Principal Amount or Shares		Value
Municipal Bonds -- (Continued)
Wisconsin -- 3.8%
$625,000	Milwaukee County, WI, G.O., Series A, (FSA Ins.), 5.000%, 9/1/09	$629,059
1,500,000	Watertown, WI, Uniform School District, G.O., BAN, 2.500%, 2/1/10	1,502,082
2,275,000	Wisconsin State Health & Educational Facilities Authority Revenue, Series B-1, (Assured Guaranty SPA - U.S. Bank N.A.), 0.280%, 2/15/30 (a)	2,275,000

		4,406,141

Total Municipal Bonds (Cost $111,709,161)		111,709,161

Cash Equivalents -- 2.6%
2,980,572	Fidelity Institutional Tax-Exempt Portfolio, 0.180% (b)	2,980,572

Total Cash Equivalents (Cost $2,980,572)		2,980,572

Total Investments (Cost $114,689,733) -- 99.9%		114,689,733

Other Assets in Excess of Liabilities -- 0.1%		118,149

Net Assets -- 100.0%		$114,807,882

(a) Variable or Floating Rate Security. Rate disclosed is as of June 30, 2009.

(b) Rate disclosed is the seven day yield as of June 30, 2009.

AMBAC -- American Municipal Bond Assurance Corp.

BAN -- Bond Anticipation Note

COP -- Certificate of Participation

FSA -- Financial Security Assurance

G.O. -- General Obligation

Ins. -- Insured

LOC -- Letter of Credit

MBIA -- Municipal Bond Insurance Association

PSF-GTD -- Public School Fund Guaranteed

Q-SBLF -- Qualified School Bond Loan Fund

SPA -- Standby Purchase Agreement

Huntington U.S. Treasury Money Market Fund

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Market Value
U.S. Treasury Obligations	63.3%
Repurchase Agreements	29.9%
Cash	6.8%

Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2009, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount or Shares		Value
U.S. Treasury Obligations -- 63.3%
U.S. Treasury Bills -- 63.3% (a)
$15,000,000	0.170%, 7/2/09	$14,999,951
20,000,000	0.290%, 7/30/09	19,995,328
10,000,000	0.141%, 8/13/09	9,998,316
20,000,000	0.243%, 9/3/09	19,991,378
40,000,000	0.196%, 9/10/09	39,987,536
20,000,000	0.300%, 9/15/09	19,987,333
40,000,000	0.220%, 9/17/09	39,984,915
10,000,000	0.261%, 10/8/09	9,992,822
20,000,000	0.209%, 10/15/09	19,987,722
33,708,000	0.331%, 10/22/09	33,680,052
20,000,000	0.306%, 10/29/09	19,979,667
15,000,000	0.270%, 11/19/09	14,984,137
13,874,000	0.301%, 11/27/09	13,856,773

		277,425,930

Total U.S. Treasury Obligations (Cost $277,425,930)		277,425,930

Cash Equivalents -- 6.8%
30,000,000	Fidelity Institutional Treasury Portfolio, 0.140% (b)	30,000,000

Total Cash Equivalents (Cost $30,000,000)		30,000,000

Principal Amount		Value
Repurchase Agreements -- 29.9%
$40,000,000	Bank of America, 0.080%, dated 6/24/09, due 7/1/09, repurchase price $40,000,622 (Fully collateralized by U.S. Treasury Bond, 2.250%, 5/31/14)	$40,000,000
40,000,000	Credit Suisse First Boston, 0.030%, dated 6/26/09, due 7/2/09, repurchase price $40,000,200 (Fully collateralized by Treasury Inflation Protected securities, 2.375%, 1/15/25)	40,000,000
29,290,600	Morgan Stanley Dean Witter & Co., 0.000%, dated 6/30/09, due 7/1/09, repurchase price $29,290,600 (Fully collateralized by U.S. Treasury Bond, 1.750%, 3/31/14)	29,290,600
22,000,000	The Goldman Sachs & Co., Inc., 0.030%, dated 6/29/09, due 7/2/09, repurchase price $22,000,055 (Fully collateralized by U.S. Treasury Bond, 7.125%, 2/15/23)	22,000,000

Total Repurchase Agreements (Cost $131,290,600)		131,290,600

Total Investments (Cost $438,716,530) -- 100.0%		438,716,530

Liabilities in Excess of Other Assets -- 0.0%		(71,149)

Net Assets -- 100.0%		$438,645,381

(a) Rate represents the effective yield at purchase.

(b) Rate disclosed is the seven day yield as of June 30, 2009.

Huntington Dividend Capture Fund

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Market Value
Common Stocks (includes 15.1% Real Estate Investment Trusts)	68.8%
Preferred Stocks (includes 1.4% Real Estate Investment Trusts)	29.8%
Cash[1]	0.1%
Exchange Traded Funds	1.3%

Total	100.0%

1 Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2009, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value
Common Stocks -- 68.4%
Consumer Discretionary -- 6.4%
31,500	Family Dollar Stores, Inc.	$891,450
85,000	Foot Locker, Inc.	889,950
13,000	Kimberly-Clark Corp.	681,590
16,000	Sherwin-Williams Co.	860,000
18,000	The Stanley Works	609,120
27,500	The TJX Cos., Inc.	865,150

		4,797,260

Consumer Staples -- 4.3%
27,000	ConAgra Foods, Inc.	514,620
18,500	General Mills, Inc.	1,036,370
25,000	Reynolds American, Inc.	965,500
13,000	The Clorox Co.	725,790

		3,242,280

Energy -- 2.1%
3,500	Eni SpA ADR	165,935
28,500	Marathon Oil Corp.	858,705
9,500	Noble Energy, Inc.	560,215

		1,584,855

Financials -- 12.6%
15,000	ACE Ltd.	663,450
24,000	Chubb Corp.	957,120
27,000	JPMorgan Chase & Co.	920,970
15,000	M&T Bank Corp.	763,950
67,000	Montpelier Re Holdings Ltd.	890,430
24,000	Royal Bank of Canada	980,400
16,000	The Bank of New York Mellon Corp.	468,960
13,000	The Travelers Cos., Inc.	533,520
29,500	Torchmark Corp.	1,092,680
59,000	Unum Group	935,740
52,000	Wells Fargo & Co.	1,261,520

		9,468,740

Health Care -- 6.9%
33,500	AstraZeneca PLC ADR	1,478,690
9,500	Becton, Dickinson & Co.	677,445
43,000	Bristol-Myers Squibb Co.	873,330
14,000	Eli Lilly & Co.	484,960
31,000	Merck & Co., Inc.	866,760
Shares		Value
Common Stocks -- (Continued)
Health Care -- (Continued)
54,500	Pfizer, Inc.	$817,500

		5,198,685

Industrials -- 8.1%
14,000	Burlington Northern Santa Fe Corp.	1,029,560
21,000	Cooper Industries Ltd., Class A	652,050
12,000	Dover Corp.	397,080
13,000	Flowserve Corp.	907,530
9,000	Fluor Corp.	461,610
22,000	Harsco Corp.	622,600
20,500	Raytheon Co.	910,815
39,500	Waste Management, Inc.	1,112,320

		6,093,565

Materials -- 2.4%
19,000	Allegheny Technologies, Inc.	663,670
15,500	Lubrizol Corp.	733,305
17,000	Sonoco Products Co.	407,150

		1,804,125

Real Estate Investment Trusts -- 15.0%
12,500	Corporate Office Properties Trust	366,625
21,500	EastGroup Properties, Inc.	709,930
36,000	Entertainment Properties Trust	741,600
16,000	Equity Residential	355,680
36,000	HCP, Inc.	762,840
17,000	Health Care REIT, Inc.	579,700
25,000	Highwoods Properties, Inc.	559,250
18,000	Home Properties, Inc.	613,800
18,000	Liberty Property Trust	414,720
19,000	Mack-Cali Realty Corp.	433,200
20,500	Mid-America Apartment Communities, Inc.	752,555
26,000	National Health Investors, Inc.	694,460
38,000	National Retail Properties, Inc.	659,300
21,000	PS Business Parks, Inc.	1,017,240
45,000	Ramco-Gershenson Properties Trust	450,450
21,686	Simon Property Group, Inc.	1,115,327
Shares		Value
Common Stocks -- (Continued)
Real Estate Investment Trusts -- (Continued)
25,000	Sovran Self Storage, Inc.	$615,000
32,000	Weingarten Realty Investors	464,320

		11,305,997

Technology -- 3.4%
3,500	Accenture Ltd., Class A	117,110
27,000	Hewlett-Packard Co.	1,043,550
15,000	Microsoft Corp.	356,550
24,000	Oracle Corp.	514,080
60,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	564,600

		2,595,890

Telecommunications -- 3.3%
31,500	AT&T, Inc.	782,460
42,500	CenturyTel, Inc.	1,304,750
13,500	Verizon Communications, Inc.	414,855

		2,502,065

Utilities -- 3.9%
6,000	Consolidated Edison, Inc.	224,520
53,500	Duke Energy Corp.	780,565
17,000	FirstEnergy Corp.	658,750
7,500	Progress Energy, Inc.	283,725
53,000	Xcel Energy, Inc.	975,730

		2,923,290

Total Common Stocks (Cost $56,656,274)		51,516,752

Preferred Stocks -- 29.6%
Consumer Discretionary -- 1.7%
30,040	Comcast Corp., 7.000%	688,517
28,155	Viacom, Inc., 6.850%	584,779

		1,273,296

Financials -- 24.8%
100,000	ABN AMRO Capital Funding Trust V, 5.900%	1,165,000
45,000	Allianz SE, 8.375%	1,010,250
50,000	American International Group, Series A-4, 6.450%	380,000
40,000	ASBC Capital I, 7.625%	766,400
40,000	Barclays Bank PLC, Series 2, 6.625%	706,400
30,000	BB&T Capital Trust V, 8.950%	763,500
30,000	Everest Re Capital Trust II, Series B, 6.200%	597,000
14,426	General Electric Capital Corp., 6.100%	317,372
25,000	HSBC Holdings PLC, Series A, 6.200%	452,000
Shares		Value
Preferred Stocks -- (Continued)
Financials -- (Continued)
95,000	ING Groep NV, 6.125%	$1,453,500
75,000	KeyCorp Capital VIII, 7.000%	1,290,000
50,000	Merrill Lynch & Co. Capital Trust V, 7.280%	865,500
30,000	MetLife, Inc., Series B, 6.500%	616,500
70,000	Morgan Stanley Capital Trust, 6.600%	1,374,800
60,000	National City Capital Trust II, 6.625%	1,135,200
10,000	Partnerre Ltd., Series D, 6.50%	199,900
42,386	PLC Capital Trust IV, 7.250%	833,733
2,524	PNC Capital Trust E, 7.750%	58,304
31,807	Prudential Financial, Inc., 9.000%	750,009
49,721	Prudential PLC, 6.500%	887,520
58,000	RenaissanceRe Holdings Ltd., Series B, 7.300%	1,189,580
30,000	RenaissanceRe Holdings Ltd., Series C, 6.080%	537,000
20,000	Royal Bank of Scotland Group PLC, Series N, 6.350%	214,000
12,308	SunTrust Capital IX, 7.875%	261,545
40,000	Telephone & Data Systems, Inc., Series A, 7.600%	822,000

		18,647,013

Real Estate Investment Trusts -- 1.4%
55,000	Public Storage, Series F, 6.450%	1,069,200

		1,069,200

Utilities -- 1.7%
55,638	BGE Capital Trust II, 6.200%	1,057,122
10,000	Xcel Energy, Inc., 7.600%	253,300

		1,310,422

Total Preferred Stocks (Cost $27,959,913)		22,299,931

Mutual Fund -- 1.3%
Exchange Traded Funds -- 1.3%
55,000	AMEX Technology SPDR	999,350

Total Mutual Funds (Cost $914,244)		999,350

Cash Equivalents -- 0.1%
28,355	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	28,355

Total Cash Equivalents (Cost $28,355)		28,355

Total Investments (Cost $85,558,786) -- 99.4%		74,844,388

Other Assets in Excess of Liabilities -- 0.6%		466,324

Net Assets -- 100.0%		$75,310,712

(a) Rate disclosed is the seven day yield as of June 30, 2009.

(b) Investment in affiliate.

ADR -- American Depositary Receipt

PLC -- Public Liability Co.

REIT -- Real Estate Investment Trust

Huntington Growth Fund

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Market Value
Technology	31.6%
Energy	20.9%
Health Care	9.1%
Consumer Discretionary	7.3%
Consumer Staples	7.2%
Industrials	6.7%
Materials	6.4%
Cash[1]	4.4%
Financials	3.8%
Transportation	2.6%

Total	100.0%

1 Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2009, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value
Common Stocks -- 95.9%
Consumer Discretionary -- 7.3%
100,000	Lowe’s Cos., Inc.	$1,941,000
102,000	Macy’s, Inc.	1,199,520
24,400	Nike, Inc., Class B	1,263,432
145,000	Pulte Homes, Inc.	1,280,350
23,000	Sherwin-Williams Co.	1,236,250
65,000	Urban Outfitters, Inc.*	1,356,550
66,000	Yum! Brands, Inc.	2,200,440

		10,477,542

Consumer Staples -- 7.2%
36,500	Bunge Ltd.	2,199,125
19,600	Colgate-Palmolive Co.	1,386,504
40,500	Hormel Foods Corp.	1,398,870
26,000	Ralcorp Holding, Inc.*	1,583,920
31,000	Wal-Mart Stores, Inc.	1,501,640
120,000	Whole Foods Market, Inc.	2,277,600

		10,347,659

Energy -- 21.0%
39,300	Enbridge, Inc.	1,364,889
29,500	EnCana Corp.	1,459,365
58,000	Frontier Oil Corp.	760,380
27,000	Hess Corp.	1,451,250
36,000	Murphy Oil Corp.	1,955,520
39,200	National Oilwell Varco, Inc.*	1,280,272
32,000	Noble Energy, Inc.	1,887,040
79,550	Occidental Petroleum Corp.	5,235,185
50,000	Peabody Energy Corp.	1,508,000
40,000	Petroleo Brasileiro SA ADR	1,639,200
38,500	Range Resources Corp.	1,594,285
32,600	Schlumberger Ltd.	1,763,986
63,500	Southwestern Energy Co.*	2,466,975
53,200	Tidewater, Inc.	2,280,684
Shares		Value
Common Stocks -- (Continued)
Energy -- (Continued)
20,500	Transocean Ltd.*	$1,522,945
48,500	Ultra Petroleum Corp.*	1,891,500

		30,061,476

Financials -- 3.8%
11,000	BlackRock, Inc.	1,929,620
15,200	IntercontinentalExchange, Inc.*	1,736,448
100,000	U.S. Bancorp	1,792,000

		5,458,068

Health Care -- 9.1%
23,355	Express Scripts, Inc.*	1,605,656
35,500	Gilead Sciences, Inc.*	1,662,820
53,200	Medco Health Solutions, Inc.*	2,426,452
35,000	Millipore Corp.*	2,457,350
50,000	St. Jude Medical, Inc.*	2,055,000
58,800	Teva Pharmaceutical Industries Ltd. ADR	2,901,192

		13,108,470

Industrials -- 8.0%
26,000	Burlington Northern Santa Fe Corp.	1,912,040
12,700	First Solar, Inc.*	2,058,924
51,000	Fluor Corp.	2,615,790
40,000	Union Pacific Corp.	2,082,400
34,000	W.W. Grainger, Inc.	2,783,920

		11,453,074

Shares		Value
Common Stocks -- (Continued)
Materials -- 6.4%
53,500	ArcelorMittal, Class A	$1,769,780
45,700	Freeport-McMoran Copper & Gold, Inc., Class B	2,290,027
29,300	Monsanto Co.	2,178,162
167,000	Vale SA ADR	2,944,210

		9,182,179

Technology -- 31.8%
54,000	Accenture Ltd., Class A	1,806,840
28,600	Apple Computer, Inc.*	4,073,498
8,600	Google, Inc., Class A*	3,625,674
38,447	Hewlett-Packard Co.	1,485,977
46,000	International Business Machines Corp.	4,803,320
74,000	Intuit, Inc.*	2,083,840
12,300	MasterCard, Inc., Class A	2,057,913
56,000	McAfee, Inc.*	2,362,640
124,000	MEMC Electronic Materials, Inc.*	2,208,440
94,025	Microsoft Corp.	2,234,974
195,600	NVIDIA Corp.*	2,208,324
187,700	Oracle Corp.	4,020,534
10,000	Priceline.com, Inc.*	1,115,500
64,200	QUALCOMM, Inc.	2,901,840
Shares		Value
Common Stocks -- (Continued)
Technology -- (Continued)
34,800	Research In Motion Ltd.*	$2,472,540
37,800	Salesforce.com, Inc.*	1,442,826
40,700	Sybase, Inc.*	1,275,538
105,000	Symantec Corp.*	1,633,800
85,000	Xilinx, Inc.	1,739,100

		45,553,118

Transportation -- 1.3%
55,000	Expeditors International of Washington, Inc.	1,833,700

Total Common Stocks (Cost $127,404,555)		137,475,286

Cash Equivalents -- 4.4%
6,282,588	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	6,282,588

Total Cash Equivalents (Cost $6,282,588)		6,282,588

Total Investments (Cost $133,687,143) -- 100.3%		143,757,874

Liabilities in Excess of Other Assets -- (0.3)%		(360,783)

Net Assets -- 100.0%		$143,397,091

(a) Investment in affiliate.

(b) Rate disclosed is the seven day yield as of June 30, 2009.

* Non-income producing security.

ADR -- American Depositary Receipt

Huntington Income Equity Fund

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Market Value
Financials	17.8%
Industrials	16.5%
Health Care	12.3%
Consumer Discretionary	10.2%
Technology	8.6%
Utilities	7.1%
Consumer Staples	7.0%
Telecommunications	6.0%
Real Estate Investment Trusts	5.3%
Energy	3.6%
Preferred Stocks	2.1%
Materials	2.0%
Cash[1]	1.5%

Total	100.0%

1 Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2009, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value
Common Stocks -- 96.7%
Consumer Discretionary -- 10.2%
31,200	Genuine Parts Co.	$1,047,072
89,000	Home Depot, Inc.	2,103,070
62,000	Lowe’s Cos., Inc.	1,203,420
20,900	McDonald’s Corp.	1,201,541
19,400	Sherwin-Williams Co.	1,042,750
63,666	Time Warner, Inc.	1,603,746
30,300	Whirlpool Corp.	1,289,568

		9,491,167

Consumer Staples -- 7.0%
90,000	ConAgra Foods, Inc.	1,715,400
43,100	General Mills, Inc.	2,414,462
96,000	SUPERVALU, Inc.	1,243,200
23,200	Wal-Mart Stores, Inc.	1,123,808

		6,496,870

Energy -- 3.6%
27,000	BP PLC ADR	1,287,360
15,700	Chevron Texaco Corp.	1,040,125
23,900	ConocoPhillips	1,005,234

		3,332,719

Financials -- 18.0%
250,000	AEGON NV	1,540,000
215,000	Banco Santander SA ADR	2,601,500
52,000	Bank of Montreal	2,191,800
76,000	Barclays PLC ADR	1,401,440
71,500	BB&T Corp.	1,571,570
49,100	Chubb Corp.	1,958,108
68,000	Cincinnati Financial Corp.	1,519,800
Shares		Value
Common Stocks -- (Continued)
Financials -- (Continued)
62,700	The Travelers Cos., Inc.	$2,573,208
127,000	XL Capital Ltd., Class A	1,455,420

		16,812,846

Health Care -- 12.3%
54,000	AstraZeneca PLC ADR	2,383,560
55,000	Eli Lilly & Co.	1,905,200
27,900	Merck & Co., Inc.	780,084
145,800	Pfizer, Inc.	2,187,000
66,000	Sanofi-Aventis ADR	1,946,340
49,000	Wyeth	2,224,110

		11,426,294

Industrials -- 16.6%
54,000	Eastman Chemical Co.	2,046,600
30,000	General Dynamics Corp.	1,661,700
78,000	Ingersoll Rand Co.	1,630,200
22,800	L-3 Communications Holdings, Inc.	1,581,864
43,800	Northrop Grumman Corp.	2,000,784
82,000	Pitney Bowes, Inc.	1,798,260
136,000	R.R. Donnelley & Sons Co.	1,580,320
52,000	Tyco International Ltd.	1,350,960
66,000	Waste Management, Inc.	1,858,560

		15,509,248

Materials -- 2.0%
112,000	Cemex S.A.B. de C.V. ADR *	1,046,080
19,500	PPG Industries, Inc.	856,050

		1,902,130

Shares		Value
Common Stocks -- (Continued)
Real Estate Investment Trusts -- 5.3%
32,600	Health Care REIT, Inc.	$1,111,660
81,000	Mack-Cali Realty Corp.	1,846,800
38,942	Simon Property Group, Inc.	2,002,775

		4,961,235

Technology -- 8.6%
58,000	Hewlett-Packard Co.	2,241,700
21,300	International Business Machines Corp.	2,224,146
94,000	Microsoft Corp.	2,234,380
69,000	Tyco Electronics Ltd.	1,282,710

		7,982,936

Telecommunications -- 6.0%
41,400	AT&T, Inc.	1,028,376
48,100	Verizon Communications, Inc.	1,478,113
71,000	Vodafone Group PLC ADR	1,383,790
198,000	Windstream Corp.	1,655,280

		5,545,559

Shares		Value
Common Stocks -- (Continued)
Utilities -- 7.1%
20,700	Consolidated Edison, Inc.	$774,594
31,600	DTE Energy Co.	1,011,200
79,000	Duke Energy Corp.	1,152,610
151,000	NiSource, Inc.	1,760,660
50,000	Progress Energy, Inc.	1,891,500

		6,590,564

Total Common Stocks (Cost $101,191,581)		90,051,568

Preferred Stocks -- 2.1%
Consumer Discretionary -- 2.1%
54,400	Archer Daniels Midland Co., 6.250%	1,985,056

Total Preferred Stocks (Cost $1,756,342)		1,985,056

Cash Equivalents -- 1.5%
1,406,117	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	1,406,117

Total Cash Equivalents (Cost $1,406,117)		1,406,117

Total Investments (Cost $104,354,040) -- 100.3%		93,442,741

Liabilities in Excess of Other Assets -- (0.3)%		(283,405)

Net Assets -- 100.0%		$93,159,336

(a) Rate disclosed is the seven day yield as of June 30, 2009.

(b) Investment in affiliate.

* Non-income producing security.

ADR -- American Depositary Receipt

PLC -- Public Liability Co.

REIT -- Real Estate Investment Trust

Huntington International Equity Fund

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Market Value
United Kingdom	23.3%
Japan	16.4%
France	10.9%
Cash[1]	7.1%
Netherlands	6.5%
Switzerland	5.5%
Germany	5.3%
Exchange Traded Funds	4.4%
Spain	4.1%
Canada	3.5%
Italy	3.0%
Singapore	3.0%
Netherlands Antilles	2.0%
Finland	1.9%
Ireland	1.6%
Taiwan	1.3%
United States	0.2%

Total	100.0%

1 Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2009, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value
Common Stocks -- 88.1%
Canada -- 3.5%
Energy -- 1.9%
108,000	EnCana Corp.	$5,342,760

Materials -- 1.6%
46,200	Potash Corp. of Saskatchewan, Inc.	4,298,910

		9,641,670

Finland -- 2.0%
Technology -- 2.0%
245,000	Nokia Oyj	3,587,830
121,000	Nokia Oyj ADR	1,764,180

		5,352,010

France -- 10.9%
Consumer Discretionary -- 1.7%
193,000	Vivendi	4,611,739

Energy -- 2.0%
103,140	Total SA	5,567,080

Financials -- 3.0%
433,900	AXA ADR	8,226,744

Materials -- 2.0%
82,000	Lafarge SA*	5,549,789

Shares		Value
Common Stocks -- (Continued)
France -- (Continued)
Utilities -- 2.2%
81,000	GDF Suez	$3,015,444
76,172	GDF Suez ADR	2,852,641

		5,868,085

		29,823,437

Germany -- 5.3%
Health Care -- 1.8%
199,300	Stada Arzneimittel AG	4,990,118

Technology -- 1.7%
116,400	SAP AG ADR	4,669,650

Utilities -- 1.8%
40,000	E.ON AG	1,415,606
100,000	E.ON AG ADR	3,542,090

		4,957,696

		14,617,464

Ireland -- 1.6%
Materials -- 1.6%
192,000	CRH PLC	4,389,895

Italy -- 3.0%
Energy -- 1.7%
192,000	Saipem SpA	4,669,987

Shares		Value
Common Stocks -- (Continued)
Italy -- (Continued)
Industrials -- 1.3%
262,560	Finmeccanica SpA	$3,693,982

		8,363,969

Japan -- 16.3%
Consumer Discretionary -- 5.0%
176,000	Honda Motor Co. Ltd.	4,860,465
338,000	Matsushita Electric Industrial Co. Ltd.	4,568,895
403,000	Sharp Corp.	4,196,522

		13,625,882

Consumer Staples -- 2.0%
72,600	Unicharm Corp.	5,555,046

Financials -- 2.6%
500	Japan Prime Realty Investment Corp.	1,084,925
100	Japan Real Estate Investment Corp.	831,603
874,500	Mitsubishi UFJ Financial Group, Inc. ADR	5,369,430

		7,285,958

Industrials -- 3.5%
61,000	FANUC Ltd.	4,914,452
296,000	KOMATSU Ltd.	4,585,050

		9,499,502

Technology -- 3.2%
168,500	Canon, Inc.	5,528,032
11,750	Nintendo Co. Ltd.	3,248,572

		8,776,604

		44,742,992

Netherlands -- 6.5%
Consumer Discretionary -- 1.9%
282,000	Koninklijke (Royal) Phillips Electronics NV ADR	5,194,440

Financials -- 2.8%
147,012	ING Groep NV	1,478,966
616,000	ING Groep NV ADR	6,246,240

		7,725,206

Industrials -- 1.8%
249,945	TNT NV	4,854,033

		17,773,679

Netherlands Antilles -- 2.0%
Energy -- 2.0%
100,352	Schlumberger Ltd.	5,430,047

Singapore -- 3.0%
Industrials -- 1.0%
592,000	Keppel Corp. Ltd.	2,820,800

Telecommunications -- 2.0%
2,575,930	Singapore Telecommunications Ltd.	5,336,503

		8,157,303

Shares		Value
Common Stocks -- (Continued)
Spain -- 4.1%
Financials -- 2.0%
434,066	Banco Bilbao Vizcaya Argentaria SA ADR	$5,451,869

Telecommunications -- 2.1%
257,384	Telefonica SA	5,819,851

		11,271,720

Switzerland -- 5.5%
Health Care -- 3.3%
130,400	Novartis AG	5,286,584
28,000	Roche Holding AG	3,807,051

		9,093,635

Materials -- 2.2%
128,100	Syngenta AG ADR	5,959,212

		15,052,847

Taiwan -- 1.3%
Technology -- 1.3%
371,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,491,110

United Kingdom -- 23.1%
Consumer Discretionary -- 4.2%
558,000	Pearson PLC	5,594,687
129,000	Reckitt Benckiser Group PLC	5,869,617

		11,464,304

Consumer Staples -- 3.6%
520,000	Tate & Lyle PLC	2,724,461
1,218,284	Tesco PLC	7,086,449

		9,810,910

Energy -- 3.4%
338,000	BG Group PLC ADR	5,660,207
144,000	Royal Dutch Shell PLC, Class A	3,595,855

		9,256,062

Financials -- 2.8%
415,000	Standard Chartered PLC	7,782,530

Health Care -- 1.9%
150,850	GlaxoSmithKline PLC ADR	5,331,039

Industrials -- 1.9%
858,000	Rolls-Royce Group PLC	5,102,270

Materials -- 0.9%
14,600	Rio Tinto PLC ADR	2,392,502

Telecommunications -- 2.3%
3,230,000	Vodafone Group PLC	6,227,274

Utilities -- 2.1%
311,100	Scottish & Southern Energy PLC	5,828,967

		63,195,858

Total Common Stocks (Cost $260,791,428)		241,304,001

Shares		Value
Mutual Funds -- 4.4%
Exchange Traded Funds -- 4.4%
212,000	iShares MSCI Hong Kong Index Fund	$2,912,880
99,500	iShares MSCI South Korea Index Fund	3,461,605
322,000	iShares MSCI Taiwan Index Fund	3,248,980
111,200	Morgan Stanley India Fund	2,360,776

Total Mutual Funds (Cost $12,047,220)		11,984,241

Shares		Value
Rights -- 0.1%
United States -- 0.1%
111,200	Morgan Stanley India Fund (a), Expiring July 2009	$446,051

Total Rights (Cost $ -- )		446,051

Cash Equivalent -- 7.1%
19,361,510	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	19,361,510

Total Cash Equivalents (Cost $19,361,510)		19,361,510

Total Investments (Cost $292,200,158) -- 99.7%		273,095,803

Other Assets in Excess of Liabilities -- 0.3%		796,544

Net Assets -- 100.0%		$273,892,347

(a) Security was valued in good faith under procedures established by the Board of Directors.

(b) Investment in affiliate.

(c) Rate disclosed is the seven day yield as of June 30, 2009.

* Non-income producing security.

ADR -- American Depositary Receipt

PLC -- Public Liability Co.

Huntington Macro 100 Fund

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Market Value
Health Care	15.8%
Energy	14.8%
Financials	14.1%
Technology	13.9%
Industrials	11.9%
Consumer Staples	9.6%
Consumer Discretionary	8.3%
Materials	5.3%
Utilities	2.6%
Cash[1]	1.8%
Telecommunications	1.5%
Real Estate Investment Trusts	0.4%

Total	100.0%

1 Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2009, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value
Common Stocks -- 98.6%
Consumer Discretionary -- 8.3%
2,700	Apollo Group, Inc., Class A*	$192,024
1,000	AutoZone, Inc.*	151,110
7,000	eBay, Inc.*	119,910
7,000	Family Dollar Stores, Inc.	198,100
2,500	Fortune Brands, Inc.	86,850
3,200	Hasbro, Inc.	77,568
6,100	Johnson Controls, Inc.	132,492
6,000	Leggett & Platt, Inc.	91,380
3,400	Meredith Corp.	86,870
3,800	Omnicom Group, Inc.	120,004
3,825	Republic Services, Inc., Class A	93,368
7,200	Staples, Inc.	145,224
4,200	The Gap, Inc.	68,880
3,600	The Hershey Co.	129,600
4,900	The TJX Cos., Inc.	154,154
2,800	United Parcel Service, Inc., Class B	139,972

		1,987,506

Consumer Staples -- 9.6%
4,800	Avon Products, Inc.	123,744
4,100	Colgate-Palmolive Co.	290,034
5,100	Constellation Brands, Inc.*	64,668
10,000	Dean Foods Co.*	191,900
13,200	Kellogg Co.	614,724
3,200	McCormick & Co., Inc.	104,096
7,100	Procter & Gamble Co.	362,810
4,000	SUPERVALU, Inc.	51,800
16,200	Sysco Corp.	364,176
2,400	The Clorox Co.	133,992

		2,301,944

Shares		Value
Common Stocks -- (Continued)
Energy -- 14.9%
6,500	Apache Corp.	$468,975
26,400	BJ Services Co.	359,832
10,000	ConocoPhillips	420,600
10,000	Denbury Resources, Inc.*	147,300
5,200	Devon Energy Corp.	283,400
1,800	Entergy Corp.	139,536
2,100	EOG Resources, Inc.	142,632
2,100	Integrys Energy Group, Inc.	62,979
18,000	Marathon Oil Corp.	542,340
2,600	Peabody Energy Corp.	78,416
3,300	Pinnacle West Capital Corp.	99,495
3,800	PPL Corp.	125,248
2,200	Range Resources Corp.	91,102
22,500	Rowan Cos., Inc.	434,700
4,100	XTO Energy, Inc.	156,374

		3,552,929

Financials -- 14.2%
10,000	Aflac, Inc.	310,900
34,500	Citigroup, Inc.	102,465
5,700	H&R Block, Inc.	98,211
7,700	Hudson City Bancorp, Inc.	102,333
17,800	JPMorgan Chase & Co.	607,158
4,600	Paychex, Inc.	115,920
8,000	Progressive Corp.*	120,880
10,000	State Street Corp.	472,000
4,400	SunTrust Banks, Inc.	72,380
4,900	The Allstate Corp.	119,560
5,000	Torchmark Corp.	185,200
Shares		Value
Common Stocks -- (Continued)
Financials -- (Continued)
32,500	U.S. Bancorp	$582,400
20,864	Wells Fargo & Co.	506,161

		3,395,568

Health Care -- 15.9%
8,000	Becton, Dickinson & Co.	570,480
2,600	C.R. Bard, Inc.	193,570
4,700	Genzyme Corp.*	261,649
8,000	Gilead Sciences, Inc.*	374,720
6,300	Johnson & Johnson	357,840
8,200	McKesson Corp.	360,800
5,700	Medtronic, Inc.	198,873
38,500	Mylan Laboratories, Inc.*	502,425
3,700	Patterson Cos., Inc.*	80,290
4,300	Sigma-Aldrich Corp.	213,108
2,700	Stryker Corp.	107,298
10,000	Wyeth	453,900
2,600	Zimmer Holdings, Inc.*	110,760

		3,785,713

Industrials -- 11.9%
3,000	Flowserve Corp.	209,430
6,300	General Dynamics Corp.	348,957
4,100	Illinois Tool Works, Inc.	153,094
2,400	ITT Corp.	106,800
6,800	Jacobs Engineering Group, Inc.*	286,212
7,200	Masco Corp.	68,976
2,900	Pall Corp.	77,024
6,000	Parker Hannifin Corp.	257,760
3,700	Pitney Bowes, Inc.	81,141
5,000	Stericycle, Inc.*	257,650
10,000	Union Pacific Corp.	520,600
6,500	United Technologies Corp.	337,740
4,900	Waste Management, Inc.	137,984

		2,843,368

Shares		Value
Common Stocks -- (Continued)
Materials -- 5.3%
14,400	Ball Corp.	$650,304
5,000	Ecolab, Inc.	194,950
7,900	Pactiv Corp.*	171,667
16,000	The Dow Chemical Co.	258,240

		1,275,161

Real Estate Investment Trusts -- 0.4%
4,100	HCP, Inc.	86,879

Technology -- 14.0%
2,200	Affiliated Computer Services, Inc.*	97,724
6,500	BMC Software, Inc.*	219,635
40,800	Cisco Systems, Inc.*	760,512
4,400	Cognizant Technology Solutions Corp., Class A*	117,480
3,700	Electronic Arts, Inc.*	80,364
4,800	Fiserv, Inc.*	219,360
3,500	International Business Machines Corp.	365,470
4,900	Intuit, Inc.*	137,984
116,200	Jabil Circuit, Inc.	862,204
31,800	Symantec Corp.*	494,808

		3,355,541

Telecommunications -- 1.5%
11,800	Verizon Communications, Inc.	362,614

Utilities -- 2.6%
3,800	Consolidated Edison, Inc.	142,196
4,900	Dominion Resources, Inc.	163,758
3,600	Progress Energy, Inc.	136,188
5,400	Southern Co.	168,264

		610,406

Total Common Stocks (Cost $27,196,876)		23,557,629

Cash Equivalent -- 1.8%
427,395	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	427,395

Total Cash Equivalents (Cost $427,395)		427,395

Total Investments (Cost $27,624,271) -- 100.4%		23,985,024

Liabilities in Excess of Other Assets -- (0.4)%		(90,896)

Net Assets -- 100.0%		$23,894,128

(a) Investment in affiliate.

(b) Rate disclosed is the seven day yield as of June 30, 2009.

* Non-income producing security.

Huntington Mid Corp America Fund

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Market Value
Industrials	17.5%
Health Care	13.8%
Technology	13.3%
Consumer Discretionary	12.1%
Financials	11.0%
Energy	7.5%
Materials	6.6%
Cash[1]	6.3%
Utilities	4.6%
Consumer Staples	3.8%
Real Estate Investment Trusts	2.3%
Telecommunications	1.2%

Total	100.0%

1 Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2009, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value
Common Stocks -- 93.7%
Consumer Discretionary -- 12.1%
26,110	Abercrombie & Fitch Co., Class A	$662,933
7,120	Advance Auto Parts	295,409
15,900	Best Buy Co., Inc.	532,491
25,340	Bob Evans Farms, Inc.	728,272
32,400	BorgWarner, Inc.	1,105,812
8,630	Darden Restaurants, Inc.	284,617
18,970	DeVry, Inc.	949,259
30,934	Fidelity National Title Group, Inc., Class A	418,537
19,200	Hanover Insurance Group, Inc.	731,712
30,300	J. Crew Group, Inc.*	818,706
20,800	Kohl’s Corp.*	889,200
23,976	Marriott International, Inc., Class A	529,140
40,000	Nordstrom, Inc.	795,600
24,650	PetSmart, Inc.	528,989
12,710	Polo Ralph Lauren Corp.	680,493
37,200	Royal Caribbean Cruises Ltd.	503,688
9,630	Sherwin-Williams Co.	517,612
24,900	The Buckle, Inc.	791,073
16,070	The Stanley Works	543,809
10,000	UniFirst Corp.	371,700
15,760	V.F. Corp.	872,316
10,600	Whirlpool Corp.	451,136
8,000	Wolverine World Wide, Inc.	176,480

		14,178,984

Consumer Staples -- 3.8%
32,000	Church & Dwight Co., Inc.	1,737,920
25,950	Constellation Brands, Inc.*	329,046
28,900	Dr. Pepper Snapple Group, Inc.*	612,391
Shares		Value
Common Stocks -- (Continued)
Consumer Staples -- (Continued)
20,700	Ralcorp Holding, Inc.*	$1,261,044
37,780	SUPERVALU, Inc.	489,251

		4,429,652

Energy -- 7.5%
4,500	Baker Hughes, Inc.	163,980
46,700	Chesapeake Energy Corp.	926,061
11,300	Forest Oil Corp.*	168,596
29,200	Helmerich & Payne, Inc.	901,404
9,145	Mariner Energy, Inc.*	107,454
28,160	Murphy Oil Corp.	1,529,651
27,900	National Fuel Gas Co.	1,006,632
41,500	Noble Energy, Inc.	2,447,255
6,000	Smith International, Inc.	154,500
66,200	Spectra Energy Corp.	1,120,104
11,250	Unit Corp.*	310,162

		8,835,799

Financials -- 11.0%
10,000	Allied World Assurance Co. Holdings Ltd.	408,300
21,200	BancorpSouth, Inc.	435,236
52,940	BB&T Corp.	1,163,621
38,800	Cincinnati Financial Corp.	867,180
26,900	City National Corp.	990,727
4,310	Everest Re Group Ltd.	308,467
34,430	First American Financial Corp.	892,081
17,125	FirstMerit Corp.	290,783
7,372	Fulton Financial Corp.	38,408
Shares		Value
Common Stocks -- (Continued)
Financials -- (Continued)
9,730	HCC Insurance Holdings, Inc.	$233,617
21,800	Invesco Ltd.	388,476
20,000	Legg Mason, Inc.	487,600
28,870	Lincoln National Corp.	496,853
13,300	M&T Bank Corp.	677,369
62,250	Old Republic International Corp.	613,162
45,400	Principal Financial Group	855,336
21,800	Prosperity Bancshares, Inc.	650,294
22,240	T. Rowe Price Group, Inc.	926,741
30,590	Torchmark Corp.	1,133,054
27,390	Trustmark Corp.	529,175
16,070	Unum Group	254,870
21,000	Wilmington Trust Corp.	286,860

		12,928,210

Health Care -- 13.8%
100,000	AmerisourceBergen Corp.	1,774,000
12,430	Biogen Idec, Inc.*	561,215
10,540	Cephalon, Inc.*	597,091
18,775	Coventry Health Care, Inc.*	351,280
3,000	Genzyme Corp.*	167,010
15,970	Humana, Inc.*	515,192
55,600	Life Technologies Corp.*	2,319,632
29,800	Lincare Holdings, Inc.*	700,896
76,300	Mylan Laboratories, Inc.*	995,715
22,200	Owens & Minor, Inc.	972,804
38,300	PDL BioPharma, Inc.	302,570
16,000	Quest Diagnostics, Inc.	902,880
32,490	St. Jude Medical, Inc.*	1,335,339
73,156	Thermo Fisher Scientific, Inc.*	2,982,570
38,830	Watson Pharmaceutical, Inc.*	1,307,018
20,200	WellCare Health Plans, Inc.*	373,498

		16,158,710

Industrials -- 17.5%
10,200	Alliant Techsystems, Inc.*	840,072
30,200	CNH Global NV*	424,008
47,200	Cooper Industries Ltd., Class A	1,465,560
34,400	Cummins, Inc.	1,211,224
16,000	Elbit Systems Ltd.	989,600
22,900	EMCOR Group, Inc.*	460,748
3,000	G&K Services, Inc., Class A	63,450
28,700	General Cable Corp.*	1,078,546
26,690	ITT Corp.	1,187,705
53,400	John Bean Technologies Corp.	668,568
54,000	Kennametal, Inc.	1,035,720
39,000	L-3 Communications Holdings, Inc.	2,705,820
15,700	Ladish Co., Inc.*	203,629
19,500	Mohawk Industries, Inc.*	695,760
33,800	Pall Corp.	897,728
23,400	Parker Hannifin Corp.	1,005,264
20,100	Precision Castparts Corp.	1,467,903
20,000	Quanex Building Products Corp.	224,400
7,000	R.R. Donnelley & Sons Co.	81,340
3,000	Rockwell International Corp.	96,360
21,000	Ryder System, Inc.	586,320
Shares		Value
Common Stocks -- (Continued)
Industrials -- (Continued)
16,000	Stericycle, Inc.*	$824,480
21,500	Teleflex, Inc.	963,845
30,500	Thomas & Betts Corp.*	879,315
25,200	Weatherford International Ltd.*	492,912

		20,550,277

Materials -- 6.6%
41,400	Albemarle Corp.	1,058,598
44,400	AptarGroup, Inc.	1,499,388
6,000	Ball Corp.	270,960
8,000	Cymer, Inc.*	237,840
29,300	Cytec Industries, Inc.	545,566
27,000	FMC Corp.	1,277,100
14,000	Innophos Holdings, Inc.	236,460
18,800	Lubrizol Corp.	889,428
3,000	Minerals Technologies, Inc.	108,060
18,300	Pactiv Corp.*	397,659
12,280	PPG Industries, Inc.	539,092
20,900	RPM International, Inc.	293,436
6,000	Schnitzer Steel Industries, Inc.	317,160

		7,670,747

Real Estate Investment Trusts -- 2.3%
15,020	First Industrial Realty Trust, Inc.	65,337
12,200	Home Properties, Inc.	416,020
27,673	Host Hotels & Resorts, Inc.	232,176
12,210	Liberty Property Trust	281,318
13,360	Mid-America Apartment Communities, Inc.	490,446
16,690	PS Business Parks, Inc.	808,464
18,260	Sovran Self Storage, Inc.	449,196

		2,742,957

Technology -- 13.3%
250,666	Activision Blizzard, Inc.*	3,165,912
11,000	Amdocs Ltd.*	235,950
48,000	Arris Group, Inc.*	583,680
15,100	Avocent Corp.*	210,796
22,135	Benchmark Electronics, Inc.*	318,744
21,700	Citrix Systems, Inc.*	692,013
15,570	Electronic Arts, Inc.*	338,180
46,366	Fidelity National Information Services, Inc.	925,465
3,000	Fiserv, Inc.*	137,100
28,430	FLIR Systems, Inc.*	641,381
40,000	Forrester Research, Inc.*	982,000
33,000	Harris Corp.	935,880
58,410	infoGROUP, Inc.*	333,521
51,000	Integrated Device Technology, Inc.*	308,040
12,000	Intersil Corp., Class A	150,840
29,000	JDA Software Group, Inc.*	433,840
11,000	MEMC Electronic Materials, Inc.*	195,910
11,000	Molex, Inc.	171,050
15,300	Multi-Fineline Electronix, Inc.*	327,420
30,800	NCR Corp.*	364,364
49,600	NVIDIA Corp.*	559,984
Shares		Value
Common Stocks -- (Continued)
Technology -- (Continued)
112,100	ON Semiconductor Corp.*	$769,006
17,200	Progress Software Corp.*	364,124
32,000	Sybase, Inc.*	1,002,880
30,800	Teradata Corp.*	721,644
29,250	Varian Semiconductor Equipment Associates, Inc.*	701,708

		15,571,432

Telecommunications -- 1.2%
26,570	CenturyTel, Inc.	815,699
8,197	Harris Stratex Networks, Inc., Class A*	53,117
9,000	Telus Corp.	232,650
21,400	Turkcell Iletisim Hizmetleri AS ADR	296,604

		1,398,070

Shares		Value
Common Stocks -- (Continued)
Utilities -- 4.6%
12,000	AGL Resources, Inc.	$381,600
9,766	Allete, Inc.	280,773
15,500	Atmos Energy Corp.	388,120
8,000	Constellation Energy Group, Inc.	212,640
60,750	MDU Resources Group, Inc.	1,152,427
14,250	New Jersey Resources Corp.	527,820
71,000	Questar Corp.	2,208,810
12,640	Xcel Energy, Inc.	232,702

		5,384,892

Total Common Stocks (Cost $92,512,071)		109,849,730

Cash Equivalents -- 6.3%
7,444,936	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	7,444,936

Total Cash Equivalents (Cost $7,444,936)		7,444,936

Total Investments (Cost $99,957,007) -- 100.0%		117,294,666

Liabilities in Excess of Other Assets -- 0.0%		(38,942)

Net Assets -- 100.0%		$117,255,724

(a) Rate disclosed is the seven day yield as of June 30, 2009.

(b) Investment in affiliate.

* Non-income producing security.

ADR -- American Depositary Receipt

Huntington New Economy Fund

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Market Value
Technology	17.8%
Consumer Discretionary	16.2%
Industrials	13.9%
Health Care	11.5%
Materials	10.8%
Energy	10.2%
Cash[1]	9.7%
Financials	6.1%
Consumer Staples	1.5%
Education	1.5%
Utilities	0.8%

Total	100.0%

1 Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2009, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value
Common Stocks -- 90.8%
Consumer Discretionary -- 14.3%
17,700	Advance Auto Parts	$734,373
17,200	Aeropostale, Inc.*	589,444
18,100	American Public Education, Inc.*	716,941
11,800	Bally Technologies, Inc.*	353,056
26,200	Corinthian Colleges, Inc.*	443,566
9,630	DeVry, Inc.	481,885
12,100	O’Reilly Automative, Inc.*	460,768
14,500	PetSmart, Inc.	311,170
9,570	The Buckle, Inc.	304,039
11,700	The Gymboree Corp.*	415,116
22,800	The Warnaco Group, Inc.*	738,720
14,800	Tractor Supply Co.*	611,536
11,400	True Religion Apparel, Inc.*	254,220
11,400	Urban Outfitters, Inc.*	237,918

		6,652,752

Consumer Staples -- 2.0%
8,300	Diamond Foods, Inc.	231,570
5,300	Energizer Holdings, Inc.*	276,872
31,780	Smithfield Foods, Inc.*	443,967

		952,409

Energy -- 11.2%
24,200	Alpha Natural Resources, Inc.*	635,734
64,320	Complete Production Services, Inc.*	409,075
9,400	FMC Technologies, Inc.*	353,252
19,900	Helmerich & Payne, Inc.	614,313
9,520	Newfield Exploration Co.*	311,018
25,200	Patriot Coal Corp.*	160,776
32,000	Patterson-Uti Energy, Inc.	411,520
18,000	Petrohawk Energy Corp.*	401,400
10,000	Range Resources Corp.	414,100
Shares		Value
Common Stocks -- (Continued)
Energy -- (Continued)
19,400	Southwestern Energy Co.*	$753,690
14,930	Ultra Petroleum Corp.*	582,270
5,950	Unit Corp.*	164,042

		5,211,190

Financials -- 6.9%
19,200	City Holding Co.	582,912
1,070	CME Group, Inc.	332,888
41,400	Hudson City Bancorp, Inc.	550,206
13,100	The St. Joe Co.*	347,019
21,200	UMB Financial Corp.	805,812
20,700	Valley National Bancorp	242,190
6,900	Westamerica Bancorp	342,309

		3,203,336

Health Care -- 12.2%
20,700	Beckman Coulter, Inc.	1,182,798
37,300	Cepheid, Inc.*	351,366
33,700	CONMED Corp.*	523,024
18,600	Illumina, Inc.*	724,284
3,340	Intuitive Surgical, Inc.*	546,625
27,600	Life Technologies Corp.*	1,151,472
15,000	MedAssets, Inc.*	291,750
6,900	MWI Veterinary Supply, Inc.*	240,534
9,810	Quest Diagnostics, Inc.	553,578
28,140	Sequenom, Inc.*	110,027

		5,675,458

Industrials -- 15.3%
32,600	AGCO Corp.*	947,682
6,860	Ameron International Corp.	459,895
17,700	Bucyrus International, Inc.	505,512
20,360	Corrections Corp. of America*	345,916
Shares		Value
Common Stocks -- (Continued)
Industrials -- (Continued)
6,000	Flowserve Corp.	$418,860
22,500	FTI Consulting, Inc.*	1,141,200
56,660	GrafTech International Ltd.*	640,825
6,900	Granite Construction, Inc.	229,632
6,300	Joy Global, Inc.	225,036
13,900	Lindsay Corp.	460,090
18,850	Rockwell International Corp.	605,462
9,000	SPX Corp.	440,730
4,410	Stericycle, Inc.*	227,247
6,760	Valmont Industries, Inc.	487,261

		7,135,348

Materials -- 10.9%
10,300	Agrium, Inc.	410,867
5,500	Allegheny Technologies, Inc.	192,115
12,600	Cliffs Natural Resources, Inc.	308,322
4,500	FMC Corp.	212,850
7,300	Freeport-McMoran Copper & Gold, Inc., Class B	365,803
5,330	Monsanto Co.	396,232
2,000	Potash Corp. of Saskatchewan, Inc.	186,100
10,000	Sociedad Quimica y Minera de Chile SA ADR	361,900
24,900	Sonoco Products Co.	596,355
14,700	Southern Copper Corp.	300,468
64,840	Steel Dynamics, Inc.	955,093
7,400	Tenaris SA ADR	200,096
10,000	Terra Industries, Inc.	242,200
9,090	Walter Energy, Inc.	329,422

		5,057,823

Shares		Value
Common Stocks -- (Continued)
Technology -- 17.2%
77,600	Activision Blizzard, Inc.*	$980,088
24,160	Arris Group, Inc.*	293,786
28,000	Atheros Communications, Inc.*	538,720
12,100	Broadcom Corp., Class A*	299,959
21,120	Electronic Arts, Inc.*	458,726
50,000	EMC Corp.*	655,000
50,750	NVIDIA Corp.*	572,967
15,500	Research In Motion Ltd.*	1,101,275
12,270	Salesforce.com, Inc.*	468,346
81,800	STEC, Inc.*	1,896,942
13,900	Sybase, Inc.*	435,626
10,600	VMware, Inc., Class A*	289,062

		7,990,497

Utilities -- 0.8%
13,019	ONEOK, Inc.	383,930

Total Common Stocks (Cost $51,721,123)		42,262,743

Cash Equivalent -- 9.8%
4,542,360	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	4,542,360

Total Cash Equivalents (Cost $4,542,360)		4,542,360

Total Investments (Cost $56,263,483) -- 100.6%		46,805,103

Liabilities in Excess of Other Assets -- (0.6)%		(288,539)

Net Assets -- 100.0%		$46,516,564

(a) Investment in affiliate.

(b) Rate disclosed is the seven day yield as of June 30, 2009.

* Non-income producing security.

ADR -- American Depositary Receipt

Huntington Real Strategies Fund

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Market Value
Energy	28.4%
Cash[1]	20.0%
Materials	15.8%
Industrials	11.3%
Mutual Funds	9.4%
Real Estate Investment Trusts	6.2%
Consumer Staples	3.9%
U.S. Government Agencies	2.6%
Utilities	1.8%
Options	0.6%

Total	100.0%

1 Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2009, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value
Common Stocks -- 67.7%
Consumer Staples -- 3.9%
25,000	Archer-Daniels-Midland Co.	$669,250
141,300	Cosan Ltd., Class A*	731,934
70,000	Tyson Foods, Inc., Class A	882,700

		2,283,884

Energy -- 28.6%
12,000	Anadarko Petroleum Corp. (a)	544,680
16,000	Canadian Natural Resources Ltd. ADR	839,840
78,200	El Paso Corp.	721,786
40,000	El Paso Pipeline Partners LP	701,200
17,000	EnCana Corp.	840,990
28,700	Enterprise Products Partners LP	715,778
14,000	EOG Resources, Inc.	950,880
25,000	Frontier Oil Corp.	327,750
35,000	James River Coal Co.*	529,550
25,800	National Oilwell Varco, Inc.*	842,628
50,000	Natural Resource Partners LP	1,052,500
27,600	Newfield Exploration Co.*	901,692
17,500	Noble Corp. (a)	529,375
21,000	Peabody Energy Corp.	633,360
31,000	Petroleo Brasileiro SA ADR (a)	1,270,380
14,000	Rowan Cos., Inc.	270,480
18,500	Sasol Ltd. ADR	644,170
31,300	Spectra Energy Corp.	529,596
14,346	StatoilHydro ASA ADR	283,620
30,000	Tesoro Corp.	381,900
12,498	Transocean Ltd.*	928,477
41,000	Valero Energy Corp.	692,490
38,400	XTO Energy, Inc.	1,464,576

		16,597,698

Shares		Value
Common Stocks -- (Continued)
Industrials -- 11.3%
34,000	AGCO Corp.*	$988,380
25,100	Bucyrus International, Inc.	716,856
12,000	Canadian National Railway Co.	515,520
12,000	Deere & Co.	479,400
12,000	Fluor Corp.	615,480
12,000	Foster Wheeler AG*	285,000
27,000	Kennametal, Inc.	517,860
10,000	KOMATSU Ltd. ADR	614,500
97,900	Manitowoc Co.	514,954
7,500	POSCO ADR	620,025
35,000	Robbins & Myers, Inc.	673,750

		6,541,725

Materials -- 15.9%
15,670	Agrium, Inc.	625,076
13,000	FMC Corp.	614,900
12,350	Monsanto Co.	918,099
10,000	Nucor Corp. (a)	444,300
40,000	Olin Corp.	475,600
6,620	Potash Corp. of Saskatchewan, Inc.	615,991
7,000	Praxair, Inc.	497,490
7,500	Rio Tinto PLC ADR	1,229,025
20,200	Tenaris SA ADR	546,208
20,000	Terra Industries, Inc.	484,400
4,000	Terra Nitrogen Co., LP	403,120
13,400	The Mosaic Co.	593,620
49,000	Vale SA ADR	863,870
32,000	Yara International ASA ADR	893,440

		9,205,139

Shares or Principal Amount		Value
Common Stocks -- (Continued)
Real Estate Investment Trusts -- 6.2%
8,081	Avalonbay Communities, Inc.	$452,051
18,000	Boston Properties, Inc.	858,600
80,000	Duke Realty Corp.	701,600
28,700	Plum Creek Timber Co., Inc.	854,686
16,668	Vornado Realty Trust	750,560

		3,617,497

Utilities -- 1.8%
23,000	American Water Works Co., Inc.	439,530
18,500	Questar Corp.	575,535

		1,015,065

Total Common Stocks (Cost $62,163,671)		39,261,008

U.S. Government Agencies -- 2.6%
Federal Farm Credit Bank -- 2.6%
$1,500,000	0.010% (b), 7/2/09	1,499,999

Total U.S. Government Agencies (Cost $1,500,000)		1,499,999

Shares		Value
Mutual Funds -- 9.4%
Exchange Traded Funds -- 5.4%
12,000	Oil Service HOLDRs Trust	$1,172,160
50,000	PowerShares DB Agriculture Fund	1,272,500
50,000	United States Natural Gas Fund LP	693,500

		3,138,160

Exchange Traded Notes -- 2.0%
40,000	iPath Dow Jones-AIG Livestock Total Return Sub-Index*	1,153,200

Investment Company -- 2.0%
99,400	Central Fund of Canada Ltd., Class A	1,166,956

Total Mutual Funds (Cost $7,326,979)		5,458,316

Options Purchased -- 0.60%
150	S&P 500 Index, Put @ 775,
	Expiring December 2009	369,000

Total Options Purchased (Cost $1,260,450)		369,000

Cash Equivalents -- 20.1%
11,620,788	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (c) (d)	11,620,788

Total Cash Equivalents (Cost $11,620,788)		11,620,788

Total Investments (Cost $83,871,888) -- 100.4%		58,209,111

Liabilities in Excess of Other Assets -- (0.4)%		(230,872)

Net Assets -- 100.0%		$57,978,239

(a) All or a portion of security is pledged as collateral for options written.

(b) Rate represents the effective yield at purchase.

(c) Investment in affiliate.

(d) Rate disclosed is the seven day yield as of June 30, 2009.

* Non-income producing security.

ADR -- American Depositary Receipt

LP -- Limited Partnership

PLC -- Public Liability Co.

Huntington Rotating Markets Fund

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Market Value
Exchange Traded Funds	86.5%
Cash[1]	13.5%

Total	100.0%

1 Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2009, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value
Mutual Funds -- 86.5%
Exchange Traded Funds -- 86.5%
12,400	iShares FTSE/Xinhua China 25 Index Fund	$475,788
8,000	iShares MSCI Brazil Index Fund	423,760
85,167	iShares MSCI Canada Index Fund	1,824,277
406,718	iShares MSCI Emerging Markets Index Fund	13,108,521
140,841	iShares MSCI EMU Index Fund	4,268,891
6,900	iShares MSCI Hong Kong Index Fund	94,806
415,676	iShares MSCI Japan Index Fund	3,919,825
118,593	iShares MSCI Pacific ex-Japan Index Fund	3,755,840
100,000	iShares MSCI Taiwan Index Fund	1,009,000
9,600	Market Vectors Russia	200,448
149,625	SPDR S&P BRIC 40	2,988,011

Total Mutual Funds (Cost $27,852,426)		32,069,167

Shares		Value
Cash Equivalent -- 13.5%
5,006,822	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	$5,006,822

Total Cash Equivalents (Cost $5,006,822)		5,006,822

Total Investments (Cost $32,859,248) -- 100.0%		37,075,989

Liabilities in Excess of Other Assets -- 0.0%		(7,902)

Net Assets -- 100.0%		$37,068,087

(a) Rate disclosed is the seven day yield as of June 30, 2009.

(b) Investment in affiliate.

Huntington Situs Fund

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Market Value
Industrials	16.2%
Health Care	12.9%
Consumer Discretionary	12.0%
Materials	11.9%
Energy	10.4%
Technology	10.1%
Financials	7.2%
Cash[1]	6.0%
Consumer Staples	4.5%
Telecommunications	3.2%
Utilities	3.1%
Real Estate Investment Trust	1.7%
Mutual Funds	0.8%

Total	100.0%

1 Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2009, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value
Common Stocks -- 94.0%
Bermuda -- 1.1%
Financials -- 1.1%
25,000	Arch Capital Group Ltd.*	$1,464,500

Brazil -- 0.7%
Consumer Discretionary -- 0.7%
24,600	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	946,116

Cayman Islands -- 2.2%
Consumer Discretionary -- 1.2%
30,000	Garmin Ltd.	714,600
16,000	Shanda Interactive Entertainment Ltd. ADR*	836,640

		1,551,240

Consumer Staples -- 1.0%
80,000	Fresh Del Monte Produce, Inc.*	1,300,800

		2,852,040

Chile -- 0.7%
Materials -- 0.7%
24,000	Sociedad Quimica y Minera de Chile SA ADR	868,560

Denmark -- 1.4%
Energy -- 0.8%
13,900	Vestas Wind Systems A/S*	996,468

Health Care -- 0.6%
10,500	Novozymes A/S, Class B	852,629

		1,849,097

Shares		Value
Common Stocks -- (Continued)
Germany -- 0.8%
Health Care -- 0.8%
41,800	Stada Arzneimittel AG	$1,046,598

Hong Kong -- 0.6%
Consumer Discretionary -- 0.6%
208,500	Television Broadcasts Ltd.	838,057

Japan -- 1.9%
Consumer Discretionary -- 0.6%
27,000	Honda Motor Co. Ltd. ADR	738,990

Consumer Staples -- 0.6%
46,000	Shiseido Co. Ltd.	755,523

Health Care -- 0.7%
20,600	Terumo Corp.	911,088

		2,405,601

Mexico -- 0.8%
Consumer Discretionary -- 0.8%
35,000	Desarrolladora Homex S.A.B de C.V. ADR*	976,150

Singapore -- 0.6%
Consumer Staples -- 0.6%
94,000	Asia Pacific Breweries Ltd.	752,987

South Africa -- 0.3%
Materials -- 0.3%
35,000	Denison Mines Corp.*	56,700
30,000	Harmony Gold Mining Co. Ltd. ADR*	309,600

		366,300

Shares		Value
Common Stocks -- (Continued)
Sweden -- 0.8%
Consumer Discretionary -- 0.8%
153,800	Haldex AB*	$1,062,196

Turkey -- 0.6%
Telecommunications -- 0.6%
60,800	Turkcell Iletisim Hizmetleri AS ADR	842,688

United Kingdom -- 0.7%
Consumer Discretionary -- 0.7%
20,000	Reckitt Benckiser Group PLC	910,018

United States -- 80.8%
Consumer Discretionary -- 6.7%
20,000	AnnTaylor Stores Corp.*	159,600
100,000	Cabela’s, Inc., Class A*	1,230,000
10,500	Columbia Sportswear Co.	324,660
20,000	Ennis, Inc.	249,200
17,050	Fossil, Inc.*	410,564
50,000	Jakks Pacific, Inc.*	641,500
10,000	Polo Ralph Lauren Corp.	535,400
100,000	Quanta Services, Inc.*	2,313,000
23,850	Rent-A-Center, Inc.*	425,246
40,000	ScanSource, Inc.*	980,800
50,000	Southwest Airlines Co.	336,500
28,000	Speedway Motorsports, Inc.	385,280
35,600	Urban Outfitters, Inc.*	742,972

		8,734,722

Consumer Staples -- 2.3%
60,000	Owens-Illinois, Inc.*	1,680,600
30,000	Sanderson Farms, Inc.	1,350,000

		3,030,600

Energy -- 9.7%
35,000	Alliance Resource Partners LP	1,137,500
20,000	Atwood Oceanics, Inc.*	498,200
100,000	Carbo Ceramics, Inc.	3,420,000
130,400	Denbury Resources, Inc.*	1,920,792
20,000	Dril-Quip, Inc.*	762,000
30,000	Lufkin Industries, Inc.	1,261,500
40,000	Newfield Exploration Co.*	1,306,800
15,000	Oceaneering International, Inc.*	678,000
35,000	Rowan Cos., Inc.	676,200
10,000	Saint Mary Land & Exploration Co.	208,700
28,000	Swift Energy Co.*	466,200
7,000	Tidewater, Inc.	300,090

		12,635,982

Financials -- 6.2%
70,204	BB&T Corp.	1,543,084
42,300	Cullen/Frost Bankers, Inc.	1,950,876
55,000	International Bancshares Corp.	567,050
70,000	Protective Life Corp.	800,800
100,000	Raymond James Financial, Inc.	1,721,000
46,383	SCBT Financial Corp.	1,098,813
13,800	WSFS Financial Corp.	376,878

		8,058,501

Shares		Value
Common Stocks -- (Continued)
United States -- (Continued)
Health Care -- 10.9%
120,000	Albany Molecular Research*	$1,006,800
23,000	Bio-Rad Laboratories, Inc., Class A*	1,736,040
54,600	Cerner Corp.*	3,401,034
20,000	Edwards LifeSciences Corp.*	1,360,600
40,000	Kindred Healthcare, Inc.*	494,800
80,000	Kinetic Concepts, Inc.*	2,180,000
45,000	Lincare Holdings, Inc.*	1,058,400
75,000	Osiris Therapeutics, Inc.*	1,007,250
12,810	PharMerica Corp.*	251,460
50,000	Watson Pharmaceutical, Inc.*	1,683,000

		14,179,384

Industrials -- 17.9%
15,000	Alliant Techsystems, Inc.*	1,235,400
20,000	American Woodmark Corp.	479,000
40,000	BE Aerospace, Inc.*	574,400
50,000	Eastman Chemical Co.	1,895,000
70,000	EnPro Industries, Inc.*	1,260,700
30,000	Exlservice Holdings, Inc.*	336,300
45,000	Flowserve Corp.	3,141,450
70,000	Harsco Corp.	1,981,000
52,000	Jacobs Engineering Group, Inc.*	2,188,680
25,000	Overseas Shipholding Group, Inc.	851,000
22,000	Precision Castparts Corp.	1,606,660
80,000	Quaker Chemical Corp.	1,063,200
40,000	Ryder System, Inc.	1,116,800
35,000	The Timken Co.	597,800
120,000	Trinity Industries, Inc.	1,634,400
50,000	Universal Forest Products, Inc.	1,654,500
55,000	Watts Water Technologies, Inc., Class A	1,184,700
28,750	Werner Enterprises, Inc.	520,950

		23,321,940

Materials -- 9.5%
50,000	Albemarle Corp.	1,278,500
50,000	Ceradyne, Inc.*	883,000
30,000	Commercial Metals Co.	480,900
15,000	Deckers Outdoor Corp.*	1,054,050
40,400	Eagle Materials, Inc.	1,019,696
35,000	RTI International Metals, Inc.*	618,450
60,000	Terra Industries, Inc.	1,453,200
60,000	Texas Industries, Inc.	1,881,600
20,000	The Scotts Co.	701,000
100,000	Trimble Navigation Ltd.*	1,963,000
23,000	United States Lime & Minerals, Inc.*	975,660

		12,309,056

Real Estate Investment Trusts -- 1.7%
18,500	Camden Property Trust	510,600
50,000	Equity One, Inc.	663,000
8,000	Healthcare Realty Trust, Inc.	134,640
65,000	Weingarten Realty Investors	943,150

		2,251,390

Shares		Value
Common Stocks -- (Continued)
United States -- (Continued)
Technology -- 10.2%
32,900	ACI Worldwide, Inc.*	$459,284
70,000	Anixter International, Inc.*	2,631,300
30,000	Black Box Corp.	1,004,100
44,150	Imation Corp.	335,981
100,000	Jabil Circuit, Inc.	742,000
60,600	Methode Electronics, Inc.	425,412
60,000	NETGEAR, Inc.*	864,600
45,000	OYO Geospace Corp.*	1,154,700
100,000	Red Hat, Inc.*	2,013,000
150,000	Sigma Designs, Inc.*	2,406,000
60,900	Standard Microsystems Corp.*	1,245,405

		13,281,782

Telecommunications -- 2.6%
115,900	CommScope, Inc.*	3,043,534
39,000	General Communication, Inc., Class A*	270,270

		3,313,804

Utilities -- 3.1%
5,000	AGL Resources, Inc.	159,000
39,900	Hawaiian Electric Industries, Inc.	760,494
13,100	Northwest Natural Gas Co.	580,592
50,000	Portland General Electric Co.	974,000
58,500	UGI Corp.	1,491,165

		3,965,251

		105,082,412

Total Common Stocks (Cost $130,507,698)		122,263,320

Shares		Value
Mutual Funds -- 0.8%
Exchange Traded Funds -- 0.7%
25,000	iShares FTSE/Xinhua China 25 Index Fund	$959,250

Investment Companies -- 0.1%
10,000	Central Fund of Canada Ltd., Class A	117,400

Total Mutual Funds (Cost $741,866)		1,076,650

Cash Equivalents -- 6.1%
7,951,287	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	7,951,287

Total Cash Equivalents (Cost $7,951,287)		7,951,287

Total Investments (Cost $139,200,851) -- 100.9%		131,291,257

Liabilities in Excess of Other Assets -- (0.9)%		(1,185,518)

Net Assets -- 100.0%		$130,105,739

(a) Investment in affiliate.

(b) Rate disclosed is the seven day yield as of June 30, 2009.

* Non-income producing security.

ADR -- American Depositary Receipt

LP -- Limited Partnership

PLC -- Public Liability Co.

Huntington Technical Opportunities Fund

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Market Value
Exchange Traded Funds	90.1%
Cash[1]	9.9%

Total	100.0%

1 Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2009, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value
Mutual Funds -- 91.1%
Exchange Traded Funds -- 91.1%
6,450	iShares Dow Jones U.S. Aerospace & Defense Index Fund	$263,095
14,370	iShares Dow Jones U.S. Broker-Dealers Index Fund	367,872
12,000	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	493,560
58,000	iShares EAFE Index Fund	2,656,980
6,000	iShares FTSE/Xinhua China 25 Index Fund	230,220
4,700	iShares MSCI Brazil Index Fund	248,959
8,600	iShares MSCI Canada Index Fund	184,212
6,950	iShares MSCI Emerging Markets Index Fund	223,999
14,000	iShares MSCI EMU Index Fund	424,340
24,600	iShares MSCI Malaysia Index Fund	218,940
Shares		Value
Mutual Funds -- (Continued)
Exchange Traded Funds -- (Continued)
12,000	Market Vectors Steel Index Fund	$505,560
3,620	MidCap SPDR Trust Series 1 Index Fund	381,222
3,000	Oil Service HOLDRs Trust	293,040
10,000	Software HOLDRs Trust	344,100
14,500	SPDR KBW Regional Banking	261,725
13,500	SPDR Metals & Mining	499,635

Total Mutual Funds (Cost $7,041,735)		7,597,459
Cash Equivalents -- 10.0%

831,469	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	831,469

Total Cash Equivalents (Cost $831,469)		831,469

Total Investments (Cost $7,873,204) -- 101.1%		8,428,928

Liabilities in Excess of Other Assets -- (1.1)%		(94,945)

Net Assets -- 100.0%		$8,333,983

(a) Investment in affiliate.

(b) Rate disclosed is the seven day yield as of June 30, 2009.

Huntington Fixed Income Securities Fund

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Market Value
Corporate Bonds	50.4%
U.S. Government Agencies	22.1%
U.S. Treasury Obligations	20.7%
U.S. Government Mortgage Backed Agencies	5.4%
Cash[1]	0.7%
Preferred Stocks	0.7%

Total	100.0%

1 Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2009, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value
Corporate Bonds -- 49.8%
Consumer Discretionary -- 1.4%
$2,000,000	The Home Depot, Inc., 4.625%, 8/15/10	$2,037,592
1,000,000	The Walt Disney Co., Series D, 4.500%, 12/15/13	1,042,460

		3,080,052

Consumer Staples -- 2.2%
1,498,000	ConAgra Foods, Inc., 6.750%, 9/15/11	1,601,951
2,000,000	Kraft Foods, Inc., 6.000%, 2/11/13	2,130,712
1,000,000	Procter & Gamble Co., 4.600%, 1/15/14	1,051,682

		4,784,345

Energy -- 3.9%
1,840,000	Enterprise Products Operating LP, 7.500%, 2/1/11	1,928,568
2,000,000	Halliburton Co., 6.150%, 9/15/19	2,165,116
1,000,000	Marathon Oil Canada Corp., 8.375%, 5/1/12	1,101,350
1,000,000	Transocean, Inc., 6.000%, 3/15/18	1,039,616
1,933,000	XTO Energy, Inc., 7.500%, 4/15/12	2,141,277

		8,375,927

Financials -- 17.3%
2,000,000	ABX Financing Co., 5.750%, 10/15/16 (a) (b)	2,043,478
2,000,000	American Express Credit Co., Series C, 7.300%, 8/20/13	2,079,418
1,000,000	American International Group, Inc., 6.250%, 5/1/36	429,372
2,000,000	General Electric Capital Corp., 4.875%, 10/21/10	2,055,878
1,000,000	General Electric Capital Corp., 5.250%, 10/19/12	1,027,977
2,000,000	General Electric Capital Corp., Series G, 5.720%, 8/22/11	2,019,014
Principal Amount		Value
Corporate Bonds -- (Continued)
Financials -- (Continued)
$2,000,000	General Electric Global Insurance Holdings Corp., 7.500%, 6/15/10	$1,995,574
1,000,000	Goldman Sachs Group, Inc., 6.600%, 1/15/12	1,064,725
1,000,000	Goldman Sachs Group, Inc., 5.250%, 10/15/13	1,020,595
2,000,000	HSBC Finance Corp., 5.625%, 6/15/20	1,691,650
1,000,000	JPMorgan Chase & Co., 6.000%, 1/15/18	993,407
1,000,000	Lincoln National Corp., 4.750%, 2/15/14	888,237
3,000,000	MBNA America Bank Corp. N.A., 7.125%, 11/15/12 (a) (b)	3,160,845
1,000,000	Merrill Lynch & Co., Inc., 5.770%, 7/25/11	1,017,646
1,000,000	MetLife, Inc., 5.000%, 11/24/13	997,668
1,000,000	MetLife, Inc., 5.700%, 6/15/35	873,429
1,000,000	Morgan Stanley, 6.750%, 10/15/13	1,051,830
2,000,000	National Rural Utilities Cooperative Finance Corp., 5.750%, 8/28/09	2,013,134
2,000,000	Nationwide Financial Services, Inc., 6.250%, 11/15/11	2,023,856
1,000,000	Northern Trust Co., 6.500%, 8/15/18	1,088,004
1,180,000	Protective Life Secured Trust, 4.000%, 10/7/09	1,185,205
2,050,000	RenaissanceRe Holdings Ltd., 5.875%, 2/15/13	2,101,150
2,000,000	Royal Bank of Canada, 5.650%, 7/20/11	2,132,230
2,210,000	WFC Greater Bay Bancorp, 5.125%, 4/15/10	2,259,336

		37,213,658

Principal Amount		Value
Corporate Bonds -- (Continued)
Health Care -- 4.1%
$2,000,000	Astrazeneca PLC, 5.900%, 9/15/17	$2,141,660
2,000,000	Eli Lilly & Co., 4.200%, 3/6/14	2,059,122
1,000,000	Pfizer, Inc., 5.350%, 3/15/15	1,074,600
2,500,000	WellPoint, Inc., 4.250%, 12/15/09	2,529,702
1,000,000	Wyeth, 5.500%, 3/15/13	1,069,104

		8,874,188

Industrials -- 3.7%
2,000,000	Cintas Corp., 6.150%, 8/15/36	1,551,100
2,000,000	Raytheon Co., 5.500%, 11/15/12	2,176,460
2,000,000	Union Pacific Corp., 5.650%, 5/1/17	2,005,786
2,000,000	United Technologies Corp., 6.125%, 2/1/19	2,213,578

		7,946,924

Materials -- 0.5%
1,000,000	EI DuPont de Nemours & Co., 6.875%, 10/15/09	1,018,514

Real Estate Investment Trusts -- 2.1%
2,000,000	Hospitality Properties Trust, 6.750%, 2/15/13	1,759,352
1,000,000	Kimco Realty Corp., 4.820%, 6/1/14	849,333
1,000,000	Mack-Cali Realty Corp., 7.750%, 2/15/11	992,610
1,000,000	Weingarten Realty Investors, 7.350%, 7/20/09	1,000,150

		4,601,445

Technology -- 4.4%
1,665,000	Emerson Electric Co., 5.125%, 12/1/16	1,703,252
2,000,000	Hewlett-Packard Co., 5.500%, 3/1/18	2,102,384
3,000,000	IBM Corp., 7.625%, 10/15/18	3,585,831
2,000,000	Oracle Corp., 5.250%, 1/15/16	2,092,832

		9,484,299

Telecommunications -- 3.9%
2,000,000	AT&T, Inc., 5.600%, 5/15/18	2,010,798
2,000,000	Comcast Corp., 6.500%, 1/15/17	2,121,726
2,000,000	Verizon Wireless, 7.375%, 11/15/13 (a) (b)	2,237,016
2,000,000	Vodafone Group PLC, 5.000%, 12/16/13	2,074,220

		8,443,760

Utilities -- 6.3%
1,000,000	American Electric Power Co., Inc., 5.375%, 3/15/10	1,022,890
2,500,000	Bay State Gas Co., 9.200%, 6/6/11	2,690,012
1,000,000	Consolidated Edison Co. of New York, Inc., 3.850%, 6/15/13	1,001,505
1,290,000	Dominion Resources, Inc., 5.700%, 9/17/12	1,372,172
1,000,000	Duke Energy Corp., 6.300%, 2/1/14	1,079,639
1,800,000	Gulf Power Co., 4.900%, 10/1/14	1,879,375
2,310,000	Metropolitan Edison, 4.875%, 4/1/14	2,244,895
Principal Amount		Value
Corporate Bonds -- (Continued)
Utilities -- (Continued)
$2,000,000	Pacific Gas & Electric Co., 6.250%, 12/1/13	$2,196,170

		13,486,658

Total Corporate Bonds (Cost $106,130,285)		107,309,770

U.S. Government Agencies -- 21.9%
Federal Home Loan Bank -- 11.5%
3,000,000	5.000%, 9/9/11	3,207,093
3,000,000	4.375%, 6/8/12	3,184,338
1,000,000	5.625%, 6/15/12	1,045,461
3,000,000	5.375%, 6/14/13	3,307,179
1,380,000	5.000%, 7/16/13	1,500,329
5,000,000	4.750%, 9/11/15	5,333,220
6,500,000	4.750%, 12/16/16	6,952,179

		24,529,799

Federal Home Loan Mortgage Corporation -- 8.1%
1,500,000	4.125%, 11/18/09	1,521,743
2,000,000	2.125%, 9/23/11	2,009,668
4,000,000	6.480%, 12/5/11	4,458,272
2,000,000	2.375%, 2/24/12	2,013,330
2,000,000	5.000%, 1/30/14	2,169,998
3,000,000	5.500%, 3/28/16	3,173,517
2,000,000	4.875%, 6/13/18	2,152,268

		17,498,796

Federal National Mortgage Association -- 2.3%
3,000,000	4.600%, 12/14/12	3,050,535
2,000,000	3.750%, 6/30/14	2,011,506

		5,062,041

Total U.S. Government Agencies (Cost $44,730,257)		47,090,636

U.S. Treasury Obligations -- 20.5%
U.S. Treasury Bonds -- 13.6%
1,500,000	9.125%, 5/15/18	2,148,633
4,000,000	8.750%, 8/15/20	5,730,000
4,000,000	7.125%, 2/15/23	5,226,876
4,000,000	7.625%, 2/15/25	5,573,752
4,000,000	6.750%, 8/15/26	5,205,624
4,000,000	5.250%, 11/15/28	4,497,500
1,000,000	4.250%, 5/15/39	989,840

		29,372,225

U.S. Treasury Inflation Protection Notes -- 1.0%
2,000,000	2.000%, 1/15/16	2,180,991

U.S. Treasury Notes -- 5.9%
2,000,000	1.750%, 1/31/14	1,943,760
6,000,000	3.125%, 5/15/19	5,803,140
4,000,000	6.125%, 8/15/29	4,981,248

		12,728,148

Total U.S. Treasury Obligations (Cost $41,040,913)		44,281,364

Principal Amount		Value
U.S. Government Mortgage Backed Agencies -- 5.3%
Federal Home Loan Mortgage Corporation -- 2.6%
$232,752	Pool # 599630, 6.500%, 8/1/16	$247,091
287,307	Pool # 254403, 6.000%, 8/1/17	306,144
2,364,182	Pool # J05518, 5.500%, 9/1/22	2,474,116
2,385,023	Pool # J08160, 5.000%, 12/1/22	2,471,331

		5,498,682

Government National Mortgage Association -- 2.7%
3,669,803	Pool # 683937, 6.000%, 2/15/23	3,918,799
1,704,123	Pool # 689593, 6.000%, 7/15/23	1,819,748
141,399	Pool # 345128, 6.500%, 1/15/24	150,904
29,607	Pool # 372962, 7.000%, 3/15/24	32,195
55,824	Pool # 352982, 7.500%, 5/15/24	61,137
26,056	Pool # 373015, 8.000%, 6/15/24	28,639

		6,011,422

Total U.S. Government Mortgage Backed Agencies (Cost $10,994,311)		11,510,104

Shares		Value
Preferred Stocks -- 0.7%
Consumer Discretionary -- 0.1%
10,000	Comcast Corp., 7.000%	$229,200

Financials -- 0.4%
10,000	ABN AMRO Capital Funding Trust V, 5.900%	116,500
10,000	ING Groep NV, 6.125%	153,000
20,000	Merrill Lynch & Co. Capital Trust III, 7.000%	334,400
9,530	Prudential PLC, 6.500%	170,111

		774,011

Real Estate Investment Trusts -- 0.2%
25,000	Public Storage, Series F, 6.450%	486,000

Total Preferred Stocks (Cost $1,848,665)		1,489,211

Cash Equivalents -- 0.7%
1,426,390	Huntington Money Market Fund, Interfund Shares, 0.010% (c) (d)	1,426,390

Total Cash Equivalents (Cost $1,426,390)		1,426,390

Total Investments (Cost $206,170,821) -- 98.9%		213,107,475

Other Assets in Excess of Liabilities -- 1.1%		2,271,706

Net Assets -- 100.0%		$215,379,181

(a) Illiquid security.

(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Investment in affiliate.

(d) Rate disclosed is the seven day yield as of June 30, 2009.

LP -- Limited Partnership

PLC -- Public Liability Co.

Huntington Intermediate Government Income Fund

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Market Value
U.S. Government Agencies	43.7%
U.S. Government Mortgage Backed Agencies	38.9%
U.S. Treasury Obligations	11.3%
Cash[1]	3.5%
Corporate Bonds	1.7%
Collateralized Mortgage Obligations	0.9%

Total	100.0%

1 Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2009, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value
Corporate Bonds -- 1.7%
$2,000,000	Morgan Stanley, 1.950%, 6/20/12	$1,995,920

Total Corporate Bonds (Cost $1,999,266)		1,995,920

U.S. Government Agencies -- 43.5%
Federal Farm Credit Bank -- 14.2%
3,000,000	2.125%, 6/18/12	3,009,864
1,000,000	4.200%, 5/15/15	1,044,189
1,000,000	4.500%, 12/15/15	1,054,409
2,000,000	4.875%, 12/16/15	2,151,722
1,000,000	3.700%, 5/26/16	986,530
1,000,000	5.270%, 9/1/16	1,094,429
2,000,000	5.050%, 3/8/17	2,120,746
1,000,000	5.550%, 8/1/17	1,099,737
1,000,000	4.250%, 4/16/18	999,650
2,000,000	5.050%, 8/1/18	2,061,830
1,000,000	5.050%, 1/16/24	956,627

		16,579,733

Federal Home Loan Bank -- 15.5%
3,000,000	5.375%, 6/14/13	3,307,179
1,000,000	Series 1613, 4.375%, 9/13/13	1,066,784
2,000,000	5.250%, 3/19/14	2,063,240
830,000	4.750%, 12/12/14	882,760
1,000,000	4.375%, 2/13/15	1,063,261
2,000,000	4.750%, 9/11/15	2,133,288
2,000,000	4.250%, 1/22/16	2,029,156
2,000,000	5.500%, 10/19/16	2,028,532
2,000,000	5.250%, 11/8/17	2,074,274
1,500,000	4.250%, 3/9/18	1,520,829

		18,169,303

Federal Home Loan Mortgage Corporation -- 6.0%
2,000,000	2.000%, 3/16/11	2,012,306
2,000,000	2.500%, 1/27/14	1,970,760
1,000,000	4.300%, 4/14/16	1,014,277
2,000,000	6.000%, 7/6/17	2,001,428

		6,998,771

Principal Amount		Value
U.S. Government Agencies -- (Continued)
Federal National Mortgage Association -- 7.8%
$1,000,000	3.125%, 5/15/15	$981,597
1,500,000	5.400%, 3/9/17	1,536,292
3,500,000	5.000%, 4/26/17	3,557,848
3,000,000	5.625%, 11/15/21	3,140,037

		9,215,774

Total U.S. Government Agencies (Cost $49,427,091)		50,963,581

U.S. Government Mortgage Backed Agencies -- 27.1%
Federal Home Loan Mortgage Corporation -- 8.9%
191,658	Pool # M80773, 5.000%, 10/1/09	193,275
530,476	Pool # M81004, 5.000%, 1/1/13	548,083
290,935	Pool # E01184, 6.000%, 8/1/17	307,224
955,066	Pool # B10827, 4.500%, 11/1/18	990,543
1,739,111	Pool # J02717, 5.500%, 11/1/20	1,824,327
903,082	Pool # C90699, 5.000%, 8/1/23	930,007
1,240,727	Pool # C91167, 5.000%, 4/1/28	1,273,547
463,861	Pool # G08005, 5.500%, 8/1/34	480,889
733,863	Pool # 1G0865, 4.909%, 7/1/35	756,100
1,825,516	Pool # 972190, 5.407%, 11/1/35	1,905,262
1,128,210	Pool # G03609, 5.500%, 10/1/37	1,166,276

		10,375,533

Federal National Mortgage Association -- 15.3%
231,072	Pool # 647408, 5.000%, 10/1/17	242,033
1,333,282	Pool # 357805, 5.000%, 6/1/20	1,381,531
1,561,727	Pool # 889799, 5.500%, 2/1/23	1,637,763
453,566	Pool # 254911, 5.000%, 10/1/23	465,863
1,071,512	Pool # 255360, 5.000%, 8/1/24	1,099,075
1,037,107	Pool # 255767, 5.500%, 6/1/25	1,078,292
1,423,026	Pool # 255984, 4.500%, 11/1/25	1,432,457
1,101,045	Pool # 256116, 6.000%, 2/1/26	1,159,338
867,168	Pool # 256213, 6.000%, 4/1/26	913,078
1,730,512	Pool # 257536, 5.000%, 1/1/29	1,774,586
Principal Amount		Value
U.S. Government Mortgage Backed Agencies -- (Continued)
Federal National Mortgage Association -- (Continued)
$779,264	Pool # 254594, 5.500%, 1/1/33	$809,331
1,165,975	Pool # 783793, 6.000%, 7/1/34	1,226,119
918,978	Pool # 807963, 5.000%, 1/1/35	939,476
552,468	Pool # 806715, 5.500%, 1/1/35	572,921
1,191,529	Pool # 735224, 5.500%, 2/1/35	1,236,386
1,298,920	Pool # 868935, 5.500%, 5/1/36	1,343,557
630,112	Pool # 907484, 6.000%, 1/1/37	659,463

		17,971,269

Government National Mortgage Association -- 2.9%
754,771	Pool # 683552, 5.500%, 2/15/23	797,651
1,033,368	Pool # 666057, 5.000%, 3/15/23	1,082,711
248,612	Pool # 2699, 6.000%, 1/20/29	259,893
340,699	Pool # 576456, 6.000%, 3/15/32	358,093
920,387	Pool # 676974, 5.500%, 5/15/38	952,097

		3,450,445

Total U.S. Government Mortgage Backed Agencies (Cost $30,865,786)		31,797,247

U.S. Treasury Obligations -- 11.2%
U.S. Treasury Inflation Protection Notes -- 2.8%
3,000,000	2.000%, 1/15/16	3,271,487

U.S. Treasury Notes -- 8.4%
1,000,000	5.000%, 8/15/11	1,081,562
1,000,000	4.125%, 8/31/12	1,074,062
2,000,000	4.250%, 11/15/14	2,153,750
2,000,000	4.500%, 2/15/16	2,168,906
2,000,000	5.125%, 5/15/16	2,243,124
1,000,000	4.750%, 2/15/37	1,071,562

		9,792,966

Total U.S. Treasury Obligations (Cost $12,023,545)		13,064,453

Collateralized Mortgage Obligations -- 12.5%
Federal Home Loan Bank -- 0.5%
591,166	5.270%, 12/28/12	609,433

Federal Home Loan Mortgage Corporation -- 8.8%
409,353	Series R007, Class AC, 5.875%, 5/15/16	420,061
490,446	Series 2003-32, Class KB, 5.000%, 3/25/17	506,726
616,577	Series 2555, Class B, 4.250%, 1/15/18	639,344
Principal Amount or Shares		Value
Collateralized Mortgage Obligations -- (Continued)
Federal Home Loan Mortgage Corporation -- (Continued)
$716,191	Series 3046, Class YA, 5.000%, 2/15/19	$735,455
2,500,000	Series 2571, Class VP, 5.500%, 7/15/21	2,644,123
526,362	Series 2649, Class OL, 4.500%, 4/15/26	535,537
164,038	Series 2670, Class QP, 4.000%, 2/15/27	164,341
1,000,000	Series 2676, Class PG, 5.500%, 1/15/29	1,028,087
1,000,000	Series 2974, Class BM, 5.000%, 9/15/31	1,013,897
1,784,110	Series 2802, Class MB, 5.500%, 11/15/31	1,844,066
699,229	Series 2976, Class HP, 4.500%, 1/15/33	723,169

		10,254,806

Federal National Mortgage Association -- 0.9%
853,770	Series 2003-11, Class BA, 5.500%, 8/25/32	881,168
202,056	Series 2003-16, Class CB, 4.000%, 2/25/33	203,207

		1,084,375

Government National Mortgage Association -- 2.3%
1,500,000	Series 2003-100, Class VB, 5.500%, 1/20/23	1,591,738
1,000,000	Series 2005-55, Class PD, 5.000%, 5/20/32	1,052,390

		2,644,128

Total Collateralized Mortgage Obligations (Cost $14,063,452)		14,592,742

Cash Equivalents -- 3.5%
4,103,883	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	4,103,883

Total Cash Equivalents (Cost $4,103,883)		4,103,883

Total Investments (Cost $112,483,023) -- 99.5%		116,517,826

Other Assets in Excess of Liabilities -- 0.5%		609,647

Net Assets -- 100.0%		$117,127,473

(a) Investment in affiliate.

(b) Rate disclosed is the seven day yield as of June 30, 2009.

Huntington Mortgage Securities Fund

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Market Value
U.S. Government Mortgage Backed Agencies	79.9%
Cash[1]	5.3%
Collateralized Mortgage Obligations	5.2%
Real Estate Investment Trusts (Includes 4.8% of Common Stock and 0.2% of Preferred Stock)	5.0%
U.S. Government Agencies	4.6%

Total	100.0%

1 Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2009, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value
U.S. Government Mortgage Backed Agencies -- 56.3%
Federal Home Loan Mortgage Corporation -- 18.7%
$303,996	Pool # M80927, 5.000%, 7/1/11	$315,606
8,283	Pool # E65142, 6.500%, 7/1/11	8,768
530,476	Pool # M81004, 5.000%, 1/1/13	548,248
490,961	Pool # J03237, 5.500%, 8/1/16	517,550
271,213	Pool # E96459, 5.000%, 5/1/18	284,036
955,066	Pool # B10827, 4.500%, 11/1/18	990,841
90,229	Pool # C90237, 6.500%, 11/1/18	97,204
494,898	Pool # G12297, 6.000%, 7/1/21	524,097
1,625,269	Pool # G12867, 4.500%, 8/1/22	1,674,975
673,817	Pool # C90779, 5.000%, 1/1/24	694,117
702,643	Pool # C90859, 5.500%, 10/1/24	730,699
965,045	Pool # C90999, 5.500%, 11/1/26	1,003,577
1,240,727	Pool # C91167, 5.000%, 4/1/28	1,273,934
256,199	Pool # C00730, 6.000%, 3/1/29	270,015
4,750,000	Pool # C91251, 4.500%, 6/1/29	4,786,297
878,103	Pool # A15284, 5.500%, 10/1/33	911,024
927,722	Pool # G08005, 5.500%, 8/1/34	961,922
733,863	Pool # 1G0865, 4.909%, 7/1/35	756,330
601,308	Pool # G08168, 6.000%, 12/1/36	628,849
781,241	Pool # A55565, 6.000%, 12/1/36	817,023
957,479	Pool # G03498, 5.500%, 11/1/37	989,934

		18,785,046

Federal National Mortgage Association -- 30.1%
302,095	Pool # 254955, 4.000%, 10/1/10	305,336
349,059	Pool # 254486, 5.000%, 9/1/17	365,673
428,309	Pool # 663808, 5.000%, 11/1/17	448,694
573,888	Pool # 684488, 5.000%, 12/1/17	601,201
733,206	Pool # 693256, 5.000%, 4/1/18	767,873
509,521	Pool # 254720, 4.500%, 5/1/18	528,766
459,478	Pool # 786729, 5.500%, 8/1/19	484,362
860,035	Pool # 896597, 5.000%, 8/1/21	893,979
616,807	Pool # 254831, 5.000%, 8/1/23	633,722
1,288,430	Pool # 254908, 5.000%, 9/1/23	1,323,764
1,195,682	Pool # 254911, 5.000%, 10/1/23	1,228,473
516,032	Pool # 255320, 5.000%, 7/1/24	529,468
Principal Amount		Value
U.S. Government Mortgage Backed Agencies -- (Continued)
Federal National Mortgage Association -- (Continued)
$1,609,329	Pool # 255711, 5.500%, 4/1/25	$1,673,742
576,684	Pool # 357771, 5.000%, 5/1/25	591,170
1,423,026	Pool # 255984, 4.500%, 11/1/25	1,432,902
1,376,306	Pool # 256116, 6.000%, 2/1/26	1,449,602
1,949,818	Pool # 257238, 5.000%, 6/1/28	1,999,857
1,848,487	Pool # 257281, 5.000%, 7/1/28	1,895,926
1,730,512	Pool # 257536, 5.000%, 1/1/29	1,774,586
51,476	Pool # 602879, 6.000%, 11/1/31	54,317
1,390,066	Pool # 729535, 5.500%, 7/1/33	1,442,614
193,406	Pool # 748422, 6.000%, 8/1/33	203,715
1,174,538	Pool # 786457, 5.266%, 7/1/34	1,223,047
1,165,975	Pool # 783793, 6.000%, 7/1/34	1,226,301
552,468	Pool # 806715, 5.500%, 1/1/35	573,007
390,686	Pool # 814261, 6.000%, 1/1/35	410,900
1,191,529	Pool # 735224, 5.500%, 2/1/35	1,236,572
510,936	Pool # 836450, 6.000%, 10/1/35	536,094
1,023,531	Pool # 845573, 5.609%, 2/1/36	1,062,851
799,250	Pool # 745511, 5.000%, 4/1/36	815,578
1,329,651	Pool # 745418, 5.500%, 4/1/36	1,377,838
605,996	Pool # 888029, 6.000%, 12/1/36	634,887
630,111	Pool # 907484, 6.000%, 1/1/37	659,562

		30,386,379

Government National Mortgage Association -- 7.5%
878,514	Pool # 683915, 5.000%, 1/15/23	920,688
923,505	Pool # 691761, 5.000%, 7/15/23	967,746
2,776,279	Pool # 605653, 5.500%, 8/15/34	2,881,040
1,712,603	Pool # 3637, 5.500%, 11/20/34	1,767,890
920,387	Pool # 676974, 5.500%, 5/15/38	952,241

		7,489,605

Total U.S. Government Mortgage Backed Agencies (Cost $55,283,656)		56,661,030

Shares or Principal Amount		Value
Common Stocks -- 4.8%
Real Estate Investment Trusts -- 4.8%
10,074	Acadia Realty Trust	$131,466
5,000	Alexandria Real Estate Equities, Inc.	178,950
4,000	AMB Property Corp.	75,240
6,000	American Campus Communities, Inc.	133,080
5,500	Boston Properties, Inc.	262,350
5,500	Brandywine Realty Trust	40,975
2,000	Camden Property Trust	55,200
4,000	Corporate Office Properties Trust	117,320
10,000	Digital Reality Trust, Inc.	358,500
16,000	Douglas Emmett, Inc.	143,840
2,000	Duke Realty Corp.	17,540
6,500	EastGroup Properties, Inc.	214,630
5,000	Equity Lifestyle Properties, Inc.	185,900
6,000	Equity Residential	133,380
2,500	Essex Property Trust, Inc.	155,575
1,500	Federal Realty Investment Trust	77,280
10,000	HCP, Inc.	211,900
3,500	Healthcare Realty Trust, Inc.	58,905
6,000	Home Properties, Inc.	204,600
5,500	Host Hotels & Resorts, Inc.	46,145
7,600	Kimco Realty Corp.	76,380
11,000	Mack-Cali Realty Corp.	250,800
12,500	National Retail Properties, Inc.	216,875
2,386	ProLogis Trust	19,231
1,800	Public Storage, Inc.	117,864
6,000	Realty Income Corp.	131,520
2,500	Regency Centers Corp.	87,275
2,065	Simon Property Group, Inc.	106,209
1,903	SL Green Realty Corp.	43,655
8,000	Tanger Factory Outlet Centers, Inc.	259,440
3,696	The Macerich Co.	65,091
6,376	UDR, Inc.	65,864
9,500	Ventas, Inc.	283,670
3,905	Vornado Realty Trust	175,842
5,000	Washington Real Estate Investment Trust	111,850

Total Common Stocks (Cost $6,313,719)		4,814,342

U.S. Government Agencies -- 4.6%
Federal Home Loan Bank -- 1.0%
$1,000,000	4.250%, 3/9/18	1,015,718

Federal Home Loan Mortgage Corporation -- 2.5%
2,000,000	2.000%, 3/16/11	2,012,660
500,000	4.500%, 4/2/14	534,742

		2,547,402

Federal National Mortgage Association -- 1.1%
1,000,000	5.000%, 3/2/15	1,083,473

Total U.S. Government Agencies (Cost $4,484,035)		4,646,593

Shares or Principal Amount		Value
Preferred Stocks -- 0.2%
Real Estate Investment Trusts -- 0.2%
4,000	Simon Property Group, Inc., 6.000%	$188,400

Total Preferred Stocks (Cost $283,980)		188,400

Collateralized Mortgage Obligations -- 28.5%
$1,830,391	Citicorp Mortgage Securities, Inc., 5.500%, 10/25/35	1,762,416
556,354	Federal Home Loan Bank, 4.800%, 2/25/13	577,452

Federal Home Loan Mortgage Corporation -- 17.7%
18,867	Series 2548, Class HA, 4.500%, 1/15/10	18,926
1,331,006	REMIC Series 2584, Class LE, 4.000%, 12/15/13	1,364,586
1,793,411	Series 2780, Class QC, 4.500%, 3/15/17	1,836,173
931,024	Series 3322, Class LA, 5.250%, 4/15/17	979,716
882,482	Series 2497, Class NE, 5.000%, 9/15/17	926,842
1,011,241	Series 2770, Class TC, 4.000%, 1/15/18	1,041,371
716,191	Series 3046, Class YA, 5.000%, 2/15/19	735,492
1,000,000	Series 2541, Class VL, 5.500%, 11/15/20	1,058,913
1,000,000	Series 2571, Class VP, 5.500%, 7/15/21	1,058,731
1,000,000	REMIC Series 2543, Class PQ, 5.500%, 4/15/22	1,052,444
68,498	Series 2847, Class NC, 4.000%, 1/15/24	68,538
1,000,000	Series 2676, Class PG, 5.500%, 1/15/29	1,028,161
2,000,000	REMIC Series 2553, Class AE, 5.500%, 9/15/29	2,060,435
1,000,000	Series 2672, Class GH, 5.500%, 8/15/31	1,037,930
1,000,000	Series 2974, Class BM, 5.000%, 9/15/31	1,014,128
1,000,000	Series 2802, Class MB, 5.500%, 11/15/31	1,034,525
699,229	Series 2976, Class HP, 4.500%, 1/15/33	723,740
825,649	Series 3002, Class CA, 5.000%, 7/15/35	849,309

		17,889,960

Principal Amount		Value
Collateralized Mortgage Obligations -- (Continued)
Federal National Mortgage Association -- 8.4%
$134,486	Series 1994-23, Class PK, 6.000%, 5/25/10	$135,447
713,346	5.500%, 12/25/16	731,167
2,126,562	Series 2004-45, Class VD, 4.500%, 3/25/18	2,182,896
380,002	Series 2006-4, Class A, 6.000%, 11/25/22	392,794
552,462	Series 2003-38, Class TC, 5.000%, 3/25/23	577,709
1,636,122	Series 2004-45, Class NC, 5.500%, 11/25/28	1,674,018
637,876	Series 1999-13, Class PH, 6.000%, 4/25/29	686,850
1,000,000	Series 2003-53, Class JL, 5.000%, 12/25/31	1,039,581
1,000,000	Series 2003-92, Class KH, 5.000%, 3/25/32	1,038,895

		8,459,357

Total Collateralized Mortgage Obligations (Cost $27,904,996)		28,689,185

Shares		Value
Cash Equivalents -- 5.3%
5,334,871	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	$5,334,871

Total Cash Equivalents (Cost $5,334,871)		5,334,871

Total Investments (Cost $99,605,257) -- 99.7%		100,334,421

Other Assets in Excess of Liabilities -- 0.3%		309,192

Net Assets -- 100.0%		$100,643,613

(a) Investment in affiliate.

(b) Rate disclosed is the seven day yield as of June 30, 2009.

Huntington Ohio Tax-Free Fund

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Market Value
General Obligations	31.9%
School Districts	21.6%
Water	12.0%
Higher Education	10.5%
Facilities	7.6%
Transportation	4.1%
Medical	3.4%
Airports	2.8%
Pollution Control	2.7%
Power	1.3%
Single Housing	1.3%
General Fund	0.8%

Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2009, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value
Municipal Bonds -- 99.3%
Ohio -- 99.3%
$100,000	Akron, OH, G.O., (MBIA-RE FGIC Ins.), 5.000%, 12/1/22	$101,761
50,000	Akron, OH, Hospital Improvements Revenue, (FSA Ins.), 5.250%, 11/15/15	52,122
70,000	Akron, OH, Pension Funding Refunding Revenue, (AMBAC Ins.), 5.250%, 12/1/18	72,249
335,000	Akron, OH, Water Utility Improvements Revenue, (MBIA Ins.), 5.250%, 12/1/17	339,037
500,000	Barberton, OH, City School District, School Improvement, G.O., Student Credit Program, 4.750%, 12/1/23	517,975
205,000	Bowling Green State University, OH, General Receipts Revenue, (AMBAC Ins.), 5.250%, 6/1/19	214,770
200,000	Brookfield Local School District, OH, School Facilities Improvement, G.O., (FSA Ins. Student Credit Program), 5.000%, 1/15/22	213,580
170,000	Butler County, OH, G.O., (AMBAC Ins.), 4.750%, 12/1/20	177,225
300,000	Butler County, OH, Sewer Systems Revenue, (FSA Ins.), 5.000%, 12/1/19	323,460
75,000	Canton, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/18	75,713
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$200,000	Chagrin Falls, OH, Exempt Village School District, G.O., (MBIA Ins.), 5.250%, 12/1/19	$215,860
355,000	Cincinnati, OH, Water System Revenue, 5.000%, 12/1/19	372,406
500,000	Cleveland, OH, Airport System Revenue, Series C, (FSA Ins.), 5.000%, 1/1/18	533,735
150,000	Cleveland, OH, Income Tax Revenue, 5.000%, 5/15/17	167,409
500,000	Cleveland, OH, Public Power System Revenue, Series A, (FGIC Ins.), 5.000%, 11/15/16	548,600
80,000	Cleveland, OH, School District Refunding, G.O., (FGIC Ins.), 5.250%, 12/1/14	87,680
400,000	Cleveland, OH, School District Refunding, G.O., (FGIC Ins.), 5.000%, 12/1/18	416,080
335,000	Cleveland, OH, State University Revenue, (FGIC Ins.), 5.000%, 6/1/17	369,177
100,000	Cleveland, OH, Waterworks Refunding Revenue, Series G, (MBIA Ins.), 5.500%, 1/1/13	105,455
75,000	Columbus, OH, G.O., Series A, 5.000%, 6/15/13	83,789
500,000	Columbus, OH, Refunding, G.O., Series C, 5.000%, 7/15/16	560,005
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$270,000	Columbus, OH, Regional Airport Authority Revenue, (MBIA Ins.), 5.000%, 1/1/17	$292,399
250,000	Columbus, OH, Regional Airport Authority Revenue, (MBIA Ins.), 5.000%, 1/1/20	265,205
100,000	Columbus, OH, Regional Airport Authority Revenue, (FSA-CR, National Reinsurance), 5.000%, 1/1/21	105,355
535,000	Crawford County, OH, Unrefunded, G.O., (AMBAC Ins.), 4.750%, 12/1/19	540,987
350,000	Cuyahoga County, OH, Revenue, Series A, 6.000%, 1/1/17	377,559
435,000	Delaware County, OH, G.O., (MBIA Ins.), 5.000%, 12/1/18	446,445
250,000	Dublin, OH, City School District, School Facilities Construction & Improvement, G.O., (FSA Ins.), 5.000%, 12/1/20	263,292
360,000	Fairfield, OH, Local School District, G.O., (FSA Ins.), 4.250%, 12/1/18	375,793
150,000	Fairless, OH, Local School District, G.O., (FSA Ins.), 5.000%, 12/1/21	157,889
115,000	Field, OH, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/18	111,066
65,000	Field, OH, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/19	63,503
155,000	Forest Hills, OH, Local School District Revenue, (FSA Ins.), 4.750%, 12/1/16	166,039
190,000	Franklin County, OH, Municipal Facilities Improvements, G.O., (MBIA Ins.), 4.650%, 12/1/15	200,695
35,000	Gallia County, OH, Local School District, G.O., (FSA Ins.), 4.500%, 12/1/20	35,833
335,000	Greater Cleveland Regional Transit Authority, OH, Capital Improvement, G.O., (MBIA-RE FGIC Ins.), 5.000%, 12/1/21	342,618
340,000	Greater Cleveland, OH, Regulatory Transportation Authority, G.O., (FGIC Ins.), 5.000%, 12/1/15	382,497
540,000	Greene County, OH, Refunding, G.O., Series A, (AMBAC Ins.), 5.000%, 12/1/19	606,593
450,000	Greene County, OH, Sewer System Revenue, (AMBAC Ins.), 5.000%, 12/1/18	476,743
275,000	Greene County, OH, Water & Sewer Revenue, (FSA Ins.), 5.000%, 12/1/21	289,462
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$200,000	Hamilton County, OH, Sewer System Revenue, Series A, (MBIA Ins.), 5.000%, 12/1/20	$215,754
405,000	Hamilton County, OH, Sewer System Revenue, Series A, (MBIA Ins.), 5.000%, 12/1/22	421,767
150,000	Hudson City, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/19	158,412
250,000	Kettering, OH, City School District, Refunding, G.O., (FSA Ins.), 5.000%, 12/1/15	278,187
500,000	Kettering, OH, G.O., 4.750%, 12/1/22	516,615
95,000	Keystone, OH, Local School District, G.O., (FSA Ins.), 5.000%, 12/1/19	100,444
285,000	Lakewood, OH, City School District, G.O., (FSA Ins.), 5.000%, 12/1/18	304,816
100,000	Licking County, OH, Joint Vocational School District, G.O., (MBIA Ins.), 5.375%, 12/1/14	110,007
400,000	Lorain County, OH, Hospital Revenue, Series A, 5.750%, 10/1/18	410,160
460,000	Lucas County, OH, Hospital Refunding Revenue, (AMBAC Ins.), 5.000%, 11/15/11	474,794
235,000	Madison, OH, Local School District Refunding, G.O., (FSA Ins.), 4.000%, 12/1/17	237,851
500,000	Mahoning County, OH, Sewer Systems, Refunding Revenue, (AMBAC Ins.), 5.200%, 12/1/14	522,110
1,010,000	Marysville, OH, Exempt Village School District, G.O., (MBIA Ins.), 5.250%, 12/1/16	1,088,729
600,000	Medina County, OH, Library District, G.O., (FGIC Ins.), 5.250%, 12/1/20	633,198
300,000	Miamisburg, OH, City School District, School Facilities Construction & Improvements, G.O., 5.000%, 12/1/23	317,994
500,000	Middletown, OH, G.O., (FSA Ins.), 5.000%, 12/1/21	540,625
50,000	Montgomery County, OH, Public Improvements, G.O., 5.500%, 12/1/13	51,265
250,000	Montgomery County, OH, Water Refunding Revenue, (AMBAC Ins.), 5.375%, 11/15/16	255,872
50,000	Mount Vernon, OH, City Schools Refunding, G.O., (FSA Ins.), 5.000%, 12/1/17	54,384
25,000	New Albany Plain, Local School District, G.O., (FGIC Ins.), 5.500%, 12/1/18	28,035
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$200,000	Ohio Capital Asset Financing Program Fractionalized Interest, G.O., Series B, 5.000%, 12/1/22	$209,150
1,000,000	Ohio Municipal Electric Generation Agency Refunding Revenue, (AMBAC Ins.), 5.000%, 2/15/17	1,013,490
65,000	Ohio State Building Authority Revenue, Series A, (FSA Ins.), 5.500%, 4/1/15	69,945
1,400,000	Ohio State Building Authority Revenue, Series A, (FSA Ins.), 4.750%, 4/1/21	1,438,962
400,000	Ohio State Building Authority Revenue, Series A, 5.000%, 10/1/23	423,364
125,000	Ohio State Building Authority State Facilities Revenue, Series A, (FSA Ins.), 5.500%, 10/1/14	134,119
150,000	Ohio State Building Authority State Facilities Revenue, Series A, 5.000%, 4/1/16	160,521
500,000	Ohio State Building Authority State Facilities Revenue, Series A, (FSA Ins.), 4.750%, 4/1/20	516,020
150,000	Ohio State Community Schools, G.O., Series A, 5.000%, 6/15/21	157,968
140,000	Ohio State Community Schools, G.O., Series B, 5.000%, 9/15/18	146,185
100,000	Ohio State Community Schools, G.O., Series B, (FSA Ins.), 5.000%, 9/15/18	104,681
175,000	Ohio State Conservation Projects, G.O., Series A, 5.000%, 3/1/15	189,094
700,000	Ohio State Conservation Projects, G.O., Series A, 5.000%, 3/1/17	742,833
225,000	Ohio State Conservation Projects, G.O., Series A, 5.000%, 3/1/19	238,374
300,000	Ohio State Higher Education, G.O., Series A, 5.000%, 5/1/22	310,728
670,000	Ohio State Higher Education, G.O., Series A, 5.000%, 2/1/24	693,993
25,000	Ohio State Highway Improvements Revenue, 5.000%, 2/15/17	26,608
200,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series A, 5.000%, 9/1/23	203,664
200,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series J, (GNMA/FNMA/FHLMC Ins.), 4.875%, 9/1/15	204,174
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$125,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series J, (GNMA/FNMA/FHLMC Ins.), 5.900%, 9/1/23	$131,114
150,000	Ohio State Parks & Recreation Revenue, Series II-A, (FSA Ins.), 5.000%, 12/1/17	161,065
250,000	Ohio State Revitalization Revenue Project, Series A, (AMBAC Ins.), 5.000%, 4/1/21	261,462
450,000	Ohio State Turnpike Commission Revenue, 5.500%, 2/15/20	482,521
1,000,000	Ohio State Turnpike Commission Revenue, Series A, (MBIA-RE FGIC Ins.), 5.500%, 2/15/20	1,141,610
100,000	Ohio State University Cultural & Sports Capital Facilities Refunding Revenue, Series A, (FSA Ins.), 5.000%, 4/1/17	109,031
400,000	Ohio State Water Development Authority Pollution Control Revenue, 5.000%, 6/1/17	433,932
30,000	Ohio State Water Development Authority Refunding Revenue, 5.250%, 6/1/11	32,308
655,000	Ohio State, G.O., Series A, 5.375%, 9/1/23	719,786
685,000	Ohio State, Public Improvements, G.O., Series A, 5.000%, 3/1/18	723,524
300,000	Olentangy, OH, Local School District, G.O., (FSA Ins.), 5.000%, 12/1/21	321,480
470,000	River Valley, OH, Local School District, School Facilities Construction & Improvements, G.O., (FSA Ins. Student Credit Program), 5.250%, 11/1/23	534,099
1,040,000	Shaker Heights, OH, Urban Renewal Refunding, G.O., (AMBAC Ins.), 5.000%, 12/1/17	1,107,912
200,000	Sidney, OH, City School District, G.O., (FGIC Ins.), 5.000%, 12/1/12	217,194
980,000	Southwest Licking, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/19	1,039,388
325,000	Strongsville, OH, Library Improvements, G.O., (FGIC Ins.), 5.000%, 12/1/15	340,337
235,000	Swanton, OH, Local School District, School Improvement, G.O., (FGIC Ins.), 4.900%, 12/1/15	244,398
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$715,000	Toledo, OH, City School District, School Facilities Improvements, G.O., Student Credit Program, 4.125%, 12/1/19	$711,690
225,000	Toledo, OH, Sewer System Revenue, (AMBAC Ins.), 5.000%, 11/15/18	235,924
700,000	Toledo, OH, Waterworks Revenue, (MBIA Ins.), 5.000%, 11/15/19	738,521
500,000	Toledo, OH, Waterworks Revenue, (MBIA-RE FGIC Ins.), 5.000%, 11/15/22	517,860
320,000	Troy, OH, Capital Facilities, G.O., 6.250%, 12/1/11	333,318
550,000	Troy, OH, G.O., 4.750%, 12/1/22	569,173
350,000	Trumbull County, OH, Public Improvements Refunding, G.O., (MBIA Ins.), 5.125%, 12/1/13	380,985
655,000	Twinsburg, OH, Recreational Facilities Improvements, G.O., (FGIC Ins.), 5.500%, 12/1/17	691,418
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/17	521,495
890,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (MBIA Ins.), 5.000%, 6/1/19	936,814
300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	309,729
Principal Amount or Shares		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$750,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (FSA Ins.), 5.000%, 6/1/20	$785,145
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (MBIA Ins.), 5.000%, 6/1/22	523,905
50,000	Warren County, OH, Waterworks Refunding Revenue, (FSA Ins.), 5.000%, 12/1/15	53,950
100,000	Washington County, OH, Juvenile Detention Home, G.O., (FSA Ins.), 5.000%, 12/1/18	100,762
650,000	Washington Court House, OH, School Improvements, G.O., (FGIC Ins.), 5.000%, 12/1/19	671,164
125,000	Westerville, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/23	133,106

Total Municipal Bonds (Cost $40,464,960)		40,969,073

Cash Equivalents -- 0.5%
196,486	Fidelity Institutional Tax-Exempt Portfolio, 0.180% (a) (b)	196,486

Total Cash Equivalents (Cost $196,486)		196,486

Total Investments (Cost $40,661,446) -- 99.8%		41,165,559

Other Assets in Excess of Liabilities -- 0.2%		77,773

Net Assets -- 100.0%		$41,243,332

(a) Rate disclosed is the seven day yield as of June 30, 2009.

(b) Investment in affiliate.

AMBAC -- American Municipal Bond Assurance Corp.

FGIC -- Financial Guaranty Insurance Co.

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

FSA -- Financial Security Assurance

GNMA -- Government National Mortgage Association

G.O. -- General Obligation

Ins. -- Insured

MBIA -- Municipal Bond Insurance Association

MBIA-RE -- Municipal Bond Insurance Association-Reinsurance

Huntington Short/Intermediate Fixed Income Securities Fund

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Market Value
Corporate Bonds	70.4%
U.S. Government Agencies	21.8%
U.S. Treasury Obligations	4.3%
Cash[1]	3.5%

Total	100.0%

1 Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2009, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value
Corporate Bonds -- 69.6%
Consumer Discretionary -- 0.9%
$1,000,000	McDonald’s Corp., 4.300%, 3/1/13	$1,040,174

Consumer Staples -- 4.6%
1,000,000	General Mills, Inc., 6.000%, 2/15/12	1,076,595
1,000,000	H.J. Heinz Co., 5.350%, 7/15/13	1,045,558
2,000,000	Kellogg Co., 5.125%, 12/3/12	2,137,930
1,000,000	Sysco Corp., 4.200%, 2/12/13	1,015,414

		5,275,497

Energy -- 9.8%
1,000,000	Apache Corp., 6.000%, 9/15/13	1,088,079
2,000,000	BJ Services Co., 5.750%, 6/1/11	2,042,978
1,000,000	Chevron Corp., 3.450%, 3/3/12	1,031,498
1,000,000	ConocoPhillips, 4.750%, 2/1/14	1,041,185
1,000,000	Marathon Oil Corp., 6.500%, 2/15/14	1,069,050
1,000,000	Nabors Industries Ltd., 5.375%, 8/15/12	1,009,166
1,000,000	Noble Corp., 5.875%, 6/1/13	1,014,420
1,000,000	Premcor Refining Group, 6.125%, 5/1/11	1,025,761
1,000,000	Spectra Energy Capital LLC, 5.900%, 9/15/13	1,014,129
1,000,000	XTO Energy, Inc., 5.750%, 12/15/13	1,051,430

		11,387,696

Financials -- 20.0%
1,000,000	American Express Co., 5.250%, 9/12/11	1,008,939
1,000,000	American Express Co., 5.250%, 11/21/11 (a)	994,031
3,000,000	Bank of America Corp., 1.070%, 12/15/09 (b)	2,985,387
1,500,000	Bank of America Corp., 5.375%, 8/15/11	1,533,546
2,000,000	Caterpillar Financial Services Corp., 5.125%, 10/12/11	2,099,954
1,000,000	Charles Schwab Corp., 4.950%, 6/1/14	1,017,175
1,500,000	Citigroup, Inc., 5.125%, 2/14/11	1,495,725
Principal Amount		Value
Corporate Bonds -- (Continued)
Financials -- (Continued)
$1,000,000	General Electric Capital Corp., 0.953%, 8/15/11 (c)	$946,903
1,500,000	General Electric Capital Corp., 5.250%, 10/19/12	1,541,966
1,500,000	Goldman Sachs Group, Inc., 5.700%, 9/1/12	1,570,195
2,000,000	HSBC Finance Corp., 4.800%, 6/15/10	1,993,846
1,000,000	Key Bank N.A., 5.500%, 9/17/12	989,174
295,455	Marshall & Ilsley Corp., 2.900%, 8/18/09	293,015
2,000,000	MetLife Global Funding I, 5.125%, 11/9/11 (a)	2,067,482
1,500,000	Principal Life, Inc., 5.150%, 9/30/11	1,506,935
1,000,000	Shell International Finance BV, 4.000%, 3/21/14	1,026,826

		23,071,099

Health Care -- 4.2%
1,500,000	McKesson HBOC, Inc., 5.250%, 3/1/13	1,525,960
1,000,000	Pfizer, Inc., 4.450%, 3/15/12	1,049,239
1,250,000	UnitedHealth Group, Inc., 4.750%, 2/10/14	1,209,378
1,000,000	Wyeth, 5.500%, 3/15/13	1,069,104

		4,853,681

Industrials -- 8.0%
1,000,000	3M Co., 4.375%, 8/15/13	1,063,297
1,000,000	Air Products & Chemicals, Inc., 4.150%, 2/1/13	1,014,713
2,000,000	Eaton Corp., 4.900%, 5/15/13	2,012,378
1,000,000	General Dynamics Corp., 4.500%, 8/15/10	1,033,658
1,000,000	Harsco Corp., 5.125%, 9/15/13	1,017,452
1,000,000	ITT Corp., 4.900%, 5/1/14	993,162
Principal Amount		Value
Corporate Bonds -- (Continued)
Industrials -- (Continued)
$1,000,000	Johnson Controls, Inc., 5.250%, 1/15/11	$1,010,843
1,000,000	Raytheon Co., 5.500%, 11/15/12	1,088,230

		9,233,733

Materials -- 3.6%
1,000,000	Nucor Corp., 5.000%, 12/1/12	1,051,994
1,000,000	Potash Corp. of Saskatchewan, Inc., 4.875%, 3/1/13	1,027,427
2,000,000	PPG Industries, Inc., 5.750%, 3/15/13	2,078,954

		4,158,375

Real Estate Investment Trusts -- 1.2%
1,500,000	Duke Realty Corp., 5.625%, 8/15/11	1,435,947

Technology -- 5.0%
1,000,000	Cisco Systems, Inc., 5.250%, 2/22/11	1,054,439
1,000,000	Dell, Inc., 4.700%, 4/15/13	1,029,147
1,500,000	Hewlett-Packard Co., 5.250%, 3/1/12	1,602,334
2,000,000	Oracle Corp., 4.950%, 4/15/13	2,094,312

		5,780,232

Telecommunications -- 3.7%
2,000,000	AT&T, Inc., 4.950%, 1/15/13	2,080,012
1,000,000	Comcast Corp., 5.500%, 3/15/11	1,040,536
1,000,000	Verizon Wireless, 7.375%, 11/15/13	1,118,508

		4,239,056

Transportation -- 1.4%
1,500,000	CSX Corp., 6.750%, 3/15/11	1,574,637

Utilities -- 7.2%
1,500,000	Dominion Resources, Inc., 4.750%, 12/15/10	1,541,645
1,000,000	Emerson Electric Co., 4.625%, 10/15/12	1,042,743
2,000,000	Exelon Generation Co. LLC, 6.950%, 6/15/11	2,117,904
1,500,000	FPL Group Capital, Inc., 5.350%, 6/15/13	1,592,341
1,000,000	Georgia Power Co., 4.000%, 1/15/11	1,026,526
1,000,000	Wisconsin Public Service Corp., 4.875%, 12/1/12	1,023,642

		8,344,801

Total Corporate Bonds (Cost $78,589,871)		80,394,928

Principal Amount or Shares		Value
U.S. Government Agencies -- 21.6%
Federal Farm Credit Bank -- 3.5%
$2,000,000	2.125%, 6/18/12	$2,006,576
2,000,000	3.400%, 2/7/13	2,079,484

		4,086,060

Federal Home Loan Bank -- 7.8%
2,000,000	1.375%, 8/27/10	2,017,046
2,000,000	3.125%, 6/10/11	2,060,632
2,000,000	1.625%, 7/27/11	2,011,004
2,000,000	1.875%, 6/20/12	1,997,242
1,000,000	Series 1613, 4.375%, 9/13/13	1,066,784

		9,152,708

Federal Home Loan Mortgage Corporation -- 5.4%
1,000,000	4.750%, 11/3/09	1,015,265
3,000,000	3.125%, 10/25/10	3,093,183
2,000,000	4.750%, 1/18/11	2,116,736

		6,225,184

Federal National Mortgage Association -- 4.9%
2,000,000	3.375%, 6/10/10	2,052,096
1,435,000	2.000%, 1/30/12	1,445,612
2,000,000	3.400%, 4/16/12	2,042,516

		5,540,224

Total U.S. Government Agencies (Cost $24,570,035)		25,004,176

U.S. Treasury Obligations -- 4.3%
U.S. Treasury Notes -- 4.3%
5,000,000	0.875%, 2/28/11	4,996,500

Total U.S. Treasury Obligations (Cost $4,998,691)		4,996,500

Cash Equivalents -- 3.5%
4,022,997	Huntington Money Market Fund, Interfund Shares, 0.010% (d) (e)	4,022,997

Total Cash Equivalents (Cost $4,022,997)		4,022,997

Total Investments (Cost $112,181,594) -- 99.0%		114,418,601

Other Assets in Excess of Liabilities -- 1.0%		1,189,142

Net Assets -- 100.0%		$115,607,743

(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) Rate represents the effective yield at purchase.

(c) Variable or Floating Rate Security. Rate disclosed is as of June 30, 2009.

(d) Investment in affiliate.

(e) Rate disclosed is the seven day yield as of June 30, 2009.

LLC -- Limited Liability Co.

Statements of Assets and Liabilities

June 30, 2009 (unaudited)

	Huntington Money Market Fund	Huntington Ohio Municipal Money Market Fund	Huntington Tax-Free Money Market Fund	Huntington U.S. Treasury Money Market Fund
Assets:
Investments, at cost	$514,699,546	$257,378,417	$114,689,733	$438,716,530

Investments, at value	$485,530,146	$257,378,417	$114,689,733	$307,425,930
Investment in affiliated securities, at value	--	--	--	--
Investments in repurchase agreements, at cost	29,169,400	--	--	131,290,600

Total Investments	514,699,546	257,378,417	114,689,733	438,716,530

Cash	2,179	6,425,324	--	55
Foreign currencies, at value (cost $-, $-, $-, $-, $-, $-, $-, $120,702, $- and $-)	--	--	--	--
Income receivable	733,167	715,592	420,551	6,086
Receivable for investments sold	--	--	900,000	--
Receivable for shares sold	16,427	--	--	--
Receivable from Adviser	--	--	--	66,843
Tax reclaims receivable	--	--	--	--
Prepaid expenses and other assets	15,777	7,650	6,703	9,934

Total assets	515,467,096	264,526,983	116,016,987	438,799,448

Liabilities:
Income distribution payable	3,130	21,063	923	4,353
Options written, at value (premium received $-, $-, $-, $-, $-, $143,406, $718,698, $-, $- and $-)	--	--	--	--
Cash overdraft	--	--	--	--
Payable for investments purchased	--	--	1,119,672	--
Payable for shares redeemed	--	--	--	--
Accrued expenses and other payables
Investment adviser fees	32,927	67,272	30,133	--
Administration fees	77,804	40,847	18,301	72,320
Custodian fees	11,066	5,830	2,611	10,319
Financial administration fees	21	--	--	--
Distribution services fee	--	24,328	3,975	--
Shareholder services fee	758	46,590	11,891	--
Transfer agent fees	26,301	2,972	4,576	12,457
Compliance service fees	7,302	2,691	1,137	5,903
Other	43,225	19,220	15,886	48,715

Total liabilities	202,534	230,813	1,209,105	154,067

Net Assets	$515,264,562	$264,296,170	$114,807,882	$438,645,381

Net Assets Consist of:
Paid in capital	$515,743,435	$264,538,409	$114,941,314	$438,649,109
Net unrealized appreciation (depreciation) of investments, options and translations of assets and liabilities in foreign currency	--	--	--	--
Accumulated net realized loss on investments, options and foreign currency transactions	(478,873)	(242,239)	(133,432)	(3,729)
Accumulated net investment income (loss)	--	--	--	1

Total Net Assets	$515,264,562	$264,296,170	$114,807,882	$438,645,381

Net Assets:
Institutional Shares	$289,883,310	$147,836,411	$85,673,217	$394,545,427

Class A Shares	$139,273,002	$116,459,759	$29,134,664	$44,099,954

Class B Shares	$362,546	--	--	--

Interfund Shares	$85,745,704	--	--	--

Shares Outstanding: (unlimited number of shares authorized, no par value)
Institutional Shares	290,368,612	147,980,868	85,772,755	394,523,335

Class A Shares	139,251,755	116,550,056	29,167,602	44,128,208

Class B Shares	362,226	--	--	--

Interfund Shares	85,766,481	--	--	--

Net Asset Value, Redemption Price and Offering Price Per Share:
Institutional Shares	$1.00	$1.00	$1.00	$1.00

Class A Shares	$1.00	$1.00	$1.00	$1.00

Class B Shares(1)	$1.00	--	--	--

Interfund Shares	$1.00	--	--	--

Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	--	--	--	--

Maximum Sales Charge:
Class A Shares	--	--	--	--

(1) For Class B Shares, the redemption price per share varies by length of time shares are held.

Huntington Dividend Capture Fund	Huntington Growth Fund	Huntington Income Equity Fund	Huntington International Equity Fund	Huntington Macro 100 Fund	Huntington Mid Corp America Fund

$85,558,786	$133,687,143	$104,354,040	$292,200,158	$27,624,271	$99,957,007

$74,816,033	$137,475,286	$92,036,624	$253,734,293	$23,557,629	$109,849,730
28,355	6,282,588	1,406,117	19,361,510	427,395	7,444,936
--	--	--	--	--	--

74,844,388	143,757,874	93,442,741	273,095,803	23,985,024	117,294,666

--	--	--	--	--	--
--	--	--	120,301	--	--
261,883	108,110	225,418	657,949	27,493	105,892
357,117	--	--	--	--	--
71,286	42,937	29,416	450,482	94	123,527
--	--	--	--	--	--
--	--	--	173,887	--	--
16,158	12,023	8,230	15,438	13,324	15,047

75,550,832	143,920,944	93,705,805	274,513,860	24,025,935	117,539,132

--	--	--	--	--	--
--	134,450	336,638	--	--	--
29,977	--	--	--	--	--
--	--	--	--	--	--
119,374	229,859	111,343	207,628	102,192	140,469

46,771	72,795	46,471	228,305	14,981	73,706
11,387	22,133	14,137	36,889	3,645	17,932
1,621	3,154	2,014	35,033	519	2,555
2,017	1,923	1,597	12,515	2,142	2,826
5,344	2,902	2,412	2,873	731	3,050
15,571	30,336	19,423	56,805	4,996	24,586
2,210	8,820	2,059	8,488	54	4,820
620	1,263	803	2,110	194	948
5,228	16,218	9,572	30,867	2,353	12,516

240,120	523,853	546,469	621,513	131,807	283,408

$75,310,712	$143,397,091	$93,159,336	$273,892,347	$23,894,128	$117,255,724

$123,563,355	$162,835,116	$134,885,477	$307,607,583	$35,297,789	$101,369,082
(10,714,398)	10,079,687	(10,529,239)	(19,084,109)	(3,639,247)	17,337,659
(37,570,475)	(29,646,329)	(31,306,475)	(14,945,683)	(7,814,457)	(1,681,612)
32,230	128,617	109,573	314,556	50,043	230,595

$75,310,712	$143,397,091	$93,159,336	$273,892,347	$23,894,128	$117,255,724

$63,480,335	$135,409,927	$87,657,660	$263,914,383	$22,148,927	$110,636,111

$4,637,867	$5,230,341	$2,892,557	$7,978,750	$850,595	$2,788,076

$7,192,510	$2,756,823	$2,609,119	$1,999,214	$894,606	$3,831,537

--	--	--	--	--	--

9,702,642	6,873,556	5,848,977	29,398,836	3,239,897	10,264,234

708,755	271,968	192,917	895,970	125,824	264,402

1,103,803	154,147	175,250	229,140	134,875	380,267

--	--	--	--	--	--

$6.54	$19.70	$14.99	$8.98	$6.84	$10.78

$6.54	$19.23	$14.99	$8.91	$6.76	$10.54

$6.52	$17.88	$14.89	$8.72	$6.63	$10.08

--	--	--	--	--	--

$6.94	$20.40	$15.90	$9.45	$7.17	$11.18

5.75%	5.75%	5.75%	5.75%	5.75%	5.75%

Statements of Assets and Liabilities (Continued)

June 30, 2009 (unaudited)

	Huntington New Economy Fund	Huntington Real Strategies Fund	Huntington Rotating Markets Fund	Huntington Situs Fund
Assets:
Investments, at cost	$56,263,483	$83,871,888	$32,859,248	$139,200,851

Investments, at value	$42,262,743	$46,588,323	$32,069,167	$123,339,970
Investments in affiliated securities, at cost	4,542,360	11,620,788	5,006,822	7,951,287

Total Investments	46,805,103	58,209,111	37,075,989	131,291,257

Foreign currencies, at value (cost $-, $-, $-, $33, $-, $-, $-, $-, $- and $-)	--	--	--	33
Income receivable	27,137	82,390	32,072	92,004
Receivable for investments sold	--	--	--	--
Receivable for shares sold	82,929	202,118	86,628	261,935
Prepaid expenses and other assets	13,690	13,623	13,070	--

Total assets	46,928,859	58,507,242	37,207,759	131,645,229

Liabilities:
Income distribution payable	--	--	--	--
Options written, at value (premium received $384,008, $372,194, $-, $-, $-, $-, $-, $-, $- and $-)	238,613	326,800	--	--
Payable for investments purchased	--	--	--	1,233,402
Payable for shares redeemed	114,759	130,740	102,748	147,451
Accrued expenses and other payables
Investment adviser fees	32,980	37,010	15,384	81,341
Administration fees	7,079	8,851	5,613	19,789
Custodian fees	1,009	1,420	800	3,201
Financial administration fees	2,154	2,003	1,381	4,952
Distribution services fee	1,769	240	451	4,961
Shareholder services fee	9,702	12,129	7,690	27,096
Transfer agent fees	--	1,885	1,074	2,670
Compliance service fees	377	435	290	986
Other	3,853	7,490	4,241	13,641

Total liabilities	412,295	529,003	139,672	1,539,490

Net Assets	$46,516,564	$57,978,239	$37,068,087	$130,105,739

Net Assets Consist of:
Paid in capital	$80,011,074	$99,888,457	$45,152,586	$152,784,366
Net unrealized appreciation (depreciation) of investments, options and translations of assets and liabilities in foreign currency	(9,312,985)	(25,617,383)	4,216,741	(7,909,594)
Accumulated net realized loss on investments, options and foreign currency transactions	(24,080,924)	(16,444,553)	(12,622,064)	(14,896,621)
Accumulated net investment income (loss)	(100,601)	151,718	320,824	127,588

Total Net Assets	$46,516,564	$57,978,239	$37,068,087	$130,105,739

Net Assets:
Institutional Shares	$41,427,207	$57,086,528	$35,095,385	$113,837,546

Class A Shares	$3,314,193	$706,633	$1,908,532	$13,657,427

Class B Shares	$1,775,164	$185,078	$64,170	$2,610,766

Shares Outstanding: (unlimited number of shares authorized, no par value)
Institutional Shares	5,216,788	10,765,377	4,050,362	8,879,398

Class A Shares	427,316	133,071	221,899	1,086,734

Class B Shares	241,688	35,007	7,545	216,239

Net Asset Value, Redemption Price and Offering Price Per Share:
Institutional Shares	$7.94	$5.30	$8.66	$12.82

Class A Shares	$7.76	$5.31	$8.60	$12.57

Class B Shares(1)	$7.34	$5.29	$8.50	$12.07

Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$8.23	$5.63	$9.12	$13.34

Maximum Sales Charge:
Class A Shares	5.75%	5.75%	5.75%	5.75%

(1) For Class B Shares, the redemption price per share varies by length of time shares are held.

Huntington Technical Opportunities Fund	Huntington Fixed Income Securities Fund	Huntington Intermediate Government Income Fund	Huntington Mortgage Securities Fund	Huntington Ohio Tax-Free Fund	Huntington Short/Intermediate Fixed Income Fund

$7,873,204	$206,170,821	$112,483,023	$99,605,257	$40,611,446	$112,181,594

$7,597,459	$211,681,085	$112,413,943	$94,999,550	$41,165,559	$110,395,604
831,469	1,426,390	4,103,883	5,334,871	--	4,022,997

8,428,928	213,107,475	116,517,826	100,334,421	41,165,559	114,418,601

--	--	--	--	--	--
6,333	2,655,200	871,775	420,358	339,274	1,114,443
--	6,657	--	33,939	--	--
52	418,093	174,207	130,392	10	453,466
10,037	10,364	12,862	10,915	12,407	7,392

8,445,350	216,197,789	117,576,670	100,930,025	41,517,250	115,993,902

--	402,291	142,782	--	70,623	161,230
--	--	--	--	--	--
--	--	--	46,781	--	--
99,069	209,068	191,143	138,918	160,138	116,197

5,376	87,834	47,798	41,494	17,104	46,806
1,307	32,012	17,420	14,986	6,235	17,059
186	4,567	2,485	2,138	889	2,434
1,756	5,219	4,954	5,207	3,348	2,618
13	1,644	730	865	896	101
1,792	43,877	23,887	20,587	8,535	23,403
304	5,459	2,908	2,493	1,060	2,518
76	1,868	1,046	854	364	923
1,488	24,769	14,044	12,089	4,726	12,870

111,367	818,608	449,197	286,412	273,918	386,159

$8,333,983	$215,379,181	$117,127,473	$100,643,613	$41,243,332	$115,607,743

$11,613,752	$209,373,614	$113,174,396	$100,641,748	$40,821,368	$118,689,442
555,724	6,936,654	4,034,803	729,164	504,113	2,237,007
(3,874,272)	(900,961)	(78,333)	(411,918)	(82,150)	(5,318,706)
38,779	(30,126)	(3,393)	(315,381)	1	--

$8,333,983	$215,379,181	$117,127,473	$100,643,613	$41,243,332	$115,607,743

$8,278,863	$210,670,474	$114,867,219	$97,319,505	$38,873,617	$115,087,430

$51,462	$2,636,304	$1,436,380	$2,787,746	$1,334,926	$520,313

$3,658	$2,072,403	$823,874	$536,362	$1,034,789	--

1,298,395	9,866,412	10,707,019	11,154,898	1,853,669	5,917,922

8,094	123,483	133,894	317,751	63,698	26,751

579	97,184	76,773	61,297	49,369	--

$6.38	$21.35	$10.73	$8.72	$20.97	$19.45

$6.36	$21.35	$10.73	$8.77	$20.96	$19.45

$6.32	$21.32	$10.73	$8.75	$20.96	--

$6.75	$22.41	$11.27	$9.21	$22.01	$19.75

5.75%	4.75%	4.75%	4.75%	4.75%	1.50%

Statements of Operations

Six Months Ended June 30, 2009 (unaudited)

	Huntington Money Market Fund	Huntington Ohio Municipal Money Market Fund	Huntington Tax-Free Money Market Fund	Huntington U.S. Treasury Money Market Fund
Investment Income:
Dividend income	$30,895	$24,808	$13,452	$38,822
Dividend income from affiliated securities	--	--	--	--
Interest income	2,055,718	1,605,673	661,310	724,058
Foreign dividend taxes withheld	--	--	--	--

Total investment income	2,086,613	1,630,481	674,762	762,880

Expenses:
Investment adviser fees	1,119,759	443,559	187,324	648,680
Administration fees	734,186	270,319	114,190	593,280
Custodian fees	104,317	38,440	16,234	84,324
Transfer and dividend disbursing agent fees and expenses	143,675	54,337	22,528	111,597
Trustees’ fees	28,484	10,485	4,285	20,901
Auditing fees	83,666	34,486	14,830	63,484
Legal fees	22,404	8,391	3,534	17,250
Financial administration fees	--	3,419	1,038	5,786
Distribution services fee--Class A Shares	292,994	118,477	46,792	113,863
Distribution services fee--Class B Shares	1,711	--	--	--
Shareholder services fee--Institutional Shares	606,813	251,154	105,953	696,978
Shareholder services fee--Class A Shares	292,994	118,477	46,792	113,863
Shareholder services fee--Class B Shares	570	--	--	--
Share registration costs	17,443	14,176	13,963	12,819
Printing and postage	56,298	17,217	7,384	36,263
Insurance premiums	8,637	4,790	2,705	8,062
Compliance service fees	16,718	5,295	2,146	12,432
Treasury Guarantee Program	144,159	34,544	14,276	112,075
Other	11,036	5,533	2,702	22,156

Total expenses	3,685,864	1,433,099	606,676	2,673,813

Investment advisory fees waived	(710,401)	--	--	(999,762)
Shareholder servicing fees waived--Institutional Shares	(457,719)	--	(8,379)	(696,978)
Distribution fees waived--Class A Shares	(232,017)	--	(482)	(113,863)
Distribution fees waived--Class B Shares	(1,621)	--	--	--
Shareholder servicing fees waived--Class A Shares	(292,994)	(35,191)	(24,643)	(113,863)
Shareholder servicing fees waived--Class B Shares	(570)	--	--	--

Net expenses	1,990,542	1,397,908	573,172	749,347

Net investment income	96,071	232,573	101,590	13,533

Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investment transactions	14,847	(184,554)	(59,016)	(3,729)
Net realized gain (loss) on option transactions	--	--	--	--
Net realized gain (loss) on foreign currency transactions	--	--	--	--

Net realized gain (loss) on investments, options and translation of assets and liabilities in foreign currency transactions	14,847	(184,554)	(59,016)	(3,729)

Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	--	--	--	--

Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	14,847	(184,554)	(59,016)	(3,729)

Change in net assets resulting from operations	$110,918	$48,019	$42,574	$9,804

Huntington Dividend Capture Fund	Huntington Growth Fund	Huntington Income Equity Fund	Huntington International Equity Fund	Huntington Macro 100 Fund	Huntington Mid Corp America Fund

$2,401,255	$959,882	$2,321,536	$4,788,110	$217,988	$944,964
348	2,595	654	120	671	2,580
--	430	--	660	27	--
--	--	--	(490,042)	--	--

2,401,603	962,907	2,322,190	4,298,848	218,686	947,544

255,267	416,185	264,710	1,158,417	79,974	390,435
62,191	126,767	80,626	211,625	19,489	95,118
8,849	18,034	11,470	40,644	2,772	13,535
19,237	25,687	19,400	41,660	5,611	20,740
2,197	4,486	2,934	2,356	644	3,169
5,172	10,850	6,717	17,145	1,752	7,606
1,746	3,665	2,332	5,721	887	2,590
1,836	2,356	2,000	6,044	2,214	2,389
5,435	6,255	3,460	8,163	1,095	3,387
25,229	10,087	9,635	6,626	3,270	13,796
71,244	163,792	103,624	279,232	24,473	122,159
5,435	6,255	3,460	8,163	1,095	3,388
8,410	3,362	3,212	2,209	1,090	4,599
20,075	19,943	18,421	21,968	19,688	20,658
4,843	8,462	5,641	13,488	1,749	6,333
3,482	2,955	2,884	4,952	1,722	3,153
1,026	2,182	1,390	3,353	287	1,518
--	--	--	--	--	--
1,761	2,969	2,117	5,550	831	2,376

503,435	834,292	544,033	1,837,316	168,643	716,949

--	--	--	--	--	--
--	--	--	--	--	--
--	--	--	--	--	--
--	--	--	--	--	--
--	--	--	--	--	--
--	--	--	--	--	--

503,435	834,292	544,033	1,837,316	168,643	716,949

1,898,168	128,615	1,778,157	2,461,532	50,043	230,595

(15,180,627)	(10,250,418)	(19,927,652)	(14,325,521)	(775,284)	(1,250,642)
64,102	10,033	26,220	--	106,450	--
--	--	--	(620,162)	--	--

(15,116,525)	(10,240,385)	(19,901,432)	(14,945,683)	(668,834)	(1,250,642)

14,678,530	9,953,505	14,664,130	41,217,658	1,752,806	10,931,481

(437,995)	(286,880)	(5,237,302)	26,271,975	1,083,972	9,680,839

$1,460,173	$(158,265)	$(3,459,145)	$28,733,507	$1,134,015	$9,911,434

Statements of Operations (Continued)

Six Months Ended June 30, 2009 (unaudited)

	Huntington New Economy Fund	Huntington Real Strategies Fund	Huntington Rotating Markets Fund	Huntington Situs Fund
Investment Income:
Dividend income	$225,339	$451,742	$508,546	$871,344
Dividend income from affiliated securities	800	1,688	847	1,323
Interest income	--	359	--	1,794
Foreign dividend taxes withheld	--	(3,940)	--	(777)

Total investment income	226,139	449,849	509,393	873,684

Expenses:
Investment adviser fees	176,059	179,060	79,721	406,118
Administration fees	38,006	43,639	29,135	98,923
Custodian fees	5,385	6,207	4,145	14,705
Transfer and dividend disbursing agent fees and expenses	11,488	7,479	6,184	25,598
Trustees’ fees	1,413	1,436	1,021	3,294
Auditing fees	2,165	2,801	2,347	7,918
Legal fees	1,054	1,139	812	2,688
Financial administration fees	1,580	2,098	1,670	8,651
Distribution services fee--Class A Shares	3,891	695	2,269	14,878
Distribution services fee--Class B Shares	6,172	560	194	8,828
Shareholder services fee--Institutional Shares	45,834	58,805	37,527	117,552
Shareholder services fee--Class A Shares	3,891	695	2,269	14,878
Shareholder services fee--Class B Shares	2,057	187	65	2,943
Share registration costs	19,923	16,883	18,674	20,792
Printing and postage	3,043	2,432	1,941	6,916
Insurance premiums	2,464	2,776	1,433	3,418
Compliance service fees	628	646	471	1,513
Other	1,687	1,516	1,302	2,526

Total expenses	326,740	329,054	191,180	762,139

Net investment income (loss)	(100,601)	120,795	318,213	111,545

Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investment transactions	(8,426,799)	(8,061,383)	(6,771,468)	(17,005,466)
Net realized gain (loss) on option transactions	(54,414)	1,041,647	--	2,803,317
Net realized gain (loss) on foreign currency transactions	--	(2,884)	--	(52,343)

Net realized gain (loss) on investments, options and translation of assets and liabilities in foreign currency transactions	(8,481,213)	(7,022,620)	(6,771,468)	(14,254,492)

Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	15,600,492	10,512,006	10,258,970	26,506,087

Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	7,119,279	3,489,386	3,487,502	12,251,595

Change in net assets resulting from operations	$7,018,678	$3,610,181	$3,805,715	$12,363,140

Huntington Technical Opportunities Fund	Huntington Fixed Income Securities Fund	Huntington Intermediate Government Income Fund	Huntington Mortgage Securities Fund	Huntington Ohio Tax-Free Fund	Huntington Short/Intermediate Fixed Income Fund

$127,039	$92,998	$--	$159,311	$1,168	$--
215	1,256	1,233	1,407	--	1,475
1	4,948,885	2,508,032	2,008,402	738,952	2,052,836
--	--	--	--	--	--

127,255	5,043,139	2,509,265	2,169,120	740,120	2,054,311

31,465	512,999	287,223	234,527	99,949	253,615
7,671	187,521	104,998	85,726	36,537	92,689
1,091	26,675	14,935	12,195	5,197	13,187
1,408	34,213	19,515	15,975	6,589	15,968
254	6,262	3,615	2,862	1,219	2,998
737	19,162	10,938	8,717	3,730	9,287
818	5,276	3,047	2,398	1,026	2,544
3,047	5,170	4,594	5,443	9,317	4,424
66	3,185	1,755	3,612	1,775	642
25	7,725	2,555	2,038	3,823	--
10,414	250,739	141,005	112,973	46,925	126,165
66	3,185	1,755	3,612	1,775	642
8	2,575	852	679	1,275	--
28,027	20,347	20,027	20,316	19,503	14,110
443	11,138	6,278	5,114	2,196	5,367
1,859	3,387	2,239	2,191	1,570	1,854
114	3,233	1,894	1,479	622	1,529
963	4,085	2,614	1,943	1,386	2,320

88,476	1,106,877	629,839	521,800	244,414	547,341

38,779	3,936,262	1,879,426	1,647,320	495,706	1,506,970

(1,673,555)	(859,537)	2,742	(160,689)	(42,015)	(687,515)
--	--	--	--	--	--
--	--	--	--	--	--

(1,673,555)	(859,537)	2,742	(160,689)	(42,015)	(687,515)

1,315,200	1,926,915	(1,726,786)	(134,377)	343,268	3,888,751

(358,355)	1,067,378	(1,724,044)	(295,066)	301,253	3,201,236

$(319,576)	$5,003,640	$155,382	$1,352,254	$796,959	$4,708,206

Statements of Changes in Net Assets

	Huntington Money Market Fund
	Six Months Ended June 30, 2009	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:	(unaudited)
Operations--
Net investment income	$96,071	$17,903,379
Net realized gain (loss) on investments	14,847	7,624

Change in net assets resulting from operations	110,918	17,911,003

Distributions to Shareholders--
From and/or in excess of net investment income:
Institutional Shares	(58,430)	(10,822,204)
Class A Shares	(18,649)	(6,005,454)
Class B Shares	(34)	(1,216)
Interfund Shares	(18,958)	(1,074,505)

Change in net assets resulting from distributions to shareholders	(96,071)	(17,903,379)

Change in net assets resulting from capital transactions	(599,771,327)	(106,762,664)

Change in net assets	(599,756,480)	(106,755,040)
Net Assets:
Beginning of period	1,115,021,042	1,221,776,082
End of period	$515,264,562	$1,115,021,042

Accumulated net investment income included in net assets at end of period	$--	$--

Capital Transactions:
Institutional Shares
Shares sold	$560,582,131	$1,201,252,018
Dividends reinvested	597	87,255
Shares redeemed	(1,049,866,034)	(1,054,962,085)

Total Institutional Shares	(489,283,306)	146,377,188

Class A Shares
Shares sold	199,245,300	723,069,116
Dividends reinvested	12,492	2,551,138
Shares redeemed	(359,318,419)	(954,619,192)

Total Class A Shares	(160,060,627)	(228,998,938)

Class B Shares
Shares sold	173,755	589,841
Dividends reinvested	33	1,181
Shares redeemed	(243,345)	(285,475)

Total Class B Shares	(69,557)	305,547

Interfund Shares
Shares sold	205,452,056	280,714,885
Dividends reinvested	--	3
Shares redeemed	(155,809,893)	(305,161,349)

Total Interfund Shares	49,642,163	(24,446,461)

Net change resulting from capital transactions	$(599,771,327)	$(106,762,664)

Share Transactions:
Institutional Shares
Shares sold	560,582,131	1,201,251,671
Dividends reinvested	597	87,255
Shares redeemed	(1,049,865,866)	(1,054,961,049)

Total Institutional Shares	(489,283,138)	146,377,877

Class A Shares
Shares sold	199,245,300	723,069,112
Dividends reinvested	12,492	2,551,138
Shares redeemed	(359,318,419)	(954,619,192)

Total Class A Shares	(160,060,627)	(228,998,942)

Class B Shares
Shares sold	173,755	589,568
Dividends reinvested	33	1,181
Shares redeemed	(243,345)	(285,475)

Total Class B Shares	(69,557)	305,274

Interfund Shares
Shares sold	205,452,056	280,714,885
Dividends reinvested	--	3
Shares redeemed	(155,809,893)	(305,161,349)

Total Interfund Shares	49,642,163	(24,446,461)

Net change resulting from share transactions	(599,771,159)	(106,762,252)

Huntington Ohio Municipal Money Market Fund		Huntington Tax-Free Money Market Fund		Huntington U.S. Treasury Money Market Fund
Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
(unaudited)		(unaudited)		(unaudited)

$232,573	$5,197,332	$101,590	$1,612,241	$13,533	$6,868,763
(184,554)	451	(59,016)	(60,543)	(3,729)	41,991

48,019	5,197,783	42,574	1,551,698	9,804	6,910,754

(216,254)	(3,406,510)	(91,876)	(1,403,313)	(47,729)	(6,099,041)
(16,319)	(1,790,822)	(9,714)	(208,935)	(7,795)	(798,553)
--	--	--	--	--	--
--	--	--	--	--	--

(232,573)	(5,197,332)	(101,590)	(1,612,248)	(55,524)	(6,897,594)

(154,603,377)	97,323,643	(68,460,325)	128,716,404	(270,843,649)	(150,850,784)

(154,787,931)	97,324,094	(68,519,341)	128,655,854	(270,889,369)	(150,837,624)

419,084,101	321,760,007	183,327,223	54,671,369	709,534,750	860,372,374

$264,296,170	$419,084,101	$114,807,882	$183,327,223	$438,645,381	$709,534,750

$--	$--	$--	$--	$1	$41,992

$88,971,321	$414,870,090	$87,489,300	$293,226,204	$702,524,004	$1,916,813,807
508	5,991	--	--	--	--
(253,474,863)	(302,026,723)	(146,638,020)	(196,897,520)	(890,987,186)	(2,091,104,532)

(164,503,034)	112,849,358	(59,148,720)	96,328,684	(188,463,182)	(174,290,725)

129,769,886	240,620,402	78,297,940	87,128,715	157,836,444	443,448,872
3,555	170,559	6,163	26,113	2,987	316,627
(119,873,784)	(256,316,676)	(87,615,708)	(54,767,108)	(240,219,898)	(420,325,558)

9,899,657	(15,525,715)	(9,311,605)	32,387,720	(82,380,467)	23,439,941

--	--	--	--	--	--
--	--	--	--	--	--
--	--	--	--	--	--

--	--

		--	--	--	--
--	--	--	--	--	--
--	--	--	--	--	--
--	--	--	--	--	--

--	--	--	--	--	--

$(154,603,377)	$97,323,643	$(68,460,325)	$128,716,404	$(270,843,649)	$(150,850,784)

88,971,305	414,870,090	87,489,300	293,226,204	702,524,004	1,916,813,807
508	5,991	--	--	--	--
(253,474,863)	(302,026,723)	(146,638,020)	(196,897,520)	(890,987,186)	(2,091,104,532)

(164,503,050)	112,849,358	(59,148,720)	96,328,684	(188,463,182)	(174,290,725)

129,769,886	240,620,402	78,297,940	87,128,715	157,836,444	443,448,876
3,555	170,559	6,163	26,113	2,987	316,627
(119,873,784)	(256,316,676)	(87,615,708)	(54,767,108)	(240,219,898)	(420,325,558)

9,899,657	(15,525,715)	(9,311,605)	32,387,720	(82,380,467)	23,439,945

--	--	--	--	--	--
--	--	--	--	--	--
--	--	--	--	--	--

--	--	--	--	--	--

--	--	--	--	--	--
--	--	--	--	--	--
--	--	--	--	--	--

--	--	--	--	--	--

(154,603,393)	97,323,643	(68,460,325)	128,716,404	(270,843,649)	(150,850,780)

Statements of Changes in Net Assets (Continued)

	Huntington Dividend Capture Fund
	Six Months Ended June 30, 2009	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:	(unaudited)
Operations--
Net investment income (loss)	$1,898,168	$4,472,447
Net realized gain (loss) on investments, options and foreign currency transactions	(15,116,525)	(22,367,163)
Net change in unrealized appreciation/depreciation of investments, options and foreign currency transactions	14,678,530	(14,510,163)

Change in net assets resulting from operations	1,460,173	(32,404,879)

Distributions to Shareholders--
From and/or in excess of net investment income:
Institutional Shares	(1,593,942)	(3,620,113)
Class A Shares	(112,873)	(341,954)
Class B Shares	(159,123)	(462,780)
From net realized gain on investments:
Institutional Shares	--	(1,107,394)
Class A Shares	--	(113,816)
Class B Shares	--	(167,364)
From return of capital:
Institutional Shares	--	(270,139)
Class A Shares	--	(27,222)
Class B Shares	--	(40,568)

Change in net assets resulting from distributions to shareholders	(1,865,938)	(6,151,350)

Change in net assets resulting from capital transactions	2,438,692	(7,344,656)

Change in net assets	2,032,927	(45,900,885)
Net Assets:
Beginning of period	73,277,785	119,178,670

End of period	$75,310,712	$73,277,785

Accumulated net investment income (loss) included in net assets at end of period	$32,230	$--

Capital Transactions:
Institutional Shares
Shares sold	$7,834,076	$13,025,486
Dividends reinvested	866,149	2,817,642
Shares redeemed	(5,217,519)	(18,712,630)

Total Institutional Shares	3,482,706	(2,869,502)

Class A Shares
Shares sold	165,419	822,113
Dividends reinvested	94,032	430,348
Shares redeemed	(642,620)	(3,436,066)

Total Class A Shares	(383,169)	(2,183,605)

Class B Shares
Shares sold	84,674	324,546
Dividends reinvested	146,116	622,157
Shares redeemed	(891,635)	(3,238,252)

Total Class B Shares	(660,845)	(2,291,549)

Net change resulting from capital transactions	$2,438,692	$(7,344,656)

Share Transactions:
Institutional Shares
Shares sold	1,294,702	1,540,904
Dividends reinvested	142,776	330,737
Shares redeemed	(898,031)	(2,198,127)

Total Institutional Shares	539,447	(326,486)

Class A Shares
Shares sold	27,336	89,559
Dividends reinvested	15,517	49,795
Shares redeemed	(109,842)	(411,872)

Total Class A Shares	(66,989)	(272,518)

Class B Shares
Shares sold	15,088	34,809
Dividends reinvested	24,099	72,655
Shares redeemed	(161,991)	(396,457)

Total Class B Shares	(122,804)	(288,993)

Net change resulting from share transactions	349,654	(887,997)

Huntington Growth Fund		Huntington Income Equity Fund		Huntington International Equity Fund		Huntington Macro 100 Fund
Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
(unaudited)		(unaudited)		(unaudited)		(unaudited)

$128,615	$248,737	$1,778,157	$3,461,988	$2,461,532	$4,074,672	$50,043	$198,558
(10,240,385)	(19,405,942)	(19,901,432)	(10,804,032)	(14,945,683)	5,222,945	(668,834)	(6,842,253)
9,953,505	(68,639,378)	14,664,130	(55,954,573)	41,217,658	(162,494,820)	1,752,806	(3,472,801)

(158,265)	(87,796,583)	(3,459,145)	(63,296,617)	28,733,507	(153,197,203)	1,134,015	(10,116,496)

(23,487)	(235,838)	(1,684,685)	(3,222,687)	(1,020,671)	(3,055,792)	--	(184,750)
--	(593)	(52,286)	(106,946)	(24,565)	(88,273)	--	(10,101)
--	(356)	(42,745)	(90,264)	(2,669)	(7,789)	--	(3,908)

--	(21,004,051)	--	(646,965)	(577,926)	(11,077,117)	--	--
--	(896,783)	--	(24,423)	(17,339)	(379,752)	--	--
--	(536,665)	--	(27,086)	(4,488)	(111,529)	--	--

--	--	--	(155,689)	--	--	--	--
--	--	--	(5,775)	--	--	--	--
--	--	--	(6,249)	--	--	--	--

(23,487)	(22,674,286)	(1,779,716)	(4,286,084)	(1,647,658)	(14,720,252)	--	(198,759)

5,419,332	5,285,735	2,229,848	(8,227,023)	46,872,114	28,971,322	7,270,456	(10,980,932)

5,237,580	(105,185,134)	(3,009,013)	(75,809,724)	73,957,963	(138,946,133)	8,404,471	(21,296,187)
138,159,511	243,344,645	96,168,349	171,978,073	199,934,384	338,880,517	15,489,657	36,785,844

$143,397,091	$138,159,511	$93,159,336	$96,168,349	$273,892,347	$199,934,384	$23,894,128	$15,489,657

$128,617	$23,489	$109,573	$111,132	$314,556	$(1,099,071)	$50,043	$--

$23,202,920	$37,283,027	$10,507,879	$21,113,133	$73,836,555	$76,956,170	$9,502,820	$3,896,869
13,243	11,252,389	875,316	2,034,243	574,658	5,435,584	--	84,631
(17,431,690)	(43,231,981)	(8,677,574)	(29,123,535)	(28,085,857)	(54,412,806)	(1,946,383)	(13,701,562)

5,784,473	5,303,435	2,705,621	(5,976,159)	46,325,356	27,978,948	7,556,437	(9,720,062)

307,719	1,065,982	208,030	614,774	2,215,016	2,935,492	62,987	75,020
28	852,669	50,374	133,375	41,185	444,617	--	9,828
(481,905)	(1,763,070)	(401,429)	(1,521,344)	(1,704,466)	(2,270,550)	(244,941)	(1,014,869)

(174,158)	155,581	(143,025)	(773,195)	551,735	1,109,559	(181,954)	(930,021)

118,567	340,443	29,275	146,538	140,425	552,142	16,388	34,996
--	531,916	41,205	120,597	6,972	116,032	--	3,883
(309,550)	(1,045,640)	(403,228)	(1,744,804)	(152,374)	(785,359)	(120,415)	(369,728)

(190,983)	(173,281)	(332,748)	(1,477,669)	(4,977)	(117,185)	(104,027)	(330,849)

$5,419,332	$5,285,735	$2,229,848	$(8,227,023)	$46,872,114	$28,971,322	$7,270,456	$(10,980,932)

1,224,866	1,344,332	723,834	1,022,324	9,590,512	6,146,990	1,480,515	493,905
670	367,163	63,097	97,577	63,080	560,905	--	13,203
(935,049)	(1,640,969)	(626,274)	(1,421,737)	(3,508,740)	(5,047,709)	(317,920)	(1,642,461)

290,487	70,526	160,657	(301,836)	6,144,852	1,660,186	1,162,595	(1,135,353)

16,755	37,189	14,488	27,467	261,317	245,219	10,027	8,951
2	28,300	3,635	6,359	4,556	46,613	--	1,548
(27,027)	(65,386)	(28,692)	(69,552)	(219,068)	(190,780)	(39,573)	(118,824)

(10,270)	101	(10,569)	(35,726)	46,805	101,052	(29,546)	(108,325)

6,959	13,505	2,158	7,174	17,981	43,535	2,679	4,308
--	18,866	2,997	5,737	787	11,951	--	622
(18,616)	(42,448)	(29,980)	(84,658)	(20,029)	(70,081)	(20,307)	(45,061)

(11,657)	(10,077)	(24,825)	(71,747)	(1,261)	(14,595)	(17,628)	(40,131)

268,560	60,550	125,263	(409,309)	6,190,396	1,746,643	1,115,421	(1,283,809)

Statements of Changes in Net Assets (Continued)

	Huntington Mid Corp America Fund		Huntington New Economy Fund
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:	(unaudited)		(unaudited)
Operations--
Net investment income (loss)	$230,595	$73,319	$(100,601)	$(366,414)
Net realized gain (loss) on investments, options and foreign currency transactions	(1,250,642)	(430,970)	(8,481,213)	(15,599,711)
Net change in unrealized appreciation/depreciation of investments, options and foreign currency transactions	10,931,481	(58,877,996)	15,600,492	(42,800,789)

Change in net assets resulting from operations	9,911,434	(59,235,647)	7,018,678	(58,766,914)

Distributions to Shareholders--
From and/or in excess of net investment income:
Institutional Shares	--	(73,319)	--	--
Class A Shares	--	--	--	--
Class B Shares	--	--	--	--
From net realized gain on investments:
Institutional Shares	--	(3,730,705)	--	--
Class A Shares	--	(130,406)	--	--
Class B Shares	--	(198,637)	--	--
From return of capital:
Institutional Shares	--	(27,537)	--	(39,001)
Class A Shares	--	--	--	(3,194)
Class B Shares	--	--	--	(1,722)

Change in net assets resulting from distributions to shareholders	--	(4,160,604)	--	(43,917)

Change in net assets resulting from capital transactions	12,650,268	(4,367,196)	(562,640)	(21,399,380)

Change in net assets	22,561,702	(67,763,447)	6,456,038	(80,210,211)
Net Assets:
Beginning of period	94,694,022	162,457,469	40,060,526	120,270,737

End of period	$117,255,724	$94,694,022	$46,516,564	$40,060,526

Accumulated net investment income (loss) included in net assets at end of period	$230,595	$--	$(100,601)	$--

Capital Transactions:
Institutional Shares
Shares sold	$23,966,663	$19,345,865	$5,449,296	$11,123,672
Dividends reinvested	--	1,456,481	--	24,772
Shares redeemed	(10,599,904)	(23,701,014)	(5,292,664)	(30,721,388)

Total Institutional Shares	13,366,759	(2,898,668)	156,632	(19,572,944)

Class A Shares
Shares sold	156,491	658,216	325,198	1,015,065
Dividends reinvested	--	119,824	--	3,166
Shares redeemed	(459,597)	(1,182,750)	(831,745)	(2,327,310)

Total Class A Shares	(303,106)	(404,710)	(506,547)	(1,309,079)

Class B Shares
Shares sold	77,834	156,681	26,936	161,300
Dividends reinvested	--	192,711	--	(300)
Shares redeemed	(491,219)	(1,413,210)	(239,661)	(678,357)

Total Class B Shares	(413,385)	(1,063,818)	(212,725)	(517,357)

Net change resulting from capital transactions	$12,650,268	$(4,367,196)	$(562,640)	$(21,399,380)

Share Transactions:
Institutional Shares
Shares sold	2,480,203	1,448,368	769,474	989,563
Dividends reinvested	--	90,840	--	1,785
Shares redeemed	(1,061,482)	(1,844,766)	(774,237)	(3,019,062)

Total Institutional Shares	1,418,721	(305,558)	(4,763)	(2,027,714)

Class A Shares
Shares sold	16,627	47,750	47,131	87,986
Dividends reinvested	--	7,503	--	233
Shares redeemed	(47,778)	(87,107)	(121,736)	(205,382)

Total Class A Shares	(31,151)	(31,854)	(74,605)	(117,163)

Class B Shares
Shares sold	8,896	11,587	4,253	17,256
Dividends reinvested	--	12,546	--	(18)
Shares redeemed	(55,070)	(114,251)	(39,519)	(67,838)

Total Class B Shares	(46,174)	(90,118)	(35,266)	(50,600)

Net change resulting from share transactions	1,341,396	(427,530)	(114,634)	(2,195,477)

(1) Reflects operations for the period from May 1, 2008 (date of commencement of operations) to December 31, 2008.

(2) Rounds to less than 1.

Huntington Real Strategies Fund		Huntington Rotating Markets Fund		Huntington Situs Fund		Huntington Technical Opportunities Fund
Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Period Ended December 31, 2008(1)
(unaudited)		(unaudited)		(unaudited)		(unaudited)

$120,795	$382,023	$318,213	$384,454	$111,545	$3,138	$38,779	$(48,501)
(7,022,620)	(9,400,561)	(6,771,468)	(5,850,596)	(14,254,492)	2,348,591	(1,673,555)	(2,166,045)
10,512,006	(38,531,806)	10,258,970	(17,693,481)	26,506,087	(61,414,272)	1,315,200	(759,476)

3,610,181	(47,550,344)	3,805,715	(23,159,623)	12,363,140	(59,062,543)	(319,576)	(2,974,022)

--	(363,923)	--	(363,413)	--	--	--	--
--	(2,763)	--	(18,153)	--	--	--	--
--	(245)	--	(277)	--	--	--	--
--	--	--	(746,359)	(303,439)	(3,105,405)	--	--
--	--	--	(52,538)	(37,293)	(483,709)	--	--
--	--	--	(915)	(7,568)	(106,265)	--	--
--	(196,986)	--	--	--	--	--	(29,461)
--	(1,826)	--	--	--	--	--	(289)
--	(143)	--	--	--	--	--	(34)

--	(565,886)	--	(1,181,655)	(348,300)	(3,695,379)	--	(29,784)

18,608,670	38,495,135	2,823,951	(2,617,255)	25,532,774	26,796,147	2,416,418	9,240,947

22,218,851	(9,621,095)	6,629,666	(26,958,533)	37,547,614	(35,961,775)	2,096,842	6,237,141
35,759,388	45,380,483	30,438,421	57,396,954	92,558,125	128,519,900	6,237,141	--

$57,978,239	$35,759,388	$37,068,087	$30,438,421	$130,105,739	$92,558,125	$8,333,983	$6,237,141

$151,718	$30,923	$320,824	$2,611	$127,588	$16,043	$38,779	$--

$23,869,035	$55,781,307	$5,140,690	$5,370,578	$34,993,957	$51,251,372	$3,255,217	$9,920,107
--	189,316	--	628,452	132,564	1,492,800	--	18,085
(5,454,152)	(18,173,005)	(2,045,387)	(8,310,763)	(9,876,917)	(30,365,358)	(809,654)	(810,549)

18,414,883	37,797,618	3,095,303	(2,311,733)	25,249,604	22,378,814	2,445,563	9,127,643

223,545	772,962	84,213	379,928	1,940,181	9,453,956	8,619	90,320
--	4,179	--	68,763	36,804	476,278	--	282
(67,822)	(220,302)	(364,581)	(793,137)	(1,612,876)	(5,329,117)	(20,469)	(3)

155,723	556,839	(280,368)	(344,446)	364,109	4,601,117	(11,850)	90,599

43,435	197,046	11,305	100,016	168,447	508,610	3,000	28,281
--	388	--	1,192	7,286	101,954	--	151
(5,371)	(56,756)	(2,289)	(62,284)	(256,672)	(794,348)	(20,295)	(5,727)

38,064	140,678	9,016	38,924	(80,939)	(183,784)	(17,295)	22,705

$18,608,670	$38,495,135	$2,823,951	$(2,617,255)	$25,532,774	$26,796,147	$2,416,418	$9,240,947

4,669,003	5,866,270	652,284	494,992	3,093,218	3,059,078	493,318	1,025,707
--	38,513	--	60,612	10,414	117,503	--	2,774
(1,065,875)	(2,870,497)	(272,296)	(801,721)	(883,177)	(1,934,373)	(126,587)	(96,817)

3,603,128	3,034,286	379,988	(246,117)	2,220,455	1,242,208	366,731	931,664

42,265	79,420	10,795	32,714	174,247	551,968	1,401	10,069
--	844	--	6,409	2,949	38,250	--	43
(13,818)	(41,187)	(49,068)	(73,137)	(145,341)	(330,095)	(3,419)	-- (2)

28,447	39,077	(38,273)	(34,014)	31,855	260,123	(2,018)	10,112

8,496	20,400	1,437	11,397	15,433	31,061	478	4,310
--	75	--	111	608	8,466	--	23
(1,027)	(7,023)	(305)	(8,051)	(24,867)	(50,890)	(3,371)	(861)

7,469	13,452	1,132	3,457	(8,826)	(11,363)	(2,893)	3,472

3,639,044	3,086,815	342,847	(276,674)	2,243,484	1,490,968	361,820	945,248

Statements of Changes in Net Assets (Continued)

	Huntington Fixed Income Securities Fund
	Six Months Ended June 30, 2009	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:	(unaudited)
Operations--
Net investment income	$3,936,262	$7,552,420
Net realized gain (loss) on investments	(859,537)	1,395,113
Net change in unrealized appreciation/depreciation of investments	1,926,915	456,662

Change in net assets resulting from operations	5,003,640	9,404,195

Distributions to Shareholders--
From and/or in excess of net investment income:
Institutional Shares	(3,887,875)	(7,402,521)
Class A Shares	(46,198)	(97,790)
Class B Shares	(32,315)	(79,608)
From net realized gain on investments:
Institutional Shares	(580,161)	(410,201)
Class A Shares	(6,950)	(5,763)
Class B Shares	(5,692)	(4,955)

Change in net assets resulting from distributions to shareholders	(4,559,191)	(8,000,838)

Change in net assets resulting from capital transactions	27,198,601	(1,937,751)

Change in net assets	27,643,050	(534,394)
Net Assets:
Beginning of period	187,736,131	188,270,525

End of period	$215,379,181	$187,736,131

Accumulated net investment income (loss) included in net assets at end of period	$(30,126)	$--

Capital Transactions:
Institutional Shares
Shares sold	$48,146,555	$38,811,296
Dividends reinvested	1,907,049	3,692,955
Shares redeemed	(22,833,962)	(44,152,524)

Total Institutional Shares	27,219,642	(1,648,273)

Class A Shares
Shares sold	506,272	534,299
Dividends reinvested	39,052	76,042
Shares redeemed	(438,999)	(694,439)

Total Class A Shares	106,325	(84,098)

Class B Shares
Shares sold	153,336	414,484
Dividends reinvested	32,613	71,582
Shares redeemed	(313,315)	(691,446)

Total Class B Shares	(127,366)	(205,380)

Net change resulting from capital transactions	$27,198,601	$(1,937,751)

Share Transactions:
Institutional Shares
Shares sold	2,279,167	1,843,080
Dividends reinvested	90,329	175,804
Shares redeemed	(1,079,037)	(2,106,994)

Total Institutional Shares	1,290,459	(88,110)

Class A Shares
Shares sold	24,049	25,299
Dividends reinvested	1,850	3,619
Shares redeemed	(20,776)	(32,979)

Total Class A Shares	5,123	(4,061)

Class B Shares
Shares sold	7,273	19,590
Dividends reinvested	1,548	3,412
Shares redeemed	(14,858)	(33,298)

Total Class B Shares	(6,037)	(10,296)

Net change resulting from share transactions	1,289,545	(102,467)

Huntington Intermediate Government Income Fund		Huntington Mortgage Securities Fund		Huntington Ohio Tax-Free Fund		Huntington Short/Intermediate Fixed Income Fund
Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
(unaudited)		(unaudited)		(unaudited)		(unaudited)

$1,879,426	$4,433,019	$1,647,320	$3,310,491	$495,706	$978,703	$1,506,970	$2,873,272
2,742	207,055	(160,689)	(227,541)	(42,015)	19,714	(687,515)	(856,744)
(1,726,786)	4,201,985	(134,377)	(1,025,525)	343,268	(310,542)	3,888,751	(1,700,934)

155,382	8,842,059	1,352,254	2,057,425	796,959	687,875	4,708,206	315,594

(1,845,563)	(4,377,408)	(1,944,957)	(3,157,619)	(470,728)	(920,706)	(1,498,983)	(2,854,228)
(21,197)	(55,208)	(57,230)	(109,180)	(16,038)	(36,414)	(7,068)	(19,076)
(8,577)	(16,309)	(9,308)	(18,586)	(8,969)	(21,553)	--	--

--	--	--	(68,557)	--	(49,452)	--	--
--	--	--	(2,479)	--	(2,103)	--	--
--	--	--	(536)	--	(1,485)	--	--

(1,875,337)	(4,448,925)	(2,011,495)	(3,356,957)	(495,735)	(1,031,713)	(1,506,051)	(2,873,304)

1,633,242	(4,338,337)	14,987,115	25,117	5,570,147	(1,216,380)	32,720,494	(971,626)

(86,713)	54,797	14,327,874	(1,274,415)	5,871,371	(1,560,218)	35,922,649	(3,529,336)
117,214,186	117,159,389	86,315,739	87,590,154	35,371,961	36,932,179	79,685,094	83,214,430

$117,127,473	$117,214,186	$100,643,613	$86,315,739	$41,243,332	$35,371,961	$115,607,743	$79,685,094

$(3,393)	$(7,482)	$(315,381)	$48,794	$1	$30	$--	$(919)

$26,583,030	$22,692,360	$19,594,699	$7,006,056	$8,864,007	$4,869,078	$44,717,074	$13,715,913
1,024,594	2,189,802	920,327	1,638,054	56,664	69,008	604,302	1,230,439
(26,208,690)	(29,197,077)	(5,292,511)	(8,397,013)	(3,270,895)	(5,765,881)	(12,550,592)	(16,006,691)

1,398,934	(4,314,915)	15,222,515	247,097	5,649,776	(827,795)	32,770,784	(1,060,339)

175,390	270,276	21,304	278,703	134,103	187,506	27,858	278,970
19,142	50,514	44,846	86,949	14,400	35,720	6,051	17,369
(175,966)	(524,447)	(276,744)	(489,168)	(248,285)	(501,218)	(84,199)	(207,626)

18,566	(203,657)	(210,594)	(123,516)	(99,782)	(277,992)	(50,290)	88,713

305,695	304,033	23,710	65,912	32,700	187,327	--	--
8,591	16,260	9,334	18,856	7,148	19,054	--	--
(98,544)	(140,058)	(57,850)	(183,232)	(19,695)	(316,974)	--	--

215,742	180,235	(24,806)	(98,464)	20,153	(110,593)	--	--

$1,633,242	$(4,338,337)	$14,987,115	$25,117	$5,570,147	$(1,216,380)	$32,720,494	$(971,626)

2,460,062	2,155,907	2,248,917	786,150	418,140	234,475	2,350,660	713,615
95,138	207,644	105,902	184,622	2,681	3,343	31,579	64,124
(2,421,954)	(2,770,340)	(607,336)	(944,886)	(154,931)	(277,876)	(657,858)	(835,559)

133,246	(406,789)	1,747,483	25,886	265,890	(40,058)	1,724,381	(57,820)

16,398	25,507	2,434	31,036	6,292	9,291	1,443	14,309
1,778	4,791	5,132	9,747	682	1,730	317	906
(16,348)	(49,687)	(31,557)	(54,532)	(11,862)	(23,953)	(4,397)	(10,727)

1,828	(19,389)	(23,991)	(13,749)	(4,888)	(12,932)	(2,637)	4,488

28,500	28,799	2,700	7,338	1,566	8,964	--	--
798	1,542	1,071	2,120	338	923	--	--
(9,120)	(13,394)	(6,625)	(20,507)	(940)	(15,355)	--	--

20,178	16,947	(2,854)	(11,049)	964	(5,468)	--	--

155,252	(409,231)	1,720,638	1,088	261,966	(58,458)	1,721,744	(53,332)

Financial Highlights

Money Market Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized gain on investments	Total from investment operations	Distributions from net investment income	Total distributions

HUNTINGTON MONEY MARKET FUND
Institutional Shares
2004	$ 1.00	0.01	--	0.01	(0.01)	(0.01)
2005	$ 1.00	0.02	--	0.02	(0.02)	(0.02)
2006	$ 1.00	0.04	-- (1)	0.04	(0.04)	(0.04)
2007	$ 1.00	0.04	-- (1)	0.04	(0.04)	(0.04)
2008	$ 1.00	0.02	-- (1)	0.02	(0.02)	(0.02)
2009(2)	$ 1.00	-- (1)	-- (1)	-- (1)	-- (1)	-- (1)
Class A Shares
2004	$ 1.00	-- (1)	--	-- (1)	-- (1)	-- (1)
2005	$ 1.00	0.02	--	0.02	(0.02)	(0.02)
2006	$ 1.00	0.04	-- (1)	0.04	(0.04)	(0.04)
2007	$ 1.00	0.04	-- (1)	0.04	(0.04)	(0.04)
2008	$ 1.00	0.01	-- (1)	0.01	(0.01)	(0.01)
2009(2)	$ 1.00	-- (1)	-- (1)	-- (1)	-- (1)	-- (1)
Class B Shares
2004	$ 1.00	0.01	--	0.01	(0.01)	(0.01)
2005	$ 1.00	0.02	--	0.02	(0.02)	(0.02)
2006	$ 1.00	0.03	-- (1)	0.03	(0.03)	(0.03)
2007	$ 1.00	0.04	-- (1)	0.04	(0.04)	(0.04)
2008	$ 1.00	0.01	-- (1)	0.01	(0.01)	(0.01)
2009(2)	$ 1.00	-- (1)	-- (1)	-- (1)	-- (1)	-- (1)
Interfund Shares
2004	$ 1.00	0.01	--	0.01	(0.01)	(0.01)
2005	$ 1.00	0.03	--	0.03	(0.03)	(0.03)
2006	$ 1.00	0.04	-- (1)	0.04	(0.04)	(0.04)
2007	$ 1.00	0.05	-- (1)	0.05	(0.05)	(0.05)
2008	$ 1.00	0.02	-- (1)	0.02	(0.02)	(0.02)
2009(2)	$ 1.00	-- (1)	-- (1)	-- (1)	-- (1)	-- (1)
HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
Institutional Shares
2004	$ 1.00	-- (1)	--	-- (1)	-- (1)	-- (1)
2005	$ 1.00	0.02	--	0.02	(0.02)	(0.02)
2006	$ 1.00	0.03	-- (1)	0.03	(0.03)	(0.03)
2007	$ 1.00	0.03	-- (1)	0.03	(0.03)	(0.03)
2008	$ 1.00	0.02	-- (1)	0.02	(0.02)	(0.02)
2009(2)	$ 1.00	-- (1)	-- (1)	-- (1)	--(1)	-- (1)
Class A Shares
2004	$ 1.00	-- (1)	--	-- (1)	-- (1)	-- (1)
2005	$ 1.00	0.01	--	0.01	(0.01)	(0.01)
2006	$ 1.00	0.02	-- (1)	0.02	(0.02)	(0.02)
2007	$ 1.00	0.03	-- (1)	0.03	(0.03)	(0.03)
2008	$ 1.00	0.02	-- (1)	0.02	(0.02)	(0.02)
2009(2)	$ 1.00	-- (1)	-- (1)	-- (1)	-- (1)	-- (1)

(1) Amount is less than $0.005.

(2) Six months ended June 30, 2009 (Unaudited).

(3) Not annualized.

(4) Computed on an annualized basis.

(5) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

		Ratios to average net assets
Net Asset Value, end of period	Total return	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(5)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(5)	Net Assets, at end of period (000 omitted)

$ 1.00	0.53%	0.83%	0.53%	0.83%	0.53%	$ 440,112
$ 1.00	2.39%	0.81%	2.39%	0.82%	2.38%	$ 537,134
$ 1.00	4.20%	0.82%	4.12%	0.82%	4.12%	$ 500,167
$ 1.00	4.37%	0.79%	4.27%	0.79%	4.27%	$ 632,776
$ 1.00	1.59%	0.80%	1.53%	0.80%	1.53%	$ 779,158
$ 1.00	0.01%(3)	0.52%(4)	0.02%(4)	0.87%(4)	(0.33)%(4)	$ 289,883

$ 1.00	0.39%	0.95%	0.38%	1.08%	0.25%	$ 217,570
$ 1.00	2.13%	1.06%	2.11%	1.07%	2.10%	$ 219,767
$ 1.00	3.94%	1.07%	3.92%	1.07%	3.92%	$ 406,510
$ 1.00	4.11%	1.04%	4.02%	1.04%	4.02%	$ 528,326
$ 1.00	1.34%	1.04%	1.48%	1.04%	1.48%	$ 299,329
$ 1.00	0.01%(3)	0.49%(4)	0.02%(4)	1.12%(4)	(0.63)%(4)	$ 139,273

$ 1.00	0.78%	0.58%	0.75%	1.58%	(0.25)%	$ 54
$ 1.00	2.38%	0.81%	2.39%	1.56%	1.64%	$ 58
$ 1.00	3.43%	1.57%	3.43%	1.57%	3.43%	$ 133
$ 1.00	3.60%	1.53%	3.49%	1.53%	3.49%	$ 127
$ 1.00	0.88%	1.44%	0.76%	1.56%	0.64%	$ 432
$ 1.00	0.01%(3)	0.46%(4)	0.01%(4)	1.63%(4)	(1.15)%(4)	$ 363

$ 1.00	0.78%	0.58%	0.82%	0.58%	0.82%	$ 30,004
$ 1.00	2.64%	0.56%	2.64%	0.57%	2.63%	$ 35,266
$ 1.00	4.46%	0.57%	4.36%	0.57%	4.36%	$ 40,803
$ 1.00	4.63%	0.54%	4.51%	0.54%	4.51%	$ 60,548
$ 1.00	1.85%	0.55%	1.91%	0.55%	1.91%	$ 36,102
$ 1.00	0.03%(3)	0.42%(4)	0.05%(4)	0.63%(4)	(1.16)%(4)	$ 85,746

$ 1.00	0.40%	0.86%	0.37%	0.86%	0.37%	$ 71,891
$ 1.00	1.60%	0.83%	1.60%	0.85%	1.58%	$ 84,799
$ 1.00	2.60%	0.85%	2.58%	0.85%	2.58%	$ 95,205
$ 1.00	2.83%	0.82%	2.78%	0.82%	2.78%	$ 199,613
$ 1.00	1.81%	0.83%	1.73%	0.83%	1.73%	$ 312,467
$ 1.00	0.10%(3)	0.89%(4)	0.22%(4)	0.89%(4)	0.22%(4)	$ 147,836

$ 1.00	0.29%	0.98%	0.27%	1.11%	0.14%	$ 105,247
$ 1.00	1.35%	1.08%	1.33%	1.10%	1.31%	$ 96,600
$ 1.00	2.35%	1.10%	2.33%	1.10%	2.33%	$ 108,666
$ 1.00	2.57%	1.07%	2.54%	1.07%	2.54%	$ 122,147
$ 1.00	1.56%	1.08%	1.54%	1.08%	1.54%	$ 106,617
$ 1.00	0.02%(3)	1.06%(4)	0.03%(4)	1.14%(4)	(0.04)%(4)	$ 116,460

Financial Highlights (Continued)

Money Market Funds (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized gain on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions

HUNTINGTON TAX-FREE MONEY MARKET FUND
Institutional Shares
2004	$ 1.00	-- (1)	--	-- (1)	-- (1)	--	-- (1)
2005	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2006	$ 1.00	0.02	-- (1)	0.02	(0.02)	--	(0.02)
2007	$ 1.00	0.03	-- (1)	0.03	(0.03)	--	(0.03)
2008	$ 1.00	0.02	-- (1)	0.02	(0.02)	--	(0.02)
2009(2)	$ 1.00	-- (1)	-- (1)	-- (1)	-- (1)	--	-- (1)
Class A Shares
2004	$ 1.00	-- (1)	--	-- (1)	-- (1)	--	-- (1)
2005	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2006	$ 1.00	0.02	-- (1)	0.02	(0.02)	--	(0.02)
2007	$ 1.00	0.02	-- (1)	0.02	(0.02)	--	(0.02)
2008	$ 1.00	0.02	-- (1)	0.02	(0.02)	--	(0.02)
2009(2)	$ 1.00	-- (1)	-- (1)	-- (1)	-- (1)	--	-- (1)
HUNTINGTON U.S. TREASURY MONEY MARKET FUND
Institutional Shares
2004	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2005	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)
2006	$ 1.00	0.04	-- (1)	0.04	(0.04)	--	(0.04)
2007	$ 1.00	0.04	-- (1)	0.04	(0.04)	-- (1)	(0.04)
2008	$ 1.00	0.01	-- (1)	0.01	(0.01)	--	(0.01)
2009(2)	$ 1.00	-- (1)	-- (1)	-- (1)	-- (1)	--	-- (1)
Class A Shares
2004	$ 1.00	-- (1)	--	-- (1)	-- (1)	--	-- (1)
2005	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)
2006	$ 1.00	0.04	-- (1)	0.04	(0.04)	--	(0.04)
2007	$ 1.00	0.04	-- (1)	0.04	(0.04)	-- (1)	(0.04)
2008	$ 1.00	0.01	-- (1)	0.01	(0.01)	--	(0.01)
2009(2)	$ 1.00	-- (1)	-- (1)	-- (1)	-- (1)	--	-- (1)

(1) Amount is less than $0.005.

(2) Six months ended June 30, 2009 (Unaudited).

(3) Not annualized.

(4) Computed on an annualized basis.

(5) Amount is less than 0.005%.

(6) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

		Ratios to average net assets
Net Asset Value, end of period	Total return	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(6)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(6)	Net Assets, at end of period (000 omitted)

$ 1.00	0.32%	0.90%	0.34%	1.00%	0.24%	$ 19,247
$ 1.00	1.46%	0.92%	1.44%	0.96%	1.40%	$ 22,388
$ 1.00	2.48%	0.93%	2.46%	0.93%	2.46%	$ 25,361
$ 1.00	2.76%	0.88%	2.69%	0.88%	2.69%	$ 48,585
$ 1.00	1.86%	0.88%	1.75%	0.88%	1.75%	$ 144,861
$ 1.00	0.10%(3)	0.87%(4)	0.21%(4)	0.89%(4)	0.19%(4)	$ 85,673

$ 1.00	0.25%	0.97%	0.25%	1.25%	(0.03)%	$ 7,279
$ 1.00	1.21%	1.17%	1.17%	1.21%	1.13%	$ 11,916
$ 1.00	2.23%	1.18%	2.22%	1.18%	2.22%	$ 14,205
$ 1.00	2.51%	1.15%	2.48%	1.15%	2.48%	$ 6,086
$ 1.00	1.61%	1.13%	1.48%	1.13%	1.48%	$ 38,466
$ 1.00	0.02%(3)	1.02%(4)	0.05%(4)	1.15%(4)	(0.08)%(4)	$ 29,135

$ 1.00	0.51%	0.74%	0.49%	0.74%	0.49%	$ 402,817
$ 1.00	2.31%	0.74%	2.32%	0.74%	2.32%	$ 499,718
$ 1.00	4.12%	0.74%	4.06%	0.74%	4.06%	$ 536,387
$ 1.00	4.01%	0.72%	3.89%	0.72%	3.89%	$ 757,331
$ 1.00	0.93%	0.69%	0.93%	0.76%	0.86%	$ 583,050
$ 1.00	0.01%(3)	0.23%(4)	--%(4)(5)	0.79%(4)	(0.56)%(4)	$ 394,545

$ 1.00	0.38%	0.97%	0.34%	0.99%	0.32%	$ 51,046
$ 1.00	2.05%	0.99%	2.09%	0.99%	2.09%	$ 85,671
$ 1.00	3.86%	0.99%	3.80%	0.99%	3.80%	$ 68,073
$ 1.00	3.75%	0.97%	3.61%	0.97%	3.61%	$ 103,041
$ 1.00	0.74%	0.83%	0.67%	0.98%	0.52%	$ 126,485
$ 1.00	0.01%(3)	0.23%(4)	0.01%(4)	1.04%(4)	(0.80)%(4)	$ 44,100

Financial Highlights (Continued)

Equity Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning |of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distribution from return of capital	Total distributions

HUNTINGTON DIVIDEND CAPTURE FUND
Institutional Shares
2004	$ 11.11	0.48	0.98	1.46	(0.47)	(0.51)	--	(0.98)
2005	$ 11.59	0.46	(0.11)	0.35	(0.47)	(0.61)	--	(1.08)
2006	$ 10.86	0.39	1.32	1.71	(0.39)	(0.54)	--	(0.93)
2007	$ 11.64	0.38	(1.15)	(0.77)	(0.39)	(0.59)	--	(0.98)
2008	$ 9.89	0.40	(3.18)	(2.78)	(0.39)	(0.12)	(0.03)	(0.54)
2009(3)	$ 6.57	0.16	(0.03)	0.13	(0.16)	--	--	(0.16)
Class A Shares
2004	$ 11.11	0.48	0.94	1.42	(0.43)	(0.51)	--	(0.94)
2005	$ 11.59	0.42	(0.10)	0.32	(0.44)	(0.61)	--	(1.05)
2006	$ 10.86	0.36	1.32	1.68	(0.36)	(0.54)	--	(0.90)
2007	$ 11.63	0.35	(1.14)	(0.79)	(0.36)	(0.59)	--	(0.95)
2008	$ 9.89	0.38	(3.18)	(2.80)	(0.37)	(0.12)	(0.03)	(0.52)
2009(3)	$ 6.57	0.17	(0.04)	0.13	(0.16)	--	--	(0.16)
Class B Shares
2004	$ 11.10	0.39	0.97	1.36	(0.38)	(0.51)	--	(0.89)
2005	$ 11.57	0.37	(0.12)	0.25	(0.38)	(0.61)	--	(0.99)
2006	$ 10.83	0.30	1.32	1.62	(0.30)	(0.54)	--	(0.84)
2007	$ 11.61	0.30	(1.15)	(0.85)	(0.31)	(0.59)	--	(0.90)
2008	$ 9.89	0.33	(3.19)	(2.86)	(0.34)	(0.12)	(0.03)	(0.49)
2009(3)	$ 6.54	0.14	(0.02)	0.12	(0.14)	--	--	(0.14)
HUNTINGTON GROWTH FUND
Institutional Shares
2004	$ 38.96	0.10	2.88	2.98	(0.09)	(0.72)	--	(0.81)
2005	$ 41.13	0.04	0.64	0.68	(0.03)	(2.26)	--	(2.29)
2006	$ 39.52	0.09	3.10	3.19	(0.08)	(5.39)	--	(5.47)
2007	$ 37.24	0.12	5.57	5.69	(0.11)	(7.81)	--	(7.92)
2008	$ 35.01	0.05	(12.12)	(12.07)	(0.04)	(3.19)	--	(3.23)
2009(3)	$ 19.71	0.02	(0.03)	(0.01)	-- (7)	--	--	-- (7)
Class A Shares
2004	$ 38.58	(0.02)	2.86	2.84	--	(0.72)	--	(0.72)
2005	$ 40.70	(0.07)	0.64	0.57	--	(2.26)	--	(2.26)
2006	$ 39.01	(0.01)	3.05	3.04	--	(5.39)	--	(5.39)
2007	$ 36.66	0.03	5.47	5.50	(0.04)	(7.81)	--	(7.85)
2008	$ 34.31	(0.03)	(11.83)	(11.86)	-- (7)	(3.19)	--	(3.19)
2009(3)	$ 19.26	--	(0.03)	(0.03)	--	--	--	--
Class B Shares
2004	$ 37.79	(0.19)	2.78	2.59	--	(0.72)	--	(0.72)
2005	$ 39.66	(0.26)	0.62	0.36	--	(2.26)	--	(2.26)
2006	$ 37.76	(0.19)	2.94	2.75	--	(5.39)	--	(5.39)
2007	$ 35.12	(0.13)	5.18	5.05	--	(7.81)	--	(7.81)
2008	$ 32.36	(0.16)	(11.05)	(11.21)	-- (7)	(3.19)	--	(3.19)
2009(3)	$ 17.96	(0.04)	(0.04)	(0.08)	--	--	--	--

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(3) Six months ended June 30, 2009 (Unaudited).

(4) Not annualized.

(5) Computed on an annualized basis.

(6) Portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cash flows into and out of the Fund, as well as tactical portfolio adjustments made. The basic characteristics of the Fund’s investment strategy in terms of market capitalization, style and diversification have not changed (unaudited).

(7) Amount is less than $0.005.

		Ratios to average net assets
Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$ 11.59	13.52%	1.36%	4.34%	1.36%	4.34%	$ 80,182	101%
$ 10.86	3.10%	1.31%	4.07%	1.32%	4.06%	$ 92,819	131%
$ 11.64	16.03%	1.31%	3.44%	1.31%	3.44%	$ 112,404	98%
$ 9.89	(6.91)%	1.30%	3.35%	1.30%	3.35%	$ 93,862	87%
$ 6.57	(29.26)%	1.31%	4.56%	1.31%	4.56%	$ 60,162	66%
$ 6.54	2.26%(4)	1.39%(5)	5.67%(5)	1.39%(5)	5.67%(5)	$ 63,480	43%

$ 11.59	13.20%	1.62%	3.84%	1.62%	3.84%	$ 7,793	101%
$ 10.86	2.85%	1.56%	3.82%	1.58%	3.80%	$ 10,177	131%
$ 11.63	15.74%	1.56%	3.18%	1.56%	3.18%	$ 11,502	98%
$ 9.89	(7.14)%	1.55%	3.11%	1.55%	3.11%	$ 10,366	87%
$ 6.57	(29.41)%	1.56%	4.18%	1.56%	4.18%	$ 5,094	66%
$ 6.54	2.13%(4)	1.64%(5)	5.36%(5)	1.64%(5)	5.36%(5)	$ 4,638	43%

$ 11.57	12.61%	2.11%	3.53%	2.11%	3.53%	$ 16,554	101%
$ 10.83	2.25%	2.06%	3.31%	2.08%	3.29%	$ 17,728	131%
$ 11.61	15.21%	2.06%	2.66%	2.06%	2.66%	$ 18,753	98%
$ 9.89	(7.62)%	2.05%	2.58%	2.05%	2.58%	$ 14,950	87%
$ 6.54	(29.80)%	2.06%	3.72%	2.06%	3.72%	$ 8,022	66%
$ 6.52	2.06%(4)	2.14%(5)	4.89%(5)	2.14%(5)	4.89%(5)	$ 7,193	43%

$ 41.13	7.65%	1.16%	0.23%	1.16%	0.23%	$ 252,371	12%
$ 39.52	1.51%	1.14%	0.09%	1.15%	0.08%	$ 235,916	20%
$ 37.24	8.36%	1.15%	0.22%	1.15%	0.22%	$ 223,155	31%
$ 35.01	15.93%	1.13%	0.32%	1.13%	0.32%	$ 227,972	86%(6)
$ 19.71	(37.76)%	1.15%	0.15%	1.15%	0.15%	$ 129,745	83%
$ 19.70	(0.03)%(4)	1.18%(5)	0.21%(5)	1.18%(5)	0.21%(5)	$ 135,410	63%

$ 40.70	7.36%	1.41%	(0.04)%	1.41%	(0.04)%	$ 11,317	12%
$ 39.01	1.26%	1.39%	(0.17)%	1.40%	(0.18)%	$ 10,598	20%
$ 36.66	8.11%	1.40%	(0.03)%	1.40%	(0.03)%	$ 9,209	31%
$ 34.31	15.62%	1.38%	0.07%	1.38%	0.07%	$ 9,680	86%(6)
$ 19.26	(37.92)%	1.40%	(0.11)%	1.40%	(0.11)%	$ 5,436	83%
$ 19.23	(0.16)%(4)	1.43%(5)	(0.05)%(5)	1.43%(5)	(0.05)%(5)	$ 5,230	63%

$ 39.66	6.85%	1.91%	(0.51)%	1.91%	(0.51)%	$ 6,331	12%
$ 37.76	0.76%	1.89%	(0.66)%	1.90%	(0.67)%	$ 6,073	20%
$ 35.12	7.56%	1.90%	(0.53)%	1.90%	(0.53)%	$ 5,626	31%
$ 32.36	15.06%	1.88%	(0.43)%	1.88%	(0.43)%	$ 5,692	86%(6)
$ 17.96	(38.21)%	1.90%	(0.60)%	1.90%	(0.60)%	$ 2,978	83%
$ 17.88	(0.45)%(4)	1.93%(5)	(0.54)%(5)	1.93%(5)	(0.54)%(5)	$ 2,757	63%

Financial Highlights (Continued)

Equity Funds (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment |transactions	Return of capital	Total distributions

HUNTINGTON INCOME EQUITY FUND
Institutional Shares
2004	$ 32.58	0.59	3.37	3.96	(0.59)	(2.67)	--	(3.26)
2005	$ 33.28	0.65	0.36	1.01	(0.65)	(2.38)	--	(3.03)
2006	$ 31.26	0.57	2.94	3.51	(0.57)	(3.09)	--	(3.66)
2007	$ 31.11	0.55	-- (3)	0.55	(0.54)	(4.66)	--	(5.20)
2008	$ 26.46	0.55	(10.54)	(9.99)	(0.54)	(0.11)	(0.03)	(0.68)
2009(4)	$ 15.79	0.28	(0.80)	(0.52)	(0.28)	--	--	(0.28)
Class A Shares
2004	$ 32.59	0.50	3.38	3.88	(0.51)	(2.67)	--	(3.18)
2005	$ 33.29	0.56	0.37	0.93	(0.57)	(2.38)	--	(2.95)
2006	$ 31.27	0.49	2.93	3.42	(0.49)	(3.09)	--	(3.58)
2007	$ 31.11	0.46	0.01	0.47	(0.46)	(4.66)	--	(5.12)
2008	$ 26.46	0.51	(10.54)	(10.03)	(0.49)	(0.11)	(0.03)	(0.63)
2009(4)	$ 15.80	0.27	(0.81)	(0.54)	(0.27)	--	--	(0.27)
Class B Shares
2004	$ 32.49	0.34	3.37	3.71	(0.35)	(2.67)	--	(3.02)
2005	$ 33.18	0.40	0.36	0.76	(0.41)	(2.38)	--	(2.79)
2006	$ 31.15	0.33	2.93	3.26	(0.34)	(3.09)	--	(3.43)
2007	$ 30.98	0.31	(0.01)	0.30	(0.33)	(4.66)	--	(4.99)
2008	$ 26.29	0.40	(10.48)	(10.08)	(0.38)	(0.11)	(0.03)	(0.52)
2009(4)	$ 15.69	0.23	(0.80)	(0.57)	(0.23)	--	--	(0.23)
HUNTINGTON INTERNATIONAL EQUITY FUND
Institutional Shares
2004	$ 8.93	0.04	1.75	1.79	(0.05)	--	--	(0.05)
2005	$ 10.67	0.06	1.49	1.55	(0.08)	(0.35)	--	(0.43)
2006	$ 11.79	0.09	3.10	3.19	(0.08)	(0.97)	--	(1.05)
2007	$ 13.93	0.13	2.20	2.33	(0.15)	(1.10)	--	(1.25)
2008	$ 15.01	0.17	(6.36)	(6.19)	(0.13)	(0.47)	--	(0.60)
2009(4)	$ 8.22	0.09	0.72	0.81	(0.03)	(0.02)	--	(0.05)
Class A Shares
2004	$ 8.89	-- (3)	1.76	1.76	(0.01)	--	--	(0.01)
2005	$ 10.64	0.03	1.49	1.52	(0.07)	(0.35)	--	(0.42)
2006	$ 11.74	0.03	3.10	3.13	(0.06)	(0.97)	--	(1.03)
2007	$ 13.84	0.08	2.19	2.27	(0.11)	(1.10)	--	(1.21)
2008	$ 14.90	0.13	(6.29)	(6.16)	(0.11)	(0.47)	--	(0.58)
2009(4)	$ 8.16	0.07	0.73	0.80	(0.03)	(0.02)	--	(0.05)
Class B Shares
2004	$ 8.79	(0.02)	1.70	1.68	--	--	--	--
2005	$ 10.47	-- (3)	1.44	1.44	(0.01)	(0.35)	--	(0.36)
2006	$ 11.55	(0.01)	3.01	3.00	(0.01)	(0.97)	--	(0.98)
2007	$ 13.57	0.03	2.13	2.16	(0.05)	(1.10)	--	(1.15)
2008	$ 14.58	0.07	(6.15)	(6.08)	(0.03)	(0.47)	--	(0.50)
2009(4)	$ 8.00	0.05	0.70	0.75	(0.01)	(0.02)	--	(0.03)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(3) Amount is less than $0.005.

(4) Six months ended June 30, 2009 (Unaudited).

(5) Not annualized.

(6) Computed on an annualized basis.

		Ratios to average net assets
Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$ 33.28	13.16%	1.17%	1.83%	1.17%	1.83%	$ 205,577	35%
$ 31.26	3.04%	1.15%	1.98%	1.15%	1.98%	$ 193,906	33%
$ 31.11	11.36%	1.15%	1.79%	1.15%	1.79%	$ 185,816	43%
$ 26.46	1.90%	1.14%	1.72%	1.14%	1.72%	$ 158,501	90%
$ 15.79	(38.35)%	1.16%	2.60%	1.16%	2.60%	$ 89,815	88%
$ 14.99	(3.12)%(5)	1.20%(6)	4.06%(6)	1.20%(6)	4.06%(6)	$ 87,658	36%

$ 33.29	12.88%	1.42%	1.59%	1.42%	1.59%	$ 5,226	35%
$ 31.27	2.80%	1.40%	1.72%	1.40%	1.72%	$ 6,197	33%
$ 31.11	11.05%	1.40%	1.53%	1.40%	1.53%	$ 6,139	43%
$ 26.46	1.65%	1.39%	1.48%	1.39%	1.48%	$ 6,330	90%
$ 15.80	(38.47)%	1.41%	2.34%	1.41%	2.34%	$ 3,214	88%
$ 14.99	(3.30)%(5)	1.45%(6)	3.81%(6)	1.45%(6)	3.81%(6)	$ 2,893	36%

$ 33.18	12.33%	1.82%	1.00%	1.82%	1.00%	$ 8,257	35%
$ 31.15	2.28%	1.90%	1.22%	1.90%	1.22%	$ 8,447	33%
$ 30.98	10.52%	1.90%	1.04%	1.90%	1.04%	$ 8,176	43%
$ 26.29	1.11%	1.89%	0.97%	1.89%	0.97%	$ 7,146	90%
$ 15.69	(38.81)%	1.91%	1.84%	1.91%	1.84%	$ 3,139	88%
$ 14.89	(3.49)%(5)	1.95%(6)	3.33%(6)	1.95%(6)	3.33%(6)	$ 2,609	36%

$ 10.67	20.06%	1.60%	0.51%	1.60%	0.51%	$ 135,845	31%
$ 11.79	14.48%	1.58%	0.69%	1.58%	0.72%	$ 190,087	21%
$ 13.93	27.04%	1.57%	0.73%	1.57%	0.73%	$ 266,509	26%
$ 15.01	17.06%	1.54%	0.92%	1.54%	0.92%	$ 324,158	25%
$ 8.22	(41.73)%	1.57%	1.37%	1.57%	1.37%	$ 191,163	21%
$ 8.98	9.90%(5)	1.57%(6)	2.15%(6)	1.57%(6)	2.15%(6)	$ 263,914	13%

$ 10.64	19.84%	1.85%	0.02%	1.85%	0.02%	$ 808	31%
$ 11.74	14.22%	1.81%	0.39%	1.81%	0.42%	$ 2,463	21%
$ 13.84	26.79%	1.83%	0.40%	1.83%	0.40%	$ 6,509	26%
$ 14.90	16.76%	1.79%	0.71%	1.79%	0.71%	$ 11,151	25%
$ 8.16	(41.88)%	1.82%	1.13%	1.82%	1.13%	$ 6,929	21%
$ 8.91	9.76%(5)	1.82%(6)	1.61%(6)	1.82%(6)	1.61%(6)	$ 7,979	13%

$ 10.47	19.11%	2.35%	(0.23)%	2.35%	(0.23)%	$ 655	31%
$ 11.55	13.73%	2.33%	(0.04)%	2.33%	(0.04)%	$ 1,201	21%
$ 13.57	26.09%	2.33%	(0.06)%	2.33%	(0.06)%	$ 2,370	26%
$ 14.58	16.24%	2.29%	0.20%	2.29%	0.20%	$ 3,572	25%
$ 8.00	(42.19)%	2.32%	0.60%	2.32%	0.60%	$ 1,843	21%
$ 8.72	9.38%(5)	2.32%(6)	1.24%(6)	2.32%(6)	1.24%(6)	$ 1,999	13%

Financial Highlights (Continued)

Equity Funds (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions

HUNTINGTON MACRO 100 FUND
Institutional Shares
2004(3)	$ 10.00	0.02	1.21	1.23	(0.03)	--	(0.03)
2005	$ 11.20	(0.03)	0.57	0.54	--	(0.43)	(0.43)
2006	$ 11.31	-- (6)	0.77	0.77	--	(0.24)	(0.24)
2007	$ 11.84	-- (6)	(0.33)	(0.33)	--	(1.46)	(1.46)
2008	$ 10.05	0.09	(3.54)	(3.45)	(0.09)	--	(0.09)
2009(8)	$ 6.51	0.02	0.31	0.33	--	--	--
Class A Shares
2004(3)	$ 10.00	0.01	1.19	1.20	(0.02)	--	(0.02)
2005	$ 11.18	(0.04)	0.55	0.51	--	(0.43)	(0.43)
2006	$ 11.26	(0.02)	0.76	0.74	--	(0.24)	(0.24)
2007	$ 11.76	(0.03)	(0.33)	(0.36)	--	(1.46)	(1.46)
2008	$ 9.94	0.07	(3.49)	(3.42)	(0.07)	--	(0.07)
2009(8)	$ 6.45	0.01	0.30	0.31	--	--	--
Class B Shares
2004(3)	$ 10.00	(0.01)	1.18	1.17	--	--	--
2005	$ 11.17	(0.09)	0.55	0.46	--	(0.43)	(0.43)
2006	$ 11.20	(0.08)	0.75	0.67	--	(0.24)	(0.24)
2007	$ 11.63	(0.08)	(0.33)	(0.41)	--	(1.46)	(1.46)
2008	$ 9.76	0.01	(3.40)	(3.39)	(0.03)	--	(0.03)
2009(8)	$ 6.34	(0.01)	0.30	0.29	--	--	--
HUNTINGTON MID CORP AMERICA FUND
Institutional Shares
2004	$ 11.86	(0.03)	2.09	2.06	--	(0.02)	(0.02)
2005	$ 13.90	0.02	1.56	1.58	(0.01)	--	(0.01)
2006	$ 15.47	0.02	1.24	1.26	(0.01)	(0.29)	(0.30)
2007	$ 16.43	(0.01)	1.26	1.25	-- (6)	(1.37)	(1.37)
2008	$ 16.31	0.02	(5.98)	(5.96)	(0.01)	(0.41)	(0.42)
2009(8)	$ 9.93	0.02	0.83	0.85	--	--	--
Class A Shares
2004	$ 11.77	(0.06)	2.06	2.00	--	(0.02)	(0.02)
2005	$ 13.75	(0.02)	1.54	1.52	--	--	--
2006	$ 15.27	(0.03)	1.23	1.20	--	(0.29)	(0.29)
2007	$ 16.18	(0.05)	1.24	1.19	--	(1.37)	(1.37)
2008	$ 16.00	(0.02)	(5.84)	(5.86)	--	(0.41)	(0.41)
2009(8)	$ 9.73	0.01	0.80	0.81	--	--	--
Class B Shares
2004	$ 11.62	(0.11)	2.02	1.91	--	(0.02)	(0.02)
2005	$ 13.51	(0.09)	1.51	1.42	--	--	--
2006	$ 14.93	(0.10)	1.19	1.09	--	(0.29)	(0.29)
2007	$ 15.73	(0.13)	1.20	1.07	--	(1.37)	(1.37)
2008	$ 15.43	(0.10)	(5.60)	(5.70)	--	(0.41)	(0.41)
2009(8)	$ 9.32	(0.01)	0.77	0.76	--	--	--

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(3) Reflects operations for the period from April 30, 2004 (date of initial public investment) to December 31, 2004.

(4) Not annualized.

(5) Computed on an annualized basis.

(6) Amount is less than $0.005.

(7) The major cause of increase to portfolio turnover was changes made to the portfolio by the management team based upon changing macroeconomic fundamentals (Unaudited).

(8) Six months ended June 30, 2009 (Unaudited).

		Ratios to average net assets
Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$ 11.20	12.29%(4)	1.91%(5)	0.38%(5)	1.91%(5)	0.38%(5)	$ 18,129	--%
$ 11.31	4.72%	1.51%	(0.27)%	1.51%	(0.27)%	$ 25,145	87%
$ 11.84	6.79%	1.43%	0.04%	1.43%	0.04%	$ 42,758	222%(7)
$ 10.05	(3.12)%	1.36%	0.02%	1.36%	0.02%	$ 32,284	153%
$ 6.51	(34.32)%	1.56%	0.88%	1.56%	0.88%	$ 13,521	318%(7)
$ 6.84	5.07%(4)	1.54%(5)	0.51%(5)	1.54%(5)	0.51%(5)	$ 22,149	3%

$ 11.18	12.03%(4)	2.19%(5)	0.35%(5)	2.19%(5)	0.35%(5)	$ 841	--%
$ 11.26	4.46%	1.76%	(0.52)%	1.76%	(0.52)%	$ 2,152	87%
$ 11.76	6.55%	1.68%	(0.23)%	1.68%	(0.23)%	$ 3,189	222%(7)
$ 9.94	(3.40)%	1.61%	(0.23)%	1.61%	(0.23)%	$ 2,621	153%
$ 6.45	(34.45)%	1.82%	0.66%	1.82%	0.66%	$ 1,001	318%(7)
$ 6.76	4.81%(4)	1.79%(5)	0.26%(5)	1.79%(5)	0.26%(5)	$ 851	3%

$ 11.17	11.70%(4)	2.70%(5)	(0.24)%(5)	2.70%(5)	(0.24)%(5)	$ 809	--%
$ 11.20	4.02%	2.26%	(1.02)%	2.26%	(1.02)%	$ 1,523	87%
$ 11.63	6.05%	2.18%	(0.73)%	2.18%	(0.73)%	$ 2,076	222%(7)
$ 9.76	(3.98)%	2.11%	(0.73)%	2.11%	(0.73)%	$ 1,881	153%
$ 6.34	(34.77)%	2.32%	0.12%	2.32%	0.12%	$ 967	318%(7)
$ 6.63	4.57%(4)	2.29%(5)	(0.23)%(5)	2.29%(5)	(0.23)%(5)	$ 895	3%

$ 13.90	17.40%	1.33%	(0.20)%	1.33%	(0.20)%	$ 137,759	4%
$ 15.47	11.36%	1.31%	0.11%	1.32%	0.10%	$ 147,477	7%
$ 16.43	8.09%	1.31%	0.07%	1.31%	0.07%	$ 150,902	6%
$ 16.31	7.79%	1.30%	(0.04)%	1.30%	(0.04)%	$ 149,245	11%
$ 9.93	(37.51)%	1.31%	0.10%	1.31%	0.10%	$ 87,843	18%
$ 10.78	8.56%(4)	1.34%(5)	0.48%(5)	1.34%(5)	0.48%(5)	$ 110,636	5%

$ 13.75	17.02%	1.58%	(0.45)%	1.58%	(0.45)%	$ 3,180	4%
$ 15.27	11.05%	1.56%	(0.14)%	1.57%	(0.15)%	$ 4,646	7%
$ 16.18	7.84%	1.56%	(0.17)%	1.56%	(0.17)%	$ 4,986	6%
$ 16.00	7.53%	1.55%	(0.29)%	1.55%	(0.29)%	$ 5,240	11%
$ 9.73	(37.62)%	1.56%	(0.16)%	1.56%	(0.16)%	$ 2,875	18%
$ 10.54	8.32%(4)	1.59%(5)	0.20%(5)	1.59%(5)	0.20%(5)	$ 2,788	5%

$ 13.51	16.46%	2.08%	(0.94)%	2.08%	(0.94)%	$ 7,269	4%
$ 14.93	10.51%	2.06%	(0.64)%	2.07%	(0.65)%	$ 8,252	7%
$ 15.73	7.28%	2.06%	(0.68)%	2.06%	(0.68)%	$ 8,386	6%
$ 15.43	6.98%	2.05%	(0.80)%	2.05%	(0.80)%	$ 7,973	11%
$ 9.32	(37.98)%	2.06%	(0.67)%	2.06%	(0.67)%	$ 3,976	18%
$ 10.08	8.15%(4)	2.09%(5)	(0.30)%(5)	2.09%(5)	(0.30)%(5)	$ 3,832	5%

Financial Highlights (Continued)

Equity Funds (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Return of capital	Total distributions

HUNTINGTON NEW ECONOMY FUND
Institutional Shares
2004	$ 11.80	(0.10)	2.64	2.54	--	--	--	--
2005	$ 14.34	(0.06)	1.76	1.76	--	(0.18)	--	(0.18)
2006	$ 15.92	(0.06)	1.50	1.44	--	(1.32)	--	(1.32)
2007	$ 16.04	0.02	1.84	1.86	(0.01)	(3.16)	--	(3.17)
2008	$ 14.73	(0.04)(4)	(7.97)	(8.01)	--	--	(0.01)	(0.01)
2009(5)	$ 6.71	(0.02)	1.25	1.23	--	--	--	--
Class A Shares
2004	$ 11.73	(0.18)	2.68	2.50	--	--	--	--
2005	$ 14.23	(0.05)	1.74	1.69	--	(0.18)	--	(0.18)
2006	$ 15.74	(0.09)	1.49	1.40	--	(1.32)	--	(1.32)
2007	$ 15.81	(0.01)	1.81	1.80	--	(3.16)	--	(3.16)
2008	$ 14.45	(0.07)(4)	(7.81)	(7.88)	--	--	(0.01)	(0.01)
2009(5)	$ 6.56	(0.03)	1.23	1.20	--	--	--	--
Class B Shares
2004	$ 11.56	(0.19)	2.57	2.38	--	--	--	--
2005	$ 13.94	(0.15)	1.74	1.59	--	(0.18)	--	(0.18)
2006	$ 15.35	(0.16)	1.43	1.27	--	(1.32)	--	(1.32)
2007	$ 15.30	(0.08)	1.73	1.65	--	(3.16)	--	(3.16)
2008	$ 13.79	(0.12)(4)	(7.43)	(7.55)	--	--	(0.01)	(0.01)
2009(5)	$ 6.23	(0.04)	1.15	1.11	--	--	--	--
HUNTINGTON REAL STRATEGIES FUND
Institutional Shares
2007(8)	$ 10.00	0.11	0.92	1.03	(0.11)	(0.13)	--	(0.24)
2008	$ 10.79	0.05 (4)	(5.86)	(5.81)	(0.05)	--	(0.03)	(0.08)
2009(5)	$ 4.90	0.01	0.39	0.40	--	--	--	--
Class A Shares
2007(8)	$ 10.00	0.09	0.92	1.01	(0.10)	(0.13)	--	(0.23)
2008	$ 10.78	0.03 (4)	(5.85)	(5.82)	(0.02)	--	(0.02)	(0.04)
2009(5)	$ 4.92	0.01	0.38	0.39	--	--	--	--
Class B Shares
2007(8)	$ 10.00	0.07	0.90	0.97	(0.09)	(0.13)	--	(0.22)
2008	$ 10.75	(0.01)(4)	(5.82)	(5.83)	(0.01)	--	-- (10)	(0.01)
2009(5)	$ 4.91	--	0.38	0.38	--	--	--	--

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(3) Portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cash flows into and out of the Fund, as well as tactical portfolio adjustments made. The basic characteristics of the Fund’s investment strategy in terms of market capitalization, style and diversification have not changed (unaudited).

(4) Per share net investment income (loss) has been calculated using the average daily shares method.

(5) Six months ended June 30, 2009 (Unaudited).

(6) Not annualized.

(7) Computed on an annualized basis.

(8) Reflects operations for the period from May 1, 2007 (date of commencement of operations) to December 31, 2007.

(9) Does not include the effect of expenses of underlying funds.

(10) Amount less than $0.005.

		Ratios to average net assets
Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$ 14.34	21.53%	1.52%	(0.88)%	1.52%	(0.88)%	$ 59,263	28%
$ 15.92	12.27%	1.46%	(0.42)%	1.46%	(0.42)%	$ 79,794	61%
$ 16.04	9.18%	1.43%	(0.39)%	1.43%	(0.39)%	$ 97,791	50%
$ 14.73	12.19%	1.41%	0.14%	1.41%	0.14%	$ 106,812	119%(3)
$ 6.71	(54.43)%	1.44%	(0.38)%	1.44%	(0.38)%	$ 35,041	127%
$ 7.94	18.33%(6)	1.53%(7)	(0.44)%(7)	1.53%(7)	(0.44)%(7)	$ 41,427	31%

$ 14.23	21.31%	1.77%	(1.15)%	1.77%	(1.15)%	$ 1,292	28%
$ 15.74	11.87%	1.71%	(0.64)%	1.71%	(0.64)%	$ 5,804	61%
$ 15.81	8.96%	1.68%	(0.64)%	1.68%	(0.64)%	$ 8,607	50%
$ 14.45	11.99%	1.66%	(0.11)%	1.66%	(0.11)%	$ 8,943	119%(3)
$ 6.56	(54.58)%	1.69%	(0.63)%	1.69%	(0.63)%	$ 3,294	127%
$ 7.76	18.29%(6)	1.78%(7)	(0.69)%(7)	1.78%(7)	(0.69)%(7)	$ 3,314	31%

$ 13.94	20.59%	2.27%	(1.63)%	2.27%	(1.63)%	$ 2,369	28%
$ 15.35	11.40%	2.21%	(1.17)%	2.21%	(1.17)%	$ 3,410	61%
$ 15.30	8.34%	2.18%	(1.14)%	2.18%	(1.14)%	$ 4,226	50%
$ 13.79	11.48%	2.16%	(0.61)%	2.16%	(0.61)%	$ 4,516	119%(3)
$ 6.23	(54.80)%	2.19%	(1.13)%	2.19%	(1.13)%	$ 1,726	127%
$ 7.34	17.82%(6)	2.28%(7)	(1.18)%(7)	2.28%(7)	(1.18)%(7)	$ 1,775	31%

$ 10.79	10.41%(6)	1.49%(7)(9)	2.54%(7)	1.61%(7)(9)	2.42%(7)	$ 44,523	39%
$ 4.90	(53.87)%	1.38%(9)	0.65%	1.38%(9)	0.65%	$ 35,135	72%
$ 5.30	8.16%(6)	1.37%(7)(9)	0.51%(7)	1.37%(7)(9)	0.51%(7)	$ 57,087	18%

$ 10.78	10.22%(6)	1.70%(7)(9)	2.30%(7)	1.83%(7)(9)	2.17%(7)	$ 706	39%
$ 4.92	(53.95)%	1.63%(9)	0.39%	1.63%(9)	0.39%	$ 514	72%
$ 5.31	7.93%(6)	1.62%(7)(9)	0.28%(7)	1.62%(7)(9)	0.28%(7)	$ 707	18%

$ 10.75	9.79%(6)	2.09%(7)(9)	2.14%(7)	2.25%(7)(9)	1.98%(7)	$ 151	39%
$ 4.91	(54.20)%	2.13%(9)	(0.10)%	2.13%(9)	(0.10)%	$ 135	72%
$ 5.29	7.74%(6)	2.12%(7)(9)	(0.21)%(7)	2.12%(7)(9)	(0.21)%(7)	$ 185	18%

Financial Highlights (Continued)

Equity Funds (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions

HUNTINGTON ROTATING MARKETS FUND
Institutional Shares
2004	$ 9.41	0.05	1.07	1.12	(0.05)	--	--	(0.05)
2005	$ 10.48	0.06	0.93	0.99	(0.06)	--	--	(0.06)
2006	$ 11.41	0.12	2.10	2.22	(0.12)	(0.20)	--	(0.32)
2007	$ 13.31	0.14	1.00	1.14	(0.14)	(0.68)	--	(0.82)
2008	$ 13.63	0.10	(5.71)	(5.61)	(0.10)	(0.19)	--	(0.29)
2009(5)	$ 7.73	0.08	0.85	0.93	--	--	--	--
Class A Shares
2004	$ 9.36	0.03	1.06	1.09	(0.03)	--	--	(0.03)
2005	$ 10.42	0.03	0.93	0.96	(0.03)	--	--	(0.03)
2006	$ 11.35	0.10	2.08	2.18	(0.10)	(0.20)	--	(0.30)
2007	$ 13.23	0.10	0.99	1.09	(0.10)	(0.68)	--	(0.78)
2008	$ 13.54	0.07	(5.66)	(5.59)	(0.07)	(0.19)	--	(0.26)
2009(5)	$ 7.69	0.07	0.84	0.91	--	--	--	--
Class B Shares
2007(8)	$ 14.04	0.12	0.11	0.23	(0.15)	(0.68)	--	(0.83)
2008	$ 13.44	0.01	(5.60)	(5.59)	(0.04)	(0.19)	--	(0.23)
2009(5)	$ 7.62	0.05	0.83	0.88	--	--	--	--
HUNTINGTON SITUS FUND
Institutional Shares
2004	$ 13.81	(0.06)	3.68	3.62	--	(0.34)	--	(0.34)
2005	$ 17.09	(0.07)	2.83	2.76	--	(0.61)	--	(0.61)
2006	$ 19.24	(0.07)	2.12	2.05	--	(1.15)	--	(1.15)
2007	$ 20.14	0.02	1.94	1.96	--	(2.10)	--	(2.10)
2008	$ 20.00	0.01	(7.83)	(7.82)	--	(0.47)	--	(0.47)
2009(5)	$ 11.71	0.01	1.13	1.14	--	(0.03)	--	(0.03)
Class A Shares
2004	$ 13.77	(0.08)	3.65	3.57	--	(0.34)	--	(0.34)
2005	$ 17.00	(0.07)	2.76	2.69	--	(0.61)	--	(0.61)
2006	$ 19.08	(0.09)	2.08	1.99	--	(1.15)	--	(1.15)
2007	$ 19.92	(0.03)	1.91	1.88	--	(2.10)	--	(2.10)
2008	$ 19.70	(0.03)	(7.71)	(7.74)	--	(0.47)	--	(0.47)
2009(5)	$ 11.49	-- (9)	1.11	1.11	--	(0.03)	--	(0.03)
Class B Shares
2004	$ 13.68	(0.13)	3.59	3.46	--	(0.34)	--	(0.34)
2005	$ 16.80	(0.18)	2.74	2.56	--	(0.61)	--	(0.61)
2006	$ 18.75	(0.19)	2.04	1.85	--	(1.15)	--	(1.15)
2007	$ 19.45	(0.14)	1.88	1.74	--	(2.10)	--	(2.10)
2008	$ 19.09	(0.11)	(7.45)	(7.56)	--	(0.47)	--	(0.47)
2009(5)	$ 11.06	(0.03)	1.07	1.04	--	(0.03)	--	(0.03)
HUNTINGTON TECHNICAL OPPORTUNITIES FUND
Institutional Shares
2008(10)	$ 10.00	(0.06)(11)	(3.31)	(3.37)	--	--	(0.03)	(0.03)
2009(5)	$ 6.60	0.03 (11)	(0.25)	(0.22)	--	--	--	--
Class A Shares
2008(10)	$ 10.00	(0.08)(11)	(3.30)	(3.38)	--	--	(0.03)	(0.03)
2009(5)	$ 6.59	0.02 (11)	(0.25)	(0.23)	--	--	--	--
Class B Shares
2008(10)	$ 10.00	(0.11)(11)	(3.29)	(3.40)	--	--	(0.04)	(0.04)
2009(5)	$ 6.56	(0.22)(11)	(0.22)	(0.24)	--	--	--	--

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(3) Does not include the effects of expenses of underlying funds.

(4) The portfolio turnover rate increased significantly during the period. This increase was attributable to cash flows into and out of the Fund, as well as tactical portfolio adjustments made. The basic characteristics of the Fund’s investment strategy have not changed (Unaudited).

(5) Six months ended June 30, 2009 (Unaudited).

(6) Not Annualized.

(7) Computed on an annualized basis.

(8) Reflects operations for the period from May 1, 2007 (date of commencement of operations) to December 31, 2007 for
Class B Shares.

(9) Amount less than $0.005.

(10) Reflects operations for the period from May 1, 2008 (date of commencement of operations) to December 31, 2008.

(11) Per share net investment income (loss) has been calcuated using the average shares method.

		Ratios to average net assets
Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$ 10.48	11.89%	1.22%(3)	0.53%	1.22%(3)	0.53%	$ 23,613	86%
$ 11.41	9.44%	1.17%(3)	0.58%	1.17%(3)	0.58%	$ 29,249	48%
$ 13.31	19.56%	1.15%(3)	1.13%	1.15%(3)	1.13%	$ 45,161	35%
$ 13.63	8.67%	1.08%(3)	1.08%	1.08%(3)	1.08%	$ 53,375	54%
$ 7.73	(41.68)%	1.18%(3)	0.85%	1.18%(3)	0.85%	$ 28,390	218%(4)
$ 8.66	12.03%(6)	1.18%(3)(7)	2.02%(7)	1.18%(3)(7)	2.02%(7)	$ 35,095	132%

$ 10.42	11.61%	1.47%(3)	0.31%	1.47%(3)	0.31%	$ 1,629	86%
$ 11.35	9.24%	1.42%(3)	0.30%	1.42%(3)	0.30%	$ 1,911	48%
$ 13.23	19.19%	1.40%(3)	0.95%	1.40%(3)	0.95%	$ 3,438	35%
$ 13.54	8.43%	1.33%(3)	0.69%	1.33%(3)	0.69%	$ 3,982	54%
$ 7.69	(41.81)%	1.43%(3)	0.59%	1.43%(3)	0.59%	$ 2,000	218%(4)
$ 8.60	11.83%(6)	1.43%(3)(7)	1.57%(7)	1.43%(3)(7)	1.57%(7)	$ 1,909	132%

$ 13.44	1.82%(6)	1.79%(3)(7)	3.47%(7)	1.79%(3)(7)	3.49%(7)	$ 40	54%
$ 7.62	(42.10)%	1.95%(3)	0.19%	1.95%(3)	0.19%	$ 49	218%(4)
$ 8.50	11.55%(6)	1.93%(3)(7)	1.45%(7)	1.93%(3)(7)	1.45%(7)	$ 64	132%

$ 17.09	26.23%	1.43%	(0.45)%	1.43%	(0.45)%	$ 57,942	16%
$ 19.24	16.20%	1.36%	(0.41)%	1.36%	(0.41)%	$ 80,212	14%
$ 20.14	10.73%	1.38%	(0.34)%	1.38%	(0.34)%	$ 89,230	19%
$ 20.00	9.95%	1.32%	0.09%	1.32%	0.09%	$ 108,350	22%
$ 11.71	(39.25)%	1.34%	0.06%	1.34%	0.06%	$ 77,947	19%
$ 12.82	9.78%(6)	1.36%(7)	0.25%(7)	1.36%(7)	0.25%(7)	$ 113,838	21%

$ 17.00	25.94%	1.68%	(0.69)%	1.68%	(0.69)%	$ 1,302	16%
$ 19.08	15.87%	1.61%	(0.66)%	1.61%	(0.66)%	$ 5,073	14%
$ 19.92	10.50%	1.64%	(0.59)%	1.64%	(0.59)%	$ 11,685	19%
$ 19.70	9.66%	1.57%	(0.15)%	1.57%	(0.15)%	$ 15,658	22%
$ 11.49	(39.44)%	1.59%	(0.21)%	1.59%	(0.21)%	$ 12,121	19%
$ 12.57	9.71%(6)	1.61%(7)	(0.02)%(7)	1.61%(7)	(0.02)%(7)	$ 13,657	21%

$ 16.80	25.31%	2.18%	(1.18)%	2.18%	(1.18)%	$ 1,627	16%
$ 18.75	15.28%	2.11%	(1.16)%	2.11%	(1.16)%	$ 2,633	14%
$ 19.45	9.93%	2.13%	(1.10)%	2.13%	(1.10)%	$ 3,700	19%
$ 19.09	9.12%	2.07%	(0.66)%	2.07%	(0.66)%	$ 4,512	22%
$ 11.06	(39.76)%	2.09%	(0.73)%	2.09%	(0.73)%	$ 2,490	19%
$ 12.07	9.45%(6)	2.11%(7)	(0.52)%(7)	2.11 (7)	(0.52)%(7)	$ 2,611	21%

$ 6.60	(33.68)%(6)	2.58%(7)	(1.04)%(7)	2.58%(7)	(1.04)%(7)	$ 6,148	152%
$ 6.38	(3.33)%(6)	2.11%(7)	0.93%(7)	2.11%(7)	0.93%(7)	$ 8,279	231%

$ 6.59	(33.81)%(6)	3.13%(7)	(1.49)%(7)	3.13%(7)	(1.49)%(7)	$ 67	152%
$ 6.36	(3.49)%(6)	2.37%(7)	0.66%(7)	2.37%(7)	0.66%(7)	$ 51	231%

$ 6.56	(34.04)%(6)	4.06%(7)	(2.14)%(7)	4.06%(7)	(2.14)%(7)	$ 23	152%
$ 6.32	(3.66)%(6)	3.00%(7)	(0.78)%(7)	3.00%(7)	(0.78)%(7)	$ 4	231%

Financial Highlights (Continued)

Income Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions

HUNTINGTON FIXED INCOME SECURITIES FUND
Institutional Shares
2004	$ 21.42	0.73	(0.09)	0.64	(0.74)	(0.09)	(0.83)
2005	$ 21.23	0.76	(0.37)	0.39	(0.76)	(0.07)	(0.83)
2006	$ 20.79	0.79	(0.04)	0.75	(0.78)	--	(0.78)
2007	$ 20.76	0.87	0.39	1.26	(0.87)	-- (4)	(0.87)
2008	$ 21.15	0.85	0.24	1.09	(0.85)	(0.05)	(0.90)
2009(3)	$ 21.34	0.41	0.07	0.48	(0.41)	(0.06)	(0.47)
Class A Shares
2004	$ 21.42	0.68	(0.09)	0.59	(0.69)	(0.09)	(0.78)
2005	$ 21.23	0.71	(0.38)	0.33	(0.71)	(0.07)	(0.78)
2006	$ 20.78	0.74	(0.03)	0.71	(0.73)	--	(0.73)
2007	$ 20.76	0.82	0.39	1.21	(0.82)	-- (4)	(0.82)
2008	$ 21.15	0.80	0.24	1.04	(0.80)	(0.05)	(0.85)
2009(3)	$ 21.34	0.38	0.07	0.45	(0.38)	(0.06)	(0.44)
Class B Shares
2004	$ 21.39	0.58	(0.09)	0.49	(0.59)	(0.09)	(0.68)
2005	$ 21.20	0.60	(0.38)	0.22	(0.60)	(0.07)	(0.67)
2006	$ 20.75	0.64	(0.03)	0.61	(0.63)	--	(0.63)
2007	$ 20.73	0.71	0.40	1.11	(0.71)	-- (4)	(0.71)
2008	$ 21.13	0.70	0.23	0.93	(0.70)	(0.05)	(0.75)
2009(3)	$ 21.31	0.33	0.07	0.40	(0.33)	(0.06)	(0.39)
HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
Institutional Shares
2004	$ 10.65	0.36	(0.08)	0.28	(0.37)	(0.04)	(0.41)
2005	$ 10.52	0.37	(0.23)	0.14	(0.38)	--	(0.38)
2006	$ 10.28	0.39	(0.04)	0.35	(0.39)	-- (4)	(0.39)
2007	$ 10.24	0.41	0.25	0.66	(0.41)	--	(0.41)
2008	$ 10.49	0.41	0.40	0.81	(0.41)	--	(0.41)
2009(3)	$ 10.89	0.17	(0.16)	0.01	(0.17)	--	(0.17)
Class A Shares
2004	$ 10.65	0.33	(0.07)	0.26	(0.35)	(0.04)	(0.39)
2005	$ 10.52	0.34	(0.23)	0.11	(0.35)	--	(0.35)
2006	$ 10.28	0.35	(0.03)	0.32	(0.36)	-- (4)	(0.36)
2007	$ 10.24	0.38	0.25	0.63	(0.38)	--	(0.38)
2008	$ 10.49	0.38	0.40	0.78	(0.38)	--	(0.38)
2009(3)	$ 10.89	0.16	(0.16)	--	(0.16)	--	(0.16)
Class B Shares
2004	$ 10.66	0.28	(0.09)	0.19	(0.29)	(0.04)	(0.33)
2005	$ 10.52	0.29	(0.23)	0.06	(0.30)	--	(0.30)
2006	$ 10.28	0.30	(0.02)	0.28	(0.31)	-- (4)	(0.31)
2007	$ 10.25	0.33	0.24	0.57	(0.33)	--	(0.33)
2008	$ 10.49	0.33	0.41	0.74	(0.33)	--	(0.33)
2009(3)	$ 10.90	0.13	(0.17)	(0.04)	(0.13)	--	(0.13)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(3) Six months ended June 30, 2009 (Unaudited).

(4) Amount is less than $0.005.

(5) Not annualized.

(6) Computed on an annualized basis.

		Ratios to average net assets
Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$ 21.23	3.07%	1.08%	3.46%	1.08%	3.46%	$ 162,998	53%
$ 20.79	1.86%	1.07%	3.55%	1.07%	3.61%	$ 168,764	59%
$ 20.76	3.74%	1.06%	3.87%	1.06%	3.87%	$ 173,305	55%
$ 21.15	6.23%	1.04%	4.18%	1.04%	4.18%	$ 183,283	42%
$ 21.34	5.32%	1.06%	4.05%	1.06%	4.05%	$ 183,011	31%
$ 21.35	2.27%(5)	1.07%(6)	3.85%(6)	1.07%(6)	3.85%(6)	$ 210,670	17%

$ 21.23	2.81%	1.33%	3.22%	1.33%	3.22%	$ 2,314	53%
$ 20.78	1.56%	1.32%	3.36%	1.32%	3.36%	$ 1,699	59%
$ 20.76	3.53%	1.31%	3.62%	1.31%	3.62%	$ 1,702	55%
$ 21.15	5.96%	1.29%	3.92%	1.29%	3.92%	$ 2,589	42%
$ 21.34	5.06%	1.31%	3.80%	1.31%	3.80%	$ 2,525	31%
$ 21.35	2.14%(5)	1.32%(6)	3.60%(6)	1.32%(6)	3.60%(6)	$ 2,636	17%

$ 21.20	2.31%	1.83%	2.72%	1.83%	2.72%	$ 3,040	53%
$ 20.75	1.06%	1.82%	2.80%	1.82%	2.80%	$ 3,068	59%
$ 20.73	3.02%	1.82%	3.12%	1.82%	3.12%	$ 2,807	55%
$ 21.13	5.50%	1.80%	3.43%	1.80%	3.43%	$ 2,398	42%
$ 21.31	4.50%	1.81%	3.31%	1.81%	3.31%	$ 2,200	31%
$ 21.32	1.90%(5)	1.82%(6)	3.11%(6)	1.82%(6)	3.11%(6)	$ 2,072	17%

$ 10.52	2.67%	1.11%	3.37%	1.11%	3.37%	$ 90,288	43%
$ 10.28	1.33%	1.09%	3.55%	1.10%	3.54%	$ 107,166	34%
$ 10.24	3.51%	1.08%	3.80%	1.08%	3.80%	$ 108,312	32%
$ 10.49	6.58%	1.08%	3.96%	1.08%	3.96%	$ 115,155	30%
$ 10.89	7.88%	1.07%	3.84%	1.07%	3.84%	$ 115,159	27%
$ 10.73	0.14%(5)	1.09%(6)	3.28%(6)	1.09%(6)	3.28%(6)	$ 114,867	15%

$ 10.52	2.42%	1.36%	3.16%	1.36%	3.16%	$ 4,182	43%
$ 10.28	1.08%	1.34%	3.30%	1.35%	3.29%	$ 3,707	34%
$ 10.24	3.25%	1.34%	3.55%	1.34%	3.55%	$ 1,599	32%
$ 10.49	6.32%	1.33%	3.71%	1.33%	3.71%	$ 1,588	30%
$ 10.89	7.62%	1.32%	3.60%	1.32%	3.60%	$ 1,438	27%
$ 10.73	0.02%(5)	1.34%(6)	3.03%(6)	1.34%(6)	3.03%(6)	$ 1,436	15%

$ 10.52	1.81%	1.86%	2.62%	1.86%	2.62%	$ 470	43%
$ 10.28	0.57%	1.84%	2.79%	1.85%	2.78%	$ 484	34%
$ 10.25	2.84%	1.83%	3.05%	1.83%	3.05%	$ 417	32%
$ 10.49	5.68%	1.83%	3.21%	1.83%	3.21%	$ 416	30%
$ 10.90	7.18%	1.82%	3.08%	1.82%	3.08%	$ 617	27%
$ 10.73	(0.32)%(5)	1.84%(6)	2.53%(6)	1.84%(6)	2.53%(6)	$ 824	15%

Financial Highlights (Continued)

Income Funds (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized gain (loss) on investments		Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions

HUNTINGTON MORTGAGE SECURITIES FUND
Institutional Shares
2004	$ 8.82	0.29	0.22		0.51	(0.31)	--	(0.31)
2005	$ 9.02	0.29	(0.12)		0.17	(0.31)	(0.01)	(0.32)
2006	$ 8.87	0.33	0.20		0.53	(0.33)	(0.06)	(0.39)
2007	$ 9.01	0.34	(0.04)		0.30	(0.36)	(0.03)	(0.39)
2008	$ 8.92	0.34	(0.12)		0.22	(0.34)	(0.01)	(0.35)
2009(3)	$ 8.79	0.16	(0.04)		0.12	(0.19)	--	(0.19)
Class A Shares
2004	$ 8.86	0.28	0.21		0.49	(0.28)	--	(0.28)
2005	$ 9.07	0.26	(0.11)		0.15	(0.29)	(0.01)	(0.30)
2006	$ 8.92	0.30	0.20		0.50	(0.30)	(0.06)	(0.36)
2007	$ 9.06	0.29	(0.02)		0.27	(0.33)	(0.03)	(0.36)
2008	$ 8.97	0.32	(0.13)		0.19	(0.31)	(0.01)	(0.32)
2009(3)	$ 8.84	0.14	(0.04)		0.10	(0.17)	--	(0.17)
Class B Shares
2004	$ 8.83	0.23	0.21		0.44	(0.25)	--	(0.25)
2005	$ 9.02	0.22	(0.12)		0.10	(0.24)	(0.01)	(0.25)
2006	$ 8.87	0.27	0.20		0.47	(0.26)	(0.06)	(0.32)
2007	$ 9.02	0.27	(0.04)		0.23	(0.28)	(0.03)	(0.31)
2008	$ 8.94	0.29	(0.14)		0.15	(0.27)	(0.01)	(0.28)
2009(3)	$ 8.81	0.13	(0.04)		0.09	(0.15)	--	(0.15)
HUNTINGTON OHIO TAX-FREE FUND
				Institutional Shares
2004	$ 21.90	0.57	(0.24)		0.33	(0.57)	(0.16)	(0.73)
2005	$ 21.50	0.54	(0.37)		0.17	(0.54)	(0.22)	(0.76)
2006	$ 20.91	0.58	(0.05)		0.53	(0.58)	--	(0.58)
2007	$ 20.86	0.55	0.10		0.65	(0.55)	(0.01)	(0.56)
2008	$ 20.95	0.57	(0.17)		0.40	(0.57)	(0.03)	(0.60)
2009(3)	$ 20.75	0.26	0.22		0.48	(0.26)	--	(0.26)
Class A Shares
2004	$ 21.88	0.52	(0.23)		0.29	(0.52)	(0.16)	(0.68)
2005	$ 21.49	0.49	(0.37)		0.12	(0.49)	(0.22)	(0.71)
2006	$ 20.90	0.53	(0.06)		0.47	(0.53)	--	(0.53)
2007	$ 20.84	0.50	0.10		0.60	(0.50)	(0.01)	(0.51)
2008	$ 20.93	0.51	(0.16)		0.35	(0.51)	(0.03)	(0.54)
2009(3)	$ 20.74	0.24	0.22		0.46	(0.24)	--	(0.24)
Class B Shares
2004	$ 21.88	0.41	(0.23)		0.18	(0.41)	(0.16)	(0.57)
2005	$ 21.49	0.39	(0.37)		0.02	(0.39)	(0.22)	(0.61)
2006	$ 20.90	0.43	(0.05)		0.38	(0.43)	--	(0.43)
2007	$ 20.84	0.40	0.11		0.51	(0.40)	(0.01)	(0.41)
2008	$ 20.94	0.41	(0.17)		0.24	(0.41)	(0.03)	(0.44)
2009(3)	$ 20.74	0.18	0.22		0.40	(0.18)	--	(0.18)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(3) Six months ended June 30, 2009 (Unaudited).

(4) Not annualized.

(5) Computed on an annualized basis.

		Ratios to average net assets
Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$ 9.02	5.86%	1.16%	3.45%	1.16%	3.45%	$ 64,853	38%
$ 8.87	1.96%	1.12%	3.34%	1.12%	2.27%	$ 81,950	29%
$ 9.01	6.06%	1.10%	3.68%	1.10%	3.68%	$ 85,995	29%
$ 8.92	3.33%	1.09%	3.72%	1.09%	3.72%	$ 83,728	17%
$ 8.79	2.45%	1.10%	3.82%	1.10%	3.82%	$ 82,729	13%
$ 8.72	1.33%(4)	1.10%(5)	3.52%(5)	1.10%(5)	3.52%(5)	$ 97,320	11%

$ 9.07	5.66%	1.40%	3.18%	1.40%	3.18%	$ 1,257	38%
$ 8.92	1.68%	1.36%	2.03%	1.36%	2.03%	$ 1,823	29%
$ 9.06	5.74%	1.35%	3.41%	1.35%	3.41%	$ 1,683	29%
$ 8.97	3.03%	1.32%	3.45%	1.32%	3.45%	$ 3,190	17%
$ 8.84	2.16%	1.35%	3.55%	1.35%	3.55%	$ 3,022	13%
$ 8.77	1.19%(4)	1.35%(5)	3.28%(5)	1.35%(5)	3.28%(5)	$ 2,788	11%

$ 9.02	5.00%	1.90%	2.68%	1.90%	2.68%	$ 482	38%
$ 8.87	1.16%	1.86%	2.57%	1.86%	2.57%	$ 700	29%
$ 9.02	5.33%	1.85%	2.93%	1.85%	2.93%	$ 673	29%
$ 8.94	2.59%	1.84%	2.97%	1.84%	2.97%	$ 672	17%
$ 8.81	1.62%	1.85%	3.06%	1.85%	3.06%	$ 565	13%
$ 8.75	1.03%(4)	1.85%(5)	2.79%(5)	1.85%(5)	2.79%(5)	$ 536	11%

$ 21.50	1.52%	1.17%	2.63%	1.17%	2.63%	$ 52,565	13%
$ 20.91	0.85%	1.16%	2.56%	1.17%	2.55%	$ 45,571	45%
$ 20.86	2.59%	1.17%	2.80%	1.17%	2.80%	$ 40,319	17%
$ 20.95	3.18%	1.18%	2.67%	1.18%	2.67%	$ 34,098	15%
$ 20.75	1.95%	1.22%	2.73%	1.22%	2.73%	$ 32,946	19%
$ 20.97	2.32%(4)	1.19%(5)	2.51%(5)	1.19%(5)	2.51%(5)	$ 38,974	11%

$ 21.49	1.32%	1.42%	2.39%	1.42%	2.39%	$ 4,657	13%
$ 20.90	0.59%	1.41%	2.32%	1.42%	2.31%	$ 3,222	45%
$ 20.84	2.29%	1.43%	2.58%	1.43%	2.58%	$ 1,686	17%
$ 20.93	2.93%	1.43%	2.42%	1.43%	2.42%	$ 1,706	15%
$ 20.74	1.74%	1.47%	2.49%	1.47%	2.49%	$ 1,422	19%
$ 20.96	2.20%(4)	1.45%(5)	2.26%(5)	1.45%(5)	2.26%(5)	$ 1,335	11%

$ 21.49	0.81%	1.92%	1.88%	1.92%	1.88%	$ 1,729	13%
$ 20.90	0.10%	1.91%	1.82%	1.92%	1.81%	$ 1,525	45%
$ 20.85	1.78%	1.93%	2.06%	1.93%	2.06%	$ 1,337	17%
$ 20.94	2.47%	1.93%	1.93%	1.93%	1.93%	$ 1,128	15%
$ 20.74	1.19%	1.97%	1.99%	1.97%	1.99%	$ 1,004	19%
$ 20.96	1.95%(4)	1.95%(5)	1.76%(5)	1.95%(5)	1.76%(5)	$ 1,035	11%

Financial Highlights (Continued)

Income Funds (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Total distributions

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
Institutional Shares
2004	$ 19.88	0.50	(0.32)	0.18	(0.50)	(0.50)
2005	$ 19.56	0.51	(0.41)	0.10	(0.51)	(0.51)
2006	$ 19.15	0.60	0.10	0.70	(0.60)	(0.60)
2007	$ 19.25	0.70	0.21	0.91	(0.70)	(0.70)
2008	$ 19.46	0.67	(0.59)	0.08	(0.67)	(0.67)
2009(3)	$ 18.87	0.28	0.58	0.86	(0.28)	(0.28)
Class A Shares
2004	$ 19.89	0.45	(0.33)	0.12	(0.45)	(0.45)
2005	$ 19.56	0.46	(0.40)	0.06	(0.46)	(0.46)
2006	$ 19.16	0.55	0.10	0.65	(0.55)	(0.55)
2007	$ 19.26	0.65	0.20	0.85	(0.65)	(0.65)
2008	$ 19.46	0.63	(0.59)	0.04	(0.63)	(0.63)
2009(3)	$ 18.87	0.26	0.58	0.84	(0.26)	(0.26)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(3) Six months ended June 30, 2009 (Unaudited).

(4) Not annualized.

(5) Computed on an annualized basis.

		Ratios to average net assets
Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$ 19.56	0.91%	1.07%	2.53%	1.07%	2.53%	$ 150,175	54%
$ 19.15	0.54%	1.06%	2.65%	1.06%	2.65%	$ 119,090	31%
$ 19.25	3.70%	1.07%	3.11%	1.07%	3.11%	$ 95,512	36%
$ 19.46	4.79%	1.06%	3.60%	1.06%	3.60%	$ 82,730	29%
$ 18.87	0.43%	1.08%	3.51%	1.08%	3.51%	$ 79,130	51%
$ 19.45	4.61%(4)	1.08%(5)	2.97%(5)	1.08%(5)	2.97%(5)	$ 115,087	19%

$ 19.56	0.60%	1.32%	2.29%	1.32%	2.29%	$ 4,538	54%
$ 19.16	0.34%	1.31%	2.41%	1.31%	2.41%	$ 3,506	31%
$ 19.26	3.44%	1.33%	2.80%	1.33%	2.80%	$ 668	36%
$ 19.46	4.48%	1.31%	3.35%	1.31%	3.35%	$ 485	29%
$ 18.87	0.18%	1.33%	3.26%	1.33%	3.26%	$ 555	51%
$ 19.45	4.48%(4)	1.33%(5)	2.75%(5)	1.33%(5)	2.75%(5)	$ 520	19%

Notes to Financial Statements

June 30, 2009 (unaudited)

(1) Organization

The Huntington Funds (the “Trust”) was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). On June 23, 2006, the Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At June 30, 2009, the Trust operated 32 separate series, or mutual funds, each with its own investment objective and strategy. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered. This report contains financial statements and financial highlights of the retail funds listed below (individually referred to as a “Fund,” or collectively as the “Funds”):

Funds	Investment Share Classes Offered*
Huntington Money Market Fund (“Money Market Fund”)	Institutional, A, B & Interfund
Huntington Ohio Municipal Money Market Fund (“Ohio Municipal Money Market Fund”)	Institutional & A
Huntington Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)	Institutional & A
Huntington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	Institutional & A
Huntington Dividend Capture Fund (“Dividend Capture Fund”)	Institutional, A & B
Huntington Growth Fund (“Growth Fund”)	Institutional, A & B
Huntington Income Equity Fund (“Income Equity Fund”)	Institutional, A & B
Huntington International Equity Fund (“International Equity Fund”)	Institutional, A & B
Huntington Macro 100 Fund (“Macro 100 Fund”)	Institutional, A & B
Huntington Mid Corp America Fund (“Mid Corp America Fund”)	Institutional, A & B
Huntington New Economy Fund (“New Economy Fund”)	Institutional, A & B
Huntington Real Strategies Fund (“Real Strategies Fund”)	Institutional, A & B
Huntington Rotating Markets Fund (“Rotating Markets Fund”)	Institutional, A & B
Huntington Situs Fund (“Situs Fund”)	Institutional, A & B
Huntington Technical Opportunities Fund (“Technical Opportunities Fund”)	Institutional, A & B
Huntington Fixed Income Securities Fund (“Fixed Income Securities Fund”)	Institutional, A & B
Huntington Intermediate Government Income Fund (“Intermediate Government Income Fund”)	Institutional, A & B
Huntington Mortgage Securities Fund (“Mortgage Securities Fund”)	Institutional, A & B
Huntington Ohio Tax-Free Fund (“Ohio Tax-Free Fund”)	Institutional, A & B
Huntington Short/Intermediate Fixed Income Securities Fund (“Short/Intermediate Fixed Income Securities Fund”)	Institutional & A

* Each class of shares has exclusive voting rights with respect to matters that affect just that class. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. On May 1, 2009, the Trust Shares, Investment A Shares and Investment B Shares were renamed Institutional Shares, Class A Shares and Class B Shares, respectively.

Under the Trust’s organizational documents, its officers and Board of Trustees (“Trustees”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuations

The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next calculated after the order is considered received, subject to any applicable front end or contingent deferred sales charges.

The Trust calculates the NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

In computing the NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events, as described below. U.S. government obligations held by Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of options contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at the NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Sub-Financial Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at their “fair value.” In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee’s procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate their NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds’ investment adviser, Huntington Asset Advisors, Inc. (“Advisor”), determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since Real Strategies Fund, Rotating Markets Fund, Situs Fund and Technical Opportunities Fund invest some of their assets in foreign securities, they may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

The Funds comply with Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements” (“SFAS 157”). This standard established a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

  Level 1 - quoted prices in active markets for identical assets.
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
  Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2009, while the breakdown, by category, of common stocks is discussed in the Portfolio of Investments for each Fund:

	LEVEL 1--Quoted Prices		LEVEL 2--Other Significant Observable Inputs		Total
Fund Name	Securities	Other Financial Investments*	Securities	Other Financial Investments*	Securities	Other Financial Investments*
Money Market Fund
Corporate Bonds	$ --	$ --	$ 30,980,202	$ --	$ 30,980,202	$ --
U.S. Government Agencies	--	--	311,949,944	--	311,949,944	--
Municipal Bond	--	--	32,600,000	--	32,600,000	--
Commercial Papers	--	--	25,000,000	--	25,000,000	--
Cash Equivalents	85,000,000	--	--	--	85,000,000	--
Repurchase Agreements	--	--	29,169,400	--	29,169,400	--

Total	85,000,000	--	429,699,546	--	514,699,546	--

Ohio Municipal Money Market Fund
Municipal Bonds	--	--	237,756,840	--	237,756,840	--
Commercial Papers	--	--	7,000,000	--	7,000,000	--
Cash Equivalents	12,621,577	--		--	12,621,577	--

Total	12,621,577	--	244,756,840	--	257,378,417	--

Tax-Free Money Market Fund
Municipal Bonds	--	--	111,709,161	--	111,709,161	--
Cash Equivalents	2,980,572	--	--	--	2,980,572	--

Total	2,980,572		111,709,161	--	114,689,733	--

U.S. Treasury Money Market Fund
U.S. Treasury Obligations	--	--	277,425,930	--	277,425,930	--
Cash Equivalents	30,000,000	--	--	--	30,000,000	--
Repurchase Agreements	--	--	131,290,600	--	131,290,600	--

Total	30,000,000	--	408,716,530	--	438,716,530	--

Dividend Capture Fund
Common Stocks	51,516,752	--	--	--	51,516,752	--
Preferred Stocks	22,299,931	--	--	--	22,299,931	--
Mutual Funds	999,350	--	--	--	999,350	--
Cash Equivalents	28,355	--	--	--	28,355	--

Total	74,844,388	--	--	--	74,844,388	--

Growth Fund
Common Stocks	137,475,266	--	--	--	137,475,266	--
Cash Equivalents	6,282,588	--	--	--	6,282,588	--
Written Options	--	8,956	--	--	--	8,956

Total	143,757,854	8,956	--	--	143,757,854	8,956

Income Equity Fund
Common Stocks	$ 90,051,568	$ --	$ --	$ --	$ 90,051,568	$ --
Preferred Stocks	1,985,056	--	--	--	1,985,056	--
Cash Equivalents	1,406,117	--	--	--	1,406,117	--
Written Options	--	382,060	--	--	--	382,060

Total	93,442,741	382,060	--	--	93,442,741	382,060

International Equity Fund
Common Stocks	241,304,001	--	--	--	241,304,001	--
Mutual Funds	11,984,241	--	--	--	11,984,241	--
Rights	--	--	446,051	--	446,051	--
Cash Equivalents	19,361,510	--	--	--	19,361,510	--

Total	272,649,752	--	446,051	--	273,095,803	--

Macro 100 Fund
Common Stocks	23,557,629	--	--	--	23,557,629	--
Cash Equivalents	427,395	--	--	--	427,395	--

Total	23,985,024	--	--	--	23,985,024	--

Mid Corp America Fund
Common Stocks	109,849,730	--	--	--	109,849,730	--
Cash Equivalents	7,444,936	--	--	--	7,444,936	--

Total	117,294,666	--	--	--	117,294,666	--

New Economy Fund
Common Stocks	42,262,743	--	--	--	42,262,743	--
Cash Equivalents	4,542,360	--	--	--	4,542,360	--
Written Options	--	145,395	--	--	--	145,395

Total	46,805,103	145,395	--	--	46,805,103	145,395

Real Strategies Fund
Common Stocks	39,261,008	--	--	--	39,261,008	--
U.S. Government Agencies	--	--	1,499,999	--	1,499,999	--
Mutual Funds	5,458,316	--	--	--	5,458,316	--
Purchased Options	369,000	--	--	--	369,000	--
Cash Equivalents	11,620,788	--	--	--	11,620,788	--
Written Options	--	45,394	--	--	--	45,394

Total	56,709,112	45,394	1,499,999	--	58,209,111	45,394

Rotating Markets Fund
Mutual Funds	32,069,167	--	--	--	32,069,167	--
Cash Equivalents	5,006,822	--	--	--	5,006,822	--

Total	37,075,989	--	--	--	37,075,989	--

Situs Fund
Common Stocks	122,263,320	--	--	--	122,263,320	--
Mutual Funds	1,076,650	--	--	--	1,076,650	--
Cash Equivalents	7,951,287	--	--	--	7,951,287	--

Total	131,291,257	--	--	--	131,291,257	--

Technical Opportunities Fund
Mutual Funds	7,597,459	--	--	--	7,597,459	--
Cash Equivalents	831,469	--	--	--	831,469	--

Total	8,428,928	--	--	--	8,428,928	--

Fixed Income Securities Fund
Corporate Bonds	--	--	107,309,770	--	107,309,770	--
U.S. Government Agencies	--	--	47,090,636	--	47,090,636	--
U.S. Treasury Obligations	--	--	44,281,364	--	44,281,364	--
U.S. Government Mortgage Backed Agencies	--	--	11,510,104	--	11,510,104	--
Preferred Stocks	1,489,211	--	--	--	1,489,211	--
Cash Equivalents	1,426,390	--	--	--	1,426,390	--

Total	2,915,601	--	210,191,874	--	213,107,475	--

Intermediate Government Income Fund
Corporate Bonds	$ --	$ --	$ 1,995,920	$ --	$ 1,995,920	$ --
U.S. Government Agencies	--	--	50,963,581	--	50,963,581	--
U.S. Government Mortgage Backed Agencies	--	--	31,797,247	--	31,797,247	--
U.S. Treasury Obligations	--	--	13,064,453	--	13,064,453	--
Collateralized Mortgage Obligations	--	--	14,592,742	--	14,592,742	--
Cash Equivalents	4,103,883	--	--	--	4,103,883	--

Total	4,103,883	--	112,413,943	--	116,517,826	--

Mortgage Securities Fund
U.S. Government Mortgage Backed Agencies	--	--	56,661,030	--	56,661,030	--
Common Stocks	4,814,342	--	--	--	4,814,342	--
U.S. Government Agencies	--	--	4,646,593	--	4,646,593	--
Preferred Stocks	188,400	--	--	--	188,400	--
Collateralized Mortgage Obligations	--	--	28,689,185	--	28,689,185	--
Cash Equivalents	5,334,871	--	--	--	5,334,871	--

Total	10,337,613	--	89,996,808	--	100,334,421	--

Ohio Tax-Free Fund
Municipal Bonds	--	--	40,969,073	--	40,969,073	--
Cash Equivalents	196,486	--	--	--	196,486	--

Total	196,486	--	40,969,073	--	41,165,559	--

Short/Intermediate Fixed Income Securities Fund
Corporate Bonds	--	--	80,394,928	--	80,394,928	--
U.S. Government Agencies	--	--	25,004,176	--	25,004,176	--
U.S. Treasury Notes	--	--	4,996,500	--	4,996,500	--
Cash Equivalents	4,022,997	--	--	--	4,022,997	--

Total	4,022,997	--	110,395,604	--	114,418,601	--

* Other financial investments are derivative instruments not reflected on the Portfolio of Investments, such as options contracts, which are valued at the unrealized appreciation/(depreciation) on the investments.

Treasury Guaranty Program for Money Market Funds

On October 3, 2008, the Board approved each Money Market Fund’s participation in the U.S. Department of Treasury’s (the “Treasury”) Temporary Guarantee Program for Money Market Funds (the “Program”). The Program intends to protect the assets of shareholders as of the close of business September 19, 2008 against loss in the event that any Money Market Fund liquidates its holdings and the net asset value per share at the time of liquidation is less than $1.00 per share. The Program is designed to help stabilize the credit markets by discouraging substantial redemptions in money market funds.

Participation in the initial three months of the Program (through December 18, 2008) required a payment to the Treasury in the amount of 0.01% based on the net asset value of each Money Market Fund as of September 19, 2008. On November 24, 2008 the Secretary of the Treasury extended the Program beyond its initial three-month term through the close of business April 30, 2009. On December 3, 2008, the Board approved the Money Market Funds’ extended participation in the Program through April 30, 2009. Further participation in the Program required an additional payment in the amount of 0.015% based on the net asset value of each Money Market Fund as of September 19, 2008. The expense of the Program is included within each Money Market Fund’s Statement of Operations. On March 31, 2009, the Secretary of the Treasury extended the Program through September 19, 2009; however, the Board determined it was not in the best interests of each Money Market Funds’ shareholders to continue to participate in the Program based on the cost versus the benefits of participation.

B. Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ Advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C. When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D. Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing investment objectives. Certain of the Funds may invest in various financial instruments including positions in written option contracts and forward currency contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies.

All open derivative positions at period end are reflected for each Fund in the tables below, and the volume of these open positions relative to each Fund’s net assets is generally representative of the volume of open positions throughout the reporting period. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts--International Equity Fund, Real Strategies Fund, Situs Fund and Technical Opportunities Fund may enter into foreign exchange commitments for the delayed delivery of securities or foreign currency exchange transactions. International Equity Fund, Real Strategies Fund, Situs Fund and Technical Opportunities Fund may also enter into foreign exchange contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At June 30, 2009, International Equity Fund, Real Strategies Fund, Situs Fund and Technical Opportunities Fund did not have any foreign currency commitments outstanding.

Written Options Contracts--Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The following is a summary of Dividend Capture Fund’s written option activity for the period ended June 30, 2009:

Contracts	Number of Contracts	Premium

Outstanding at 12/31/2008	--	$ --
Options written	890	121,314
Options expired	--	--
Options closed	(790)	(106,614)
Options exercised	(100)	(14,700)
Outstanding at 6/30/2009	--	$ --

At June 30, 2009, Dividend Capture Fund had no outstanding options.

The following is a summary of Growth Fund’s written option activity for the period ended June 30, 2009:

Contracts	Number of Contracts	Premium

Outstanding at 12/31/2008	--	$ --
Options written	1,846	179,469
Options expired	(163)	(10,033)
Options closed	--	--
Options exercised	(229)	(26,030)
Outstanding at 6/30/2009	1,454	$ 143,406

At June 30, 2009, Growth Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)

Apple, Inc.	Call	July 2009	$ 155	95	$ 5,083	$ 4,435
BlackRock, Inc.	Call	July 2009	190	55	6,050	(165)
Express Scripts, Inc.	Call	August 2009	75	77	10,780	2,079
First Solar, Inc.	Call	July 2009	190	63	4,568	12,252
Google, Inc.	Call	July 2009	450	28	10,920	(3,584)
IntercontinentalExchange, Inc.	Call	July 2009	130	75	2,625	6,525
Mastercard, Inc.	Call	July 2009	175	41	6,560	(1,968)
McAfee, Inc.	Call	August 2009	45	280	33,599	(17,080)
Microsoft Corp.	Call	July 2009	25	320	7,840	4,958
Millipore Corp.	Call	August 2009	75	150	23,250	(451)
priceline.com, Inc.	Call	July 2009	120	100	10,000	1,700
W.W. Grainger, Inc.	Call	August 2009	90	170	13,175	255

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$ 8,956

The following is a summary of Income Equity Fund’s written option activity for the period ended June 30, 2009:

Contracts	Number of Contracts	Premium

Outstanding at 12/31/2008	--	$ --
Options written	6,610	773,988
Options expired	--	--
Options closed	(570)	(55,290)
Options exercised	--	--
Outstanding at 6/30/2009	6,040	$ 718,698

At June 30, 2009, Income Equity Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation

Barclays PLC	Call	September 2009	$ 22.5	600	$ 39,000	$ 34,198
BB&T Corp.	Call	December 2009	28	570	37,050	26,831
CEMEX, S.A.B de C.V.	Call	October 2009	12.5	900	47,250	44,548
Eastman Chemical Co.	Call	December 2009	50	370	33,300	43,372
Health Care REIT, Inc.	Call	December 2009	45	260	5,850	14,689
Ingersoll-Rand Co., Ltd.	Call	December 2009	30	625	18,750	31,699
PPG Industries, Inc.	Call	January 2010	55	150	10,125	9,674
R.R. Donnelley & Sons Co.	Call	December 2009	17.5	1,100	19,250	72,793
Simon Property Group, Inc.	Call	October 2009	65	260	29,250	27,169
Tyco Electronics, Ltd.	Call	January 2010	25	550	35,750	30,642
Tyco International, Ltd.	Call	October 2009	30	415	23,863	26,766
Whirlpool Corp.	Call	December 2009	55	240	37,200	19,679

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$ 382,060

The following is a summary of Macro 100 Fund’s written option activity for the period ended June 30, 2009:

Contracts	Number of Contracts	Premium

Outstanding at 12/31/2008	230	$ 70,610
Options written	564	42,197
Options expired	(230)	(70,610)
Options closed	(564)	(42,197)
Options exercised	--	--
Outstanding at 6/30/2009	--	$ --

At June 30, 2009, Macro 100 Fund had no outstanding options.

The following is a summary of New Economy Fund’s written option activity for the period ended June 30, 2009:

Contracts	Number of Contracts	Premium

Outstanding at 12/31/2008	73	$ 32,181
Options written	2,624	815,492
Options expired	(152)	(59,734)
Options closed	(1,063)	(214,753)
Options exercised	(420)	(189,178)
Outstanding at 6/30/2009	1,062	$ 384,008

At June 30, 2009, New Economy Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)

Aeropostale, Inc.	Call	October 2009	$ 35	172	$ 55,040	$ 9,802
CME Group, Inc.	Call	July 2009	340	10	2,800	8,410
Gymboree Corp.	Call	August 2009	35	117	35,393	(644)
Research In Motion, Ltd.	Call	September 2009	80	100	31,000	69,697
STEC, Inc.	Call	July 2009	25	200	14,000	10,399
STEC, Inc.	Call	August 2009	20	200	86,000	3,952
True Religion Apparel, Inc.	Call	July 2009	22.5	114	11,400	1,938
Ultra Petroleum Corp.	Call	July 2009	44	149	2,980	41,841

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$ 145,395

The following is a summary of Real Strategies Fund’s written option activity for the period ended June 30, 2009:

Contracts	Number of Contracts	Premium

Outstanding at 12/31/2008	2,141	$ 450,753
Options written	12,887	2,207,939
Options expired	(7,583)	(905,601)
Options closed	(4,145)	(1,134,862)
Options exercised	(610)	(246,035)
Outstanding at 6/30/2009	2,690	$ 372,194

At June 30, 2009, Real Strategies Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)

Airgas, Inc.	Put	July 2009	$ 40	185	$ 19,887	$ 18,037
Anadarko Petroleum Corp.	Call	July 2009	49	120	4,500	8,940
Chesapeake Energy Corp.	Put	July 2009	22.5	250	68,750	(43,250)
Freeport-McMoRan Copper & Gold, Inc.	Put	July 2009	45	300	22,650	40,348
Noble Corp.	Call	July 2009	40	175	438	13,387
Nucor Corp.	Call	July 2009	50	100	2,250	18,949
Petroleo Brasileiro	Call	July 2009	44	310	13,950	17,303
ProShares Ultrashort S&P 500	Put	July 2009	54	150	54,750	(25,201)
Simon Property Group, Inc.	Put	July 2009	47	150	9,750	10,049
Smith International, Inc.	Put	July 2009	30	200	89,000	(55,091)
U.S. Natural Gas Fund	Put	July 2009	14	150	12,375	225
Weatherford International, Ltd.	Put	July 2009	18	600	28,500	41,698

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$ 45,394

The following is a summary of Situs Fund’s written option activity for the period ended June 30, 2009:

Contracts	Number of Contracts	Premium

Outstanding at 12/31/2008	--	$ --
Options written	19,175	5,265,414
Options expired	--	--
Options closed	(5,982)	(1,704,250)
Options exercised	(13,193)	(3,561,164)
Outstanding at 6/30/2009	--	--

At June 30, 2009, Situs Fund had no outstanding options.

The Funds have adopted Financial Accounting Standards Board (“FASB”) issue SFAS No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) which is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

Fair Value of Derivative Instruments as of June 30, 2009:

Derivatives Not Accounted for as Hedging Instruments Under Statement 133	Liability Derivatives
	Statements of Assets and Liabilities Location	Fund	Fair Value

Option Contracts	Options Written, at value	Growth Fund	$ 134,450
		Income Equity Fund	336,638
		New Economy Fund	238,613
		Strategies Fund	326,800

The effect of Derivative Instruments on the Statements of Operations for the six months ended June 30, 2009:

Derivatives Not Accounted for as Hedging Instruments Under Statement 133	Location of Gain (Loss) on Derivatives Recognized in Income	Fund	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Option Contracts	Net realized gain (loss) on option transactions/net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	Dividend Growth Fund	$ 64,102	$ --
		Growth Fund	10,033	8,956
		Income Equity Fund	26,220	382,060
		Macro 100 Fund	106,450	(62,535)
		New Economy Fund	(54,414)	136,759
		Real Strategies	1,041,647	155,616
		Situs Fund	2,803,317	--

In September 2008, FASB issued Staff Position No. FAS 133-1 and FIN 45-4, “Disclosure and Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FAS 133-1 and FIN 45-4”). FAS 133-1 and FIN 45-4 are effective for fiscal years and interim periods ending after November 15, 2008. FAS 133-1 and FIN 45-4 required enhanced disclosures by sellers of credit derivatives and certain guarantees, including the nature of these derivatives, approximate terms, reasons for entering into these instruments, and status of payment/performance risk.

The Funds were not impacted by the adoption of these standards.

E. Foreign Currency Translation

Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. International Equity Fund, Real Strategies Fund, Situs Fund and Technical Opportunities Fund do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. PFPC Trust Company (“PFPC”) serves as the sub-custodian for the securities lending program. PFPC retains a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.

As of June 30, 2009, the Funds had no securities on loan.

G. Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust’s Pricing Committee. At June 30, 2009, the Fixed Income Securities Fund held illiquid restricted securities representing 3.45% of net assets as listed below:

Issue Description	Acquisition Date	Principal Amount ($)	Cost ($)	Value ($)

Fixed Income Securities Fund:
ABX Financial Co., 5.750%, 10/15/16	2/20/09	2,000,000	1,919,640	2,043,478
MBNA America Bank Corp. N.A., 7.125%, 11/15/12	6/20/06	3,000,000	3,205,500	3,160,845
Verizon Wireless, 7.375%, 11/15/13	(a)	2,000,000	2,084,550	2,237,016

(a) Purchased on various dates beginning 11/20/08.

H. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

I. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

J. Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly for the Funds except as follows: Dividend Capture Fund, Income Equity Fund and Mortgage Securities Fund declare and pay dividends, if any, monthly; International Equity Fund, Macro 100 Fund, Mid Corp America Fund, New Economy Fund, Real Strategies Fund, Rotating Markets Fund, Situs Fund and Technical Opportunities Fund declare and pay dividends, if any, annually; and Growth Fund declares and pays dividends, if any, quarterly. Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are generally due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. foreign currency gain/loss, paydowns, distributions and income received from pass through investments, and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales, straddles, and return of capital from investments.

Certain of the Funds may own shares of real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

K. Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses specific to a class are charged to that class. Except for the daily dividend Funds, expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. For the daily dividend Funds, expenses not directly attributable to a Fund are allocated pursuant to the “settled shares method.” Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

L. Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Withholding taxes on foreign interest, dividends and capital gains with respect to International Equity Fund, Real Strategies Fund, Situs Fund and Technical Opportunities Fund have been provided for in accordance with each applicable country’s tax rules and rates.

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Huntington Money Market	$ 514,699,546	$ --	$ --	$ --
Ohio Municipal Money Market Fund	257,378,417	--	--	--
Tax-Free Money Market Fund	114,689,733	--	--	--
U.S. Treasury Money Market Fund	438,716,530	--	--	--
Dividend Capture Fund	86,135,215	3,399,296	(14,690,123)	(11,290,827)
Growth Fund	133,687,145	20,026,290	(9,955,561)	10,070,729
Income Equity Fund	104,751,112	5,291,455	(16,599,826)	(11,308,371)
International Equity Fund	292,766,894	21,995,540	(41,666,631)	(19,671,091)
Macro 100 Fund	27,786,776	1,353,524	(5,155,276)	(3,801,752)
Mid Corp America Fund	99,957,008	29,825,507	(12,487,849)	17,337,658
New Economy Fund	56,263,483	3,585,874	(13,044,254)	(9,458,380)
Real Strategies Fund	83,864,192	246,041	(25,901,122)	(25,655,081)
Rotating Markets Fund	32,859,248	4,232,121	(15,380)	4,216,741
Situs Fund	139,578,634	15,792,066	(24,079,443)	(8,287,377)
Technical Opportunities Fund	8,226,869	586,663	(384,604)	202,059
Fixed Income Securities Fund	206,214,516	9,422,201	(2,529,242)	6,892,959
Intermediate Government Income Fund	112,483,023	4,215,181	(180,378)	4,034,803
Mortgage Securities Fund	99,605,257	2,599,600	(1,870,436)	729,164
Ohio Tax-Free Fund	40,661,446	754,860	(250,747)	504,113
Short/Intermediate Fixed Income Securities Fund	112,181,594	2,383,521	(146,514)	2,237,007

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2009.

As of December 31, 2008, for federal income tax purposes, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations.

Fund	Amount	Expires

Money Market Fund	$ 482,437	2011
Money Market Fund	3,032	2012
Money Market Fund	7,224	2013
Money Market Fund	921	2014
Money Market Fund	106	2015
Ohio Municipal Money Market Fund	463	2012
Ohio Municipal Money Market Fund	25,291	2013
Ohio Municipal Money Market Fund	7,739	2014
Ohio Municipal Money Market Fund	12,350	2015
Tax-Free Money Market Fund	231	2011
Tax-Free Money Market Fund	1,529	2012
Tax-Free Money Market Fund	5,818	2013
Tax-Free Money Market Fund	4,861	2014
Tax-Free Money Market Fund	1,434	2015
Tax-Free Money Market Fund	60,543	2016
Dividend Capture Fund	10,810,813	2016
Growth Fund	11,342,958	2016
Income Equity Fund	3,400,693	2016
Macro 100 Fund	6,793,287	2016
Mid Corp America Fund	414,346	2016
New Economy Fund	2,180,297	2016
Real Strategies Fund	1,064,519	2016
Rotating Markets Fund	2,168,773	2016
Technical Opportunities Fund	1,554,752	2016
Intermediate Government Income Fund	81,075	2014
Short/Intermediate Fixed Income Fund	1,451,394	2009
Short/Intermediate Fixed Income Fund	612,397	2013
Short/Intermediate Fixed Income Fund	1,409,364	2014
Short/Intermediate Fixed Income Fund	299,850	2015
Short/Intermediate Fixed Income Fund	850,465	2016

The tax character of distributions paid during the fiscal year ended December 31, 2008, was as follows:

	Distributions Paid From*					Total Distributions Paid
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Tax Return of Capital

Money Market Fund	$ 17,903,379	$ --	$ 17,903,379	$ --	$ --	$ 17,903,379
Ohio Municipal Money Market Fund	169	--	169	5,197,163	--	5,197,332
Tax-Free Money Market Fund	9,683	--	9,683	1,602,565	--	1,612,248
U.S. Treasury Money Market Fund	6,897,594	--	6,897,594	--	--	6,897,594
Dividend Capture Fund	5,129,180	684,241	5,813,421	--	337,929	6,151,350
Growth Fund	236,787	22,437,499	22,674,286	--	--	22,674,286
Income Equity Fund	3,419,897	698,474	4,118,371	--	167,713	4,286,084
International Equity Fund	3,151,854	11,568,398	14,720,252	--	--	14,720,252
Macro 100 Fund	198,558	--	198,558	--	201	198,759
Mid Corp America Fund	73,319	4,059,748	4,133,067	--	27,537	4,160,604
New Economy Fund	--	--	--	--	43,917	43,917
Real Strategies Fund	366,931	--	366,931	--	198,955	565,886
Rotating Markets Fund	381,843	799,812	1,181,655	--	--	1,181,655
Situs Fund	116,307	3,579,072	3,695,379	--	--	3,695,379
Technical Opportunities Fund	--	--	--	--	29,784	29,784
Fixed Income Securities Fund	7,579,789	421,225	8,001,014	--	--	8,001,014
Intermediate Government Income Fund	4,448,925	--	4,448,925	--	--	4,448,925
Mortgage Securities Fund	3,285,385	71,572	3,356,957	--	--	3,356,957
Ohio Tax-Free Fund	17,591	39,040	56,631	975,082	--	1,031,713
Short/Intermediate Fixed Income Securities Fund	2,873,272	--	2,873,272	--	--	2,873,272

* The tax character of distributions paid may differ from the character of distributions shown on the statements of changes in net assets due to short-term capital gains being treated as ordinary income for tax purposes.

As of December 31, 2008, the components of accumulated earnings (deficit) were as follows:

Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)

Money Market Fund	$ --	$ --	$ --	$ --	$ --	$ (493,720)	$ --	$ (493,720)
Ohio Municipal Money Market Fund	--	--	--	--	--	(57,685)	--	(57,685)
Tax-Free Money Market Fund	--	--	--	--	--	(74,416)	--	(74,416)
U.S. Treasury Money Market Fund	--	41,992	--	41,992	--	--	--	41,992
Dividend Capture Fund	--	--	--	--	--	(21,463,363)	(26,383,515)	(47,846,878)
Growth Fund	--	23,489	--	23,489	--	(19,405,942)	126,180	(19,256,273)
Income Equity Fund	--	--	--	--	--	(10,776,020)	(25,711,260)	(36,487,280)
International Equity Fund	--	1,047,908	599,753	1,647,661	--	(2,146,979)	(60,301,767)	(60,801,085)
Macro 100 Fund	--	--	--	--	--	(6,962,751)	(5,574,925)	(12,537,676)
Mid Corp America Fund	--	--	--	--	--	(430,970)	6,406,178	5,975,208
New Economy Fund	--	--	--	--	--	(15,189,893)	(25,323,295)	(40,513,188)
Real Strategies Fund	--	--	--	--	--	(9,422,894)	(36,097,505)	(45,520,399)
Rotating Markets Fund	--	2,611	--	2,611	--	(5,850,596)	(6,042,229)	(11,890,214)
Situs Fund	--	--	348,300	348,300	--	(387,146)	(34,626,892)	(34,665,738)
Technical Opportunities Fund	--	--	--	--	--	(2,200,717)	(759,476)	(2,960,193)
Fixed Income Securities Fund	--	--	592,803	592,803	--	--	4,968,315	5,561,118
Intermediate Government Income Fund	--	--	--	--	(7,482)	(81,075)	5,761,589	5,673,032
Mortgage Securities Fund	--	48,794	--	48,794	--	(251,229)	863,541	661,106
Ohio Tax-Free Fund	30	--	--	30	--	(40,135)	160,845	120,740
Short/Intermediate Fixed Income Securities Fund	--	--	--	--	(919)	(4,631,191)	(1,651,744)	(6,283,854)

* The differences between the book-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, the differences between book and tax amortization methods for premium and market discount, and the return of capital adjustments from real estate investment trusts.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended December 31, 2008, the Funds deferred post-October capital losses and post-October currency losses as follows:

Fund	Capital Losses

Ohio Municipal Money Market Fund	$ 11,842
Dividend Capture Fund	10,652,550
Growth Fund	8,062,984
Income Equity Fund	7,290,880
International Equity Fund	2,146,979
Macro 100 Fund	169,464
Mid Corp America Fund	16,624
New Economy Fund	13,009,596
Real Strategies Fund	8,358,375
Rotating Markets Fund	3,681,823
Situs Fund	387,146
Technical Opportunities Fund	645,965
Mortgage Securities Fund	244,313
Ohio Tax-Free Fund	40,135
Short/Intermediate Fixed Income Securities Fund	7,721

The Funds comply with FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. FIN 48 includes a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). FIN 48 did not impact the Funds’ net assets or result of operations.

M. Subsequent Events

The Funds have evaluated subsequent events through August 18, 2009, which is the date these financial statements were issued. Reportable subsequent events may be found under Note (7) of these Notes to Financial Statements.

(3) Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee--The Advisor, a subsidiary of The Huntington National Bank (“Huntington”), serves as the Funds’ investment advisor. The Advisor receives a fee for its services, computed daily and paid monthly, based on a percentage of each Fund’s average daily net assets on a tiered basis, according to the table below:

	Tiered Annual Rate:
Fund	Up to $500 Million	On the Next $500 Million	In Excess of $1 Billion

Money Market Fund	0.30%	0.25%	0.20%
Ohio Municipal Money Market Fund	0.30%	0.25%	0.20%
Tax-Free Money Market Fund	0.30%	0.25%	0.20%
Dividend Capture Fund	0.75%	0.70%	0.65%
Growth Fund	0.60%	0.55%	0.50%
Income Equity Fund	0.60%	0.55%	0.50%
International Equity Fund	1.00%	0.95%	0.90%
Macro 100 Fund	0.75%	0.70%	0.65%
Mid Corp America Fund	0.75%	0.70%	0.65%
New Economy Fund	0.85%	0.80%	0.75%
Real Strategies Fund	0.75%	0.70%	0.65%
Rotating Markets Fund	0.50%	0.45%	0.40%
Situs Fund	0.75%	0.70%	0.65%
Technical Opportunities Fund	0.75%	0.70%	0.65%
Fixed Income Securities Fund	0.50%	0.45%	0.40%
Intermediate Government Income Fund	0.50%	0.45%	0.40%
Mortgage Securities Fund	0.50%	0.45%	0.40%
Ohio Tax-Free Fund	0.50%	0.45%	0.40%
Short/Intermediate Fixed Income Securities Fund	0.50%	0.45%	0.40%

Prior to May 1, 2009, the Advisor received a single rate fee for its services, computed daily and paid monthly, based on a percentage of each Fund’s average daily net assets (except for the Money Market Fund, Ohio Municipal Money Market Fund and the Tax-Free Money Market Fund) as listed in the table above beneath the caption “Up to $500 Million”.

The U.S. Treasury Money Market Fund pays the Advisor a fee of 0.20% of its average daily net assets, computed daily and paid monthly.

Huntington and the Advisor may also pay out of their reasonable profits and other resources (including those of their affiliates) advertising, marketing, and other expenses for the benefit of the Funds.

Consulting Fee--Laffer Investments, Inc. acts as a consultant (“the Consultant”) to the Advisor for Macro 100 Fund. The Advisor pays the Consultant a fee for its services. Neither the Trust nor the Macro 100 Fund is liable for payment of this fee.

Administrative and Financial Administration Fees-- Huntington is the Administrator to the Trust, and Unified Fund Services, Inc. (“Unified”), an affiliate of Huntington, is the Sub-Administrator. Prior to April 1, 2009, Federated Services Co. was Sub-Administrator to the Trust under an agreement with Huntington. As Administrator, Huntington provides the Funds with certain administrative services. As Sub-Administrator, Unified provides the Funds with certain administrative personnel, and generally assists with the provision of administrative services necessary to operate the Funds. The Administrator pays the Sub-Administrator a fee for the services it provides to the Trust. Huntington also provides portfolio accounting services to the Funds. Huntington has sub-contracted certain fund accounting services to Citi Fund Services Ohio, Inc. (“Citi” or “Sub-Financial Administrator”). Citi is paid directly by Huntington, not the Funds, for these services. The fees paid for administrative, sub-administrative, financial administrative and sub-financial administrative services are based on the level of average net assets of each Fund for the period, subject to minimum fees in certain circumstances.

Huntington provides administrative and financial administration and accounting services at the following annual rate on a tiered basis:

Maximum Administrative Fee	Average Daily Net Assets of the Trust

0.1822%	On the first $4 billion
0.1650%	On the next $2 billion
0.1575%	On the next $2 billion
0.1450%	On assets in excess of $8 billion

There is no minimum annual fee per fund or class of shares.

Prior to April 1, 2009, Huntington received the following fees at an annual rate on a tiered basis:

Maximum Administrative Fee	Average Daily Net Assets of the Trust

0.1835%	On the first $4 billion
0.1650%	On the next $2 billion
0.1575%	On the next $2 billion
0.1450%	On assets in excess of $8 billion

Distribution and Shareholder Services Fees--The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the terms of the Plan, the Funds will compensate qualified intermediaries for distribution services in connection with Class A Shares and Class B Shares not to exceed 0.25% and 0.75% of the daily net assets of each Fund’s Class A Shares and Class B Shares, respectively. Class A Shares, Class B Shares and Institutional Shares are also subject to a shareholder services fee not to exceed 0.25% of the daily net assets of such shares. Institutional Shares are not subject to Rule 12b-1 fees. For the period ended June 30, 2009, Huntington and its affiliates received $2,924,159 in shareholder service fees. For the period April 1, 2009 to June 30, 2009, Unified Financial Securities, Inc., the Funds’ distributor, received underwriter commissions of $6,261 earned on sales of Class A Shares. Prior to April 1, 2009, Edgewood Services, Inc. was distributor to the Funds and received commissions of $35,100 earned on sales of Class A Shares and from redemption of Class A and Class B Shares. For the period ended June 30, 2009, the Funds re-allowed $115,256 to affiliated broker-dealers of the Funds.

Transfer and Dividend Disbursing Agent Fees and Expense--Unified is transfer and dividend disbursing agent for the Funds. For its services, Unified receives a yearly fixed amount per shareholder account, subject to a yearly minimum fee of $12,000 for each of the Funds. Unified is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

Custodian Fees--Huntington serves as custodian for each of the Funds. Brown Brothers Harriman serves as sub-custodian for International Equity Fund’s, Real Strategies Fund’s, Situs Fund’s and Technical Opportunities Fund’s foreign assets. Prior to May 26, 2009, State Street Bank and Trust Company served as International Equity Fund’s custodian for both foreign and domestic assets and the Bank of New York Mellon served as sub-custodian of Real Strategies Fund’s, Situs Fund’s and Technical Opportunities Fund’s foreign assets and received fees for these services. Huntington and Brown Brothers Harriman receive fees based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

Compliance Services--The Trust has contracted with Huntington to provide a Chief Compliance Officer to the Trust, for which it pays Huntington $125,000 annually.

General--Certain officers of the Trust are Officers, Directors and/or Trustees of the above companies.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in a certain affiliated money market fund which is managed by the Advisor. Income distributions earned from investments in this fund are recorded as income from affiliates in the accompanying financial statements. A summary of each Fund’s investment in such affiliated money market fund (Huntington Money Market Fund) is set forth below:

Fund	12/31/08 Market Value	Purchases	Sales	6/30/09 Market Value	Income

Dividend Capture Fund	$ 1,066,449	$ 11,876,125	$ (12,914,219)	$ 28,355	$ 348
Growth Fund	4,802,921	21,886,189	(20,406,522)	6,282,588	2,595
Income Equity Fund	824,125	11,426,597	(10,844,605)	1,406,117	654
International Equity	--	35,470,843	(16,109,333)	19,361,510	120
Macro 100 Fund	390,262	7,974,235	(7,937,102)	427,395	671
Mid Corp America Fund	6,852,029	20,308,949	(19,716,042)	7,444,936	2,580
New Economy Fund	2,270,234	11,436,927	(9,164,801)	4,542,360	800
Real Strategies Fund	599	21,178,975	(9,558,786)	11,620,788	1,688
Rotating Markets Fund	1,561,043	9,581,854	(6,136,075)	5,006,822	847
Situs Fund	583,711	39,431,678	(32,064,102)	7,951,287	1,323
Technical Opportunities Fund	630,956	3,648,552	(3,448,039)	831,469	215
Fixed Income Securities Fund	2,903,014	47,280,780	(48,757,404)	1,426,390	1,256
Intermediate Government Income Fund	3,300,707	27,211,164	(26,407,988)	4,103,883	1,233
Mortgage Securities Fund	3,152,409	24,431,237	(22,248,775)	5,334,871	1,407
Short/Intermediate Fixed Income Securities Fund	3,132,281	47,326,718	(46,436,002)	4,022,997	1,475

Effective June 15, 2009, the Money Market Fund, Ohio Municipal Money Market Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund (collectively the “Money Market Funds”) entered into a fee waiver and expense reimbursement agreement with the Advisor whereby the Advisor has agreed to waive fees or reimburse expenses in amounts necessary to maintain a minimum yield of 0.01% and in which the Money Market Funds have agreed to repay amounts that were waived or reimbursed by the Advisor for a period up to three years after such waiver or reimbursement was made to the extent that such repayments would not cause the yield of a class to decrease below 0.01%. As of June 30, 2009, the following amounts have been waived or reimbursed by the Advisor and are subject to repayment by the respective fund:

Fund	Amount Waived or Reimbursed	Expiring Beginning June 30,

Money Market Fund	$ 117,691	2012
Ohio Municipal Money Market Fund	4,499	2012
Tax-Free Money Market Fund	5,006	2012
U.S. Treasury Money Market Fund	129,534	2012

(4) Rotating Markets Fund, Real Strategies Fund and Technical Opportunities Fund Structure

Rotating Markets Fund, Real Strategies Fund and Technical Opportunities Fund (“Investing Funds”), in accordance with their prospectus, seek to achieve their investment objectives by investing in other investment companies (“Underlying Funds”) with similar investment objectives. As a result, investors in the Investing Funds incur expenses of both the Investing Funds and Underlying Funds, including transaction costs related to the purchases and sales of Underlying Fund shares.

(5) Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 2009, were as follows:

Fund	Purchases	Sales

Dividend Capture Fund	$ 32,191,056	$ 29,303,170
Growth Fund	86,849,561	82,407,615
Income Equity Fund	33,739,068	31,365,406
International Equity Fund	75,927,991	26,820,944
Macro 100 Fund	8,057,426	622,067
Mid Corp America Fund	16,334,974	4,473,906
New Economy Fund	12,052,909	14,915,034
Real Strategies Fund	13,990,223	6,761,429
Rotating Markets Fund	37,462,193	37,680,470
Situs Fund	42,803,340	20,271,708
Technical Opportunities Fund	19,673,668	17,309,263
Fixed Income Securities Fund	58,680,458	32,602,998
Intermediate Government Income Fund	16,863,477	17,594,502
Mortgage Securities Fund	22,053,980	9,517,365
Ohio Tax-Free Fund	11,204,630	4,284,759
Short/Intermediate Fixed Income Securities Fund	48,540,579	18,087,785

Purchases and sales of long-term U.S. government securities, for the period ended June 30, 2009, were as follows:

Fund	Purchases	Sales

Fixed Income Securities Fund	$ 24,645,458	$ 9,336,295
Intermediate Government Income Fund	14,864,317	17,594,502
Mortgage Securities Fund	21,792,520	9,083,760
Short/Intermediate Fixed Income Securities Fund	23,624,602	8,974,100

(6) Concentration of Credit Risk

Since each of Ohio Municipal Money Market Fund and Ohio Tax-Free Fund invest a substantial portion of their assets in issuers located in the state of Ohio, they will be more susceptible to factors adversely affecting issuers of Ohio than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at June 30, 2009, the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies, as indicated on each Fund’s Portfolio of Investments.

(7) Subsequent Event

Effective on August 1, 2009, the front-end sales charge on Class A Shares of the following Funds was reduced as noted in the table below:

Fund	Prior Front-End Sales Charge	New Front-End Sales Charge

Dividend Capture Fund	5.75%	4.75%
Growth Fund	5.75%	4.75%
Income Equity Fund	5.75%	4.75%
International Equity Fund	5.75%	4.75%
Macro 100 Fund	5.75%	4.75%
Mid Corp America Fund	5.75%	4.75%
New Economy Fund	5.75%	4.75%
Real Strategies Fund	5.75%	4.75%
Rotating Markets Fund	5.75%	4.75%
Situs Fund	5.75%	4.75%
Technical Opportunities Fund	5.75%	4.75%
Fixed Income Securities Fund	4.75%	3.75%
Intermediate Government Income Fund	4.75%	3.75%
Mortgage Securities Fund	4.75%	3.75%
Ohio Tax-Free Fund	4.75%	3.75%

Supplemental Information (Unaudited)

Shareholder Expense Example

Fund Expenses--As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire six-month period from January 1, 2009 to June 30, 2009.

Actual Expenses--The “actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the “actual” line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes--The “hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the “hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value, January 1, 2009	Ending Account Value, June 30, 2009	Expenses Paid During Period(1)	Annualized Expense Ratio

Money Market Fund
Institutional Shares	Actual	$1,000.00	$1,000.10	$2.58	0.52%
	Hypothetical (2)	$1,000.00	$1,022.22	$2.61	0.52%
Class A Shares	Actual	$1,000.00	$1,000.10	$2.43	0.49%
	Hypothetical (2)	$1,000.00	$1,022.36	$2.46	0.49%
Class B Shares	Actual	$1,000.00	$1,000.10	$2.28	0.46%
	Hypothetical (2)	$1,000.00	$1,022.51	$2.31	0.46%
Interfund	Actual	$1,000.00	$1,000.30	$2.08	0.42%
	Hypothetical (2)	$1,000.00	$1,022.71	$2.11	0.42%

Ohio Municipal Money Market Fund
Institutional Shares	Actual	$1,000.00	$1,001.00	$4.42	0.89%
	Hypothetical (2)	$1,000.00	$1,020.38	$4.46	0.89%
Class A Shares	Actual	$1,000.00	$1,000.20	$5.26	1.06%
	Hypothetical (2)	$1,000.00	$1,019.54	$5.31	1.06%

Tax-Free Money Market Fund
Institutional Shares	Actual	$1,000.00	$1,001.00	$4.32	0.87%
	Hypothetical (2)	$1,000.00	$1,020.48	$4.36	0.87%
Class A Shares	Actual	$1,000.00	$1,000.20	$5.06	1.02%
	Hypothetical (2)	$1,000.00	$1,019.74	$5.11	1.02%

U.S. Treasury Money Market Fund
Institutional Shares	Actual	$1,000.00	$1,000.10	$1.14	0.23%
	Hypothetical (2)	$1,000.00	$1,023.65	$1.15	0.23%
Class A Shares	Actual	$1,000.00	$1,000.10	$1.14	0.23%
	Hypothetical (2)	$1,000.00	$1,023.65	$1.15	0.23%

Dividend Capture Fund
Institutional Shares	Actual	$1,000.00	$1,022.60	$6.97	1.39%
	Hypothetical (2)	$1,000.00	$1,017.90	$6.95	1.39%
Class A Shares	Actual	$1,000.00	$1,021.30	$8.22	1.64%
	Hypothetical (2)	$1,000.00	$1,016.66	$8.20	1.64%
Class B Shares	Actual	$1,000.00	$1,020.60	$10.72	2.14%
	Hypothetical (2)	$1,000.00	$1,014.18	$10.69	2.14%

Growth Fund
Institutional Shares	Actual	$1,000.00	$999.70	$5.85	1.18%
	Hypothetical (2)	$1,000.00	$1,018.94	$5.91	1.18%
Class A Shares	Actual	$1,000.00	$998.40	$7.09	1.43%
	Hypothetical (2)	$1,000.00	$1,017.70	$7.15	1.43%
Class B Shares	Actual	$1,000.00	$995.50	$9.55	1.93%
	Hypothetical (2)	$1,000.00	$1,015.22	$9.64	1.93%

Income Equity Fund
Institutional Shares	Actual	$1,000.00	$968.80	$5.86	1.20%
	Hypothetical (2)	$1,000.00	$1,018.84	$6.01	1.20%
Class A Shares	Actual	$1,000.00	$967.00	$7.07	1.45%
	Hypothetical (2)	$1,000.00	$1,017.60	$7.25	1.45%
Class B Shares	Actual	$1,000.00	$965.10	$9.50	1.95%
	Hypothetical (2)	$1,000.00	$1,015.12	$9.74	1.95%

International Equity Fund
Institutional Shares	Actual	$1,000.00	$1,099.00	$8.17	1.57%
	Hypothetical (2)	$1,000.00	$1,017.01	$7.85	1.57%
Class A Shares	Actual	$1,000.00	$1,097.60	$9.47	1.82%
	Hypothetical (2)	$1,000.00	$1,015.77	$9.10	1.82%
Class B Shares	Actual	$1,000.00	$1,093.80	$12.04	2.32%
	Hypothetical (2)	$1,000.00	$1,013.29	$11.58	2.32%

Macro 100 Fund
Institutional Shares	Actual	$1,000.00	$1,050.70	$7.83	1.54%
	Hypothetical (2)	$1,000.00	$1,017.16	$7.70	1.54%
Class A Shares	Actual	$1,000.00	$1,048.10	$9.09	1.79%
	Hypothetical (2)	$1,000.00	$1,015.92	$8.95	1.79%
Class B Shares	Actual	$1,000.00	$1,045.70	$11.62	2.29%
	Hypothetical (2)	$1,000.00	$1,013.44	$11.43	2.29%

Mid Corp America Fund
Institutional Shares	Actual	$1,000.00	$1,085.60	$6.93	1.34%
	Hypothetical (2)	$1,000.00	$1,018.15	$6.71	1.34%
Class A Shares	Actual	$1,000.00	$1,083.20	$8.21	1.59%
	Hypothetical (2)	$1,000.00	$1,016.91	$7.95	1.59%
Class B Shares	Actual	$1,000.00	$1,081.50	$10.79	2.09%
	Hypothetical (2)	$1,000.00	$1,014.43	$10.44	2.09%

New Economy Fund
Institutional Shares	Actual	$1,000.00	$1,183.30	$8.28	1.53%
	Hypothetical (2)	$1,000.00	$1,017.21	$7.65	1.53%
Class A Shares	Actual	$1,000.00	$1,182.90	$9.63	1.78%
	Hypothetical (2)	$1,000.00	$1,015.97	$8.90	1.78%
Class B Shares	Actual	$1,000.00	$1,178.20	$12.31	2.28%
	Hypothetical (2)	$1,000.00	$1,013.49	$11.38	2.28%

Real Strategies Fund
Institutional Shares	Actual	$1,000.00	$1,081.60	$7.07	1.37%
	Hypothetical (2)	$1,000.00	$1,018.00	$6.85	1.37%
Class A Shares	Actual	$1,000.00	$1,079.30	$8.35	1.62%
	Hypothetical (2)	$1,000.00	$1,016.76	$8.10	1.62%
Class B Shares	Actual	$1,000.00	$1,077.40	$10.92	2.12%
	Hypothetical (2)	$1,000.00	$1,014.28	$10.59	2.12%

Rotating Markets Fund
Institutional Shares	Actual	$1,000.00	$1,120.30	$6.20	1.18%
	Hypothetical (2)	$1,000.00	$1,018.94	$5.91	1.18%
Class A Shares	Actual	$1,000.00	$1,118.30	$7.51	1.43%
	Hypothetical (2)	$1,000.00	$1,017.70	$7.15	1.43%
Class B Shares	Actual	$1,000.00	$1,115.50	$10.12	1.93%
	Hypothetical (2)	$1,000.00	$1,015.22	$9.64	1.93%

Situs Fund
Institutional Shares	Actual	$1,000.00	$1,097.80	$7.07	1.36%
	Hypothetical (2)	$1,000.00	$1,018.05	$6.80	1.36%
Class A Shares	Actual	$1,000.00	$1,097.10	$8.37	1.61%
	Hypothetical (2)	$1,000.00	$1,016.81	$8.05	1.61%
Class B Shares	Actual	$1,000.00	$1,094.50	$10.96	2.11%
	Hypothetical (2)	$1,000.00	$1,014.33	$10.54	2.11%

Technical Opportunities Fund
Institutional Shares	Actual	$1,000.00	$966.70	$10.29	2.11%
	Hypothetical (2)	$1,000.00	$1,014.33	$10.54	2.11%
Class A Shares	Actual	$1,000.00	$965.10	$11.55	2.37%
	Hypothetical (2)	$1,000.00	$1,013.04	$11.83	2.37%
Class B Shares	Actual	$1,000.00	$963.40	$14.60	3.00%
	Hypothetical (2)	$1,000.00	$1,009.92	$14.95	3.00%

Fixed Income Securities Fund
Institutional Shares	Actual	$1,000.00	$1,022.70	$5.37	1.07%
	Hypothetical (2)	$1,000.00	$1,019.49	$5.36	1.07%
Class A Shares	Actual	$1,000.00	$1,021.40	$6.62	1.32%
	Hypothetical (2)	$1,000.00	$1,018.25	$6.61	1.32%
Class B Shares	Actual	$1,000.00	$1,019.00	$9.11	1.82%
	Hypothetical (2)	$1,000.00	$1,015.77	$9.10	1.82%

Intermediate Government Income Fund
Institutional Shares	Actual	$1,000.00	$1,001.40	$5.41	1.09%
	Hypothetical (2)	$1,000.00	$1,019.39	$5.46	1.09%
Class A Shares	Actual	$1,000.00	$1,000.20	$6.65	1.34%
	Hypothetical (2)	$1,000.00	$1,018.15	$6.71	1.34%
Class B Shares	Actual	$1,000.00	$996.80	$9.11	1.84%
	Hypothetical (2)	$1,000.00	$1,015.67	$9.20	1.84%

Mortgage Securities Fund
Institutional Shares	Actual	$1,000.00	$1,013.30	$5.49	1.10%
	Hypothetical (2)	$1,000.00	$1,019.34	$5.51	1.10%
Class A Shares	Actual	$1,000.00	$1,011.90	$6.73	1.35%
	Hypothetical (2)	$1,000.00	$1,018.10	$6.76	1.35%
Class B Shares	Actual	$1,000.00	$1,010.30	$9.22	1.85%
	Hypothetical (2)	$1,000.00	$1,015.62	$9.25	1.85%

Ohio Tax-Free Fund
Institutional Shares	Actual	$1,000.00	$1,023.20	$5.97	1.19%
	Hypothetical (2)	$1,000.00	$1,018.89	$5.96	1.19%
Class A Shares	Actual	$1,000.00	$1,022.00	$7.27	1.45%
	Hypothetical (2)	$1,000.00	$1,017.60	$7.25	1.45%
Class B Shares	Actual	$1,000.00	$1,019.50	$9.76	1.95%
	Hypothetical (2)	$1,000.00	$1,015.12	$9.74	1.95%

Short/Intermediate Fixed Income Securities Fund
Institutional Shares	Actual	$1,000.00	$1,046.10	$5.48	1.08%
	Hypothetical (2)	$1,000.00	$1,019.44	$5.41	1.08%
Class A Shares	Actual	$1,000.00	$1,044.80	$6.74	1.33%
	Hypothetical (2)	$1,000.00	$1,018.20	$6.66	1.33%

(1) Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Funds’ Adviser for the period beginning January 1, 2009 through June 30, 2009. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(2) Hypothetical assumes 5% annual return before expenses.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-253-0412 or at www.huntingtonfunds.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (call 1-202-551-8090 for information on the operation of the Public Reference Room.) You may also access this information at www.huntingtonfunds.com by selecting “Form N-Q”.

The Huntington National Bank, a subsidiary of Huntington Bancshares, Inc., is the Administrator, Financial Administrator and Custodian of The Huntington Funds. Huntington Asset Advisors, Inc., a subsidiary of The Huntington National Bank, serves as Investment Advisor to the Funds. Unified Fund Services, Inc., a subsidiary of Huntington Bancshares, Inc., is Sub-Administrator to the Funds.

Mutual funds, including money market funds, are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

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[Logo of Huntington Funds]

Huntington Funds Shareholder Services: 1-800-253-0412

27057 (8/09)

[Logo of Huntington Funds]

Semi-Annual

Shareholder

Report

Equity Funds

Huntington VA Balanced Fund
Huntington VA Dividend Capture Fund
Huntington VA Growth Fund
Huntington VA Income Equity Fund
Huntington VA International Equity Fund
Huntington VA Macro 100 Fund
Huntington VA Mid Corp America Fund
Huntington VA New Economy Fund
Huntington VA Real Strategies Fund
Huntington VA Rotating Markets Fund
Huntington VA Situs Fund

Income Funds

Huntington VA Mortgage Securities Fund

JUNE 30, 2009

Huntington VA Balanced Fund

Portfolio of Investments Summary Table (unaudited)
June 30, 2009

Asset Allocation	Percentage of Market Value
Equity Mutual Funds[1]	58.9%
Fixed Income Mutual Funds[1]	37.5%
Cash[2]	3.6%
TOTAL	100.0%

1 Investments in affiliated funds.

2 Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2009, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)
June 30, 2009

Shares		Value
MUTUAL FUNDS -- 97.6% (a)
17,267	Huntington Fixed Income Securities Fund, Institutional Shares	$368,646
6,437	Huntington VA Dividend Capture Fund	46,730
34,292	Huntington VA Growth Fund	209,522
22,000	Huntington VA Income Equity Fund	139,701
10,453	Huntington VA International Equity Fund	115,820
8,984	Huntington VA Macro 100 Fund	58,130
3,975	Huntington VA Mid Corp America Fund	46,624
7,063	Huntington VA Mortgage Securities Fund	76,138
5,656	Huntington VA New Economy Fund	52,548
3,048	Huntington VA Situs Fund	29,078

Total Mutual Funds (Cost $1,088,624)		1,142,937

CASH EQUIVALENTS -- 3.6% (a)
43,023	Huntington Money Market Fund, Interfund Shares, 0.010% (b)	$43,023

Total Cash Equivalents (Cost $43,023)		43,023

Total Investments (Cost $1,131,647) -- 101.2%		1,185,960

Liabilities in Excess of Other Assets -- (1.2)%		(14,613)

Net Assets -- 100.0%		$1,171,347

Huntington VA Dividend Capture Fund

Portfolio of Investments Summary Table (unaudited)
June 30, 2009

Asset Allocation	Percentage of Market Value
Common Stock (includes 15.2% Real Estate Investment Trusts)	68.5%
Preferred Stock (includes 1.1% Real Estate Investment Trusts)	29.4%
Exchange Traded Funds	1.3%
Cash[1]	0.8%
TOTAL	100.0%

1 Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2009, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)
June 30, 2009

Shares		Value
COMMON STOCKS -- 67.9%
	Consumer Discretionary -- 6.3%
15,000	Family Dollar Stores, Inc.	$424,500
32,000	Foot Locker, Inc.	335,040
5,000	Kimberly-Clark Corp.	262,150
6,000	Sherwin-Williams Co.	322,500
3,500	The Stanley Works	118,440
10,000	The TJX Cos., Inc.	314,600

		1,777,230

	Consumer Staples -- 4.2%
11,000	ConAgra Foods, Inc.	209,660
6,500	General Mills, Inc.	364,130
9,000	Reynolds American, Inc.	347,580
5,000	The Clorox Co.	279,150

		1,200,520

	Energy -- 2.0%
1,500	Eni SpA ADR	71,115
10,000	Marathon Oil Corp.	301,300
3,500	Noble Energy, Inc.	206,395

		578,810

	Financials -- 12.5%
6,000	ACE Ltd.	265,380
11,250	Chubb Corp.	448,650
10,500	JPMorgan Chase & Co.	358,155
7,000	M&T Bank Corp.	356,510
21,500	Montpelier Re Holdings Ltd.	285,735
9,500	Royal Bank of Canada	388,075
6,000	The Bank of New York Mellon Corp.	175,860
1,500	The Travelers Cos., Inc.	61,560
11,000	Torchmark Corp.	407,440
16,000	Unum Group	253,760
22,500	Wells Fargo & Co.	545,850

		3,546,975

	Health Care -- 6.9%
12,000	AstraZeneca PLC ADR	529,680
3,000	Becton, Dickinson & Co.	213,930
11,000	Bristol-Myers Squibb Co.	223,410
10,000	Eli Lilly & Co.	346,400
11,500	Merck & Co., Inc.	$321,540
21,500	Pfizer, Inc.	322,500

		1,957,460

	Industrials -- 8.0%
4,500	Burlington Northern Santa Fe Corp.	330,930
8,500	Cooper Industries Ltd., Class A	263,925
5,500	Dover Corp.	181,995
5,500	Flowserve Corp.	383,955
3,500	Fluor Corp.	179,515
7,000	Harsco Corp.	198,100
7,500	Raytheon Co.	333,225
14,500	Waste Management, Inc.	408,320

		2,279,965

	Materials -- 2.4%
7,000	Allegheny Technologies, Inc.	244,510
5,500	Lubrizol Corp.	260,205
7,500	Sonoco Products Co.	179,625

		684,340

	Real Estate Investment Trusts -- 15.1%
5,000	Corporate Office Properties Trust	146,650
8,000	EastGroup Properties, Inc.	264,160
14,000	Entertainment Properties Trust	288,400
5,500	Equity Residential	122,265
13,000	HCP, Inc.	275,470
7,000	Health Care REIT, Inc.	238,700
9,500	Highwoods Properties, Inc.	212,515
6,500	Home Properties, Inc.	221,650
7,500	Liberty Property Trust	172,800
8,000	Mack-Cali Realty Corp.	182,400
9,000	Mid-America Apartment Communities, Inc.	330,390
10,000	National Health Investors, Inc.	267,100
14,000	National Retail Properties, Inc.	242,900
8,000	PS Business Parks, Inc.	387,520
17,000	Ramco-Gershenson Properties Trust	170,170
8,778	Simon Property Group, Inc.	451,455
6,000	Sovran Self Storage, Inc.	$147,600
11,000	Weingarten Realty Investors	159,610

		4,281,755

	Technology -- 3.3%
2,000	Accenture Ltd., Class A	66,920
10,500	Hewlett-Packard Co.	405,825
4,000	Microsoft Corp.	95,080
7,000	Oracle Corp.	149,940
25,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	235,250

		953,015

	Telecommunications -- 3.3%
10,500	AT&T, Inc.	260,820
17,000	CenturyTel, Inc.	521,900
5,000	Verizon Communications, Inc.	153,650

		936,370

	Utilities -- 3.9%
2,500	Consolidated Edison, Inc.	93,550
20,000	Duke Energy Corp.	291,800
6,000	FirstEnergy Corp.	232,500
2,500	Progress Energy, Inc.	94,575
21,000	Xcel Energy, Inc.	386,610

		1,099,035

Total Common Stocks (Cost $21,453,115)		19,295,475

PREFERRED STOCKS -- 29.2%
	Consumer Discretionary -- 1.2%
6,960	Comcast Corp., 7.000%	159,523
8,145	Viacom, Inc., 6.850%	169,172

		328,695

	Financials -- 25.0%
39,000	ABN AMRO Capital Funding Trust V, 5.900%	454,350
15,000	Allianz SE, 8.375%	336,750
23,000	American International Group, Series A-4, 6.450%	174,800
14,000	ASBC Capital I, 7.625%	268,240
12,000	Barclays Bank PLC, Series 2, 6.625%	211,920
10,000	BB&T Capital Trust V, 8.950%	254,500
12,000	Everest Re Capital Trust II, Series B, 6.200%	238,800
5,774	General Electric Capital Corp., 6.100%	127,028
7,500	HSBC Holdings PLC, Series A, 6.200%	135,600
40,000	ING Groep NV, 6.125%	612,000
23,000	KeyCorp Capital VIII, 7.000%	395,600
17,000	Merrill Lynch & Co. Capital Trust V, 7.280%	$294,270
15,000	MetLife, Inc., Series B, 6.500%	308,250
28,000	Morgan Stanley Capital Trust, 6.600%	549,920
37,000	National City Capital Trust II, 6.625%	700,040
4,000	Partnerre Ltd., Series D, 6.50%	79,960
11,914	PLC Capital Trust IV, 7.250%	234,348
976	PNC Capital Trust E, 7.750%	22,546
14,093	Prudential Financial, Inc., 9.000%	332,313
20,278	Prudential PLC, 6.500%	361,962
15,003	RenaissanceRe Holdings Ltd., Series B, 7.300%	307,712
10,000	RenaissanceRe Holdings Ltd., Series C, 6.080%	179,000
11,000	Royal Bank of Scotland Group PLC, Series N, 6.350%	117,700
4,692	SunTrust Capital IX, 7.875%	99,705
15,000	Telephone & Data Systems, Inc., Series A, 7.600%	308,250

		7,105,564

	Real Estate Investment Trusts -- 1.1%
16,000	Public Storage, Series F, 6.450%	311,040

		311,040

	Utilities -- 1.9%
22,762	BGE Capital Trust II, 6.200%	432,478
4,000	Xcel Energy, Inc., 7.600%	101,320
		533,798

Total Preferred Stocks (Cost $10,323,471)		8,279,097

MUTUAL FUNDS -- 1.3%
	Exchange Traded Funds -- 1.3%
21,000	AMEX Technology SPDR	381,570

Total Mutual Funds (Cost $383,684)		381,570

CASH EQUIVALENTS -- 0.8%
225,544	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	225,544

Total Cash Equivalents (Cost $225,544)		225,544

Total Investments (Cost $32,385,814) -- 99.2%		28,181,686
Other Assets in Excess of Liabilities -- 0.8%		221,756

Net Assets -- 100.0%		$28,403,441

Huntington VA Growth Fund

Portfolio of Investments Summary Table (unaudited)
June 30, 2009

Asset Allocation	Percentage of Market Value
Technology	30.9%
Energy	21.3%
Health Care	9.4%
Industrials	8.3%
Consumer Discretionary	7.9%
Consumer Staples	6.8%
Materials	6.0%
Cash[1]	5.7%
Financials	2.6%
Transportation	1.1%
TOTAL	100.0%

1 Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2009, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)
June 30, 2009

Shares		Value
COMMON STOCKS -- 94.3%
	Consumer Discretionary -- 7.9%
8,500	Lowe’s Cos., Inc.	$164,985
14,800	Macy’s, Inc.	174,048
1,700	Nike, Inc., Class B	88,026
13,200	Pulte Homes, Inc.	116,556
2,100	Sherwin-Williams Co.	112,875
6,000	Urban Outfitters, Inc.*	125,220
6,000	Yum! Brands, Inc.	200,040

		981,750

	Consumer Staples -- 6.8%
2,550	Bunge Ltd.	153,637
1,850	Colgate-Palmolive Co.	130,869
3,750	Hormel Foods Corp.	129,525
2,280	Ralcorp Holding, Inc.*	138,898
2,700	Wal-Mart Stores, Inc.	130,788
9,000	Whole Foods Market, Inc.	170,820

		854,537

	Energy -- 21.3%
3,600	Enbridge, Inc.	125,028
2,700	EnCana Corp.	133,569
5,600	Frontier Oil Corp.	73,416
2,250	Hess Corp.	120,938
3,200	Murphy Oil Corp.	173,824
3,700	National Oilwell Varco, Inc.*	120,842
2,800	Noble Energy, Inc.	165,116
7,000	Occidental Petroleum Corp.	460,670
4,500	Peabody Energy Corp.	135,720
3,650	Petroleo Brasileiro SA ADR	149,577
3,370	Range Resources Corp.	139,552
2,500	Schlumberger Ltd.	135,275
5,550	Southwestern Energy Co.*	215,617
4,900	Tidewater, Inc.	$210,063
1,800	Transocean Ltd.*	133,722
4,400	Ultra Petroleum Corp.*	171,600

		2,664,529

	Financials -- 2.6%
480	BlackRock, Inc.	84,202
1,560	IntercontinentalExchange, Inc.*	178,214
3,720	U.S. Bancorp	66,662

		329,078

	Health Care -- 9.4%
2,205	Express Scripts, Inc.*	151,594
3,000	Gilead Sciences, Inc.*	140,520
5,100	Medco Health Solutions, Inc.*	232,611
3,200	Millipore Corp.*	224,672
4,000	St. Jude Medical, Inc.*	164,400
5,400	Teva Pharmaceutical Industries Ltd. ADR	266,436

		1,180,233

	Industrials -- 8.3%
2,700	Burlington Northern Santa Fe Corp.	198,558
1,260	First Solar, Inc.*	204,271
3,350	Fluor Corp.	171,822
4,000	Union Pacific Corp.	208,240
3,150	W.W. Grainger, Inc.	257,922

		1,040,813

	Materials -- 6.0%
5,120	ArcelorMittal, Class A	$169,370
4,200	Freeport-McMoran Copper & Gold, Inc., Class B	210,462
2,170	Monsanto Co.	161,318
11,710	Vale SA ADR	206,447

		747,597

	Technology -- 30.9%
5,200	Accenture Ltd., Class A	173,992
2,780	Apple Computer, Inc.*	395,955
720	Google, Inc., Class A*	303,545
3,537	Hewlett-Packard Co.	136,705
4,455	International Business Machines Corp.	465,191
7,200	Intuit, Inc.*	202,752
990	MasterCard, Inc., Class A	165,637
5,900	McAfee, Inc.*	248,921
10,850	MEMC Electronic Materials, Inc.*	193,239
7,870	Microsoft Corp.	187,070
13,500	NVIDIA Corp.*	152,415
12,800	Oracle Corp.	274,176
4,900	QUALCOMM, Inc.	221,480
3,350	Research In Motion Ltd.*	238,017
3,800	Salesforce.com, Inc.*	145,046
3,950	Sybase, Inc.*	123,793
10,200	Symantec Corp.*	158,712
4,200	Xilinx, Inc.	85,932

		3,872,578

	Transportation -- 1.1%
4,000	Expeditors International of Washington, Inc.	$133,360

Total Common Stocks (Cost $11,727,536)		11,804,475

CASH EQUIVALENTS -- 5.7%
714,429	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	714,429

Total Cash Equivalents (Cost $714,429)		714,429

Total Investments (Cost $12,441,965) -- 100.0%		12,518,904
Liabilities in Excess of Other Assets -- 0.0%		(1,814)

Net Assets -- 100.0%		$12,517,090

Huntington VA Income Equity Fund

Portfolio of Investments Summary Table (unaudited)
June 30, 2009

Asset Allocation	Percentage of Market Value
Financials	17.9%
Industrials	16.6%
Health Care	12.2%
Consumer Discretionary	10.2%
Technology	8.6%
Utilities	7.1%
Consumer Staples	6.9%
Telecommunications	5.9%
Real Estate Investment Trusts	5.3%
Energy	3.6%
Preferred Stocks	2.2%
Materials	2.1%
Cash[1]	1.4%
TOTAL	100.0%

1 Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2009, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)
June 30, 2009

Shares		Value
COMMON STOCKS -- 96.6%
	Consumer Discretionary -- 10.2%
5,700	Genuine Parts Co.	$191,292
16,200	Home Depot, Inc.	382,806
11,300	Lowe’s Cos., Inc.	219,333
3,800	McDonald’s Corp.	218,462
3,500	Sherwin-Williams Co.	188,125
11,600	Time Warner, Inc.	292,204
5,500	Whirlpool Corp.	234,080

		1,726,302

	Consumer Staples -- 6.9%
16,300	ConAgra Foods, Inc.	310,678
7,800	General Mills, Inc.	436,956
17,400	SUPERVALU, Inc.	225,330
4,200	Wal-Mart Stores, Inc.	203,448

		1,176,412

	Energy -- 3.6%
4,900	BP PLC ADR	233,632
2,900	Chevron Texaco Corp.	192,125
4,400	ConocoPhillips	185,064

		610,821

	Financials -- 18.0%
45,600	AEGON NV	280,896
39,200	Banco Santander SA ADR	474,320
9,500	Bank of Montreal	400,425
13,900	Barclays PLC ADR	256,316
13,000	BB&T Corp.	285,740
9,000	Chubb Corp.	$358,920
12,400	Cincinnati Financial Corp.	277,140
11,400	The Travelers Cos., Inc.	467,856
23,200	XL Capital Ltd., Class A	265,872

		3,067,485

	Health Care -- 12.2%
9,800	AstraZeneca PLC ADR	432,572
10,000	Eli Lilly & Co.	346,400
5,100	Merck & Co., Inc.	142,596
26,600	Pfizer, Inc.	399,000
12,000	Sanofi-Aventis ADR	353,880
8,900	Wyeth	403,971

		2,078,419

	Industrials -- 16.7%
9,800	Eastman Chemical Co.	371,420
5,500	General Dynamics Corp.	304,645
14,200	Ingersoll Rand Co.	296,780
4,200	L-3 Communications Holdings, Inc.	291,396
8,000	Northrop Grumman Corp.	365,440
15,000	Pitney Bowes, Inc.	328,950
24,800	R.R. Donnelley & Sons Co.	288,176
9,500	Tyco International Ltd.	246,810
12,000	Waste Management, Inc.	337,920

		2,831,537

	Materials -- 2.1%
20,400	Cemex S.A.B. de C.V. ADR*	190,536
3,600	PPG Industries, Inc.	158,040

		348,576

	Real Estate Investment Trusts -- 5.3%
5,900	Health Care REIT, Inc.	$201,190
14,800	Mack-Cali Realty Corp.	337,440
7,162	Simon Property Group, Inc.	368,340

		906,970

	Technology -- 8.6%
10,600	Hewlett-Packard Co.	409,690
3,900	International Business Machines Corp.	407,238
17,100	Microsoft Corp.	406,467
12,600	Tyco Electronics Ltd.	234,234

		1,457,629

	Telecommunications -- 5.9%
7,500	AT&T, Inc.	186,300
8,800	Verizon Communications, Inc.	270,424
12,900	Vodafone Group PLC ADR	251,421
36,100	Windstream Corp.	301,796

		1,009,941

	Utilities -- 7.1%
3,800	Consolidated Edison, Inc.	$142,196
5,800	DTE Energy Co.	185,600
14,400	Duke Energy Corp.	210,096
27,500	NiSource, Inc.	320,650
9,100	Progress Energy, Inc.	344,253

		1,202,795

Total Common Stocks (Cost $18,491,677)		16,416,887

PREFERRED STOCKS -- 2.2%
	Consumer Discretionary -- 2.2%
10,100	Archer Daniels Midland Co., 6.250%	368,549

Total Preferred Stocks (Cost $326,086)		368,549

CASH EQUIVALENTS -- 1.4%
245,165	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	245,165

Total Cash Equivalents (Cost $245,165)		245,165

Total Investments (Cost $19,062,928) -- 100.2%		17,030,601
Liabilities in Excess of Other Assets -- (0.2)%		(29,698)

Net Assets -- 100.0%		$17,000,903

Huntington VA International Equity Fund

Portfolio of Investments Summary Table (unaudited)
June 30, 2009

Asset Allocation	Percentage of Market Value
United Kingdom	22.9%
Japan	15.7%
France	11.5%
Netherlands	6.5%
Germany	5.6%
Switzerland	5.6%
Exchange Traded Funds	5.5%
Cash[1]	4.6%
Spain	4.3%
Canada	4.1%
Italy	3.3%
Singapore	3.3%
Netherlands Antilles	2.5%
Finland	1.7%
Ireland	1.5%
Taiwan	1.2%
Rights	0.2%
TOTAL	100.0%

1 Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2009, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)
June 30, 2009

Shares		Value
COMMON STOCKS -- 89.4%
	Canada -- 4.1%
	Energy -- 1.6%
3,870	EnCana Corp.	$191,449

	Industrials -- 0.9%
2,500	Canadian National Railway Co.	107,400

	Materials -- 1.6%
2,000	Potash Corp. of Saskatchewan, Inc.	186,100

		484,949

	Finland -- 1.7%
	Technology -- 1.7%
14,000	Nokia Oyj ADR	204,120

	France -- 11.5%
	Consumer Discretionary -- 1.8%
8,900	Vivendi	212,666

	Energy -- 2.1%
4,500	Total SA ADR	244,035

	Financials -- 2.8%
17,709	AXA ADR	335,762

	Materials -- 2.2%
3,900	Lafarge SA*	263,953

	Utilities -- 2.6%
1,600	GDF Suez	59,564
6,823	GDF Suez ADR	255,522

		315,086

		1,371,502

	Germany -- 5.6%
	Health Care -- 1.8%
8,700	Stada Arzneimittel AG	$217,833

	Technology -- 2.2%
6,350	SAP AG ADR	255,206

	Utilities -- 1.6%
5,500	E.ON AG ADR	194,815

		667,854

	Ireland -- 1.5%
	Materials -- 1.5%
7,800	CRH PLC	178,340

	Italy -- 3.3%
	Energy -- 1.9%
9,200	Saipem SpA	223,770

	Industrials -- 1.4%
12,056	Finmeccanica SpA	169,617

		393,387

	Japan -- 15.6%
	Consumer Discretionary -- 5.2%
7,010	Honda Motor Co. Ltd. ADR	191,863
16,390	Panasonic Corp. ADR	219,462
20,575	Sharp Corp. ADR	210,071

		621,396

	Consumer Staples -- 2.2%
3,400	Unicharm Corp.	$260,154

	Financials -- 2.5%
13	Japan Prime Realty Investment Corp.	28,208
3	Japan Real Estate Investment Corp.	24,948
39,958	Mitsubishi UFJ Financial Group, Inc. ADR	245,342

		298,498

	Industrials -- 3.1%
2,400	FANUC Ltd.	193,356
11,400	KOMATSU Ltd.	176,586

		369,942

	Technology -- 2.6%
6,351	Canon, Inc. ADR	206,598
400	Nintendo Co. Ltd.	110,590

		317,188

		1,867,178

	Netherlands -- 6.5%
	Consumer Discretionary -- 1.6%
10,725	Koninklijke (Royal) Phillips Electronics NV ADR	197,554

	Financials -- 3.4%
39,708	ING Groep NV ADR	402,639

	Industrials -- 1.5%
8,911	TNT NV ADR	173,765

		773,958

	Netherlands Antilles -- 2.5%
	Energy -- 2.5%
5,580	Schlumberger Ltd.	301,934

	Singapore -- 3.3%
	Industrials -- 1.2%
31,000	Keppel Corp. Ltd.	147,711

	Telecommunications -- 2.1%
12,005	Singapore Telecommunications ADR	243,701

		391,412

	Spain -- 4.3%
	Financials -- 2.0%
18,808	Banco Bilbao Vizcaya Argentaria SA ADR	236,229

	Telecommunications -- 2.3%
4,024	Telefonica SA ADR	273,189

		509,418

	Switzerland -- 5.6%
	Health Care -- 3.3%
6,190	Novartis AG ADR	252,490
1,080	Roche Holding AG	146,843

		399,333

	Materials -- 2.3%
5,930	Syngenta AG ADR	275,864

		675,197

	Taiwan -- 1.2%
	Technology -- 1.2%
15,600	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	$146,796

	United Kingdom -- 22.7%
	Consumer Discretionary -- 4.6%
24,750	Pearson PLC ADR	250,222
6,600	Reckitt Benckiser Group PLC	300,306

		550,528

	Consumer Staples -- 3.5%
23,000	Tate & Lyle PLC	120,505
10,000	Tesco PLC	58,168
13,874	Tesco PLC	241,685

		420,358

	Energy -- 2.6%
2,650	BG Group PLC ADR	223,528
3,600	Royal Dutch Shell PLC, Class A	89,896

		313,424

	Financials -- 2.9%
18,300	Standard Chartered PLC	343,181

	Health Care -- 1.8%
5,945	GlaxoSmithKline PLC ADR	210,096

	Industrials -- 1.8%
36,200	Rolls-Royce Group PLC	215,271

	Materials -- 1.4%
1,000	Rio Tinto PLC ADR	163,870

	Telecommunications -- 2.1%
130,000	Vodafone Group PLC	250,633

	Utilities -- 2.0%
4,300	Scottish & Southern Energy PLC	80,568
8,525	Scottish & Southern Energy PLC ADR	164,106

		244,674

		2,712,035

Total Common Stocks (Cost $12,945,244)		10,678,080

RIGHTS -- 0.2%
	United States -- 0.2%
5,413	Morgan Stanley India Fund, Expiring July 2009 (c)	21,713

Total Rights (Cost $--)		21,713

MUTUAL FUNDS -- 5.5%
	Exchange Traded Funds -- 5.5%
15,200	iShares MSCI Hong Kong Index Fund	208,848
4,800	iShares MSCI South Korea Index Fund	166,992
16,300	iShares MSCI Taiwan Index Fund	164,467
5,413	Morgan Stanley India Fund	114,918

Total Mutual Funds (Cost $624,177)		655,225

CASH EQUIVALENTS -- 4.6%
556,478	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	556,478

Total Cash Equivalents (Cost $556,478)		556,478

Total Investments (Cost $14,125,899) -- 99.7%		11,911,496
Other Assets in Excess of Liabilities -- 0.3%		33,554

Net Assets -- 100.0%		$11,945,050

Huntington VA Macro 100 Fund

Portfolio of Investments Summary Table (unaudited)
June 30, 2009

Asset Allocation	Percentage of Market Value
Health Care	15.4%
Consumer Discretionary	14.5%
Energy	14.4%
Financials	12.1%
Technology	11.6%
Industrials	11.0%
Consumer Staples	10.0%
Materials	3.8%
Utilities	3.7%
Telecommunications	2.4%
Real Estate Investment Trusts	0.7%
Cash[1]	0.4%
TOTAL	100.0%

1 Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2009, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)
June 30, 2009

Shares		Value
COMMON STOCKS -- 99.6%
	Consumer Discretionary -- 14.5%
500	Apollo Group, Inc., Class A*	$35,560
300	AutoZone, Inc.*	45,333
2,100	eBay, Inc.*	35,973
1,700	Family Dollar Stores, Inc.	48,110
800	Fortune Brands, Inc.	27,792
1,100	Hasbro, Inc.	26,664
1,700	International Game Technology	27,030
2,100	Johnson Controls, Inc.	45,612
2,000	Leggett & Platt, Inc.	30,460
1,200	Meredith Corp.	30,660
1,300	Omnicom Group, Inc.	41,054
1,350	Republic Services, Inc., Class A	32,954
2,500	Staples, Inc.	50,425
1,500	The Gap, Inc.	24,600
1,200	The Hershey Co.	43,200
1,000	The TJX Cos., Inc.	31,460
1,000	United Parcel Service, Inc., Class B	49,990

		626,877

	Consumer Staples -- 10.0%
1,700	Avon Products, Inc.	43,826
1,000	Colgate-Palmolive Co.	70,740
1,700	Constellation Brands, Inc.*	21,556
500	Dean Foods Co.*	9,595
1,500	Kellogg Co.	69,855
1,100	McCormick & Co., Inc.	35,783
1,400	Procter & Gamble Co.	$71,540
1,400	SUPERVALU, Inc.	18,130
2,100	Sysco Corp.	47,208
800	The Clorox Co.	44,664

		432,897

	Energy -- 14.4%
900	Apache Corp.	64,935
1,500	BJ Services Co.	20,445
1,400	Chesapeake Energy Corp.	27,762
500	ConocoPhillips	21,030
800	Denbury Resources, Inc.*	11,784
1,100	Devon Energy Corp.	59,950
700	ENSCO International, Inc.	24,409
600	Entergy Corp.	46,512
700	EOG Resources, Inc.	47,544
700	Integrys Energy Group, Inc.	20,993
1,900	Marathon Oil Corp.	57,247
1,200	Nabors Industries Ltd.*	18,696
900	Peabody Energy Corp.	27,144
1,100	Pinnacle West Capital Corp.	33,165
1,300	PPL Corp.	42,848
700	Range Resources Corp.	28,987
900	Rowan Cos., Inc.	17,388
1,400	XTO Energy, Inc.	53,396

		624,235

	Financials -- 12.1%
6,900	Citigroup, Inc.	$20,493
1,900	H&R Block, Inc.	32,737
2,700	Hudson City Bancorp, Inc.	35,883
1,900	JPMorgan Chase & Co.	64,809
2,300	Marshall & Ilsley Corp.	11,040
1,600	Paychex, Inc.	40,320
2,800	Progressive Corp.*	42,308
1,500	SunTrust Banks, Inc.	24,675
1,600	The Allstate Corp.	39,040
700	Torchmark Corp.	25,928
3,000	U.S. Bancorp	53,760
5,054	Wells Fargo & Co.	122,610
1,100	Zions Bancorp	12,716

		526,319

	Health Care -- 15.4%
1,000	Becton, Dickinson & Co.	71,310
500	C.R. Bard, Inc.	37,225
1,000	Genzyme Corp.*	55,670
1,800	Gilead Sciences, Inc.*	84,312
1,900	Johnson & Johnson	107,920
1,100	McKesson Corp.	48,400
1,850	Medtronic, Inc.	64,546
4,200	Mylan Laboratories, Inc.*	54,810
1,300	Patterson Cos., Inc.*	28,210
800	Sigma-Aldrich Corp.	39,648
900	Stryker Corp.	35,766
900	Zimmer Holdings, Inc.*	38,340

		666,157

	Industrials -- 11.0%
500	Flowserve Corp.	34,905
1,100	General Dynamics Corp.	60,929
1,400	Illinois Tool Works, Inc.	52,276
800	ITT Corp.	35,600
600	Jacobs Engineering Group, Inc.*	25,254
2,500	Masco Corp.	23,950
1,000	Pall Corp.	26,560
1,300	Pitney Bowes, Inc.	28,509
1,400	Union Pacific Corp.	72,884
1,300	United Technologies Corp.	67,548
1,700	Waste Management, Inc.	47,872

		476,287

	Materials -- 3.8%
1,800	Ball Corp.	81,288
1,000	Ecolab, Inc.	38,990
1,700	Pactiv Corp.*	36,941
500	The Dow Chemical Co.	8,070

		165,289

	Real Estate Investment Trusts -- 0.7%
1,400	HCP, Inc.	$29,666

	Technology -- 11.6%
800	Affiliated Computer Services, Inc.*	35,536
1,200	BMC Software, Inc.*	40,548
4,200	Cisco Systems, Inc.*	78,288
1,500	Cognizant Technology Solutions Corp., Class A*	40,050
1,300	Electronic Arts, Inc.*	28,236
1,500	Fiserv, Inc.*	68,550
1,700	Intuit, Inc.*	47,872
11,000	Jabil Circuit, Inc.	81,620
3,800	Symantec Corp.*	59,128
3,900	Xerox Corp.	25,272

		505,100

	Telecommunications -- 2.4%
3,400	Verizon Communications, Inc.	104,482

	Utilities -- 3.7%
1,300	Consolidated Edison, Inc.	48,646
1,000	Dominion Resources, Inc.	33,420
1,200	Progress Energy, Inc.	45,396
1,000	Southern Co.	31,160

		158,622

Total Common Stocks (Cost $5,801,878)		4,315,931

CASH EQUIVALENTS -- 0.4%
14,593	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	14,593

Total Cash Equivalents (Cost $14,593)		14,593

Total Investments (Cost $5,816,471) -- 100.0%		4,330,524
Other Assets in Excess of Liabilities -- 0.0%		1,622

Net Assets -- 100.0%		$4,332,146

Huntington VA Mid Corp America Fund

Portfolio of Investments Summary Table (unaudited)
June 30, 2009

Asset Allocation	Percentage of Market Value
Industrials	18.0%
Health Care	14.2%
Technology	13.6%
Consumer Discretionary	12.3%
Financials	11.3%
Energy	7.7%
Materials	6.8%
Utilities	4.7%
Cash[1]	3.9%
Consumer Staples	3.9%
Real Estate Investment Trusts	2.4%
Telecommunications	1.2%
TOTAL	100.0%

1 Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2009, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)
June 30, 2009

Shares		Value
COMMON STOCKS -- 96.1%
	Consumer Discretionary -- 12.3%
3,600	Abercrombie & Fitch Co., Class A	$91,404
1,010	Advance Auto Parts	41,905
2,200	Best Buy Co., Inc.	73,678
3,520	Bob Evans Farms, Inc.	101,165
4,500	BorgWarner, Inc.	153,585
1,240	Darden Restaurants, Inc.	40,895
2,540	DeVry, Inc.	127,102
4,310	Fidelity National Title Group, Inc., Class A	58,314
2,700	Hanover Insurance Group, Inc.	102,897
4,200	J. Crew Group, Inc.*	113,484
2,800	Kohl’s Corp.*	119,700
3,363	Marriott International, Inc., Class A	74,230
5,558	Nordstrom, Inc.	110,549
3,420	PetSmart, Inc.	73,393
1,750	Polo Ralph Lauren Corp.	93,695
5,182	Royal Caribbean Cruises Ltd.	70,164
1,340	Sherwin-Williams Co.	72,025
3,300	The Buckle, Inc.	104,841
2,193	The Stanley Works	74,211
1,400	UniFirst Corp.	52,038
2,120	V.F. Corp.	117,342
1,430	Whirlpool Corp.	60,861
1,100	Wolverine World Wide, Inc.	24,266

		1,951,744

	Consumer Staples -- 3.9%
4,430	Church & Dwight Co., Inc.	$240,593
3,570	Constellation Brands, Inc.*	45,268
4,000	Dr. Pepper Snapple Group, Inc.*	84,760
2,911	Ralcorp Holding, Inc.*	177,338
5,294	SUPERVALU, Inc.	68,557

		616,516

	Energy -- 7.7%
600	Baker Hughes, Inc.	21,864
6,458	Chesapeake Energy Corp.	128,062
1,600	Forest Oil Corp.*	23,872
4,100	Helmerich & Payne, Inc.	126,567
1,233	Mariner Energy, Inc.*	14,488
3,870	Murphy Oil Corp.	210,218
3,900	National Fuel Gas Co.	140,712
5,784	Noble Energy, Inc.	341,083
800	Smith International, Inc.	20,600
9,200	Spectra Energy Corp.	155,664
1,593	Unit Corp.*	43,919

		1,227,049

	Financials -- 11.3%
1,500	Allied World Assurance Co. Holdings Ltd.	61,245
2,900	BancorpSouth, Inc.	59,537
7,360	BB&T Corp.	161,773
5,200	Cincinnati Financial Corp.	116,220
3,759	City National Corp.	138,444
580	Everest Re Group Ltd.	41,511
4,610	First American Financial Corp.	119,445
2,417	FirstMerit Corp.	41,041
1,021	Fulton Financial Corp.	$5,319
1,310	HCC Insurance Holdings, Inc.	31,453
3,000	Invesco Ltd.	53,460
2,767	Legg Mason, Inc.	67,459
4,000	Lincoln National Corp.	68,840
1,800	M&T Bank Corp.	91,674
8,636	Old Republic International Corp.	85,065
6,340	Principal Financial Group	119,446
3,030	Prosperity Bancshares, Inc.	90,385
3,100	T. Rowe Price Group, Inc.	129,177
4,207	Torchmark Corp.	155,827
3,810	Trustmark Corp.	73,609
2,200	Unum Group	34,892
2,900	Wilmington Trust Corp.	39,614

		1,785,436

	Health Care -- 14.2%
14,000	AmerisourceBergen Corp.	248,360
1,680	Biogen Idec, Inc.*	75,852
1,466	Cephalon, Inc.*	83,049
2,600	Coventry Health Care, Inc.*	48,646
400	Genzyme Corp.*	22,268
2,180	Humana, Inc.*	70,327
7,756	Life Technologies Corp.*	323,580
4,133	Lincare Holdings, Inc.*	97,208
10,600	Mylan Laboratories, Inc.*	138,330
3,120	Owens & Minor, Inc.	136,719
5,300	PDL BioPharma, Inc.	41,870
2,200	Quest Diagnostics, Inc.	124,146
4,540	St. Jude Medical, Inc.*	186,594
10,213	Thermo Fisher Scientific, Inc.*	416,384
5,420	Watson Pharmaceutical, Inc.*	182,437
2,800	WellCare Health Plans, Inc.*	51,772

		2,247,542

	Industrials -- 18.0%
1,375	Alliant Techsystems, Inc.*	113,245
4,200	CNH Global NV*	58,968
6,612	Cooper Industries Ltd., Class A	205,303
4,800	Cummins, Inc.	169,008
2,200	Elbit Systems Ltd.	136,070
3,200	EMCOR Group, Inc.*	64,384
400	G&K Services, Inc., Class A	8,460
4,000	General Cable Corp.*	150,320
3,700	ITT Corp.	164,650
7,400	John Bean Technologies Corp.	92,648
7,538	Kennametal, Inc.	144,579
5,459	L-3 Communications Holdings, Inc.	378,745
2,200	Ladish Co., Inc.*	28,534
2,700	Mohawk Industries, Inc.*	96,336
4,679	Pall Corp.	124,274
3,234	Parker Hannifin Corp.	138,933
2,800	Precision Castparts Corp.	204,484
2,800	Quanex Building Products Corp.	31,416
1,000	R.R. Donnelley & Sons Co.	11,620
400	Rockwell International Corp.	$12,848
2,900	Ryder System, Inc.	80,968
2,200	Stericycle, Inc.*	113,366
3,021	Teleflex, Inc.	135,431
4,200	Thomas & Betts Corp.*	121,086
3,528	Weatherford International Ltd.*	69,008

		2,854,684

	Materials -- 6.8%
5,800	Albemarle Corp.	148,306
6,200	AptarGroup, Inc.	209,374
800	Ball Corp.	36,128
1,100	Cymer, Inc.*	32,703
4,100	Cytec Industries, Inc.	76,342
3,800	FMC Corp.	179,740
1,900	Innophos Holdings, Inc.	32,091
2,660	Lubrizol Corp.	125,845
400	Minerals Technologies, Inc.	14,408
2,500	Pactiv Corp.*	54,325
1,750	PPG Industries, Inc.	76,825
2,900	RPM International, Inc.	40,716
800	Schnitzer Steel Industries, Inc.	42,288

		1,069,091

	Real Estate Investment Trusts -- 2.4%
2,100	First Industrial Realty Trust, Inc.	9,135
1,700	Home Properties, Inc.	57,970
3,840	Host Hotels & Resorts, Inc.	32,218
1,700	Liberty Property Trust	39,168
1,900	Mid-America Apartment Communities, Inc.	69,749
2,340	PS Business Parks, Inc.	113,349
2,540	Sovran Self Storage, Inc.	62,484

		384,073

	Technology -- 13.6%
34,808	Activision Blizzard, Inc.*	439,625
1,500	Amdocs Ltd.*	32,175
6,700	Arris Group, Inc.*	81,472
2,100	Avocent Corp.*	29,316
3,095	Benchmark Electronics, Inc.*	44,568
3,000	Citrix Systems, Inc.*	95,670
2,160	Electronic Arts, Inc.*	46,915
6,205	Fidelity National Information Services, Inc.	123,852
400	Fiserv, Inc.*	18,280
3,932	FLIR Systems, Inc.*	88,706
5,610	Forrester Research, Inc.*	137,726
4,600	Harris Corp.	130,456
8,080	infoGROUP, Inc.*	46,137
7,110	Integrated Device Technology, Inc.*	42,944
1,700	Intersil Corp., Class A	21,369
4,000	JDA Software Group, Inc.*	59,840
1,500	MEMC Electronic Materials, Inc.*	26,715
1,500	Molex, Inc.	23,325
2,100	Multi-Fineline Electronix, Inc.*	44,940
4,248	NCR Corp.*	$50,254
6,700	NVIDIA Corp.*	75,643
15,620	ON Semiconductor Corp.*	107,153
2,440	Progress Software Corp.*	51,655
4,400	Sybase, Inc.*	137,896
4,238	Teradata Corp.*	99,296
4,062	Varian Semiconductor Equipment Associates, Inc.*	97,447

		2,153,375

	Telecommunications -- 1.2%
3,717	CenturyTel, Inc.	114,112
1,142	Harris Stratex Networks, Inc., Class A*	7,400
1,300	Telus Corp.	33,605
3,000	Turkcell Iletisim Hizmetleri AS ADR	41,580

		196,697

	Utilities -- 4.7%
1,700	AGL Resources, Inc.	54,060
1,396	Allete, Inc.	40,135
2,200	Atmos Energy Corp.	55,088
1,100	Constellation Energy Group, Inc.	29,238
8,481	MDU Resources Group, Inc.	160,884
2,000	New Jersey Resources Corp.	74,080
9,828	Questar Corp.	305,749
1,770	Xcel Energy, Inc.	32,586

		751,820

Total Common Stocks (Cost $14,009,336)		15,238,027

CASH EQUIVALENTS -- 3.9%
613,558	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	$613,558

Total Cash Equivalents (Cost $613,558)		613,558

Total Investments (Cost $14,622,894) -- 100.0%		15,851,585
Liabilities in Excess of Other Assets -- 0.0%		(5,990)

Net Assets -- 100.0%		$15,845,595

Huntington VA New Economy Fund

Portfolio of Investments Summary Table (unaudited)
June 30, 2009

Asset Allocation	Percentage of Market Value
Technology	15.8%
Cash[1]	14.2%
Industrials	14.0%
Consumer Discretionary	13.7%
Health Care	10.7%
Energy	10.6%
Materials	10.6%
Financials	6.2%
Consumer Staples	2.1%
Utilities	2.1%
TOTAL	100.0%

1 Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2009, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)
June 30, 2009

Shares		Value
COMMON STOCKS -- 86.1%
	Consumer Discretionary -- 13.8%
3,700	Advance Auto Parts	$153,513
2,400	Aeropostale, Inc.*	82,248
3,800	American Public Education, Inc.*	150,518
2,500	Bally Technologies, Inc.*	74,800
5,480	Corinthian Colleges, Inc.*	92,776
1,960	DeVry, Inc.	98,079
2,500	O’Reilly Automative, Inc.*	95,200
3,100	PetSmart, Inc.	66,526
2,060	The Buckle, Inc.	65,446
1,700	The Gymboree Corp.*	60,316
4,600	The Warnaco Group, Inc.*	149,040
3,200	Tractor Supply Co.*	132,224
2,400	True Religion Apparel, Inc.*	53,520
2,400	Urban Outfitters, Inc.*	50,088

		1,324,294

	Consumer Staples -- 2.1%
1,700	Diamond Foods, Inc.	47,430
1,100	Energizer Holdings, Inc.*	57,464
6,790	Smithfield Foods, Inc.*	94,856

		199,750

	Energy -- 10.6%
5,000	Alpha Natural Resources, Inc.*	131,350
13,780	Complete Production Services, Inc.*	87,641
1,700	FMC Technologies, Inc.*	63,886
3,100	Helmerich & Payne, Inc.	95,697
2,020	Newfield Exploration Co.*	$65,993
2,800	Patriot Coal Corp.*	17,864
6,900	Patterson-Uti Energy, Inc.	88,734
3,700	Petrohawk Energy Corp.*	82,510
2,100	Range Resources Corp.	86,961
4,000	Southwestern Energy Co.*	155,400
2,680	Ultra Petroleum Corp.*	104,520
1,270	Unit Corp.*	35,014

		1,015,570

	Financials -- 6.2%
3,000	City Holding Co.	91,080
200	CME Group, Inc.	62,222
8,400	Hudson City Bancorp, Inc.	111,636
2,100	The St. Joe Co.*	55,629
3,980	UMB Financial Corp.	151,280
4,400	Valley National Bancorp	51,480
1,500	Westamerica Bancorp	74,415

		597,742

	Health Care -- 10.7%
4,200	Beckman Coulter, Inc.	239,988
6,600	Cepheid, Inc.*	62,172
6,000	CONMED Corp.*	93,120
3,500	Illumina, Inc.*	136,290
670	Intuitive Surgical, Inc.*	109,652
4,200	Life Technologies Corp.*	175,224
2,000	MedAssets, Inc.*	38,900
1,500	MWI Veterinary Supply, Inc.*	$52,290
1,830	Quest Diagnostics, Inc.	103,267
5,260	Sequenom, Inc.*	20,567

		1,031,470

	Industrials -- 14.1%
5,400	AGCO Corp.*	156,978
1,510	Ameron International Corp.	101,231
2,800	Bucyrus International, Inc.	79,968
4,390	Corrections Corp. of America*	74,586
60	First Solar, Inc.*	9,727
1,000	Flowserve Corp.	69,810
4,040	FTI Consulting, Inc.*	204,909
12,060	GrafTech International Ltd.*	136,399
1,400	Granite Construction, Inc.	46,592
1,300	Joy Global, Inc.	46,436
2,900	Lindsay Corp.	95,990
3,410	Rockwell International Corp.	109,529
1,500	SPX Corp.	73,455
940	Stericycle, Inc.*	48,438
1,440	Valmont Industries, Inc.	103,795

		1,357,843

	Materials -- 10.6%
2,200	Agrium, Inc.	87,758
1,200	Allegheny Technologies, Inc.	41,916
2,700	Cliffs Natural Resources, Inc.	66,069
1,000	FMC Corp.	47,300
1,560	Freeport-McMoran Copper & Gold, Inc., Class B	78,172
1,070	Monsanto Co.	79,544
400	Potash Corp. of Saskatchewan, Inc.	37,220
1,800	Sociedad Quimica y Minera de Chile SA ADR	65,142
4,000	Sonoco Products Co.	95,800
3,700	Southern Copper Corp.	75,628
13,380	Steel Dynamics, Inc.	197,087
1,600	Tenaris SA ADR	43,264
1,700	Terra Industries, Inc.	41,174
1,900	Walter Energy, Inc.	68,856

		1,024,930

	Technology -- 15.9%
16,440	Activision Blizzard, Inc.*	$207,637
5,160	Arris Group, Inc.*	62,746
5,720	Atheros Communications, Inc.*	110,053
2,400	Broadcom Corp., Class A*	59,496
3,930	Electronic Arts, Inc.*	85,360
9,320	EMC Corp.*	122,092
9,905	NVIDIA Corp.*	111,827
2,610	Research In Motion Ltd.*	185,440
2,220	Salesforce.com, Inc.*	84,737
4,910	SanDisk Corp.*	72,128
12,900	STEC, Inc.*	299,151
2,900	Sybase, Inc.*	90,886
1,400	VMware, Inc., Class A*	38,178

		1,529,731

	Utilities -- 2.1%
3,185	FirstEnergy Corp.	123,419
2,715	ONEOK, Inc.	80,065

		203,484

Total Common Stocks (Cost $9,915,708)		8,284,814

CASH EQUIVALENTS -- 14.3%
1,372,608	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	1,372,608

Total Cash Equivalents (Cost $1,372,608)		1,372,608

Total Investments (Cost $11,288,316) -- 100.4%		9,657,422
Liabilities in Excess of Other Assets -- (0.4)%		(39,988)

Net Assets -- 100.0%		$9,617,434

Huntington VA Real Strategies Fund

Portfolio of Investments Summary Table (unaudited)
June 30, 2009

Asset Allocation	Percentage of Market Value
Energy	28.7%
Cash[1]	22.1%
Materials	13.4%
Exchange Traded Funds	12.1%
Industrials	8.2%
Real Estate Investment Trusts	5.5%
Consumer Staples	4.1%
Investment Company	2.2%
Utilities	1.9%
Exchange Traded Notes	1.8%
TOTAL	100.0%

1 Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2009, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)
June 30, 2009

Shares		Value
COMMON STOCKS -- 55.9%
	Consumer Staples -- 3.7%
200	Archer-Daniels-Midland Co.	$5,354
1,300	Cosan Ltd., Class A*	6,734
600	Tyson Foods, Inc., Class A	7,566

		19,654

	Energy -- 26.0%
100	Anadarko Petroleum Corp.	4,539
100	Canadian Natural Resources Ltd. ADR	5,249
740	El Paso Corp.	6,830
400	El Paso Pipeline Partners LP	7,012
100	EnCana Corp.	4,947
270	Enterprise Products Partners LP	6,734
100	EOG Resources, Inc.	6,792
300	National Oilwell Varco, Inc.*	9,798
375	Natural Resource Partners LP	7,894
290	Newfield Exploration Co.*	9,474
500	Peabody Energy Corp.	15,080
200	Petroleo Brasileiro SA ADR	8,196
400	Sasol Ltd. ADR	13,928
300	Spectra Energy Corp.	5,076
286	StatoilHydro ASA ADR	5,654
100	Transocean Ltd.*	7,429
400	Valero Energy Corp.	6,756
200	XTO Energy, Inc.	7,628

		139,016

	Industrials -- 7.4%
200	AGCO Corp.*	5,814
200	Bucyrus International, Inc.	5,712
200	Kennametal, Inc.	$3,836
900	Manitowoc Co.	4,734
150	Monsanto Co.	11,151
100	POSCO ADR	8,267

		39,514

	Materials -- 12.1%
150	Agrium, Inc.	5,984
400	Olin Corp.	4,756
70	Potash Corp. of Saskatchewan, Inc.	6,513
100	Rio Tinto PLC ADR	16,387
200	Tenaris SA ADR	5,408
400	Terra Industries, Inc.	9,688
600	Vale SA ADR	10,578
200	Yara International ASA ADR	5,584

		64,898

	Real Estate Investment Trusts -- 5.0%
90	Avalonbay Communities, Inc.	5,035
100	Boston Properties, Inc.	4,770
400	Duke Realty Corp.	3,508
300	Plum Creek Timber Co., Inc.	8,934
103	Vornado Realty Trust	4,638

		26,885

	Utilities -- 1.7%
300	Questar Corp.	9,333

Total Common Stocks (Cost $379,428)		299,300

MUTUAL FUNDS -- 14.5%
	Exchange Traded Funds -- 10.9%
100	Oil Service HOLDRs Trust	$9,768
400	PowerShares DB Agriculture	10,180
400	PowerShares DB US Dollar Index Bearish Fund	10,704
2,000	United States Natural Gas Fund LP	27,740

		58,392

	Exchange Traded Notes -- 1.6%
300	iPath Dow Jones-AIG Livestock Total Return Sub-Index*	8,649

	Investment Company -- 2.0%
900	Central Fund of Canada Ltd. Class A	10,566

Total Mutual Funds (Cost $87,026)		77,607

CASH EQUIVALENTS -- 20.0%
106,980	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	$106,980

Total Cash Equivalents (Cost $106,980)		106,980

Total Investments (Cost $573,434) -- 90.4%		483,887
Other Assets in Excess of Liabilities -- 9.6%		51,127

Net Assets -- 100.0%		$535,014

Huntington VA Rotating Markets Fund

Portfolio of Investments Summary Table (unaudited)
June 30, 2009

Asset Allocation	Percentage of Market Value
Exchange Traded Funds	88.0%
Cash[1]	12.0%
TOTAL	100.0%

1 Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2009, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)
June 30, 2009

Shares		Value
MUTUAL FUNDS -- 88.1%
	Exchange Traded Funds -- 88.1%
1,900	iShares FTSE/Xinhua China 25 Index Fund	$72,903
1,200	iShares MSCI Brazil Index Fund	63,564
12,735	iShares MSCI Canada Index Fund	272,784
60,422	iShares MSCI Emerging Markets Index Fund	1,947,401
21,061	iShares MSCI EMU Index Fund	638,359
61,864	iShares MSCI Japan Index Fund	583,377
17,734	iShares MSCI Pacific ex-Japan Index Fund	561,636
14,800	iShares MSCI Taiwan Index Fund	149,332
650	Market Vectors Russia	13,572
22,375	SPDR S&P BRIC 40	446,829

Total Mutual Funds (Cost $4,121,975)		4,749,757

CASH EQUIVALENTS -- 12.0%
646,745	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	$646,745

Total Cash Equivalents (Cost $646,745)		646,745

Total Investments (Cost $4,768,720) -- 100.1%		5,396,502
Liabilities in Excess of Other Assets -- (0.1)%		(5,752)

Net Assets -- 100.0%		$5,390,750

Huntington VA Situs Fund

Portfolio of Investments Summary Table (unaudited)
June 30, 2009

Asset Allocation	Percentage of Market Value
Industrials	17.4%
Health Care	14.1%
Technology	12.6%
Materials	11.1%
Financials	9.7%
Consumer Discretionary	9.1%
Energy	7.7%
Cash[1]	5.7%
Consumer Staples	3.6%
Telecommunications	3.3%
Utilities	3.3%
Real Estate Investment Trusts	1.4%
Exchange Traded Funds	1.0%
TOTAL	100.0%

1 Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2009, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)
June 30, 2009

Shares		Value
COMMON STOCKS -- 93.4%
	Bermuda -- 2.8%
	Financials -- 2.8%
6,250	Arch Capital Group Ltd.*	$366,125

	Brazil -- 0.1%
	Consumer Discretionary -- 0.1%
500	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	19,230

	Cayman Islands -- 1.8%
	Consumer Discretionary -- 0.9%
5,000	Garmin Ltd.	119,100

	Consumer Staples -- 0.9%
7,100	Fresh Del Monte Produce, Inc.*	115,446

		234,546

	Chile -- 0.2%
	Materials -- 0.2%
800	Sociedad Quimica y Minera de Chile SA ADR	28,952

	Finland -- 1.3%
	Industrials -- 1.3%
2,000	Cargotec Corp., Class B	34,310
4,200	Kone Oyj, Class B	128,608

		162,918

	Germany -- 0.8%
	Consumer Staples -- 0.4%
1,500	Douglas Holding AG	56,957

	Health Care -- 0.4%
1,900	Stada Arzneimittel AG	47,572

		104,529

	Hong Kong -- 0.4%
	Consumer Discretionary -- 0.4%
13,000	Television Broadcasts Ltd.	$52,253

	Ireland -- 0.6%
	Consumer Staples -- 0.6%
3,500	Kerry Group PLC	79,828

	Japan -- 1.3%
	Consumer Discretionary -- 0.3%
1,500	Honda Motor Co. Ltd. ADR	41,055

	Industrials -- 0.2%
3,500	Sato Corp.	32,195

	Technology -- 0.8%
14,800	Furuno Electric Co. Ltd.	98,339

		171,589

	Sweden -- 0.3%
	Consumer Discretionary -- 0.3%
4,800	Haldex AB*	33,150

	United Kingdom -- 0.7%
	Technology -- 0.7%
26,003	Halma PLC	85,123

	United States -- 83.1%
	Consumer Discretionary -- 7.1%
8,000	Cabela’s, Inc., Class A*	98,400
3,000	Ennis, Inc.	37,380
2,000	Fossil, Inc.*	48,160
3,000	Jakks Pacific, Inc.*	38,490
1,500	Polo Ralph Lauren Corp.	80,310
8,500	Quanta Services, Inc.*	196,605
2,000	Rent-A-Center, Inc.*	$35,660
11,000	ScanSource, Inc.*	269,720
1,000	Speedway Motorsports, Inc.	13,760
5,000	Urban Outfitters, Inc.*	104,350

		922,835

	Consumer Staples -- 1.7%
7,000	Owens-Illinois, Inc.*	196,070
500	Sanderson Farms, Inc.	22,500

		218,570

	Energy -- 7.7%
3,000	Alliance Resource Partners LP	97,500
4,000	Atwood Oceanics, Inc.*	99,640
2,550	Carbo Ceramics, Inc.	87,210
7,800	Denbury Resources, Inc.*	114,894
3,500	Dril-Quip, Inc.*	133,350
1,744	Helix Energy Solutions Group, Inc.*	18,957
1,000	Lufkin Industries, Inc.	42,050
3,000	Newfield Exploration Co.*	98,010
3,000	Oceaneering International, Inc.*	135,600
2,000	Rowan Cos., Inc.	38,640
2,500	Saint Mary Land & Exploration Co.	52,175
3,000	TETRA Technologies, Inc.*	23,880
1,500	Tidewater, Inc.	64,305

		1,006,211

	Financials -- 6.9%
8,000	BB&T Corp.	175,840
10,000	Cullen/Frost Bankers, Inc.	461,200
15,000	Protective Life Corp.	171,600
2,000	SCBT Financial Corp.	47,380
1,500	WSFS Financial Corp.	40,965

		896,985

	Health Care -- 13.7%
20,000	Albany Molecular Research*	167,800
650	Bio-Rad Laboratories, Inc., Class A*	49,062
9,000	Cerner Corp.*	560,610
5,500	Edwards LifeSciences Corp.*	374,165
3,000	Kindred Healthcare, Inc.*	37,110
6,000	Kinetic Concepts, Inc.*	163,500
5,000	Lincare Holdings, Inc.*	117,600
7,000	Osiris Therapeutics, Inc.*	94,010
1	PharMerica Corp.*	20
4,000	ViroPharma, Inc.*	23,720
6,000	Watson Pharmaceutical, Inc.*	201,960

		1,789,557

	Industrials -- 16.0%
3,500	Alliant Techsystems, Inc.*	288,260
15,000	BE Aerospace, Inc.*	215,400
2,000	Eastman Chemical Co.	75,800
4,000	EnPro Industries, Inc.*	72,040
3,000	Exlservice Holdings, Inc.*	33,630
5,500	Flowserve Corp.	383,955
5,000	Harsco Corp.	141,500
10,000	Jacobs Engineering Group, Inc.*	420,900
3,000	Overseas Shipholding Group, Inc.	$102,120
2,600	Precision Castparts Corp.	189,878
2,000	Quaker Chemical Corp.	26,580
1,000	Ryder System, Inc.	27,920
2,000	The Timken Co.	34,160
4,000	Trinity Industries, Inc.	54,480
1,000	Watts Water Technologies, Inc., Class A	21,540

		2,088,163

	Materials -- 10.9%
4,000	Albemarle Corp.	102,280
13,000	Ceradyne, Inc.*	229,580
3,000	Commercial Metals Co.	48,090
1,000	Deckers Outdoor Corp.*	70,270
500	Eagle Materials, Inc.	12,620
4,000	RTI International Metals, Inc.*	70,680
11,000	Terra Industries, Inc.	266,420
4,000	Texas Industries, Inc.	125,440
2,400	The Scotts Co.	84,120
20,000	Trimble Navigation Ltd.*	392,600
500	United States Lime & Minerals, Inc.*	21,210
31	Vulcan Materials Co.	1,336

		1,424,646

	Real Estate Investment Trusts -- 1.4%
3,500	Camden Property Trust	96,600
1,064	CBL & Associates Properties, Inc.	5,735
3,500	Equity One, Inc.	46,410
2,000	Weingarten Realty Investors	29,020

		177,765

	Technology -- 11.1%
5,000	ACI Worldwide, Inc.*	69,800
8,000	Anixter International, Inc.*	300,720
4,000	Black Box Corp.	133,880
3,000	Hutchinson Technology, Inc.*	5,850
6,000	Imation Corp.	45,660
4,000	NETGEAR, Inc.*	57,640
1,000	OYO Geospace Corp.*	25,660
14,600	Red Hat, Inc.*	293,898
6,000	Sigma Designs, Inc.*	96,240
20,000	Standard Microsystems Corp.*	409,000

		1,438,348

	Telecommunications -- 3.3%
13,000	CommScope, Inc.*	341,380
12,300	General Communication, Inc., Class A*	85,239

		426,619

	Utilities -- 3.3%
1,000	AGL Resources, Inc.	31,800
5,000	Hawaiian Electric Industries, Inc.	95,300
6,000	Portland General Electric Co.	116,880
7,500	UGI Corp.	191,175

		435,155

		10,824,854

Total Common Stocks (Cost $15,837,462)		12,163,097

MUTUAL FUNDS -- 1.0%
	Exchange Traded Funds -- 1.0%
3,500	iShares FTSE/Xinhua China 25 Index Fund	$134,295

	Total Mutual Funds (Cost $89,145)	134,295

CASH EQUIVALENTS -- 5.7%
733,438	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	733,438

Total Cash Equivalents (Cost $733,438)		733,438

Total Investments (Cost $16,660,045) -- 100.1%		13,030,830
Liabilities in Excess of Other Assets -- (0.1)%		(7,766)

Net Assets -- 100.0%		$13,023,064

Huntington VA Mortgage Securities Fund

Portfolio of Investments Summary Table (unaudited)
June 30, 2009

Asset Allocation	Percentage of Market Value
U.S. Government Mortgage Backed Agencies	57.1%
Collateralized Mortgage Obligations	25.4%
Cash[1]	8.1%
Real Estate Investment Trusts (Includes 6.3% Common Stock and 0.2% Preferred Stock)	6.5%
U.S. Government Agencies	2.9%
TOTAL	100.0%

1 Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2009, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)
June 30, 2009

Shares		Value
COMMON STOCKS -- 6.3%
	Real Estate Investment Trusts -- 6.3%
1,453	Acadia Realty Trust	$18,962
700	Alexandria Real Estate Equities, Inc.	25,053
100	American Campus Communities, Inc.	2,218
600	Boston Properties, Inc.	28,620
1,000	Corporate Office Properties Trust	29,330
1,300	Digital Reality Trust, Inc.	46,605
2,000	Douglas Emmett, Inc.	17,980
1,000	EastGroup Properties, Inc.	33,020
700	Equity Lifestyle Properties, Inc.	26,026
700	Equity Residential	15,561
400	Essex Property Trust, Inc.	24,892
200	Federal Realty Investment Trust	10,304
800	HCP, Inc.	16,952
800	Home Properties, Inc.	27,280
1,300	Host Hotels & Resorts, Inc.	10,907
700	Kimco Realty Corp.	7,035
1,500	Mack-Cali Realty Corp.	34,200
1,300	National Retail Properties, Inc.	22,555
500	Nationwide Health Properties, Inc.	12,870
200	Public Storage, Inc.	13,096
100	Regency Centers Corp.	3,491
516	Simon Property Group, Inc.	26,513
300	SL Green Realty Corp.	6,882
1,000	Tanger Factory Outlet Centers, Inc.	32,430
205	The Macerich Co.	3,610
216	UDR, Inc.	2,231
1,000	Ventas, Inc.	29,860
513	Vornado Realty Trust	23,101

Total Common Stocks (Cost $866,738)		551,584

Principal Amount		Value
U.S. GOVERNMENT MORTGAGE BACKED AGENCIES -- 57.1%
	Federal Home Loan Mortgage Corporation -- 18.6%
$51,555	Pool # M80982, 5.000%, 7/1/12	$53,282
53,048	Pool # M81004, 5.000%, 1/1/13	54,825
22,296	Pool # B18052, 4.500%, 3/1/15	22,880
49,096	Pool # J03237, 5.500%, 8/1/16	51,755
27,121	Pool # E96459, 5.000%, 5/1/18	28,404
24,177	Pool # G18008, 4.500%, 9/1/19	24,863
12,542	Pool # G18015, 4.500%, 10/1/19	12,898
125,348	Pool # G12286, 5.000%, 7/1/21	130,217
98,980	Pool # G12297, 6.000%, 7/1/21	104,819
123,900	Pool # G12425, 5.500%, 10/1/21	129,797
149,555	Pool # E02402, 6.000%, 10/1/22	158,370
67,382	Pool # C90779, 5.000%, 1/1/24	69,412
22,045	Pool # C90837, 5.500%, 6/1/24	22,925
58,981	Pool # C91000, 6.000%, 11/1/26	62,083
250,000	Pool # C91251, 4.500%, 6/1/29	251,910
73,386	Pool # 1G0865, 4.909%, 7/1/35	75,633
156,248	Pool # A55565, 6.000%, 12/1/36	163,405
191,496	Pool # G03498, 5.500%, 11/1/37	197,987

		1,615,465

	Federal National Mortgage Association -- 26.6%
30,210	Pool # 254955, 4.000%, 10/1/10	30,534
19,842	Pool # 255224, 4.000%, 5/1/11	20,215
70,702	Pool # 254717, 4.500%, 4/1/13	72,469
46,709	Pool # 254914, 4.500%, 9/1/13	47,910
206,203	Pool # 786729, 5.500%, 8/1/19	217,371
141,878	Pool #254501, 5.500%, 9/1/22	147,774
21,801	Pool # 254908, 5.000%, 9/1/23	22,399
Principal Amount		Value
U.S. GOVERNMENT MORTGAGE BACKED AGENCIES -- (continued)
	Federal National Mortgage Association -- (continued)
$13,394	Pool # 255360, 5.000%, 8/1/24	$13,743
53,644	Pool # 255711, 5.500%, 4/1/25	55,791
57,668	Pool # 357771, 5.000%, 5/1/25	59,117
50,880	Pool # 255745, 5.500%, 5/1/25	53,041
51,855	Pool # 255767, 5.500%, 6/1/25	53,931
43,366	Pool # 255808, 5.000%, 7/1/25	44,456
142,303	Pool # 255984, 4.500%, 11/1/25	143,290
55,052	Pool # 256116, 6.000%, 2/1/26	57,984
192,359	Pool # 257238, 5.000%, 6/1/28	197,295
24,762	Pool # 721540, 5.000%, 7/1/33	25,338
114,718	Pool # 746683, 5.500%, 10/1/33	119,054
53,737	Pool # 786457, 5.266%, 7/1/34	55,956
40,941	Pool # 845573, 5.609%, 2/1/36	42,514
202,525	Pool # 745511, 5.000%, 4/1/36	206,662
196,437	Pool # 831487, 5.500%, 4/1/36	203,219
194,838	Pool # 868935, 5.500%, 5/1/36	201,564
137,277	Pool # 903812, 5.500%, 12/1/36	142,016
63,011	Pool # 907484, 6.000%, 1/1/37	65,956

		2,299,599

	Government National Mortgage Association -- 11.9%
18,387	Pool # 3590, 5.500%, 8/20/19	19,369
52,245	Pool # 3708, 5.500%, 5/20/20	54,986
67,169	Pool # 3741, 4.500%, 8/20/20	69,225
85,863	Pool # 683937, 6.000%, 2/15/23	91,702
202,876	Pool # 666057, 5.000%, 3/15/23	212,595
13,221	Pool # 3571, 6.500%, 6/20/34	14,047
207,915	Pool # 605653, 5.500%, 8/15/34	215,761
12,233	Pool # 3637, 5.500%, 11/20/34	12,628
46,925	Pool # 3710, 5.000%, 5/20/35	47,791
56,978	Pool # 650348, 5.500%, 11/15/35	59,075
230,097	Pool # 676974, 5.500%, 5/15/38	238,060

		1,035,239

Total U.S. Government Mortgage Backed Agencies (Cost $4,792,109)		4,950,303

COLLATERALIZED MORTGAGE OBLIGATIONS -- 25.4%
	Citicorp Mortgage Securities, Inc. -- 1.4%
122,026	5.500%, 10/25/35	117,494

	Federal Home Loan Bank -- 5.4%
177,350	Series 00-0606, Class Y, 5.270%, 12/28/12	182,830
53,068	Series 6B-2012, Class 1, 5.125%, 4/25/12	55,791
122,571	Series 7I-2012, Class A, 5.000%, 6/15/12	127,396
55,350	Series SK-2015, Class 1, 5.140%, 8/18/15	58,519
39,740	Series Z2-2013, Class A, 4.800%, 2/25/13	41,247

		465,783

Principal Amount or Shares		Value
COLLATERALIZED MORTGAGE OBLIGATIONS -- (continued)
	Federal Home Loan Mortgage Corporation -- 13.2%
$243,076	Series 2541, Class VL, 5.500%, 11/15/20	$257,396
200,000	Series 2542, Class DH, 5.500%, 2/15/22	210,580
1,641	Series 2548, Class HA, 4.500%, 1/15/10	1,646
105,272	Series 2649, Class OL, 4.500%, 4/15/26	107,125
50,000	Series 2672, Class GH, 5.500%, 8/15/31	51,896
80,899	Series 2770, Class TC, 4.000%, 1/15/18	83,310
35,810	Series 3046, Class YA, 5.000%, 2/15/19	36,775
111,871	Series R005, Class AB, 5.500%, 12/15/18	115,747
81,871	Series R007, Class AC, 5.875%, 5/15/16	84,018
194,929	Series R010, Class AB, 5.500%, 12/15/19	200,721

		1,149,214

	Federal National Mortgage Association -- 3.0%
178,337	5.500%, 12/25/16	182,792
9,414	Series 1994-23, Class PK, 6.000%, 5/25/10	9,481
63,788	Series 1999-13, Class PH, 6.000%, 4/25/29	68,685

		260,958

	Government National Mortgage Association -- 2.4%
200,000	5.000%, 5/20/32	210,660

Total Collateralized Mortgage Obligations (Cost $2,128,503)		2,204,109

U.S. GOVERNMENT AGENCIES -- 2.9%
	Federal Farm Credit Bank -- 2.9%
250,000	2.125%, 6/18/12	250,822

Total U.S. Government Agencies (Cost $249,856)		250,822

PREFERRED STOCKS -- 0.2%
	Real Estate Investment Trusts -- 0.2%
300	Simon Property Group, Inc., 6.000%	14,130

Total Preferred Stocks (Cost $21,282)		14,130

CASH EQUIVALENTS -- 8.1%
701,952	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	701,952

Total Cash Equivalents (Cost $701,952)		701,952

Total Investments (Cost $8,760,440) -- 100.0%		8,672,900
Other Assets in Excess of Liabilities -- 0.0%		2,698

Net Assets -- 100.0%		$8,675,598

Huntington Funds

Notes to Portfolio of Investments

(a) Investment in affiliate.

(b) Rate disclosed is the seven day yield as of June 30, 2009.

(c) Security was valued in good faith on June 30, 2009 under procedures established by the Board of Directors.

* Non-income producing security.

The categories of investments are shown as a percentage of net assets.

The following abbreviations are used in the Portfolio of Investments:

ADR	--	American Depositary Receipt
LP	--	Limited Partnership
PLC	--	Public Liability Co.
REIT	--	Real Estate Investment Trust

Huntington Funds

Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

	Huntington VA Balanced Fund	Huntington VA Dividend Capture Fund	Huntington VA Growth Fund	Huntington VA Income Equity Fund
Assets:
Investments, at cost	$1,131,647	$32,385,814	$12,441,965	$19,062,928

Investments, at value	$--	$27,956,142	$11,804,475	$16,785,436
Investments in affiliated securities, at value	1,185,960	225,544	714,429	245,165

Total Investments	1,185,960	28,181,686	12,518,904	17,030,601
Cash	34	--	--	--
Income receivable	955	103,152	9,670	40,754
Receivable for investments sold	--	140,778	--	--
Receivable for shares sold	24,581	6,953	14,743	10,212
Receivable from Adviser	519	--	--	--
Prepaid expenses and other assets	--	4,986	316	--

Total assets	1,212,049	28,437,555	12,543,633	17,081,567

Liabilities:
Options written, at value (premium received $-, $-, $11,737 and $129,386)	--	--	11,226	60,538
Payable for investments purchased	40,101	--	--	--
Payable for shares redeemed	--	8,735	3,502	3,493
Accrued expenses and other payables
Investment adviser fees	84	14,134	6,290	8,457
Administration fees	138	4,302	1,912	2,572
Custodian fees	8	612	273	366
Financial administration fees	84	2,161	309	808
Transfer agent fees	10	1,114	540	745
Compliance service fees	5	234	107	144
Other	272	2,822	2,384	3,541

Total liabilities	40,702	34,114	26,543	80,664

Net Assets	$1,171,347	$28,403,441	$12,517,090	$17,000,903

Net Assets Consist of:
Paid in capital	$1,121,928	$47,336,492	$16,813,113	$27,134,661
Net unrealized appreciation (depreciation) of investments and options	54,313	(4,204,128)	77,450	(1,963,479)
Accumulated net realized loss on investments and options	(8,940)	(15,517,060)	(4,399,493)	(8,517,773)
Accumulated net investment income	4,046	788,137	26,020	347,494

Total Net Assets	$1,171,347	$28,403,441	$12,517,090	$17,000,903

Shares Outstanding	110,694	3,910,129	2,048,892	2,678,332

Net Asset Value, Redemption Price and Offering Price Per Share:
(Net asset value, offering and redemption price per share)	$10.58	$7.26	$6.11	$6.35

Huntington Funds

Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

	Huntington VA International Equity Fund	Huntington VA Macro 100 Fund	Huntington VA Mid Corp America Fund	Huntington VA New Economy Fund
Assets:
Investments, at cost	$14,125,899	$5,816,471	$14,622,894	$11,288,316

Investments, at value	$11,355,018	$4,315,931	$15,238,027	$8,284,814
Investments in affiliated securities, at value	556,478	14,593	613,558	1,372,608

Total Investments	11,911,496	4,330,524	15,851,585	9,657,422
Foreign currencies, at value (cost $4,278, $-, $- and $-)	4,264	--	--	--
Income receivable	27,120	5,873	14,629	5,458
Receivable for shares sold	18,291	2,005	1,553	2,644
Tax reclaims receivable	2,773	--	--	--

Total assets	11,963,944	4,338,402	15,867,767	9,665,524

Liabilities:
Options written, at value (premium received $-, $-, $- and $64,241)	--	--	--	37,503
Payable for shares redeemed	1,596	1,616	5,329	897
Accrued expenses and other payables
Investment adviser fees	5,976	2,171	7,961	4,791
Administration fees	1,609	660	2,422	1,456
Custodian fees	5,490	94	345	208
Financial administration fees	1,081	522	1,609	699
Transfer agent fees	424	207	716	388
Compliance service fees	92	37	134	79
Other	2,626	949	3,656	2,069

Total liabilities	18,894	6,256	22,172	48,090

Net Assets	$11,945,050	$4,332,146	$15,845,595	$9,617,434

Net Assets Consist of:
Paid in capital	$15,628,113	$7,997,689	$16,462,308	$15,167,009
Net unrealized appreciation (depreciation) of investments, options and translations of assets and liabilities in foreign currency	(2,214,313)	(1,485,947)	1,228,691	(1,604,156)
Accumulated net realized loss on investments, options and foreign currency transactions	(1,578,070)	(2,208,037)	(1,914,810)	(3,942,523)
Accumulated net investment income (loss)	109,320	28,441	69,406	(2,896)

Total Net Assets	$11,945,050	$4,332,146	$15,845,595	$9,617,434

Shares Outstanding	1,078,002	669,799	1,350,501	1,035,550

Net Asset Value, Redemption Price and Offering Price Per Share:
(Net asset value, offering and redemption price per share)	$11.08	$6.47	$11.73	$9.29

Huntington Funds

Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

	Huntington VA Real Strategies Fund	Huntington VA Rotating Markets Fund	Huntington VA Situs Fund	Huntington VA Mortgage Securities Fund
Assets:
Investments, at cost	$573,434	$4,768,720	$16,660,045	$8,760,440

Investments, at value	$376,907	$4,749,757	$12,297,392	$7,970,948
Investments in affiliated securities, at value	106,980	646,745	733,438	701,952

Total Investments	483,887	5,396,502	13,030,830	8,672,900
Cash	48,000	--	--	--
Income receivable	534	4,796	8,318	31,680
Receivable for investments sold	--	--	--	3,394
Receivable for shares sold	4,904	735	1,125	24,202

Total assets	537,325	5,402,033	13,040,273	8,732,176

Liabilities:
Payable for investments purchased	--	--	--	4,678
Payable for shares redeemed	967	5,916	4,448	41,736
Accrued expenses and other payables
Investment adviser fees	264	2,714	6,563	4,249
Administration fees	80	825	1,996	1,291
Custodian fees	11	118	--	184
Financial administration fees	560	264	1,103	1,815
Transfer agent fees	12	251	514	339
Compliance service fees	3	44	104	77
Other	414	1,151	2,481	2,209

Total liabilities	2,311	11,283	17,209	56,578

Net Assets	$535,014	$5,390,750	$13,023,064	$8,675,598

Net Assets Consist of:
Paid in capital	$693,832	$7,015,827	$18,589,767	$8,721,956
Net unrealized appreciation (depreciation) of investments, options and translations of assets and liabilities in foreign currency	(89,547)	627,782	(3,629,215)	(87,540)
Accumulated net realized loss on investments, options and foreign currency transactions	(69,953)	(2,305,587)	(1,963,765)	(120,672)
Accumulated net investment income	682	52,728	26,277	161,854

Total Net Assets	$535,014	$5,390,750	$13,023,064	$8,675,598

Shares Outstanding	84,553	613,451	1,364,828	804,595

Net Asset Value, Redemption Price and Offering Price Per Share:
(Net asset value, offering and redemption price per share)	$6.33	$8.79	$9.54	$10.78

Huntington Funds

Statements of Operations
Six Months Ended June 30, 2009 (Unaudited)

	Huntington VA Balanced Fund	Huntington VA Dividend Capture Fund	Huntington VA Growth Fund	Huntington VA Income Equity Fund
Investment Income:
Dividend income	$--	$912,274	$84,305	$414,129
Dividend income from affiliated securities	4,347	51	90	87

Total investment income	4,347	912,325	84,395	414,216

Expenses:
Investment adviser fees	282	77,011	35,191	47,498
Administration fees	480	23,381	10,707	14,431
Custodian fees	28	3,337	1,525	2,058
Transfer and dividend disbursing agent fees and expenses	77	3,892	1,765	2,394
Trustees’ fees	12	851	379	541
Auditing fees	46	1,797	904	1,123
Legal fees	13	658	310	419
Financial administration fees	1,189	818	1,588	1,364
Printing and postage	114	9,575	3,728	5,193
Insurance premiums	--	2,077	2,073	1,349
Compliance service fees	6	395	186	252
Other	96	396	176	234

Total expenses	2,343	124,188	58,532	76,856

Reimbursements from Adviser	(2,042)	--	(157)	--

Net expenses	301	124,188	58,375	76,856

Net investment income	4,046	788,137	26,020	337,360

Net Realized/Unrealized Gain (Loss) on Investments and Options Transactions:
Net realized loss on investment transactions	(8,140)	(6,091,708)	(1,458,817)	(3,856,012)
Net realized gain on option transactions	--	--	957	4,922

Net realized loss on investments and options	(8,140)	(6,091,708)	(1,457,860)	(3,851,090)

Net change in unrealized appreciation/depreciation of investments and options	51,411	5,808,510	1,347,577	2,852,705

Net realized and unrealized gain (loss) on investments and options transactions	43,271	(283,198)	(110,283)	(998,385)

Change in net assets resulting from operations	$47,317	$504,939	$(84,263)	$(661,025)

Huntington Funds

Statements of Operations
Six Months Ended June 30, 2009 (Unaudited)

	Huntington VA International Equity Fund	Huntington VA Macro 100 Fund	Huntington VA Mid Corp America Fund	Huntington VA New Economy Fund
Investment Income:
Dividend income	$194,401	$49,362	$140,678	$40,036
Dividend income from affiliated securities	4	19	259	370
Foreign dividend taxes withheld	(18,172)	--	--	--

Total investment income	176,233	49,381	140,937	40,406

Expenses:
Investment adviser fees	30,210	12,163	44,126	26,041
Administration fees	9,186	3,698	13,424	7,958
Custodian fees	8,338	527	1,912	1,128
Transfer and dividend disbursing agent fees and expenses	1,463	590	2,165	1,243
Trustees’ fees	311	139	489	278
Auditing fees	749	255	968	562
Legal fees	255	104	376	221
Financial administration fees	2,098	1,697	1,598	1,551
Printing and postage	3,028	1,294	4,630	2,702
Insurance premiums	1,502	1,572	1,389	1,521
Compliance service fees	147	64	224	131
Other	164	34	230	194

Total expenses	57,451	22,137	71,531	43,530

Reimbursements from Adviser	(4,880)	(1,197)	--	(228)

Net expenses	52,571	20,940	71,531	43,302

Net investment income (loss)	123,662	28,441	69,406	(2,896)

Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Trasactions:
Net realized loss on investment transactions	(1,092,106)	(275,216)	(1,427,102)	(1,546,943)
Net realized gain (loss) on option transactions	--	--	--	(5,680)
Net realized gain (loss) on foreign currency transactions	(13,254)	--	--	--

Net realized loss on investments, options and translation of assets and liabilities in foreign currency transactions	(1,105,360)	(275,216)	(1,427,102)	(1,552,623)

Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	2,082,966	189,974	2,594,569	2,770,816

Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	977,606	(85,242)	1,167,467	1,218,193

Change in net assets resulting from operations	$1,101,268	$(56,801)	$1,236,873	$1,215,297

Huntington Funds

Statements of Operations
Six Months Ended June 30, 2009 (Unaudited)

	Huntington VA Real Strategies Fund	Huntington VA Rotating Markets Fund	Huntington VA Situs Fund	Huntington VA Mortgage Securities Fund
Investment Income:
Dividend income	$3,375	$77,065	$82,497	$17,709
Dividend income from affiliated securities	9	105	71	134
Interest income	--	--	--	187,771
Foreign dividend taxes withheld	--	--	(274)	--

Total investment income	3,384	77,170	82,294	205,614

Expenses:
Investment adviser fees	1,074	14,440	34,320	25,541
Administration fees	327	4,392	10,438	7,778
Custodian fees	47	626	1,592	1,107
Transfer and dividend disbursing agent fees and expenses	51	694	1,640	1,330
Trustees’ fees	11	160	358	275
Auditing fees	27	320	785	725
Legal fees	8	122	292	223
Financial administration fees	1,534	1,162	2,277	5,278
Printing and postage	121	1,521	3,454	2,524
Insurance premiums	1,868	1,589	1,801	1,297
Compliance service fees	4	74	168	142
Other	8	73	175	11

Total expenses	5,080	25,173	57,300	46,231

Reimbursements from Adviser	(2,138)	(731)	(216)	(2,471)

Net expenses	2,942	24,442	57,084	43,760

Net investment income	442	52,728	25,210	161,854

Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Trasactions:
Net realized loss on investment transactions	(26,285)	(1,228,532)	(1,747,811)	(5,992)
Net realized gain (loss) on foreign currency transactions	--	--	(1,769)	--

Net realized loss on investments and translation of assets and liabilities in foreign currency transactions	(26,285)	(1,228,532)	(1,749,580)	(5,992)

Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	57,219	1,721,131	2,803,478	(38,045)

Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	30,934	492,599	1,053,898	(44,037)

Change in net assets resulting from operations	$31,376	$545,327	$1,079,108	$117,817

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Balanced Fund		Huntington VA Dividend Capture Fund		Huntington VA Growth Fund
	Six Months Ended June 30, 2009	Period Ended Dec. 31, 2008(1)	Six Months Ended June 30, 2009	Year Ended Dec. 31, 2008	Six Months Ended June 30, 2009	Year Ended Dec. 31, 2008
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$4,046	$4,170	$788,137	$2,077,526	$26,020	$85,742
Net realized loss on investments and options transactions	(8,140)	(800)	(6,091,708)	(9,376,967)	(1,457,860)	(2,941,633)
Net change in unrealized appreciation/depreciation of investments and options	51,411	2,902	5,808,510	(5,761,222)	1,347,577	(5,438,808)

Change in net assets resulting from operations	47,317	6,272	504,939	(13,060,663)	(84,263)	(8,294,699)

Distributions to Shareholders:
From net investment income	(3,995)	(175)	--	(4,166,943)	--	(202,470)
From net realized gains	--	--	--	(2,378,660)	--	(1,745,610)
From return of capital	--	--	--	(227,011)	--	--

Change in net assets resulting from distributions to shareholders	(3,995)	(175)	--	(6,772,614)	--	(1,948,080)

Change in net assets resulting from capital transactions	893,572	228,356	(1,433,920)	(2,077,214)	(59,523)	(268,719)

Change in net assets	936,894	234,453	(928,981)	(21,910,491)	(143,786)	(10,511,498)
Net Assets:
Beginning of period	234,453	--	29,332,422	51,242,913	12,660,876	23,172,374

End of period	$1,171,347	$234,453	$28,403,441	$29,332,422	$12,517,090	$12,660,876

Accumulated net investment income (loss) included in net assets at end of period	$4,046	$3,995	$788,137	$--	$26,020	$--

Capital Transactions:
Shares sold	$919,061	$228,851	$1,135,655	$1,948,137	$684,879	$1,948,655
Dividends reinvested	3,995	175	--	6,771,247	--	1,948,171
Shares redeemed	(29,484)	(670)	(2,569,575)	(10,796,598)	(744,402)	(4,165,545)

Net change resulting from capital transactions	$893,572	$228,356	$(1,433,920)	$(2,077,214)	$(59,523)	$(268,719)

Share Transactions:
Issued	90,269	22,903	180,995	200,073	118,012	230,659
Reinvested	382	17	--	735,087	--	205,765
Redeemed	(2,805)	(72)	(407,466)	(1,151,843)	(131,559)	(508,537)

Net change resulting from share transactions	87,846	22,848	(226,471)	(216,683)	(13,547)	(72,113)

(1) Reflects operations for the period from November 10, 2008 (commencement of operations) to December 31, 2008.

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Income Equity Fund		Huntington VA International Equity Fund		Huntington VA Macro 100 Fund
	Six Months Ended June 30, 2009	Year Ended Dec. 31, 2008	Six Months Ended June 30, 2009	Year Ended Dec. 31, 2008	Six Months Ended June 30, 2009	Year Ended Dec. 31, 2008
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$337,360	$773,868	$123,662	$268,192	$28,441	$106,449
Net realized loss on investments, options and foreign currency transactions	(3,851,090)	(4,380,053)	(1,105,360)	(486,484)	(275,216)	(1,917,430)
Net change in unrealized appreciation/depreciation of investments, options and foreign currency transactions	2,852,705	(8,980,108)	2,082,966	(6,424,195)	189,974	(1,134,462)

Change in net assets resulting from operations	(661,025)	(12,586,293)	1,101,268	(6,642,487)	(56,801)	(2,945,443)

Distributions to Shareholders:
From net investment income	--	(1,513,037)	(6,126)	(380,841)	--	(106,150)
From net realized gains	--	(1,982,596)	--	(317,495)	--	--
From return of capital	--	(40,886)	--	--	--	--

Change in net assets resulting from distributions to shareholders	--	(3,536,519)	(6,126)	(698,336)	--	(106,150)

Change in net assets resulting from capital transactions	(524,622)	(2,022,575)	866,469	2,947,033	(75,263)	(2,257,133)

Change in net assets	(1,185,647)	(18,145,387)	1,961,611	(4,393,790)	(132,064)	(5,308,726)
Net Assets:
Beginning of period	18,186,550	36,331,937	9,983,439	14,377,229	4,464,210	9,772,936

End of period	$17,000,903	$18,186,550	$11,945,050	$9,983,439	$4,332,146	$4,464,210

Accumulated net investment income (loss) included in net assets at end of period	$347,494	$10,134	$109,320	$(8,216)	$28,441	$--

Capital Transactions:
Shares sold	$776,628	$1,549,219	$1,705,074	$4,478,472	$262,787	$541,486
Dividends reinvested	--	3,536,560	6,126	698,195	--	105,958
Shares redeemed	(1,301,250)	(7,108,354)	(844,731)	(2,229,634)	(338,050)	(2,904,577)

Net change resulting from capital transactions	$(524,622)	$(2,022,575)	$866,469	$2,947,033	$(75,263)	$(2,257,133)

Share Transactions:
Issued	136,563	172,564	171,633	311,961	44,421	62,602
Reinvested	--	392,412	545	51,219	--	16,479
Redeemed	(224,561)	(797,814)	(86,280)	(175,771)	(57,560)	(360,129)

Net change resulting from share transactions	(87,998)	(232,838)	85,898	187,409	(13,139)	(281,048)

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Mid Corp America Fund		Huntington VA New Economy Fund		Huntington VA Real Strategies Fund
	Six Months Ended June 30, 2009	Year Ended Dec. 31, 2008	Six Months Ended June 30, 2009	Year Ended Dec. 31, 2008	Six Months Ended June 30, 2009	Year Ended Dec. 31, 2008
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$69,406	$104,966	$(2,896)	$25,499	$442	$1,168
Net realized loss on investments, options and foreign currency transactions	(1,427,102)	(487,708)	(1,552,623)	(2,389,900)	(26,285)	(43,044)
Net change in unrealized appreciation/depreciation of investments and options	2,594,569	(10,093,940)	2,770,816	(7,295,317)	57,219	(169,451)

Change in net assets resulting from operations	1,236,873	(10,476,682)	1,215,297	(9,659,718)	31,376	(211,327)

Distributions to Shareholders:
From net investment income	--	(279,990)	--	(101,430)	--	(3,978)
From net realized gains	--	(1,184,121)	--	(1,994,049)	--	(5,191)
From return of capital	--	(5,072)	--	(14,925)	--	(924)

Change in net assets resulting from distributions to shareholders	--	(1,469,183)	--	(2,110,404)	--	(10,093)

Change in net assets resulting from capital transactions	(804,180)	(3,033,630)	(112,114)	1,312,124	233,315	250,753

Change in net assets	432,693	(14,979,495)	1,103,183	(10,457,998)	264,691	29,333
Net Assets:
Beginning of period	15,412,902	30,392,397	8,514,251	18,972,249	270,323	240,990

End of period	$15,845,595	$15,412,902	$9,617,434	$8,514,251	$535,014	$270,323

Accumulated net investment income (loss) included in net assets at end of period	$69,406	$--	$(2,896)	$--	$682	$240

Capital Transactions:
Shares sold	$489,046	$1,204,325	$487,933	$1,712,514	$254,481	$292,140
Dividends reinvested	--	1,469,189	--	2,110,418	--	10,093
Shares redeemed	(1,293,226)	(5,707,144)	(600,047)	(2,510,808)	(21,166)	(51,480)

Net change resulting from capital transactions	$(804,180)	$(3,033,630)	$(112,114)	$1,312,124	$233,315	$250,753

Share Transactions:
Issued	44,532	87,439	58,706	138,289	40,643	33,555
Reinvested	--	84,207	--	132,132	--	1,004
Redeemed	(123,254)	(375,131)	(72,580)	(196,281)	(3,790)	(7,811)

Net change resulting from share transactions	(78,722)	(203,485)	(13,874)	74,140	36,853	26,748

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Rotating Markets Fund		Huntington VA Situs Fund		Huntington VA Mortgage Securities Fund
	Six Months Ended June 30, 2009	Year Ended Dec. 31, 2008	Six Months Ended June 30, 2009	Year Ended Dec. 31, 2008	Six Months Ended June 30, 2009	Year Ended Dec. 31, 2008
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$52,728	$88,243	$25,210	$28,693	$161,854	$414,583
Net realized loss on investments and foreign currency transactions	(1,228,532)	(1,077,055)	(1,749,580)	(199,044)	(5,992)	(112,288)
Net change in unrealized appreciation/depreciation of investments	1,721,131	(3,108,395)	2,803,478	(7,874,493)	(38,045)	(94,550)

Change in net assets resulting from operations	545,327	(4,097,207)	1,079,108	(8,044,844)	117,817	207,745

Distributions to Shareholders:
From net investment income	--	(203,693)	--	(25,810)	--	(782,320)
From net realized gains	--	(678,966)	--	(290,432)	--	(17,823)
From return of capital	--	--	--	(11,503)	--	(8,946)

Change in net assets resulting from distributions to shareholders	--	(882,659)	--	(327,745)	--	(809,089)

Change in net assets resulting from capital transactions	(195,881)	(516,886)	434,433	635,706	(432,008)	(657,619)

Change in net assets	349,446	(5,496,752)	1,513,541	(7,736,883)	(314,191)	(1,258,963)
Net Assets:
Beginning of period	5,041,304	10,538,056	11,509,523	19,246,406	8,989,789	10,248,752

End of period	$5,390,750	$5,041,304	$13,023,064	$11,509,523	$8,675,598	$8,989,789

Accumulated net investment income (loss) included in net assets at end of period	$52,728	$--	$26,277	$1,067	$161,854	$--

Capital Transactions:
Shares sold	$275,947	$549,999	$1,001,515	$2,908,282	$891,683	$2,475,277
Dividends reinvested	--	882,517	--	327,781	--	808,450
Shares redeemed	(471,828)	(1,949,402)	(567,082)	(2,600,357)	(1,323,691)	(3,941,346)

Net change resulting from capital transactions	$(195,881)	$(516,886)	$434,433	$635,706	$(432,008)	$(657,619)

Share Transactions:
Issued	34,594	48,491	115,573	244,212	83,299	220,424
Reinvested	--	72,366	--	24,721	--	74,573
Redeemed	(62,971)	(179,539)	(66,936)	(223,486)	(124,956)	(353,743)

Net change resulting from share transactions	(28,377)	(58,682)	48,637	45,447	(41,657)	(58,746)

Huntington Funds

Financial Highlights
(For a share outstanding throughout each period)

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Distributions from Return of Capital	Total Distributions

Huntington VA Balanced Fund
2008(2)	$10.00	0.18	(0.09)	0.27	(0.01)	--	--	(0.01)
2009(6)	$10.26	0.07	0.30	0.37	(0.05)	--	--	(0.05)
Huntington VA Dividend Capture Fund
2004	$11.54	0.47	1.10	1.57	(0.01)	(0.16)	--	(0.17)
2005	$12.94	0.39	0.07	0.46	(0.39)	(0.60)	--	(0.99)
2006	$12.41	0.47	1.49	1.96	(0.46)	(0.30)	--	(0.76)
2007	$13.61	0.47	(1.20)	(0.73)	(0.46)	(0.65)	--	(1.11)
2008	$11.77	0.58	(3.57)	(2.99)	(1.05)	(0.58)	(0.06)	(1.69)
2009(6)	$7.09	0.20	(0.03)	0.17	--	--	--	--
Huntington VA Growth Fund
2004	$8.47	0.04	0.44	0.48	-- (7)	--	--	-- (7)
2005	$8.95	0.04	0.02	0.06	(0.04)	-- (7)	--	(0.04)
2006	$8.97	0.04	0.65	0.69	(0.04)	(0.11)	--	(0.15)
2007	$9.51	0.05	1.34	1.39	(0.04)	-- (7)	--	(0.04)
2008	$10.86	0.05	(3.84)	(3.79)	(0.10)	(0.83)	--	(0.93)
2009(6)	$6.14	0.01	(0.04)	(0.03)	--	--	--	--
Huntington VA Income Equity Fund
2004	$10.31	0.20	1.20	1.40	--	(0.09)	--	(0.09)
2005	$11.62	0.23	0.12	0.35	(0.19)	--	--	(0.19)
2006	$11.78	0.24	1.20	1.44	(0.24)	(0.36)	--	(0.60)
2007	$12.62	0.27	(0.10)	0.17	(0.24)	(0.44)	--	(0.68)
2008	$12.11	0.31	(4.58)	(4.27)	(0.56)	(0.70)	(0.01)	(1.27)
2009(6)	$6.57	0.13	(0.35)	(0.22)	--	--	--	--

(1) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(2) Reflects operations for the period from November 10, 2008 (commencement of operations) to December 31, 2008.

(3) Not annualized.

(4) Computed on an annualized basis.

(5) Does not include the effect of expenses of underlying funds.

(6) Six months ended June 30, 2009 (unaudited).

(7) Amount is less than $0.005.

(8) The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cash flows into and out of the Fund, as well as tactical portfolio adjustments made. The basic characteristics of the Fund’s investment strategy in terms of market capitalization, style and diversification did not change (unaudited).

Net Asset Value, End of Period	Total Return	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)	Ratio of Net Investment Income (Prior to Reimbursements) to Average Net Assets(1)	Net Assets, at End of Period (000 Omitted)	Portfolio Turnover Rate

$10.26	2.68%(3)	0.10%(4)(5)	14.05%(4)	31.88%(4)(5)	(17.72)%(4)	$234	19%(3)
$10.58	3.60%(3)	0.10%(4)(5)	1.44%(4)	0.83%(4)(5)	0.71%(4)	$1,171	24%

$12.94	13.75%	0.95%	4.72%	0.95%	4.72%	$31,782	88%
$12.41	3.59%	0.93%	4.41%	0.93%	4.41%	$44,194	111%
$13.61	16.59%	0.92%	3.90%	0.92%	3.90%	$53,671	94%
$11.77	(6.13)%	0.92%	3.82%	0.92%	3.82%	$51,243	85%
$7.09	(28.08)%	0.91%	4.88%	0.91%	4.88%	$29,332	65%
$7.26	2.40%(3)	0.97%(4)	6.14%(4)	0.97%(4)	6.14%(4)	$28,403	44%

$8.95	5.67%	0.95%	0.59%	0.95%	0.59%	$17,933	11%
$8.97	0.72%	0.95%	0.45%	0.95%	0.45%	$19,974	15%
$9.51	7.76%	0.93%	0.48%	0.93%	0.48%	$21,191	19%
$10.86	14.70%	0.94%	0.52%	0.96%	0.50%	$23,172	111%(8)
$6.14	(37.91)%	0.87%	0.46%	0.87%	0.46%	$12,661	84%
$6.11	(0.49)%(3)	1.00%(4)	0.44%(4)	1.00%(4)	0.44%(4)	$12,517	61%

$11.62	13.66%	0.93%	2.00%	0.93%	2.00%	$31,348	47%
$11.78	2.98%	0.93%	2.15%	0.93%	2.15%	$35,337	53%
$12.62	12.59%	0.92%	2.03%	0.92%	2.03%	$38,614	73%
$12.11	0.94%	0.91%	1.97%	0.91%	1.97%	$36,332	116%
$6.57	(37.83)%	0.92%	2.85%	0.92%	2.85%	$18,187	96%
$6.35	(3.35)%(3)	0.97%(4)	4.26%(4)	0.97%(4)	4.26%(4)	$17,001	40%

Huntington Funds

Financial Highlights
(For a share outstanding throughout each period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Distributions from Return of Capital	Total Distributions

Huntington VA International Equity Fund
2004(2)	$10.00	0.03	1.10	1.13	(0.06)	--	--	(0.06)
2005	$11.07	0.06	1.62	1.68	(0.06)	(0.02)	--	(0.08)
2006	$12.67	0.13	3.14	3.27	(0.11)	(0.08)	--	(0.19)
2007	$15.75	0.16	1.99	2.15	-- (5)	(0.03)	--	(0.03)
2008	$17.87	0.26	(7.31)	(7.05)	(0.40)	(0.36)	--	(0.76)
2009(6)	$10.06	0.12	0.91	1.03	(0.01)	--	--	(0.01)
Huntington VA Macro 100 Fund
2004(2)	$10.00	0.05	1.08	1.13	--	--	--	--
2005	$11.13	(0.01)	0.58	0.57	(0.02)	--	--	(0.02)
2006	$11.68	0.05	0.79	0.84	(0.02)	(0.14)	--	(0.16)
2007	$12.36	0.05	(0.34)	(0.29)	(0.05)	(1.70)	(0.18)	(1.93)
2008	$10.14	0.16	(3.60)	(3.44)	(0.16)	--	--	(0.16)
2009(6)	$6.54	0.04	(0.11)	(0.07)	--	--	--	--
Huntington VA Mid Corp America Fund
2004	$12.55	0.02	2.10	2.12	-- (5)	--	--	-- (5)
2005	$14.67	0.07	1.79	1.86	(0.02)	(0.02)	--	(0.04)
2006	$16.49	0.11	1.07	1.18	(0.07)	(0.20)	--	(0.27)
2007	$17.40	0.11	1.42	1.53	(0.11)	(0.21)	--	(0.32)
2008	$18.61	0.08	(6.95)	(6.87)	(0.19)	(0.77)	--	(0.96)
2009(6)	$10.78	0.05	0.90	0.95	--	--	--	--

(1) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(2) Reflects operations for the period from May 3, 2004 (commencement of operations) to December 31, 2004.

(3) Not annualized.

(4) Computed on an annualized basis.

(5) Amount is less than $0.005.

(6) Six months ended June 30, 2009 (unaudited).

(7) The major cause of increase to portfolio turnover was changes made to the portfolio by the management team based upon changing macroeconomic fundamentals (unaudited).

Net Asset Value, End of Period	Total Return	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(1)	Net Assets, at End of Period (000 Omitted)	Portfolio Turnover Rate

$11.07	11.26%(3)	1.00%(4)	0.56%(4)	1.76%(4)	(0.20)%(4)	$403	31%(3)
$12.67	15.21%	1.00%	0.96%	1.78%	0.18%	$2,161	7%
$15.75	25.84%	0.97%	1.31%	1.06%	1.22%	$7,666	10%
$17.87	13.70%	0.98%	1.12%	1.13%	0.97%	$14,377	21%
$10.06	(40.56)%	0.99%	2.02%	1.03%	1.98%	$9,983	16%
$11.08	10.20%(3)	1.04%(4)	2.45%(4)	1.14%(4)	2.35%(4)	$11,945	20%

$11.13	11.30%(3)	1.00%(4)	1.62%(4)	1.05%(4)	1.57%(4)	$2,324	1%(3)
$11.68	5.14%	1.00%	0.28%	1.04%	0.23%	$7,749	82%
$12.36	7.26%	0.97%	0.49%	0.97%	0.49%	$10,138	213%(7)
$10.14	(2.79)%	0.95%	0.45%	0.95%	0.45%	$9,773	148%
$6.54	(33.91)%	0.98%	1.46%	0.98%	1.46%	$4,464	287%
$6.47	(1.07)%(3)	1.03%(4)	1.40%(4)	1.09%(4)	1.34%(4)	$4,332	7%

$14.67	16.91%	0.95%	0.17%	0.95%	0.17%	$17,805	10%
$16.49	12.67%	0.95%	0.49%	0.95%	0.49%	$25,215	7%
$17.40	7.24%	0.93%	0.65%	0.93%	0.65%	$28,814	8%
$18.61	8.75%	0.92%	0.56%	0.92%	0.56%	$30,392	16%
$10.78	(38.83)%	0.93%	0.43%	0.93%	0.43%	$15,413	19%
$11.73	8.81%(3)	0.97%(4)	0.94%(4)	0.97%(4)	0.94%(4)	$15,846	20%

Huntington Funds

Financial Highlights
(For a share outstanding throughout each period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Distributions from Return of Capital	Total Distributions

Huntington VA New Economy Fund
2004	$12.38	(0.03)	2.31	2.28	--	(0.28)	--	(0.28)
2005	$14.38	0.02	1.88	1.90	--	(0.01)	--	(0.01)
2006	$16.27	0.04	1.62	1.66	(0.02)	(0.25)	--	(0.27)
2007	$17.66	0.10	2.10	2.20	(0.03)	(0.38)	--	(0.41)
2008	$19.45	0.03	(9.22)	(9.18)	(0.11)	(2.04)	(0.01)	(2.16)
2009(3)	$8.11	--	1.18	1.18	--	--	--	--
Huntington VA Real Strategies Fund
2007(6)	$10.00	0.16	1.34	1.50	--	--	--	--
2008	$11.50	0.04 (7)	(5.50)	(5.46)	(0.13)	(0.21)	(0.03)	(0.37)
2009(3)	$5.67	--	0.66	0.66	--	--	--	--
Huntington VA Rotating Markets Fund
2004	$11.03	0.07	1.17	1.24	(0.05)	(0.33)	--	(0.38)
2005	$11.89	0.09	1.04	1.13	(0.08)	(0.24)	--	(0.32)
2006	$12.70	0.14	2.29	2.43	(0.09)	(0.47)	--	(0.56)
2007	$14.57	0.15	1.16	1.31	(0.13)	(0.71)	--	(0.84)
2008	$15.04	0.15	(6.02)	(5.87)	(0.31)	(1.01)	--	(1.32)
2009(3)	$7.85	0.08	0.86	0.94	--	--	--	--

(1) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(2) The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cash flows into and out of the Fund, as well as tactical portfolio adjustments made. The basic characteristics of the Fund’s investment strategy in terms of market capitalization, style and diversification did not change (unaudited).

(3) Six months ended June 30, 2009 (unaudited).

(4) Not annualized.

(5) Computed on an annualized basis.

(6) Reflects operations for the period from August 31, 2007 (commencement of operations) to December 31, 2007.

(7) Per share net investment income (loss) has been calculated using the average daily shares method.

(8) Does not include the effect of expenses of underlying funds.

(9) The portfolio turnover rate increased significantly during the period. This increase was attributable to cash flows into and out of the Fund, as well as tactical portfolio adjustments made. The basic characteristics of the Fund’s investment strategy did not change (unaudited).

Net Asset Value, End of Period	Total Return	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(1)	Net Assets, at End of Period (000 Omitted)	Portfolio Turnover Rate

$14.38	18.75%	0.98%	(0.31)%	0.98%	(0.31)%	$5,881	18%
$16.27	13.24%	1.00%	0.18%	1.02%	0.16%	$10,737	49%
$17.66	10.28%	0.96%	0.24%	0.96%	0.24%	$15,127	51%
$19.45	12.50%	0.94%	0.59%	0.94%	0.59%	$18,972	102%(2)
$8.11	(52.65)%	0.93%	0.18%	0.93%	0.18%	$8,514	150%
$9.29	14.55%(4)	1.00%(5)	(0.07)%(5)	1.00%(5)	(0.07)%(5)	$9,617	35%

$11.50	15.00%(4)	1.00%(5)	4.35%(5)	7.01%(5)	(1.65)%(5)	$241	34%(4)
$5.67	(49.00)%	1.00%	0.41%	3.59%	(2.18)%	$270	44%
$6.33	11.64%(4)	1.64%(5)	0.25%(5)	2.84%(5)	(0.95)%(5)	$535	16%

$11.89	11.63%	0.98%(8)	0.77%	0.98%(8)	0.77%	$6,152	81%
$12.70	9.66%	1.00%(8)	0.75%	1.00%(8)	0.75%	$6,847	44%
$14.57	19.61%	0.97%(8)	1.08%	0.97%(8)	1.08%	$8,558	31%
$15.04	9.03%	0.98%(8)	1.17%	0.98%(8)	1.17%	$10,538	49%
$7.85	(42.03)%	0.93%(8)	1.09%	0.93%(8)	1.09%	$5,041	221%(9)
$8.79	11.97%(4)	1.02%(5)(8)	2.19%(5)	1.05%(5)(8)	2.16%(5)	$5,391	121%

Huntington Funds

Financial Highlights
(For a share outstanding throughout each period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Total Distributions

Huntington VA Situs Fund
2004(2)	$10.00	(0.01)	1.98	1.97	--	--	--
2005	$11.97	(0.01)	2.07	2.06	-- (5)	(0.08)	(0.08)
2006	$13.95	-- (5)	0.68	0.68	(0.01)	(0.18)	(0.19)
2007	$14.44	0.02	1.60	1.62	(0.05)	(0.86)	(0.91)
2008	$15.15	0.02	(6.18)	(6.16)	(0.03)	(0.22)	(0.25)
2009(6)	$8.74	0.02	0.78	0.80	--	--	--
Huntington VA Mortgage Securities Fund
2004(2)	$10.00	0.18	0.41	0.59	--	--	--
2005	$10.59	0.37 (7)	(0.24)	0.13	(0.07)	--	(0.07)
2006	$10.65	0.43 (7)	0.20	0.63	(0.14)	--	(0.14)
2007	$11.14	0.46 (7)	(0.04)	0.42	(0.24)	-- (5)	(0.24)
2008	$11.32	0.51	(0.27)	0.24	(0.92)	(0.02)	(0.94)
2009(6)	$10.62	0.20	(0.04)	0.16	--	--	--

(1) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(2) Reflects operations for the period from May 3, 2004 (commencement of operations) to December 31, 2004.

(3) Not annualized.

(4) Computed on an annualized basis.

(5) Amount is less than $0.005.

(6) Six months ended June 30, 2009 (Unaudited).

(7) Per share net investment income (loss) has been calculated using the average daily shares method.

Net Asset Value, End of Period	Total Return	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(1)	Net Assets, at End of Period (000 Omitted)	Portfolio Turnover Rate

$11.97	19.70%(3)	1.00%(4)	(0.19)%(4)	1.19%(4)	(0.38)%(4)	$1,319	3%(3)
$13.95	17.18%	0.99%	(0.19)%	1.05%	(0.25)%	$8,003	10%
$14.44	4.84%	0.95%	0.01%	0.95%	0.01%	$14,402	17%
$15.15	11.37%	0.94%	0.19%	0.94%	0.19%	$19,246	29%
$8.74	(41.23)%	0.95%	0.18%	0.95%	0.18%	$11,510	21%
$9.54	9.15%(3)	1.00%(4)	0.44%(4)	1.00%(4)	0.44%(4)	$13,023	7%

$10.59	5.90%(3)	1.00%(4)	3.42%(4)	1.33%(4)	3.09%(4)	$407	51%(3)
$10.65	1.25%	1.00%	3.53%	1.50%	3.03%	$3,208	19%
$11.14	5.89%	0.99%	3.99%	1.15%	3.83%	$7,132	36%
$11.32	3.93%	1.00%	4.09%	1.07%	4.02%	$10,249	17%
$10.62	2.15%	1.00%	3.98%	1.04%	3.94%	$8,990	23%
$10.78	1.51%(3)	1.03%(4)	3.80%(4)	1.09%(4)	3.74%(4)	$8,676	11%

Huntington Funds

Notes to Financial Statements
June 30, 2009 (Unaudited)

(1) Organization

The Huntington Funds (the “Trust”) was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). On June 23, 2006, the Original Trusts were reorganized into a single Delaware statutory trust that retained the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At June 30, 2009, the Trust operated 32 separate series, or mutual funds, each with its own investment objective and strategy. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered. This report contains financial statements and financial highlights of the funds listed below (individually referred to as a “Fund,” or collectively as the “Funds”):

Huntington VA Balanced Fund (“VA Balanced Fund”)
Huntington VA Dividend Capture Fund (“VA Dividend Capture Fund”)
Huntington VA Growth Fund (“VA Growth Fund”)
Huntington VA Income Equity Fund (“VA Income Equity Fund”)
Huntington VA International Equity Fund (“VA International Equity Fund”)
Huntington VA Macro 100 Fund (“VA Macro 100 Fund”)
Huntington VA Mid Corp America Fund (“VA Mid Corp America Fund”)
Huntington VA New Economy Fund (“VA New Economy Fund”)
Huntington VA Real Strategies Fund (“VA Real Strategies Fund”)
Huntington VA Rotating Markets Fund (“VA Rotating Markets Fund”)
Huntington VA Situs Fund (“VA Situs Fund”)
Huntington VA Mortgage Securities Fund (“VA Mortgage Securities Fund”)

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Funds are not offered directly to the public but, pursuant to an exemptive order granted by the Securities and Exchange Commission and procedures adopted by the Trust’s Board of Trustees (the “Trustees”), the Funds were sold during the six-month reporting period only to separate accounts of Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, Sun Life Assurance Company of Canada (U.S.) and Transamerica Life Insurance Company for use with their respective variable insurance contracts and policies.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuations

The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next calculated after the order is considered received. In computing the NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events, as described below. U.S. government obligations held by the VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of options contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at the NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Sub-Financial Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at their “fair value.” In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee’s procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate their NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds’ investment adviser, Huntington Asset Advisors, Inc. (“Advisor”), determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since VA International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since VA Real Strategies Fund, VA Rotating Markets Fund and VA Situs Fund invest some of their assets in foreign securities, they may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

The Funds comply with Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements” (“SFAS 157”). This standard established a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

  Level 1 - quoted prices in active markets for identical assets.
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
  Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2009, while the breakdown, by category, of common stocks is discussed in the Portfolio of Investments for each Fund:

	LEVEL 1 -- Quoted Prices		LEVEL 2 -- Other Significant Observable Inputs		Total
Fund Name	Securities	Other Financial Investments*	Securities	Other Financial Investments*	Securities	Other Financial Investments*

VA Balanced Fund
Mutual Funds	$1,185,960	$--	$--	$--	$1,185,960	$--
VA Dividend Capture Fund
Common Stocks	19,295,475	--	--	--	19,295,475	--
Preferred Stocks	8,279,097	--	--	--	8,279,097	--
Mutual Funds	381,570	--	--	--	381,570	--
Cash Equivalents	225,544	--	--	--	225,544	--

Total	28,181,686				28,181,686	--
VA Growth Fund
Common Stocks	11,804,475	--	--	--	11,804,475	--
Cash Equivalents	714,429	--	--	--	714,429	--
Written Options	--	511	--	--	--	511

Total	12,518,904	511	--	--	12,518,904	511
VA Income Equity Fund
Common Stocks	16,416,887	--	--	--	16,416,887	--
Preferred Stocks	368,549	--	--	--	368,549	--
Cash Equivalents	245,165	--	--	--	245,165	--
Written Options	--	58,848	--	--	--	58,848

Total	17,030,601	58,848	--	--	17,030,601	58,848
VA International Equity Fund
Common Stocks	10,678,080	--	--	--	10,678,080	--
Rights	--	--	21,713	--	21,713	--
Mutual Funds	655,225	--	--	--	655,225	--
Cash Equivalents	556,478	--	--	--	556,478	--

Total	11,889,783	--	21,713	--	11,911,496	--
VA Macro 100 Fund
Common Stocks	4,315,931	--	--	--	4,315,931	--
Cash Equivalents	14,593	--	--	--	14,593	--

Total	4,330,524	--	--	--	4,330,524	--
VA Mid Corp America Fund
Common Stocks	$15,238,027	$--	$--	$--	$15,238,027	$--
Cash Equivalents	613,558	--	--	--	613,558	--
Total	15,851,585	--	--	--	15,851,585	--
VA New Economy Fund
Common Stocks	8,284,814	--	--	--	8,284,814	--
Cash Equivalents	1,372,608	--	--	--	1,372,608	--
Written Options	--	26,738	--	--	--	26,738

Total	9,657,422	26,738	--	--	9,657,422	26,738
VA Real Strategies Fund
Common Stocks	299,300	--	--	--	299,300	--
Mutual Funds	77,607	--	--	--	77,607	--
Cash Equivalents	106,980	--	--	--	106,980	--

Total	483,887	--	--	--	483,887	--
VA Rotating Markets Fund
Mutual Funds	4,749,757	--	--	--	4,749,757	--
Cash Equivalents	646,745	--	--	--	646,745	--

Total	5,396,502	--	--	--	5,396,502	--
VA Situs Fund
Common Stocks	12,163,097	--	--	--	12,163,097	--
Mutual Funds	134,295	--	--	--	134,295	--
Cash Equivalents	733,438	--	--	--	733,438	--

Total	13,030,830	--	--	--	13,030,830	--
VA Mortgage Securities Fund
Common Stocks	551,584	--	--	--	551,584	--
U.S. Government Mortgage Backed Agencies	--	--	4,950,303	--	4,950,303	--
Collateralized Mortgage Obligations	--	--	2,204,109	--	2,204,109	--
U.S. Government Agencies	--	--	250,822	--	250,822	--
Preferred Stocks	14,130	--	--	--	14,130	--
Cash Equivalents	701,952	--	--	--	701,952	--

Total	1,267,666	--	7,405,234	--	8,672,900	--

* Other financial instruments are derivative instruments not reflected on the Portfolio of Investments, such as options contracts, which are valued at the unrealized appreciation/(depreciation) on the investments.

B. Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ Advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C. When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D. Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies.

All open derivative positions at period end are reflected for each Fund in the tables below, and the volume of these open positions relative to each Fund’s net assets is generally representative of the volume of open positions throughout the reporting period. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts -VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund may also enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the securities against currency fluctuations. Market or credit risks in excess of the amounts reflected on the Fund’s Statement of Assets and Liabilities may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At June 30, 2009, VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund did not have any foreign currency commitments outstanding.

Written Options Contracts - Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes the Fund to equity price risk.

The following is a summary of VA Growth Fund’s written option activity for the period ended June 30, 2009:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2008	--	$--
Options written	146	13,429
Options expired	(16)	(957)
Options closed	--	--
Options exercised	(9)	(735)

Outstanding at 6/30/2009	121	$11,737

At June 30, 2009, VA Growth Fund had the following outstanding options:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Apple, Inc.	Call	July 2009	$155	9	$482	$420
BlackRock, Inc.	Call	July 2009	190	2	220	(25)
Express Scripts, Inc.	Call	August 2009	75	7	980	185
First Solar, Inc.	Call	July 2009	190	6	435	1,160
Google, Inc.	Call	July 2009	450	2	780	(275)
IntercontinentalExchange, Inc.	Call	July 2009	130	7	245	605
Mastercard, Inc.	Call	July 2009	175	3	480	(160)
McAfee, Inc.	Call	August 2009	45	29	3,480	(1,769)
Microsoft Corp.	Call	July 2009	25	26	637	403
Millipore Corp.	Call	August 2009	75	15	2,324	(45)
W.W. Grainger, Inc.	Call	August 2009	90	15	1,163	12

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$511

The following is a summary of VA Income Equity Fund’s written option activity for the period ended June 30, 2009:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2008	--	$--
Options written	1,187	139,765
Options expired	--	--
Options closed	(107)	(10,379)
Options exercised	--	--

Outstanding at 6/30/2009	1,080	$129,386

At June 30, 2009, VA Income Equity Fund had the following outstanding options:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation
Barclays PLC	Call	September 2009	$22.5	100	$6,500	$5,700
BB&T Corp.	Call	December 2009	28	100	6,500	4,707
CEMEX, S.A.B de C.V.	Call	October 2009	12.5	150	7,875	7,425
Eastman Chemical Co.	Call	December 2009	50	70	6,300	8,205
Health Care REIT, Inc.	Call	December 2009	45	50	1,125	2,825
Ingersoll-Rand Co., Ltd.	Call	December 2009	30	110	3,300	5,579
PPG Industries, Inc.	Call	January 2010	55	30	2,025	1,935
R.R. Donnelley & Sons Co.	Call	December 2009	17.5	200	3,500	13,149
Simon Property Group, Inc.	Call	October 2009	65	50	5,625	5,225
Tyco Electronics, Ltd.	Call	January 2010	25	100	6,500	5,571
Tyco International, Ltd.	Call	October 2009	30	75	4,313	4,837
Whirlpool Corp.	Call	December 2009	55	45	6,975	3,690

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$68,848

The following is a summary of VA New Ecomony Fund’s written option activity for the period ended June 30, 2009:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2008	13	$5,861
Options written	440	137,377
Options expired	(29)	(11,413)
Options closed	(185)	(36,821)
Options exercised	(66)	(30,763)

Outstanding at 6/30/2009	173	$64,241

At June 30, 2009, VA New Economy Fund had the following outstanding options:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Aeropostale, Inc.	Call	October 2009	$35	24	$7,680	$1,368
CME Group, Inc.	Call	July 2009	340	2	560	1,663
Gymboree Corp.	Call	August 2009	35	17	5,143	(94)
Research In Motion, Ltd.	Call	September 2009	80	20	6,200	13,939
STEC, Inc.	Call	July 2009	25	30	2,100	1,560
STEC, Inc.	Call	August 2009	20	30	12,900	593
True Religion Apparel, Inc.	Call	July 2009	22.5	24	2,400	408
Ultra Petroleum Corp.	Call	July 2009	44	26	520	7,301

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$26,738

The following is a summary of VA Real Strategies Fund’s written option activity for the period ended June 30, 2009:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2008	--	$--
Options written	2	175
Options expired	--	--
Options closed	--	--
Options exercised	(2)	(175)

Outstanding at 6/30/2009	--	$--

At June 30, 2009, VA Real Strategies Fund had no outstanding options.

The Funds have adopted Financial Accounting Standards Board (“FASB”) issue SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) which is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

Fair Value of Derivative Instruments as of June 30, 2009:

Derivatives not accounted for as hedging instruments under Statement 133	Liability Derivatives
	Statements of Assets and Liabilities Location	Fund	Fair Value
Option Contracts	Options Written, at value	VA Growth Fund	$11,226
		VA Equity Income Fund	60,538
		VA New Economy Fund	37,503

The effect of Derivative Instruments on the Statements of Operations for the six months ended June 30, 2009:

Derivatives not accounted for as hedging instruments under Statement 133	Location of Gain (Loss) on Derivatives Recognized in Income	Fund	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Option Contracts	Net Realized gain (loss) on option transactions/net change in unrealized appreciation/depreciation of investments and options	VA Growth Fund	$957	$511
		VA Income Equity Fund	4,922	68,848
		VA New Economy Fund	(5,680)	25,147
		VA Real Strategies	--	--

In September 2008, FASB issued Staff Position No. FAS 133-1 and FIN 45-4, “Disclosure and Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FAS 133-1 and FIN 45-4”)/FAS 133-1 and FIN 45-4 are effective for fiscal years and interim periods ending after November 15, 2008. FAS 133-1 and FIN 45-4 required enhanced disclosures by sellers of credit derivatives and certain guarantees, including the nature of these derivatives, approximate terms, reasons for entering into these instruments, and status of payment/performance risk.

The Funds were not impacted by the adoption of these standards.

E. Foreign Currency Translation

Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds based on the prior day’s closing price. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. PFPC Trust Company (“PFPC”) serves as the sub-custodian for the securities lending program. PFPC retains a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.

As of June 30, 2009, the Funds had no securities on loan.

G. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

H. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

I. Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid annually for the Funds. Net realized capital gains, if any, are distributed at least annually. The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. foreign currency gain/loss, paydowns, distributions and income received from pass through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales.

Certain of the Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

J. Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

K. Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. In addition to complying with the federal tax requirements applicable to regulated investment companies, the Funds also plan to comply with certain diversification standards applicable to underlying assets of variable annuity contracts in order to avoid taxation on the variable contract owners with respect to earnings allocable to the contract from investments in the Funds.

Withholding taxes on foreign interest, dividends and capital gains with respect to VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund have been provided for in accordance with each applicable country’s tax rules and rates.

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)*
VA Balanced Fund	$1,131,647	$54,313	$--	$54,313
VA Dividend Capture Fund	32,641,707	1,204,352	(5,664,373)	(4,460,021)
VA Growth Fund	12,449,849	1,064,064	(995,009)	69,055
VA Income Equity Fund	19,262,478	885,335	(3,117,212)	(2,231,877)
VA International Equity Fund	14,221,334	577,655	(2,887,493)	(2,309,838)
VA Macro 100 Fund	5,844,188	88,619	(1,602,283)	(1,513,664)
VA Mid Corp America Fund	14,623,015	3,259,757	(2,031,187)	1,228,570
VA New Economy Fund	11,288,316	682,190	(2,313,084)	(1,630,894)
VA Real Strategies Fund	573,194	11,796	(101,103)	(89,307)
VA Rotating Markets Fund	4,768,720	630,082	(2,300)	627,782
VA Situs Fund	16,675,966	1,376,499	(5,021,635)	(3,645,136)
VA Mortgage Securities Fund	8,760,440	248,461	(336,001)	(87,540)

*The differences between the book-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the differences between book and tax amortization methods for premium and market discount, and the return of capital adjustments from real estate investment trusts.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2009.

The tax character of distributions paid during the fiscal year ended December 31, 2008 was as follows:

	Distributions Paid From**
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
VA Balanced Fund	$175	$--	$175	$--	$175
VA Dividend Capture Fund	5,806,590	739,013	6,545,603	227,011	6,772,614
VA Growth Fund	202,055	1,745,610	1,947,665	415	1,948,080
VA Income Equity Fund	1,774,455	1,721,178	3,495,633	40,886	3,536,519
VA International Equity Fund	450,890	247,446	698,336	--	698,336
VA Macro 100 Fund	105,748	--	105,748	402	106,150
VA Mid Corp America Fund	350,372	1,113,739	1,464,111	5,072	1,469,183
VA New Economy Fund	130,642	1,964,837	2,095,479	14,925	2,110,404
VA Real Strategies Fund	9,169	--	9,169	924	10,093
VA Rotating Markets Fund	239,572	643,084	882,656	3	882,659
VA Situs Fund	26,877	289,365	316,242	11,503	327,745
VA Mortgage Securities Fund	795,407	4,736	800,143	8,946	809,089

**The tax character of distributions paid may differ from the character of distributions shown on the statements of changes in net assets due to short-term capital gains being treated as ordinary income for tax purposes.

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
VA Balanced Fund	$3,995	$--	$3,995	$(800)	$2,902	$6,097
VA Dividend Capture Fund	--	--	--	(9,011,708)	(10,418,822)	(19,430,530)
VA Growth Fund	--	--	--	(2,930,768)	(1,280,992)	(4,211,760)
VA Income Equity Fund	--	--	--	(4,321,439)	(5,151,294)	(9,472,733)
VA International Equity Fund	6,127	--	6,127	(482,543)	(4,301,789)	(4,778,205)
VA Macro 100 Fund	--	--	--	(1,906,934)	(1,701,808)	(3,608,742)
VA Mid Corp America Fund	--	--	--	(487,708)	(1,365,878)	(1,853,586)
VA New Economy Fund	--	--	--	(2,360,364)	(4,404,508)	(6,764,872)
VA Real Strategies Fund	--	--	--	(43,668)	(146,526)	(190,194)
VA Rotating Markets Fund	--	--	--	(1,077,055)	(1,093,349)	(2,170,404)
VA Situs Fund	--	--	--	(197,228)	(6,448,583)	(6,645,811)
VA Mortgage Securities Fund	--	--	--	(113,816)	(50,359)	(164,175)

* The differences between the book-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the differences between book and tax amortization methods for premium and market discount, and the return of capital adjustments from real estate investment trusts.

As of December 31, 2008, the following Funds had net capital loss carryforwards that expire in the noted fiscal years, to offset future net capital gains, if any, to the extent provided by Treasury regulations:

Fund	2016
VA Balanced Fund	$800
VA Dividend Capture Fund	4,101,313
VA Growth Fund	2,158,802
VA Income Equity Fund	2,774,215
VA International Equity Fund	226,000
VA Macro 100 Fund	1,759,976
VA Mid Corp America Fund	438,892
VA New Economy Fund	100,890
VA Real Strategies Fund	23,927
VA Rotating Markets Fund	335,513
VA Situs Fund	157,155
VA Mortgage Securities Fund	100,360

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended December 31, 2008, the Funds deferred post-October capital losses, post-October currency losses and post-October passive foreign investment losses as follows:

Fund	Post-October Losses
VA Dividend Capture Fund	$4,910,395
VA Growth Fund	771,966
VA Income Equity Fund	1,547,224
VA International Equity Fund	256,543
VA Macro 100 Fund	146,958
VA Mid Corp America Fund	48,816
VA New Economy Fund	2,259,474
VA Real Strategies Fund	19,741
VA Rotating Markets Fund	741,542
VA Situs Fund	40,073
VA Mortgage Securities Fund	13,456

The Funds comply with FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. FIN 48 includes a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). FIN 48 did not impact the Funds’ net assets or result of operations.

L. Subsequent Events

The Funds have evaluated subsequent events through August 13, 2009, which is the date these financial statements were issued and there are no subsequent events to report.

(3) Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee--The Advisor, a subsidiary of The Huntington National Bank, serves as the Funds’ investment advisor. The Advisor receives a fee for its services, computed daily and paid monthly, at an annual rate of 0.60% of the average daily net assets of each Fund, except for VA Balanced Fund, for which the Advisor receives a fee, computed daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of the VA Balanced Fund.

The Advisor has agreed to contractually waive all or a portion of its investment advisory fee for VA Balanced Fund (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of VA Balanced Fund in order to limit the total direct net annual operating expenses to not more than 0.10% of the average daily net assets of VA Balanced Fund through April 30, 2010. Prior to May 1, 2009 the Advisor had contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive from the Funds and/or to reimburse certain operating expenses of each Fund in order to limit the total operating expenses for each Fund to not more than 1.00% (except VA Balanced Fund) of each Fund’s average daily net assets. Huntington and the Advisor may also pay out of their reasonable profits and other resources (including those of their affiliates) advertising, marketing, and other expenses for the benefit of the Funds.

Consulting Fee--Laffer Investments, Inc. acts as a consultant (the “Consultant”) to the Advisor for VA Macro 100 Fund. The Advisor pays the Consultant a fee for its services. Neither the Trust nor VA Macro 100 Fund is liable for payment of this fee.

Administrative and Financial Administration Fees--Huntington is the Administrator to the Trust, and Unified Fund Services, Inc. (“Unified”), a subsidiary of Huntington, is the Sub-Administrator. Prior to April 1, 2009, Federated Services Co. was Sub-Administrator to the Trust under an agreement with Huntington. As Administrator, Huntington provides the Funds with certain administrative services. As Sub-Administrator, Unified provides the Funds with certain administrative personnel, and generally assists with the provision of administrative services necessary to operate the Funds. The Administrator pays the Sub-Administrator a fee for the services it provides to the Trust. Under the Administrative Services Agreement, Huntington also provides portfolio accounting services to the Funds. Huntington has sub-contracted certain fund accounting services to Citi Fund Services Ohio, Inc. (“Citi” or “Sub-Financial Administrator”). Citi is paid directly by Huntington, not the Funds, for these services. The fees paid for administrative, sub-administrative, financial administrative and sub-financial administrative services are based on the level of average net assets of each Fund for the period, subject to minimum fees in certain circumstances.

Huntington provides administrative and financial administration and accounting services at the following annual rate on a tiered basis:

Maximum Administrative Fee	Average Daily Net Assets of the Trust
0.1822%	On the first $4 billion
0.1650%	On the next $2 billion
0.1575%	On the next $2 billion
0.1450%	On assets in excess of $8 billion

There is no minimum annual fee per Fund or class of shares.

Prior to April 1, 2009, Huntington received the following fees at an annual rate on a tiered basis:

Maximum Administrative Fee	Average Daily Net Assets of the Trust
0.1835%	On the first $4 billion
0.1650%	On the next $2 billion
0.1575%	On the next $2 billion
0.1450%	On assets in excess of $8 billion

Transfer and Dividend Disbursing Agent Fees and Expenses--Unified is the transfer and dividend disbursing agent for the Funds. For its services, Unified receives a yearly fixed amount per shareholder account, subject to a yearly minimum of $6,000 for each of the Funds. Unified is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

Custodian Fees--Huntington serves as custodian for each of the Funds. Brown Brothers Harriman serves as sub-custodian for VA International Equity Fund’s, VA Real Strategies Fund’s and VA Situs Fund’s foreign assets. Prior to May 26, 2009, State Street Bank and Trust Company served as VA International Equity Fund’s custodian for both foreign and domestic assets and the Bank of New York Mellon served as sub-custodian of VA Real Strategies Fund’s and VA Situs Fund’s foreign assets and received fees for these services. Huntington and Brown Brothers Harriman receive fees based on the level of a Fund’s average daily net assets for the period, plus out-of-pocket expenses.

Compliance Services--The Trust has contracted with Huntington to provide a Chief Compliance Officer to the Trust, for which it pays Huntington $125,000 annually.

General--Certain officers of the Trust are Officers and/or Directors or Trustees of the above companies.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in a certain affiliated money market fund which is managed by the Advisor. Income distributions earned from investments in this fund are recorded as income from affiliates in the accompanying financial statements. A summary of each Fund’s investment in such affiliated money market fund (Huntington Money Market Fund) is set forth below:

Fund	12/31/08 Market Value	Purchases	Sales	6/30/09 Market Value	Income
VA Dividend Capture Fund	$528,197	$2,711,999	$(3,014,652)	$225,544	$51
VA Growth Fund	380,376	913,349	(579,296)	714,429	90
VA Income Equity Fund	357,593	1,154,584	(1,267,012)	245,165	87
VA International Equity Fund	--	1,173,639	(617,161)	556,478	4
VA Macro 100 Fund	38,903	280,748	(305,058)	14,593	19
VA Mid Corp America Fund	952,602	2,811,818	(3,150,862)	613,558	259
VA New Economy Fund	1,356,465	1,856,491	(1,840,348)	1,372,608	370
VA Real Strategies Fund	38,212	173,314	(110,546)	100,980	9
VA Rotating Markets Fund	330,812	1,174,588	(858,655)	646,745	105
VA Situs Fund	181,223	1,279,944	(727,729)	733,438	71
VA Mortgage Securities Fund	484,594	2,045,894	(1,828,536)	701,952	134

Additionally, VA Balanced Fund invests in other funds within the Trust. A summary of the VA Balanced Fund’s investments in these affiliated funds is set forth below:

VA Balanced Fund	12/31/08 Market Value	Purchases	Sales	6/30/08 Market Value	Income
Huntington Money Market Fund	$4,401	$466,798	$(428,176)	$43,023	$10
Huntington Fixed Income Securities Fund	69,010	345,502	(48,955)	368,646	4,297
VA Dividend Capture Fund	9,755	41,366	(8,477)	46,730	--
VA Growth Fund	40,406	179,240	(16,052)	209,522	--
VA Income Equity Fund	28,053	120,897	(15,348)	139,701	--
VA International Equity Fund	22,582	99,185	(16,582)	115,820	40
VA Macro 100 Fund	11,478	50,783	(6,578)	58,130	--
VA Mid Corp America Fund	9,069	40,428	(6,135)	46,624	--
VA New Economy Fund	10,134	44,068	(6,374)	52,548	--
VA Situs Fund	5,654	26,135	(4,971)	29,078	--
VA Mortgage Securities Fund	15,039	67,895	(7,542)	76,138	--

(4) VA Rotating Markets Fund, VA Real Strategies Fund and VA Balanced Fund Structure

The VA Rotating Markets Fund, VA Real Strategies Fund and VA Balanced Fund (“Investing Funds”), in accordance with their prospectus, seek to achieve their investment objectives by investing in other investment companies (“Underlying Funds”) with similar investment objectives. As a result, investors in the Investing Funds incur expenses of both the Investing Funds and Underlying Funds, including transaction costs related to the purchases and sales of Underlying Fund shares.

(5) Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 2009, were as follows:

Fund	Purchases	Sales
VA Balanced Fund	$1,019,340	$137,014
VA Dividend Capture Fund	11,461,040	12,090,783
VA Growth Fund	6,981,387	7,332,832
VA Income Equity Fund	6,323,915	6,294,278
VA International Equity Fund	3,306,111	1,891,138
VA Macro 100 Fund	284,803	304,382
VA Mid Corp America Fund	2,767,331	17,783,817
VA New Economy Fund	2,568,227	2,696,804
VA Real Strategies Fund	151,841	49,031
VA Rotating Markets Fund	5,289,204	5,736,587
VA Situs Fund	740,435	828,546
VA Mortgage Securities Fund	863,662	1,317,414

Purchases and sales of long-term U.S. government securities for the period ended June 30, 2009 were as follows:

Fund	Purchases	Sales
VA Mortgage Securities Fund	$606,955	$1,277,544

Huntington Funds

Supplemental Information (Unaudited)
Shareholder Expense Examples

Fund Expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire six-month period from January 1, 2009 to June 30, 2009.

Actual Expenses. The “actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this line together with the amount you invested to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the “actual” line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The “hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as withdrawal charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the separate accounts, variable annuity contracts or variable life insurance policies. Therefore, the “hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value, January 1, 2009	Ending Account Value, June 30, 2009	Expenses Paid During Period(1)	Annualized Expense Ratio
VA Balanced Fund
Actual	$ 1,000.00	$ 1,036.00	$ 0.50	0.10%
Hypothetical(2)	$ 1,000.00	$ 1,024.30	$ 0.50	0.10%
VA Dividend Capture Fund
Actual	$ 1,000.00	$ 1,024.00	$ 4.87	0.97%
Hypothetical(2)	$ 1,000.00	$ 1,019.98	$ 4.86	0.97%
VA Growth Fund
Actual	$ 1,000.00	$ 995.10	$ 4.95	1.00%
Hypothetical(2)	$ 1,000.00	$ 1,019.84	$ 5.01	1.00%
VA Income Equity Fund
Actual	$ 1,000.00	$ 966.50	$ 4.73	0.97%
Hypothetical(2)	$ 1,000.00	$ 1,019.98	$ 4.86	0.97%
VA International Equity Fund
Actual	$ 1,000.00	$ 1,102.00	$ 5.42	1.04%
Hypothetical(2)	$ 1,000.00	$ 1,019.64	$ 5.21	1.04%
VA Macro 100 Fund
Actual	$ 1,000.00	$ 989.30	$ 5.08	1.03%
Hypothetical(2)	$ 1,000.00	$ 1,019.69	$ 5.16	1.03%
VA Mid Corp America Fund
Actual	$ 1,000.00	$ 1,088.10	$ 5.02	0.97%
Hypothetical(2)	$ 1,000.00	$ 1,019.98	$ 4.86	0.97%
VA New Economy Fund
Actual	$ 1,000.00	$ 1,145.50	$ 5.32	1.00%
Hypothetical(2)	$ 1,000.00	$ 1,019.84	$ 5.01	1.00%
VA Real Strategies Fund
Actual	$ 1,000.00	$ 1,116.40	$ 8.61	1.64%
Hypothetical(2)	$ 1,000.00	$ 1,016.66	$ 8.20	1.64%
VA Rotating Markets Fund
Actual	$ 1,000.00	$ 1,119.70	$ 5.36	1.02%
Hypothetical(2)	$ 1,000.00	$ 1,019.74	$ 5.11	1.02%
VA Situs Fund
Actual	$ 1,000.00	$ 1,091.50	$ 5.19	1.00%
Hypothetical(2)	$ 1,000.00	$ 1,019.84	$ 5.01	1.00%
VA Mortgage Securities Fund
Actual	$ 1,000.00	$ 1,015.10	$ 5.15	1.03%
Hypothetical(2)	$ 1,000.00	$ 1,019.69	$ 5.16	1.03%

(1) Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Funds’ Adviser for the period beginning January 1, 2009 through June 30, 2009. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(2) Hypothetical assumes 5% annual return before expenses.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus, which contains facts concerning each Fund’s objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-253-0412 or at www.huntingtonvafunds.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-551-8090 for information on the operation of the Public Reference Room.) You may also access this information at www.huntingtonvafunds.com by selecting “Form N-Q.”

[Logo of Huntington Funds]

The Huntington National Bank, a subsidiary of Huntington Bancshares, Inc., is the Administrator, Financial Administrator and Custodian of The Huntington Funds. Huntington Asset Advisors, Inc., a subsidiary of The Huntington National Bank, serves as Investment Advisor to the Funds. Unified Fund Services, Inc., a subsidiary of Huntington Bancshares, Inc., is Sub-Administrator to the Funds.

Cusip 446327165
Cusip 446771206
Cusip 446771107
Cusip 446771701
Cusip 446771305
Cusip 446771503
Cusip 446771602
Cusip 446771800
Cusip 446771875
Cusip 446771867
Cusip 446771883
Cusip 446327215

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.
(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

(a)(3) Not applicable.

(b)(2) Certifications pursuant to Rule 30a-2 (a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      The Huntington Funds

By (Signature and Title)*        /s/Anthony J. Ghoston
            Anthony J. Ghoston, Chief Executive Officer and Principal
                                    Executive Officer

Date:  September 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/Anthony J. Ghoston
Anthony J. Ghoston, Chief Executive Officer and Principal
                                Executive Officer

Date:  September 2, 2009

By (Signature and Title)*                /s/Christopher E. Sabato
           Christopher E. Sabato, Treasurer and Principal Financial Officer

Date:  September 3, 2009

*Print the name and title of each signing officer under his or her signature.